UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	5-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT   |   MAY 31, 2011

Strategic Allocation: Aggressive Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	42

Statement of Operations	43

Statement of Changes in Net Assets	44

Notes to Financial Statements	45

Financial Highlights	53

Additional Information	59

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSAX	11.77%	24.57%	5.31%	5.30%	7.57%	2/15/96
S&P 500 Index	—	15.03%	25.95%	3.32%	2.64%	6.88%(2)	—
Barclays Capital U.S. Aggregate Bond Index	—	1.91%	5.84%	6.63%	5.82%	6.22%(2)	—
Barclays Capital U.S. 1-3 Month Treasury Bill Index	—	0.07%	0.14%	1.95%	2.04%	3.16%(2)	—
Institutional Class	AAAIX	11.95%	24.96%	5.52%	5.51%	4.34%	8/1/00
A Class(3) No sales charge* With sales charge*	ACVAX	11.62% 5.14%	24.41% 17.25%	5.07% 3.85%	5.04% 4.43%	7.12% 6.69%	10/2/96
B Class No sales charge* With sales charge*	ALLBX	11.31% 6.31%	23.58% 19.58%	4.29% 4.12%	— —	6.05% 6.05%	9/30/04
C Class No sales charge* With sales charge*	ASTAX	11.19% 10.19%	23.47% 23.47%	4.30% 4.30%	— —	5.31% 5.31%	11/27/01
R Class	AAARX	11.45%	24.06%	4.73%	—	5.81%	3/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.21%	1.01%	1.46%	2.21%	2.21%	1.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2011
Top Ten Stock Holdings	% of net assets
Exxon Mobil Corp.	1.5%
Apple, Inc.	1.0%
General Electric Co.	0.7%
Chevron Corp.	0.7%
International Business Machines Corp.	0.6%
Microsoft Corp.	0.6%
Johnson & Johnson	0.6%
AT&T, Inc.	0.6%
Accenture plc, Class A	0.5%
Wells Fargo & Co.	0.5%

Geographic Composition of Stock Holdings	% of net assets
United States	55.7%
United Kingdom	2.3%
Switzerland	2.1%
France	1.5%
Other Countries	16.6%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	5.9 years
Average Duration (effective)	4.8 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	55.7%
Foreign Common Stocks	22.5%
Corporate Bonds	7.6%
U.S. Treasury Securities	6.6%
U.S. Government Agency Mortgage-Backed Securities	3.2%
U.S. Government Agency Securities and Equivalents	0.7%
Commercial Mortgage-Backed Securities	0.6%
Collateralized Mortgage Obligations	0.5%
Municipal Securities	0.4%
Commercial Paper	0.2%
Sovereign Governments and Agencies	0.2%
Convertible Preferred Stocks	—*
Preferred Stocks	—*
Temporary Cash Investments	2.2%
Other Assets and Liabilities	(0.4)%
*Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 – 5/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,117.70	$6.34	1.20%
Institutional Class	$1,000	$1,119.50	$5.28	1.00%
A Class	$1,000	$1,116.20	$7.65	1.45%
B Class	$1,000	$1,113.10	$11.59	2.20%
C Class	$1,000	$1,111.90	$11.58	2.20%
R Class	$1,000	$1,114.50	$8.96	1.70%
Hypothetical
Investor Class	$1,000	$1,018.95	$6.04	1.20%
Institutional Class	$1,000	$1,019.95	$5.04	1.00%
A Class	$1,000	$1,017.70	$7.29	1.45%
B Class	$1,000	$1,013.96	$11.05	2.20%
C Class	$1,000	$1,013.96	$11.05	2.20%
R Class	$1,000	$1,016.45	$8.55	1.70%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 78.2%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	1,062	$28,026
Alliant Techsystems, Inc.	1,462	104,577
American Science & Engineering, Inc.	184	15,922
BE Aerospace, Inc.(1)	86,200	3,225,604
Ceradyne, Inc.(1)	355	15,890
Curtiss-Wright Corp.	3,962	135,144
Esterline Technologies Corp.(1)	258	19,510
European Aeronautic Defence and Space Co. NV	42,870	1,417,098
General Dynamics Corp.	20,561	1,526,037
Honeywell International, Inc.	39,103	2,328,584
Huntington Ingalls Industries, Inc.(1)	6,878	251,528
ITT Corp.	10,590	610,196
Lockheed Martin Corp.	8,100	630,990
Moog, Inc., Class A(1)	659	27,052
Northrop Grumman Corp.	31,248	2,040,182
Raytheon Co.	8,413	423,847
Safran SA	42,720	1,746,107
Textron, Inc.	28,667	655,901
TransDigm Group, Inc.(1)	29,500	2,419,000
Triumph Group, Inc.	1,645	153,840
United Technologies Corp.	36,995	3,247,051
Zodiac Aerospace	4,430	356,955
		21,379,041
AIR FREIGHT & LOGISTICS — 0.5%
United Parcel Service, Inc., Class B	73,308	5,387,405
AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	11,849	800,281
Allegiant Travel Co.(1)	506	23,079
JetBlue Airways Corp.(1)	5,447	33,063
SkyWest, Inc.	1,032	15,924
Southwest Airlines Co.	65,715	777,408
United Continental Holdings, Inc.(1)	690	16,664
		1,666,419
AUTO COMPONENTS — 0.7%
American Axle & Manufacturing Holdings, Inc.(1)	12,769	147,610
Amerigon, Inc.(1)	1,471	24,463
Autoliv, Inc.	18,308	1,409,350
BorgWarner, Inc.(1)	49,338	3,577,498
Cooper Tire & Rubber Co.	653	15,776
Magna International, Inc.	13,477	653,634
Pirelli & C SpA	57,120	569,555
Standard Motor Products, Inc.	1,620	24,462
TRW Automotive Holdings Corp.(1)	20,877	1,187,275
Xinyi Glass Holdings Ltd.	760,000	775,863
		8,385,486
AUTOMOBILES — 0.9%
Bayerische Motoren Werke AG	14,980	1,328,295
Brilliance China Automotive Holdings Ltd.(1)	434,000	397,738
Ford Motor Co.(1)	36,618	546,340
Harley-Davidson, Inc.	50,305	1,869,334
Hyundai Motor Co.	13,066	3,068,341
Nissan Motor Co. Ltd.	210,400	2,108,668
PT Astra International Tbk	96,500	664,372
Tofas Turk Otomobil Fabrikasi AS	78,878	381,733
		10,364,821
BEVERAGES — 1.3%
Anheuser-Busch InBev NV	25,249	1,525,384
Cia de Bebidas das Americas Preference Shares ADR	34,998	1,103,837
Coca-Cola Co. (The)	78,849	5,267,902
Coca-Cola Enterprises, Inc.	26,132	754,953
Constellation Brands, Inc., Class A(1)	10,135	222,565
Dr Pepper Snapple Group, Inc.	32,251	1,328,741
Fomento Economico Mexicano SAB de CV ADR	8,473	524,733
Hansen Natural Corp.(1)	7,419	531,571
PepsiCo, Inc.	34,913	2,483,012
Pernod-Ricard SA	6,626	671,659
Primo Water Corp.(1)	1,372	19,414
		14,433,771
BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc.(1)	983	32,292
Alexion Pharmaceuticals, Inc.(1)	54,475	2,583,205
Alkermes, Inc.(1)	947	17,349
AMAG Pharmaceuticals, Inc.(1)	729	13,457
Amgen, Inc.(1)	56,799	3,438,611
ARIAD Pharmaceuticals, Inc.(1)	3,224	27,984
Biogen Idec, Inc.(1)	16,486	1,561,719
Cephalon, Inc.(1)	9,642	768,371
Cepheid, Inc.(1)	1,408	45,225

8

	Shares/ Principal Amount	Value
Cubist Pharmaceuticals, Inc.(1)	1,401	$53,981
Geron Corp.(1)	3,461	15,194
Gilead Sciences, Inc.(1)	42,257	1,763,807
Human Genome Sciences, Inc.(1)	13,773	376,967
ImmunoGen, Inc.(1)	1,683	20,465
Incyte Corp. Ltd.(1)	2,110	37,410
InterMune, Inc.(1)	1,130	42,036
Isis Pharmaceuticals, Inc.(1)	2,589	23,897
Micromet, Inc.(1)	2,419	14,974
Momenta Pharmaceuticals, Inc.(1)	1,107	22,151
Onyx Pharmaceuticals, Inc.(1)	1,435	60,916
PDL BioPharma, Inc.	3,770	25,033
Pharmasset, Inc.(1)	737	75,321
Savient Pharmaceuticals, Inc.(1)	2,223	18,873
Seattle Genetics, Inc.(1)	2,252	43,621
Theravance, Inc.(1)	1,616	42,226
Vertex Pharmaceuticals, Inc.(1)	25,100	1,355,149
		12,480,234
BUILDING PRODUCTS(2)
Apogee Enterprises, Inc.	753	9,970
China Liansu Group Holdings Ltd.	541,000	456,198
Nortek, Inc.(1)	150	5,925
Simpson Manufacturing Co., Inc.	468	13,113
		485,206
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.(1)	9,500	1,004,435
American Capital Ltd.(1)	94,000	930,600
Ameriprise Financial, Inc.	10,834	663,366
Apollo Investment Corp.	6,676	76,173
Ares Capital Corp.	1,735	29,183
Artio Global Investors, Inc.	2,845	39,801
Bank of New York Mellon Corp. (The)	32,700	919,197
BGC Partners, Inc., Class A	4,461	37,071
BlackRock Kelso Capital Corp.	2,249	22,288
BlackRock, Inc.	8,113	1,667,708
Calamos Asset Management, Inc., Class A	772	11,572
Charles Schwab Corp. (The)	65,818	1,185,382
Fifth Street Finance Corp.	2,109	26,004
Franklin Resources, Inc.	7,049	913,409
Goldman Sachs Group, Inc. (The)	10,300	1,449,519
Hercules Technology Growth Capital, Inc.	3,876	42,442
HFF, Inc., Class A(1)	5,805	94,796
Investment Technology Group, Inc.(1)	449	6,798
KKR & Co. LP	56,079	963,998
Knight Capital Group, Inc., Class A(1)	1,879	23,187
Lazard Ltd., Class A	22,700	884,165
Legg Mason, Inc.	39,999	1,353,566
MCG Capital Corp.	4,160	28,621
Morgan Stanley	53,067	1,282,099
Northern Trust Corp.	24,419	1,191,403
PennantPark Investment Corp.	3,644	45,295
Piper Jaffray Cos.(1)	633	21,028
Prospect Capital Corp.	1,796	21,031
Raymond James Financial, Inc.	22,700	811,298
Schroders plc	25,850	698,311
State Street Corp.	4,892	223,907
T. Rowe Price Group, Inc.	11,653	737,635
TradeStation Group, Inc.(1)	3,552	34,596
UBS AG(1)	86,050	1,653,625
		19,093,509
CHEMICALS — 2.0%
A. Schulman, Inc.	737	18,786
Air Liquide SA	11,631	1,618,219
Albemarle Corp.	35,900	2,543,156
Arch Chemicals, Inc.	432	15,617
Balchem Corp.	1,383	59,676
BASF SE	16,650	1,538,354
Calgon Carbon Corp.(1)	1,281	22,097
China BlueChemical Ltd. H Shares	636,000	507,581
China Lumena New Materials Corp.	784,000	348,117
Christian Hansen Holding A/S	23,900	575,347
Cytec Industries, Inc.	412	23,150
E.I. du Pont de Nemours & Co.	46,042	2,454,039
Flotek Industries, Inc.(1)	3,106	27,581
Georgia Gulf Corp.(1)	429	12,158
H.B. Fuller Co.	1,596	35,575
International Flavors & Fragrances, Inc.	16,100	1,031,366
Intrepid Potash, Inc.(1)	2,447	78,769

9

Shares/ Principal Amount	Value
JSR Corp.	33,500	$665,066
LG Chem Ltd.	4,030	2,003,519
LyondellBasell Industries NV, Class A	29,209	1,279,646
Minerals Technologies, Inc.	4,720	320,960
Monsanto Co.	7,533	535,144
Olin Corp.	654	15,709
OM Group, Inc.(1)	1,085	40,449
PPG Industries, Inc.	34,250	3,037,975
Sensient Technologies Corp.	587	22,335
Sigma-Aldrich Corp.	11,162	784,577
Solutia, Inc.(1)	4,440	110,867
Syngenta AG(1)	4,120	1,422,979
Umicore SA	10,680	589,381
W.R. Grace & Co.(1)	14,353	671,577
Yara International ASA	14,290	862,070
		23,271,842
COMMERCIAL BANKS — 3.6%
Agricultural Bank of China Ltd. H Shares(1)	1,182,000	724,078
American National Bankshares, Inc.	974	19,626
Associated Banc-Corp.	2,386	33,619
Banco Bilbao Vizcaya Argentaria SA	135,216	1,584,051
BancorpSouth, Inc.	1,434	18,413
Barclays plc	200,580	916,576
BNP Paribas	18,603	1,455,444
BOK Financial Corp.	3,330	176,523
Boston Private Financial Holdings, Inc.	4,659	30,749
Cathay General Bancorp.	5,598	91,247
CIMB Group Holdings Bhd	192,600	535,563
Comerica, Inc.	18,819	679,554
Commerce Bancshares, Inc.	14,520	621,166
Commonwealth Bank of Australia	11,620	629,228
Community Bank System, Inc.	712	17,857
Cullen/Frost Bankers, Inc.	2,669	155,443
CVB Financial Corp.	1,839	16,496
DBS Group Holdings Ltd.	52,000	624,149
East West Bancorp., Inc.	831	16,695
F.N.B. Corp.	2,710	28,591
First Commonwealth Financial Corp.	1,493	8,734
First Horizon National Corp.	8,667	91,090
First Interstate Bancsystem, Inc.	1,285	18,247
First Midwest Bancorp., Inc.	1,986	24,309
First Republic Bank(1)	763	24,607
FirstMerit Corp.	2,777	45,237
Fulton Financial Corp.	5,033	56,068
HDFC Bank Ltd.	15,830	843,464
Heritage Financial Corp.	2,069	28,014
Home Bancshares, Inc.	1,172	28,105
HSBC Holdings plc (Hong Kong)	105,359	1,112,125
IBERIABANK Corp.	507	29,786
ICICI Bank Ltd.	32,761	786,481
Industrial & Commercial Bank of China Ltd. H Shares(1)	2,485,660	2,085,750
Itau Unibanco Holding SA Preference Shares	61,011	1,379,346
Kasikornbank PCL NVDR	223,800	919,642
Lakeland Financial Corp.	1,311	29,301
MB Financial, Inc.	988	19,632
Mitsubishi UFJ Financial Group, Inc.	207,100	958,652
Nara Bancorp., Inc.(1)	4,105	34,851
National Bankshares, Inc.	682	17,139
Old National Bancorp.	2,403	25,952
OTP Bank plc(1)	17,789	589,029
Pacific Continental Corp.	1,896	17,576
Park Sterling Corp.(1)	4,558	22,790
Pinnacle Financial Partners, Inc.(1)	3,679	57,061
PNC Financial Services Group, Inc.	29,410	1,835,772
Powszechna Kasa Oszczednosci Bank Polski SA	120,183	1,928,063
PrivateBancorp, Inc.	2,911	47,653
PT Bank Mandiri (Persero) Tbk	1,538,819	1,301,407
PT Bank Rakyat Indonesia (Persero) Tbk	953,000	711,003
Sandy Spring Bancorp, Inc.	822	15,478
Sberbank of Russia	887,078	3,137,852
Standard Chartered plc	35,062	940,403
SunTrust Banks, Inc.	10,491	295,112
SVB Financial Group(1)	405	24,049
Swedbank AB A Shares	103,660	1,930,053
Synovus Financial Corp.	11,294	26,880
TCF Financial Corp.	1,895	28,520
Texas Capital Bancshares, Inc.(1)	2,090	52,313
Trico Bancshares	1,591	23,658
Trustmark Corp.	1,263	30,110

10

Shares/ Principal Amount	Value
Turkiye Garanti Bankasi AS	210,769	$942,094
U.S. Bancorp.	72,903	1,866,317
Umpqua Holdings Corp.	2,082	24,942
UniCredit SpA	788,790	1,799,462
United Bankshares, Inc.	801	19,424
Washington Banking Co.	1,255	16,654
Webster Financial Corp.	2,083	43,451
Wells Fargo & Co.	204,460	5,800,530
West Coast Bancorp.(1)	2,427	42,379
Westamerica Bancorp.	1,074	54,022
Wintrust Financial Corp.	907	29,450
		40,595,107
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Aggreko plc	34,350	1,059,122
Avery Dennison Corp.	10,600	448,804
Brink’s Co. (The)	1,012	30,107
Cintas Corp.	10,257	336,942
Deluxe Corp.	2,227	57,323
Metalico, Inc.(1)	4,338	25,681
Pitney Bowes, Inc.	6,713	160,374
Republic Services, Inc.	47,356	1,492,661
Steelcase, Inc., Class A	5,788	62,916
Stericycle, Inc.(1)	20,300	1,808,527
SYKES Enterprises, Inc.(1)	2,396	51,825
Team, Inc.(1)	1,514	34,822
US Ecology, Inc.	2,170	38,062
Waste Management, Inc.	4,749	184,641
		5,791,807
COMMUNICATIONS EQUIPMENT — 1.7%
Acme Packet, Inc.(1)	2,745	207,769
Alcatel-Lucent(1)	139,900	791,903
Aruba Networks, Inc.(1)	27,300	775,866
Bel Fuse, Inc., Class B	1,202	23,523
Blue Coat Systems, Inc.(1)	1,486	34,104
Cisco Systems, Inc.	230,125	3,866,100
Comba Telecom Systems Holdings Ltd.	327,228	362,864
DG FastChannel, Inc.(1)	534	18,893
Emulex Corp.(1)	30,449	283,176
F5 Networks, Inc.(1)	7,800	885,924
Finisar Corp.(1)	1,143	27,455
HTC Corp.	96,600	4,128,850
Juniper Networks, Inc.(1)	30,955	1,133,262
Motorola Solutions, Inc.(1)	4,599	220,154
Netgear, Inc.(1)	2,004	83,867
Oplink Communications, Inc.(1)	2,993	55,311
QUALCOMM, Inc.	68,387	4,006,794
Research In Motion Ltd.(1)	4,028	172,600
Riverbed Technology, Inc.(1)	15,491	587,419
ShoreTel, Inc.(1)	1,979	21,769
Sycamore Networks, Inc.	1,501	36,384
Telefonaktiebolaget LM Ericsson B Shares	60,110	891,239
Tellabs, Inc.	5,358	24,486
ZTE Corp. H Shares	110,160	392,977
		19,032,689
COMPUTERS & PERIPHERALS — 2.0%
Apple, Inc.(1)	32,870	11,433,172
Avid Technology, Inc.(1)	1,011	17,662
Catcher Technology Co. Ltd.	158,000	1,033,778
Dell, Inc.(1)	200,833	3,229,395
Electronics for Imaging, Inc.(1)	1,723	31,100
EMC Corp.(1)	98,263	2,797,548
Hewlett-Packard Co.	29,320	1,095,982
Lexmark International, Inc., Class A(1)	27,530	819,843
NetApp, Inc.(1)	33,252	1,821,212
QLogic Corp.(1)	1,705	27,587
SanDisk Corp.(1)	4,746	225,530
Stratasys, Inc.(1)	798	28,089
Synaptics, Inc.(1)	854	23,955
USA Technologies, Inc.(1)	14,522	33,400
Western Digital Corp.(1)	6,800	249,220
		22,867,473
CONSTRUCTION & ENGINEERING — 0.3%
Chicago Bridge & Iron Co. NV New York Shares	855	32,541
Comfort Systems USA, Inc.	1,522	15,783
EMCOR Group, Inc.(1)	1,221	37,082
Fluor Corp.	5,102	351,681
Foster Wheeler AG(1)	24,000	822,240
Granite Construction, Inc.	4,950	136,076
KBR, Inc.	48,705	1,817,671
Larsen & Toubro Ltd.	40	1,458
Pike Electric Corp.(1)	3,223	28,717
URS Corp.(1)	3,106	136,850
		3,380,099
CONSTRUCTION MATERIALS — 0.2%
China National Building Material Co. Ltd. H Shares	486,000	988,753
CRH plc	46,060	1,004,753
Martin Marietta Materials, Inc.	187	16,018

11

Shares/ Principal Amount	Value
PT Semen Gresik (Persero) Tbk	435,000	$494,453
Texas Industries, Inc.	422	17,678
		2,521,655
CONSUMER FINANCE — 0.6%
American Express Co.	72,149	3,722,888
Cash America International, Inc.	13,447	700,051
Discover Financial Services	73,700	1,757,008
EZCORP, Inc., Class A(1)	2,573	84,369
International Personal Finance plc	124,065	759,268
World Acceptance Corp.(1)	1,908	127,225
		7,150,809
CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc.	23,224	769,179
Crown Holdings, Inc.(1)	49,000	1,989,890
Silgan Holdings, Inc.	769	34,520
Sonoco Products Co.	1,166	41,300
		2,834,889
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	716	25,590
Genuine Parts Co.	2,140	117,272
Li & Fung Ltd.	436,000	969,193
		1,112,055
DIVERSIFIED — 0.3%
Consumer Staples Select Sector SPDR Fund	3,870	125,040
Health Care Select Sector SPDR Fund	3,469	125,300
iShares Dow Jones U.S. Healthcare Sector Index Fund	1,548	116,332
iShares MSCI Emerging Markets Index Fund	37,917	1,840,870
iShares Russell 1000 Growth Index Fund	6,376	393,846
iShares Russell 2000 Index Fund	561	47,590
iShares Russell 2000 Value Index Fund	1,544	116,248
iShares Russell Midcap Value Index Fund	12,471	611,453
iShares S&P Global Telecommunications Sector Index Fund	776	48,733
iShares S&P SmallCap 600 Index Fund	810	60,620
iShares S&P SmallCap 600 Value Index Fund	229	17,327
Utilities Select Sector SPDR Fund	3,683	124,743
		3,628,102
DIVERSIFIED CONSUMER SERVICES — 0.2%
Career Education Corp.(1)	1,806	38,829
H&R Block, Inc.	21,091	341,674
ITT Educational Services, Inc.(1)	15,304	1,052,609
K12, Inc.(1)	586	20,393
Regis Corp.	728	10,869
Sotheby’s	3,014	128,276
Steiner Leisure, Ltd.(1)	1,295	64,750
Weight Watchers International, Inc.	14,400	1,155,456
		2,812,856
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	199,560	2,344,830
Citigroup, Inc.	80,530	3,313,810
Compass Diversified Holdings	1,918	29,940
Encore Capital Group, Inc.(1)	1,176	38,914
JPMorgan Chase & Co.	102,201	4,419,171
McGraw-Hill Cos., Inc. (The)	33,568	1,425,633
ORIX Corp.	15,020	1,439,387
		13,011,685
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	206,103	6,504,611
Atlantic Tele-Network, Inc.	810	30,966
CenturyLink, Inc.	33,013	1,425,831
China Unicom (Hong Kong) Ltd.	438,000	967,472
China Unicom (Hong Kong) Ltd. ADR	60,042	1,325,727
Consolidated Communications Holdings, Inc.	8,191	156,776
Premiere Global Services, Inc.(1)	2,742	23,088
TELUS Corp.	7,432	406,790
Verizon Communications, Inc.	139,432	5,149,224
Vonage Holdings Corp.(1)	10,336	49,303
Windstream Corp.	16,617	223,499
		16,263,287
ELECTRIC UTILITIES — 0.6%
American Electric Power Co., Inc.	31,386	1,198,945
Central Vermont Public Service Corp.	496	17,013
Empire District Electric Co. (The)	6,446	123,505
Entergy Corp.	18,140	1,236,241

12

Shares/ Principal Amount	Value
Exelon Corp.	10,000	$418,500
FirstEnergy Corp.	691	30,832
Fortum Oyj	18,510	620,512
Great Plains Energy, Inc.	13,104	277,412
IDACORP, Inc.	456	17,953
Northeast Utilities	10,335	364,205
NV Energy, Inc.	38,541	607,792
Portland General Electric Co.	9,387	243,780
PPL Corp.	23,400	659,646
Unitil Corp.	960	24,605
Westar Energy, Inc.	25,822	702,100
		6,543,041
ELECTRICAL EQUIPMENT — 0.9%
ABB Ltd.(1)	37,570	1,009,045
Belden, Inc.	337	12,112
Brady Corp., Class A	1,829	63,046
Cooper Industries plc	25,500	1,602,675
Emerson Electric Co.	7,174	391,342
Encore Wire Corp.	2,430	59,025
Franklin Electric Co., Inc.	637	28,346
Hubbell, Inc., Class B	6,650	439,964
LSI Industries, Inc.	2,624	19,732
Polypore International, Inc.(1)	19,673	1,289,565
Regal-Beloit Corp.	225	15,525
Rockwell Automation, Inc.	43,239	3,593,593
Schneider Electric SA	9,487	1,566,253
Thomas & Betts Corp.(1)	12,865	704,359
		10,794,582
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Benchmark Electronics, Inc.(1)	1,681	29,048
Cognex Corp.	3,461	122,139
Corning, Inc.	2,135	43,020
CrucialTec Co. Ltd.(1)	20,014	412,911
Electro Scientific Industries, Inc.(1)	2,188	39,384
FARO Technologies, Inc.(1)	425	19,023
Hon Hai Precision Industry Co. Ltd.	452,463	1,592,232
IPG Photonics Corp.(1)	7,500	563,625
Jabil Circuit, Inc.	95,452	2,059,854
KEMET Corp.(1)	7,987	117,569
LeCroy Corp.(1)	2,666	34,498
Littelfuse, Inc.	2,979	178,740
Measurement Specialties, Inc.(1)	837	32,015
Methode Electronics, Inc.	1,815	21,707
Molex, Inc., Class A	12,782	291,941
MTS Systems Corp.	668	27,375
Murata Manufacturing Co. Ltd.	18,700	1,180,050
Park Electrochemical Corp.	991	29,839
PC Connection, Inc.(1)	649	5,666
Plexus Corp.(1)	1,980	73,814
Rogers Corp.(1)	218	10,231
TE Connectivity Ltd.	30,251	1,114,144
Tech Data Corp.(1)	494	23,401
TPK Holding Co. Ltd.(1)	22,000	718,388
Trimble Navigation Ltd.(1)	35,700	1,559,733
Vishay Intertechnology, Inc.(1)	69,834	1,108,265
		11,408,612
ENERGY EQUIPMENT & SERVICES — 2.0%
Atwood Oceanics, Inc.(1)	20,200	875,468
Baker Hughes, Inc.	2,000	147,860
Basic Energy Services, Inc.(1)	3,401	92,507
Bristow Group, Inc.	558	25,640
Cal Dive International, Inc.(1)	4,917	32,010
China Oilfield Services Ltd. H Shares(1)	264,000	527,207
Complete Production Services, Inc.(1)	4,075	135,249
Core Laboratories NV	22,612	2,322,026
Diamond Offshore Drilling, Inc.	4,683	344,997
FMC Technologies, Inc.(1)	18,228	813,516
Halliburton Co.	22,146	1,110,622
Helix Energy Solutions Group, Inc.(1)	1,685	29,521
Hornbeck Offshore Services, Inc.(1)	475	12,820
Key Energy Services, Inc.(1)	2,233	39,479
Matrix Service Co.(1)	1,631	21,806
National Oilwell Varco, Inc.	50,900	3,694,322
Petrofac Ltd.	24,679	653,471
Petroleum Geo-Services ASA(1)	37,760	613,983
Pioneer Drilling Co.(1)	9,073	132,829
Saipem SpA	49,482	2,614,066
Schlumberger Ltd.	54,005	4,629,309
SEACOR Holdings, Inc.	11,026	1,098,961
Seadrill Ltd.	26,190	950,594
Technip SA	16,220	1,747,948
Tetra Technologies, Inc.(1)	3,564	48,613
Transocean Ltd.	7,700	533,687
Unit Corp.(1)	525	30,235
		23,278,746

13

Shares/ Principal Amount	Value
FOOD & STAPLES RETAILING — 2.1%
Andersons, Inc. (The)	2,899	$125,614
Casey’s General Stores, Inc.	587	24,331
Costco Wholesale Corp.	26,228	2,163,285
CP ALL PCL	507,300	746,341
CVS Caremark Corp.	47,949	1,855,147
Jeronimo Martins SGPS SA	90,500	1,694,569
Kroger Co. (The)	37,000	918,340
Magnit OJSC GDR	58,350	1,798,389
Pantry, Inc. (The)(1)	2,854	52,713
PriceSmart, Inc.	3,118	145,455
Ruddick Corp.	422	18,547
SYSCO Corp.	59,400	1,913,274
Village Super Market, Inc., Class A	660	17,338
Walgreen Co.	92,248	4,024,780
Wal-Mart de Mexico SAB de CV	378,176	1,148,467
Wal-Mart Stores, Inc.	34,257	1,891,672
Weis Markets, Inc.	1,266	50,855
Wesfarmers Ltd.	27,746	987,347
Whole Foods Market, Inc.	73,237	4,479,175
Winn-Dixie Stores, Inc.(1)	10,978	100,010
		24,155,649
FOOD PRODUCTS — 1.7%
B&G Foods, Inc.	3,583	66,429
Campbell Soup Co.	3,956	137,471
ConAgra Foods, Inc.	8,662	220,275
Danone SA	29,072	2,133,295
Dole Food Co., Inc.(1)	1,791	24,017
Farmer Bros. Co.	1,170	11,981
General Mills, Inc.	35,191	1,399,546
Green Mountain Coffee Roasters, Inc.(1)	4,800	395,376
H.J. Heinz Co.	26,095	1,433,137
Hershey Co. (The)	39,340	2,192,418
Hormel Foods Corp.	3,404	99,839
J&J Snack Foods Corp.	446	22,978
J.M. Smucker Co. (The)	11,200	887,936
Kellogg Co.	32,442	1,848,870
Kraft Foods, Inc., Class A	34,200	1,195,974
Mead Johnson Nutrition Co.	28,628	1,940,692
Nestle SA	40,720	2,615,571
Omega Protein Corp.(1)	2,625	34,046
PT Indofood CBP Sukses Makmur Tbk(1)	912,500	539,899
Ralcorp Holdings, Inc.(1)	4,666	410,328
Sanderson Farms, Inc.	547	24,019
Sara Lee Corp.	15,860	310,063
Seneca Foods Corp., Class A(1)	498	13,660
Smithfield Foods, Inc.(1)	15,857	332,204
TreeHouse Foods, Inc.(1)	469	28,576
Tyson Foods, Inc., Class A	73,905	1,405,673
		19,724,273
GAS UTILITIES(2)
AGL Resources, Inc.	9,129	375,293
Atmos Energy Corp.	559	18,643
Chesapeake Utilities Corp.	896	36,234
WGL Holdings, Inc.	2,067	81,130
		511,300
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc.(1)	626	19,487
Align Technology, Inc.(1)	1,417	34,717
American Medical Systems Holdings, Inc.(1)	1,689	50,569
Arthrocare Corp.(1)	714	24,455
Boston Scientific Corp.(1)	64,251	461,322
C.R. Bard, Inc.	18,000	2,012,040
CareFusion Corp.(1)	12,412	359,700
Cie Generale d’Optique Essilor International SA	8,620	700,487
Cooper Cos., Inc. (The)	15,962	1,195,713
Covidien plc	31,704	1,743,720
Cutera, Inc.(1)	1,864	17,037
Cyberonics, Inc.(1)	726	23,704
DENTSPLY International, Inc.	8,391	329,263
DexCom, Inc.(1)	1,555	24,522
Edwards Lifesciences Corp.(1)	15,758	1,398,207
Gen-Probe, Inc.(1)	6,318	516,749
Haemonetics Corp.(1)	629	42,539
HeartWare International, Inc.(1)	256	18,650
Hologic, Inc.(1)	39,228	843,402
ICU Medical, Inc.(1)	540	23,414
Immucor, Inc.(1)	1,694	35,455
Insulet Corp.(1)	1,137	23,968
Integra LifeSciences Holdings Corp.(1)	559	28,671
Intuitive Surgical, Inc.(1)	1,923	671,127
Masimo Corp.	1,286	39,506
Medtronic, Inc.	49,381	2,009,807
Meridian Bioscience, Inc.	1,064	25,387
Mettler-Toledo International, Inc.(1)	10,200	1,707,174
Neogen Corp.(1)	570	25,559

14

Shares/ Principal Amount	Value
NuVasive, Inc.(1)	1,057	$35,716
Sirona Dental Systems, Inc.(1)	790	42,707
St. Jude Medical, Inc.	21,494	1,089,101
STERIS Corp.	1,356	48,938
Symmetry Medical, Inc.(1)	6,174	63,098
Utah Medical Products, Inc.	737	20,511
Varian Medical Systems, Inc.(1)	20,300	1,371,062
Volcano Corp.(1)	1,329	41,770
West Pharmaceutical Services, Inc.	799	37,138
Young Innovations, Inc.	2,904	83,025
Zimmer Holdings, Inc.(1)	38,667	2,620,076
Zoll Medical Corp.(1)	527	32,047
		19,891,540
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Aetna, Inc.	11,800	515,424
Alliance HealthCare Services, Inc.(1)	6,512	28,197
Amedisys, Inc.(1)	766	23,976
AMERIGROUP Corp.(1)	2,826	200,392
Amsurg Corp.(1)	679	17,593
Assisted Living Concepts, Inc., Class A	518	17,379
Bio-Reference Labs, Inc.(1)	669	16,678
Cardinal Health, Inc.	14,697	667,538
Catalyst Health Solutions, Inc.(1)	982	59,931
Centene Corp.(1)	802	27,910
Chemed Corp.	809	54,664
CIGNA Corp.	4,418	220,414
Express Scripts, Inc.(1)	64,205	3,824,050
Fresenius Medical Care AG & Co. KGaA	14,540	1,055,441
HealthSouth Corp.(1)	2,083	58,470
Healthspring, Inc.(1)	906	39,728
HMS Holdings Corp.(1)	663	51,754
Humana, Inc.(1)	21,997	1,771,418
Kindred Healthcare, Inc.(1)	838	20,565
Landauer, Inc.	276	16,483
LifePoint Hospitals, Inc.(1)	12,965	544,530
Lincare Holdings, Inc.	1,169	35,444
Magellan Health Services, Inc.(1)	7,055	373,492
MWI Veterinary Supply, Inc.(1)	316	26,639
National Healthcare Corp.	1,312	62,530
Owens & Minor, Inc.	3,195	110,547
Patterson Cos., Inc.	13,370	462,401
PSS World Medical, Inc.(1)	1,393	40,703
Quest Diagnostics, Inc.	10,175	594,423
Select Medical Holdings Corp.(1)	12,200	115,900
Sun Healthcare Group, Inc.(1)	920	9,172
U.S. Physical Therapy, Inc.	1,101	28,340
UnitedHealth Group, Inc.	40,699	1,992,216
VCA Antech, Inc.(1)	927	22,665
WellCare Health Plans, Inc.(1)	11,640	573,270
WellPoint, Inc.	8,600	672,262
		14,352,539
HEALTH CARE TECHNOLOGY — 0.3%
athenahealth, Inc.(1)	789	35,324
MedAssets, Inc.(1)	1,153	16,776
Quality Systems, Inc.	456	39,252
SXC Health Solutions Corp.(1)	60,600	3,571,764
		3,663,116
HOTELS, RESTAURANTS & LEISURE — 1.6%
Accor SA	22,821	1,048,460
Arcos Dorados Holdings, Inc., Class A(1)	35,000	796,250
Bally Technologies, Inc.(1)	939	37,006
Bob Evans Farms, Inc.	725	22,729
Brinker International, Inc.	6,449	166,255
Buffalo Wild Wings, Inc.(1)	258	16,161
Carnival plc	26,268	1,058,299
CEC Entertainment, Inc.	16,156	657,388
Chipotle Mexican Grill, Inc.(1)	7,859	2,271,801
Compass Group plc	36,650	357,593
Ctrip.com International Ltd. ADR(1)	8,050	362,250
Hyatt Hotels Corp., Class A(1)	2,027	90,364
International Speedway Corp., Class A	6,726	192,431
Jack in the Box, Inc.(1)	2,966	65,875
Marriott International, Inc., Class A	7,400	279,794
McDonald’s Corp.	35,173	2,868,006
Orient-Express Hotels Ltd., Class A(1)	1,396	16,319
Panera Bread Co., Class A(1)	12,600	1,575,378
Papa John’s International, Inc.(1)	1,766	58,507
Red Robin Gourmet Burgers, Inc.(1)	448	16,442
Royal Caribbean Cruises Ltd.(1)	23,000	897,000
Ruby Tuesday, Inc.(1)	2,147	22,758

15

Shares/ Principal Amount	Value
Speedway Motorsports, Inc.	7,093	$102,707
Starbucks Corp.	35,681	1,312,704
Starwood Hotels & Resorts Worldwide, Inc.	46,070	2,809,349
Vail Resorts, Inc.(1)	620	30,163
Whitbread plc	15,650	420,429
WMS Industries, Inc.(1)	680	21,393
Wyndham Worldwide Corp.	5,500	191,455
Wynn Macau Ltd.	255,407	898,175
		18,663,441
HOUSEHOLD DURABLES — 0.3%
CSS Industries, Inc.	952	17,545
Ethan Allen Interiors, Inc.	677	15,754
Furniture Brands International, Inc.(1)	5,094	24,400
Helen of Troy Ltd.(1)	470	15,223
M.D.C. Holdings, Inc.	691	18,623
PDG Realty SA Empreendimentos e Participacoes	157,300	975,056
Tempur-Pedic International, Inc.(1)	5,407	351,671
Turkiye Sise ve Cam Fabrikalari AS	208,199	556,836
Whirlpool Corp.	15,665	1,312,727
		3,287,835
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	27,055	2,275,325
Clorox Co.	7,981	562,501
Colgate-Palmolive Co.	1,688	147,751
Energizer Holdings, Inc.(1)	6,385	491,964
Kimberly-Clark Corp.	16,867	1,152,016
LG Household & Health Care Ltd.	1,945	796,038
Procter & Gamble Co. (The)	83,489	5,593,763
Reckitt Benckiser Group plc	31,575	1,792,424
Unicharm Corp.	19,200	776,883
		13,588,665
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The)(1)	46,321	600,320
International Power plc	54,720	287,984
NRG Energy, Inc.(1)	7,400	183,224
		1,071,528
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	13,479	1,272,148
Alfa SAB de CV, Series A	52,105	753,309
General Electric Co.	431,717	8,478,922
Koninklijke Philips Electronics NV	33,029	917,169
Raven Industries, Inc.	2,340	131,040
Seaboard Corp.	8	18,480
Siemens AG	13,410	1,794,542
Tredegar Corp.	772	14,969
Tyco International Ltd.	23,755	1,172,309
		14,552,888
INSURANCE — 2.3%
ACE Ltd.	20,402	1,404,066
Admiral Group plc	34,844	988,873
Aflac, Inc.	19,490	931,427
AIA Group Ltd.(1)	84,700	299,200
Allianz SE	10,680	1,476,776
Allied World Assurance Co. Holdings Ltd.	14,979	908,027
Allstate Corp. (The)	44,585	1,399,077
Alterra Capital Holdings Ltd.	1,853	42,156
American Equity Investment Life Holding Co.	1,185	15,393
American Financial Group, Inc.	30,135	1,071,601
American International Group, Inc.(1)	13,800	393,300
AMERISAFE, Inc.(1)	2,997	69,350
Amtrust Financial Services, Inc.	3,623	82,351
Aon Corp.	9,044	471,645
Aspen Insurance Holdings Ltd.	2,098	56,352
Baldwin & Lyons, Inc., Class B	1,073	24,346
Berkshire Hathaway, Inc., Class B(1)	19,095	1,509,842
Chubb Corp. (The)	28,883	1,894,436
Hanover Insurance Group, Inc. (The)	601	24,677
HCC Insurance Holdings, Inc.	22,516	745,054
Horace Mann Educators Corp.	641	10,461
Loews Corp.	22,500	945,450
Marsh & McLennan Cos., Inc.	16,559	507,864
MetLife, Inc.	9,300	410,130
Ping An Insurance Group Co. H Shares	124,000	1,333,547
Platinum Underwriters Holdings Ltd.	926	31,614
Primerica, Inc.	8,877	190,589
Principal Financial Group, Inc.	57,988	1,813,285
ProAssurance Corp.(1)	548	38,530

16

Shares/ Principal Amount	Value
Prudential Financial, Inc.	29,715	$1,895,223
Symetra Financial Corp.	14,833	199,059
Torchmark Corp.	10,283	681,763
Transatlantic Holdings, Inc.	13,272	617,679
Travelers Cos., Inc. (The)	46,350	2,877,408
United Fire & Casualty Co.	940	17,822
Unum Group	14,918	392,493
		25,770,866
INTERNET & CATALOG RETAIL — 1.0%
Amazon.com, Inc.(1)	3,936	774,172
Expedia, Inc.	5,489	153,747
Netflix, Inc.(1)	19,636	5,317,429
priceline.com, Inc.(1)	6,542	3,370,373
Rakuten, Inc.	1,393	1,415,454
Shutterfly, Inc.(1)	481	29,158
		11,060,333
INTERNET SOFTWARE & SERVICES — 1.2%
Ancestry.com, Inc.(1)	1,519	62,476
AOL, Inc.(1)	26,750	550,247
Baidu, Inc. ADR(1)	27,511	3,733,518
Dice Holdings, Inc.(1)	8,935	131,970
Google, Inc., Class A(1)	7,629	4,035,894
Internap Network Services Corp.(1)	6,922	57,107
j2 Global Communications, Inc.(1)	776	22,496
Keynote Systems, Inc.	4,505	95,641
KIT Digital, Inc.(1)	1,456	17,836
Liquidity Services, Inc.(1)	1,120	23,475
MercadoLibre, Inc.	8,848	779,686
Rackspace Hosting, Inc.(1)	2,205	97,020
RealNetworks, Inc.(1)	5,519	20,641
Tencent Holdings Ltd.	35,700	1,029,091
Travelzoo, Inc.(1)	792	59,511
ValueClick, Inc.(1)	5,837	105,358
VeriSign, Inc.	57,700	2,020,654
Vocus, Inc.(1)	4,152	113,100
Yahoo Japan Corp.	2,017	668,788
Zix Corp.(1)	4,450	16,955
		13,641,464
IT SERVICES — 2.2%
Accenture plc, Class A	103,193	5,922,246
Alliance Data Systems Corp.(1)	14,900	1,399,557
Automatic Data Processing, Inc.	29,244	1,611,637
Booz Allen Hamilton Holding Corp.(1)	13,900	250,061
Cass Information Systems, Inc.	287	11,437
Cognizant Technology Solutions Corp., Class A(1)	18,700	1,421,948
Computer Sciences Corp.	15,341	611,952
DST Systems, Inc.	1,385	69,624
Euronet Worldwide, Inc.(1)	1,315	22,736
ExlService Holdings, Inc.(1)	897	21,062
Fiserv, Inc.(1)	6,800	438,736
Global Payments, Inc.	7,798	405,184
Heartland Payment Systems, Inc.	3,186	60,598
Infosys Technologies Ltd.	9,416	581,720
International Business Machines Corp.	42,606	7,197,432
ManTech International Corp., Class A	655	29,488
MasterCard, Inc., Class A	4,653	1,335,644
MAXIMUS, Inc.	765	64,107
NeuStar, Inc., Class A(1)	1,294	34,627
Teradata Corp.(1)	21,500	1,199,485
Total System Services, Inc.	3,955	73,563
VeriFone Systems, Inc.(1)	21,000	1,010,730
Visa, Inc., Class A	17,642	1,430,061
		25,203,635
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc.(1)	1,431	20,535
Mattel, Inc.	9,630	254,184
Polaris Industries, Inc.	11,976	1,321,551
		1,596,270
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Bruker Corp.(1)	9,590	189,115
Illumina, Inc.(1)	26,100	1,881,288
Luminex Corp.(1)	1,023	21,350
PAREXEL International Corp.(1)	1,395	35,112
Pharmaceutical Product Development, Inc.	654	18,868
Sequenom, Inc.(1)	2,474	19,619
Thermo Fisher Scientific, Inc.(1)	9,643	631,134
Waters Corp.(1)	16,000	1,576,960
		4,373,446
MACHINERY — 3.2%
3D Systems Corp.(1)	1,545	30,885
Actuant Corp., Class A	538	13,525
AGCO Corp.(1)	44,800	2,314,816
Alfa Laval AB	40,360	891,507
Altra Holdings, Inc.(1)	1,290	33,992

17

Shares/ Principal Amount	Value
Atlas Copco AB A Shares	40,970	$1,083,583
Barnes Group, Inc.	475	11,452
Blount International, Inc.(1)	2,920	49,494
Briggs & Stratton Corp.	1,006	20,975
Cascade Corp.	1,018	41,361
Caterpillar, Inc.	26,068	2,757,994
CIRCOR International, Inc.	341	15,110
CNH Global NV(1)	17,330	733,406
Commercial Vehicle Group, Inc.(1)	836	12,941
Cummins, Inc.	14,800	1,557,552
Deere & Co.	19,417	1,671,415
Doosan Infracore Co. Ltd.(1)	12,260	279,295
Douglas Dynamics, Inc.	1,150	17,814
Dover Corp.	20,840	1,401,073
Eaton Corp.	46,139	2,384,002
EnPro Industries, Inc.(1)	952	43,392
FANUC CORP.	8,000	1,229,766
FreightCar America, Inc.(1)	421	11,641
Graham Corp.	571	13,025
Harsco Corp.	22,300	747,273
Hyundai Heavy Industries Co. Ltd.	2,039	956,710
Illinois Tool Works, Inc.	34,015	1,949,740
Ingersoll-Rand plc	13,900	693,610
Joy Global, Inc.	29,582	2,652,026
Kadant, Inc.(1)	1,282	37,716
Kaydon Corp.	17,435	634,111
Komatsu Ltd.	42,400	1,268,968
Lincoln Electric Holdings, Inc.	233	17,394
Lindsay Corp.	2,715	182,122
Manitowoc Co., Inc. (The)	37,900	682,958
Middleby Corp.(1)	880	75,724
Mueller Industries, Inc.	1,054	39,188
Mueller Water Products, Inc., Class A	5,376	21,719
NACCO Industries, Inc., Class A	314	30,709
NN, Inc.(1)	4,073	59,099
Oshkosh Corp.(1)	1,674	46,370
Parker-Hannifin Corp.	7,097	630,569
Robbins & Myers, Inc.	3,218	141,785
Samsung Heavy Industries Co. Ltd.	24,560	1,048,762
Sany Heavy Equipment International Holdings Co. Ltd.	495,000	589,683
Sauer-Danfoss, Inc.(1)	12,427	663,602
Stanley Black & Decker, Inc.	2,892	213,661
Tata Motors Ltd.	19,793	481,325
Timken Co.	15,700	810,434
Titan International, Inc.	51,227	1,408,230
Trinity Industries, Inc.	23,400	804,726
Twin Disc, Inc.	689	22,985
Volvo AB B Shares	69,570	1,260,067
Wabash National Corp.(1)	6,172	59,683
WABCO Holdings, Inc.(1)	25,246	1,730,613
		36,581,578
MARINE — 0.1%
Alexander & Baldwin, Inc.	328	16,062
Diana Shipping, Inc.(1)	5,542	63,678
Genco Shipping & Trading Ltd.(1)	1,878	14,949
Kuehne + Nagel International AG	5,429	855,449
		950,138
MEDIA — 1.9%
CBS Corp., Class B	84,100	2,350,595
Charter Communications, Inc., Class A(1)	3,851	217,543
Comcast Corp., Class A	141,035	3,559,723
DirecTV, Class A(1)	20,447	1,027,666
DISH Network Corp., Class A(1)	871	26,374
E.W. Scripps Co. (The), Class A(1)	6,081	52,175
Entercom Communications Corp., Class A(1)	2,909	26,967
Entravision Communications Corp., Class A(1)	12,820	26,537
Eutelsat Communications SA	18,840	837,662
Focus Media Holding Ltd. ADR(1)	70,602	2,206,313
Gannett Co., Inc.	2,495	35,579
Harte-Hanks, Inc.	1,507	12,357
Imax Corp.(1)	51,800	1,927,478
Interpublic Group of Cos., Inc. (The)	54,987	655,995
Journal Communications, Inc., Class A(1)	2,734	14,736
Kabel Deutschland Holding AG(1)	21,392	1,461,259
Knology, Inc.(1)	1,058	16,515
LIN TV Corp., Class A(1)	6,991	33,137
MDC Partners, Inc., Class A	4,373	80,332
Naspers Ltd. N Shares	6,957	415,280
Omnicom Group, Inc.	2,595	121,368
Publicis Groupe SA	14,720	812,265

18

Shares/ Principal Amount	Value
Scripps Networks Interactive, Inc., Class A	22,165	$1,117,781
Sinclair Broadcast Group, Inc., Class A	6,741	64,849
Time Warner Cable, Inc.	8,900	687,258
Time Warner, Inc.	75,808	2,761,686
Viacom, Inc., Class B	12,700	640,207
Walt Disney Co. (The)	20,605	857,786
		22,047,423
METALS & MINING — 2.4%
Allied Nevada Gold Corp.(1)	2,830	104,936
Antofagasta plc	65,734	1,439,468
BHP Billiton Ltd.	48,114	2,294,540
Century Aluminum Co.(1)	1,031	16,640
Cliffs Natural Resources, Inc.	39,210	3,556,347
Coeur d’Alene Mines Corp.(1)	1,265	34,876
Commercial Metals Co.	1,722	25,641
Exxaro Resources Ltd.	41,055	979,098
Ferrexpo plc	98,825	745,477
Freeport-McMoRan Copper & Gold, Inc.	60,587	3,128,713
Globe Specialty Metals, Inc.	4,928	111,669
Haynes International, Inc.	188	10,579
Hecla Mining Co.(1)	4,120	34,979
Hyundai Steel Co.	4,271	472,343
Iluka Resources Ltd.	34,590	580,557
Kaiser Aluminum Corp.	282	14,873
Materion Corp.(1)	2,335	92,629
Mesabi Trust	695	22,636
Newmont Mining Corp.	44,223	2,501,695
Nucor Corp.	11,500	486,910
Rio Tinto plc	34,180	2,391,531
Royal Gold, Inc.	280	17,366
RTI International Metals, Inc.(1)	1,046	39,884
Schnitzer Steel Industries, Inc., Class A	323	19,089
Sesa Goa Ltd.	29,012	186,729
Thompson Creek Metals Co., Inc.(1)	2,778	30,169
ThyssenKrupp AG	16,920	805,878
Vale SA Preference Shares	107,400	3,046,205
Walter Energy, Inc.	14,039	1,748,557
Worthington Industries, Inc.	824	17,988
Xingda International Holdings Ltd.	304,000	325,325
Xstrata plc	88,900	2,088,763
		27,372,090
MULTILINE RETAIL — 0.8%
Big Lots, Inc.(1)	1,603	53,556
Dillard’s, Inc., Class A	16,643	935,170
Dollar Tree, Inc.(1)	28,900	1,842,086
Fred’s, Inc., Class A	2,100	30,555
Golden Eagle Retail Group Ltd.	65,000	170,136
Kohl’s Corp.	29,816	1,587,404
Macy’s, Inc.	39,850	1,150,868
Target Corp.	59,530	2,948,521
		8,718,296
MULTI-UTILITIES — 0.5%
Ameren Corp.	21,394	635,616
Avista Corp.	1,008	25,129
Black Hills Corp.	939	29,128
Consolidated Edison, Inc.	5,970	316,768
DTE Energy Co.	1,251	64,577
Integrys Energy Group, Inc.	23,146	1,211,462
MDU Resources Group, Inc.	1,732	40,927
National Grid plc	82,250	848,710
NorthWestern Corp.	693	22,917
PG&E Corp.	35,509	1,540,380
Vectren Corp.	1,249	35,247
Wisconsin Energy Corp.	3,001	93,841
Xcel Energy, Inc.	15,848	392,080
		5,256,782
OFFICE ELECTRONICS(2)
Zebra Technologies Corp., Class A(1)	575	25,559
OIL, GAS & CONSUMABLE FUELS — 5.7%
Apache Corp.	8,000	996,800
Banpu PCL	41,500	1,009,631
Berry Petroleum Co., Class A	868	45,492
BG Group plc	88,380	2,055,855
Bill Barrett Corp.(1)	985	43,901
Brigham Exploration Co.(1)	48,400	1,507,176
Canadian Natural Resources Ltd.	6,519	284,294
Chevron Corp.	75,689	7,940,533
CNOOC Ltd.	836,000	2,114,768
Concho Resources, Inc.(1)	22,800	2,157,108
ConocoPhillips	76,118	5,573,360
Crosstex Energy LP	4,428	81,165
Devon Energy Corp.	9,977	838,766
DHT Holdings, Inc.	3,621	14,484
EQT Corp.	15,395	834,101
Exxon Mobil Corp.	198,926	16,604,353
Forest Oil Corp.(1)	966	28,883

19

Shares/ Principal Amount	Value
Goodrich Petroleum Corp.(1)	2,622	$53,620
Gulfport Energy Corp.(1)	2,200	65,098
Imperial Oil Ltd.	26,293	1,305,898
James River Coal Co.(1)	1,002	21,964
Marathon Oil Corp.	16,211	878,150
Murphy Oil Corp.	30,040	2,069,456
Noble Energy, Inc.	1,368	127,498
Nordic American Tanker Shipping	2,665	62,254
NovaTek OAO GDR	8,133	1,109,732
Occidental Petroleum Corp.	41,111	4,433,821
Overseas Shipholding Group, Inc.	4,387	119,809
Patriot Coal Corp.(1)	1,938	44,826
Penn Virginia Corp.	4,271	62,314
Petroleo Brasileiro SA-Petrobras ADR	32,122	1,004,134
Petroleum Development Corp.(1)	1,297	47,146
Rosetta Resources, Inc.(1)	125	6,144
Rosneft Oil Co. OJSC GDR	59,215	514,598
Royal Dutch Shell plc B Shares	47,910	1,741,186
SandRidge Energy, Inc.(1)	133,400	1,510,088
Sasol Ltd.	22,914	1,219,776
Southwestern Energy Co.(1)	31,636	1,384,708
Spectra Energy Partners LP	8,701	278,432
Stone Energy Corp.(1)	1,867	60,229
Suncor Energy, Inc.	15,050	628,345
Swift Energy Co.(1)	1,722	67,554
Total SA ADR	12,500	719,875
Ultra Petroleum Corp.(1)	3,745	182,082
Valero Energy Corp.	59,210	1,628,275
W&T Offshore, Inc.	6,352	164,517
Western Refining, Inc.(1)	6,530	113,818
Whiting Petroleum Corp.(1)	14,300	959,530
Williams Partners LP	5,231	276,825
		64,992,372
PAPER & FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	4,969	126,560
Domtar Corp.	12,822	1,313,999
International Paper Co.	17,000	530,740
KapStone Paper and Packaging Corp.(1)	8,301	136,551
MeadWestvaco Corp.	3,659	124,479
P.H. Glatfelter Co.	1,038	15,996
		2,248,325
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	12,401	1,271,227
Herbalife Ltd.	21,894	1,232,194
Natura Cosmeticos SA	18,800	500,698
Nu Skin Enterprises, Inc., Class A	2,225	86,975
Prestige Brands Holdings, Inc.(1)	1,825	23,561
		3,114,655
PHARMACEUTICALS — 2.9%
Abbott Laboratories	93,142	4,866,669
Allergan, Inc.	19,693	1,629,202
Auxilium Pharmaceuticals, Inc.(1)	1,072	24,002
Bristol-Myers Squibb Co.	20,267	582,879
Celltrion, Inc.	20,361	694,800
Eli Lilly & Co.	53,221	2,047,944
Impax Laboratories, Inc.(1)	2,427	65,165
Johnson & Johnson	105,575	7,104,142
Medicis Pharmaceutical Corp., Class A	1,285	48,149
Merck & Co., Inc.	80,866	2,971,825
Nektar Therapeutics(1)	2,811	27,210
Novartis AG	44,620	2,885,526
Novo Nordisk A/S B Shares	18,241	2,289,993
Pfizer, Inc.	216,458	4,643,024
Questcor Pharmaceuticals, Inc.(1)	1,404	32,390
Salix Pharmaceuticals Ltd.(1)	1,364	54,601
Shire plc	49,500	1,565,948
Teva Pharmaceutical Industries Ltd. ADR	29,722	1,512,850
ViroPharma, Inc.(1)	2,459	47,582
VIVUS, Inc.(1)	2,272	19,925
		33,113,826
PROFESSIONAL SERVICES — 0.3%
51job, Inc. ADR(1)	5,442	310,793
Adecco SA(1)	17,250	1,179,543
Capita Group plc (The)	45,600	552,955
CDI Corp.	1,949	27,383
Heidrick & Struggles International, Inc.	2,126	44,540
Kelly Services, Inc., Class A(1)	4,900	86,387
Kforce, Inc.(1)	1,815	24,484
Korn/Ferry International(1)	1,454	31,057
Mistras Group, Inc.(1)	1,813	31,564

20

Shares/ Principal Amount	Value
SFN Group, Inc.(1)	3,585	$37,248
SGS SA	630	1,253,193
		3,579,147
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	6,262	516,865
AMB Property Corp.	11,430	422,796
American Campus Communities, Inc.	10,822	382,449
American Capital Agency Corp.	943	28,639
Annaly Capital Management, Inc.	21,005	380,821
Ashford Hospitality Trust, Inc.	7,939	113,290
Associated Estates Realty Corp.	2,489	41,965
AvalonBay Communities, Inc.	7,112	946,394
Boston Properties, Inc.	12,684	1,374,311
BRE Properties, Inc.	8,763	447,088
Camden Property Trust	7,951	511,090
Campus Crest Communities, Inc.	2,057	26,330
Capstead Mortgage Corp.	13,610	180,605
CBL & Associates Properties, Inc.	1,245	23,954
Chimera Investment Corp.	13,069	51,100
Colonial Properties Trust	10,800	227,880
CommonWealth REIT	652	17,017
Corporate Office Properties Trust	6,034	213,724
CreXus Investment Corp.	1,566	17,711
DCT Industrial Trust, Inc.	4,397	24,887
Developers Diversified Realty Corp.	19,487	282,367
Digital Realty Trust, Inc.	8,837	551,164
Douglas Emmett, Inc.	17,100	359,955
Duke Realty Corp.	1,640	24,666
DuPont Fabros Technology, Inc.	4,426	115,696
Equity Residential	21,900	1,354,077
Essex Property Trust, Inc.	3,505	482,323
Extra Space Storage, Inc.	20,862	453,957
Federal Realty Investment Trust	4,347	380,797
First Industrial Realty Trust, Inc.(1)	12,143	152,759
First Potomac Realty Trust	1,704	28,593
General Growth Properties, Inc.	56,956	938,635
Getty Realty Corp.	781	20,267
Glimcher Realty Trust	13,577	139,028
Government Properties Income Trust	29,164	772,263
Hatteras Financial Corp.	1,510	44,107
HCP, Inc.	25,026	949,486
Health Care REIT, Inc.	12,757	678,545
Healthcare Realty Trust, Inc.	725	15,965
Highwoods Properties, Inc.	995	35,900
Host Hotels & Resorts, Inc.	41,392	727,671
Inland Real Estate Corp.	1,521	13,887
Kilroy Realty Corp.	6,922	287,055
Kimco Realty Corp.	28,771	561,322
LaSalle Hotel Properties	3,400	95,132
Lexington Realty Trust	3,193	30,142
Liberty Property Trust	11,400	411,084
Macerich Co. (The)	6,490	352,861
Mack-Cali Realty Corp.	512	18,104
Medical Properties Trust, Inc.	10,697	132,215
MFA Financial, Inc.	5,367	44,224
National Health Investors, Inc.	3,865	182,119
National Retail Properties, Inc.	1,582	40,784
Nationwide Health Properties, Inc.	5,674	248,521
Omega Healthcare Investors, Inc.	959	20,417
Piedmont Office Realty Trust, Inc., Class A	38,189	785,166
Post Properties, Inc.	8,298	349,346
ProLogis	39,447	653,242
PS Business Parks, Inc.	421	24,203
Public Storage	10,000	1,183,400
Rayonier, Inc.	17,030	1,130,622
RLJ Lodging Trust(1)	1,456	26,572
Sabra Health Care REIT, Inc.	1,025	17,845
Saul Centers, Inc.	292	11,657
Simon Property Group, Inc.	21,988	2,595,903
SL Green Realty Corp.	7,923	713,149
Sovran Self Storage, Inc.	1,084	45,485
Strategic Hotels & Resorts, Inc.(1)	24,654	164,935
Taubman Centers, Inc.	8,265	500,611
UDR, Inc.	13,552	353,165
Urstadt Biddle Properties, Inc., Class A	890	17,052
Ventas, Inc.	10,039	566,200
Vornado Realty Trust	12,148	1,195,120
Washington Real Estate Investment Trust	905	31,250

21

Shares/ Principal Amount	Value
Weyerhaeuser Co.	11,224	$241,765
Winthrop Realty Trust	1,880	23,068
		27,524,760
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
BR Malls Participacoes SA	90,800	1,065,832
CB Richard Ellis Group, Inc., Class A(1)	121,336	3,206,911
China Overseas Land & Investment Ltd.	232,000	487,055
Evergrande Real Estate Group Ltd.	874,000	616,512
Forest City Enterprises, Inc., Class A(1)	11,185	214,416
Jones Lang LaSalle, Inc.	15,617	1,517,192
Sumitomo Realty & Development Co. Ltd.	30,000	640,513
Sun Hung Kai Properties Ltd.	14,000	217,987
		7,966,418
ROAD & RAIL — 0.5%
Arkansas Best Corp.	772	18,906
Canadian National Railway Co.	14,480	1,132,425
CSX Corp.	19,516	1,547,619
Kansas City Southern(1)	22,700	1,336,803
Norfolk Southern Corp.	5,358	392,795
Old Dominion Freight Line, Inc.(1)	526	19,635
Union Pacific Corp.	10,045	1,054,424
Werner Enterprises, Inc.	1,293	32,428
		5,535,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Altera Corp.	59,733	2,872,560
Amtech Systems, Inc.(1)	2,599	56,866
Applied Materials, Inc.	86,175	1,187,492
ARM Holdings plc	340,640	3,227,168
ASML Holding NV	12,720	496,419
Atmel Corp.(1)	60,900	914,718
Cavium Networks, Inc.(1)	36,910	1,641,757
CEVA, Inc.(1)	2,168	74,427
Cirrus Logic, Inc.(1)	1,362	22,405
Cree, Inc.(1)	12,899	566,137
Cymer, Inc.(1)	358	17,137
Cypress Semiconductor Corp.(1)	52,200	1,222,524
Entegris, Inc.(1)	8,591	78,865
Formfactor, Inc.(1)	1,625	16,104
FSI International, Inc.(1)	7,325	32,303
GT Solar International, Inc.(1)	6,937	88,516
Integrated Device Technology, Inc.(1)	2,075	17,409
Intel Corp.	172,946	3,893,014
Intersil Corp., Class A	1,580	22,673
Lattice Semiconductor Corp.(1)	2,285	15,058
Linear Technology Corp.	32,623	1,128,430
LSI Corp.(1)	46,084	345,169
Marvell Technology Group Ltd.(1)	19,000	308,560
Micron Technology, Inc.(1)	49,560	505,512
MKS Instruments, Inc.	585	15,386
National Semiconductor Corp.	2,595	63,655
Novellus Systems, Inc.(1)	951	34,493
NXP Semiconductor NV(1)	28,600	815,958
Photronics, Inc.(1)	8,966	90,019
RF Micro Devices, Inc.(1)	4,000	25,200
Samsung Electronics Co. Ltd.	4,380	3,671,419
Semtech Corp.(1)	587	16,800
Silicon Image, Inc.(1)	4,045	30,661
Skyworks Solutions, Inc.(1)	34,378	875,608
Standard Microsystems Corp.(1)	1,712	45,916
Taiwan Semiconductor Manufacturing Co. Ltd.	643,425	1,720,107
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	43,513	594,388
Teradyne, Inc.(1)	85,768	1,373,146
Texas Instruments, Inc.	37,517	1,324,350
Ultratech, Inc.(1)	4,043	128,446
Veeco Instruments, Inc.(1)	14,418	830,333
Xilinx, Inc.	39,628	1,413,927
		31,821,035
SOFTWARE — 2.9%
ACI Worldwide, Inc.(1)	2,333	75,519
Activision Blizzard, Inc.	35,400	424,446
Allot Communications Ltd.(1)	2,843	44,010
Ariba, Inc.(1)	25,585	858,121
Autodesk, Inc.(1)	19,000	816,620
Cadence Design Systems, Inc.(1)	62,899	672,390
Callidus Software, Inc.(1)	5,233	30,822
Check Point Software Technologies Ltd.(1)	20,800	1,142,336
Citrix Systems, Inc.(1)	39,114	3,427,169
CommVault Systems, Inc.(1)	4,558	188,428
Compuware Corp.(1)	1,696	17,282
DemandTec, Inc.(1)	1,500	14,910

22

Shares/ Principal Amount	Value
Electronic Arts, Inc.(1)	40,187	$980,965
Fortinet, Inc.(1)	1,158	56,151
Glu Mobile, Inc.(1)	8,797	44,777
Informatica Corp.(1)	13,900	815,374
Interactive Intelligence, Inc.(1)	2,308	83,803
Intuit, Inc.(1)	25,714	1,387,785
JDA Software Group, Inc.(1)	697	23,022
Kenexa Corp.(1)	6,039	190,953
Lawson Software, Inc.(1)	495	5,509
Majesco Entertainment Co.(1)	10,432	31,400
Microsoft Corp.	284,511	7,115,620
Motricity, Inc.(1)	3,946	36,737
NCSoft Corp.	2,243	588,280
Opnet Technologies, Inc.	1,221	47,827
Oracle Corp.	162,413	5,557,773
Progress Software Corp.(1)	1,942	52,570
PROS Holdings, Inc.(1)	3,195	53,676
Quest Software, Inc.(1)	5,062	114,882
Red Hat, Inc.(1)	23,092	1,006,811
S1 Corp.(1)	6,596	48,019
salesforce.com, inc.(1)	21,155	3,221,060
SAP AG	16,060	999,338
Solera Holdings, Inc.	12,888	761,552
Symantec Corp.(1)	21,938	428,888
Taleo Corp., Class A(1)	1,579	58,944
TIBCO Software, Inc.(1)	3,306	92,866
VASCO Data Security International, Inc.(1)	5,778	68,989
VMware, Inc., Class A(1)	12,573	1,223,604
Websense, Inc.(1)	3,963	98,481
		32,907,709
SPECIALTY RETAIL — 1.7%
Aeropostale, Inc.(1)	1,122	21,206
American Eagle Outfitters, Inc.	1,691	22,423
Ascena Retail Group, Inc.(1)	660	22,084
AutoZone, Inc.(1)	4,227	1,242,738
Bed Bath & Beyond, Inc.(1)	14,932	804,685
Best Buy Co., Inc.	8,310	263,926
Brown Shoe Co., Inc.	2,268	23,383
Cabela’s, Inc.(1)	1,426	35,022
Cato Corp. (The), Class A	1,080	29,398
Charming Shoppes, Inc.(1)	9,990	41,359
Christopher & Banks Corp.	4,086	24,475
Coldwater Creek, Inc.(1)	5,987	11,255
Collective Brands, Inc.(1)	2,143	33,431
Finish Line, Inc. (The), Class A	705	16,257
Genesco, Inc.(1)	847	38,106
Group 1 Automotive, Inc.	189	7,320
Home Depot, Inc. (The)	70,534	2,558,973
Inditex SA	9,470	861,534
Kingfisher plc	120,590	571,406
Limited Brands, Inc.	38,081	1,521,717
Lithia Motors, Inc., Class A	9,249	165,557
Lowe’s Cos., Inc.	39,643	956,982
Men’s Wearhouse, Inc. (The)	1,033	35,566
Nitori Holdings Co. Ltd.	10,150	885,630
O’Reilly Automotive, Inc.(1)	28,800	1,731,168
PEP Boys-Manny Moe & Jack	845	11,999
PetSmart, Inc.	43,682	1,978,795
RadioShack Corp.	3,517	55,428
Stage Stores, Inc.	1,009	18,202
Staples, Inc.	39,959	672,110
Tractor Supply Co.	2,301	145,331
Ulta Salon Cosmetics & Fragrance, Inc.(1)	21,800	1,220,364
Williams-Sonoma, Inc.	89,713	3,512,264
		19,540,094
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
adidas AG	7,380	555,952
Burberry Group plc	33,208	722,103
Crocs, Inc.(1)	2,396	54,461
Culp, Inc.(1)	2,335	20,828
Deckers Outdoor Corp.(1)	1,408	128,269
Fossil, Inc.(1)	19,200	2,032,128
G-III Apparel Group Ltd.(1)	3,859	165,628
Iconix Brand Group, Inc.(1)	8,717	215,310
Jones Group, Inc. (The)	902	11,086
Lululemon Athletica, Inc.(1)	17,000	1,543,600
LVMH Moet Hennessy Louis Vuitton SA	7,980	1,396,336
Oxford Industries, Inc.	1,495	56,735
Perry Ellis International, Inc.(1)	381	11,889
Swatch Group AG (The)(1)	2,860	1,425,202
Titan Industries Ltd.	3,150	308,439
True Religion Apparel, Inc.(1)	471	13,843
VF Corp.	15,227	1,517,675
		10,179,484
THRIFTS & MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	1,452	41,179
Brookline Bancorp., Inc.	1,880	16,412
Capitol Federal Financial, Inc.	30,872	368,920

23

Shares/ Principal Amount	Value
First Financial Holdings, Inc.	2,133	$21,330
First Financial Northwest, Inc.(1)	3,173	18,467
First Niagara Financial Group, Inc.	2,911	41,336
Flushing Financial Corp.	1,231	16,520
Housing Development Finance Corp. Ltd.	27,555	418,478
Hudson City Bancorp., Inc.	82,814	756,092
Kaiser Federal Financial Group, Inc.	1,656	20,601
Oritani Financial Corp.	1,568	19,631
People’s United Financial, Inc.	49,501	660,838
PMI Group, Inc. (The)(1)	4,896	7,099
Provident Financial Services, Inc.	2,109	30,138
Radian Group, Inc.	2,331	11,608
Washington Federal, Inc.	1,869	29,699
		2,478,348
TOBACCO — 0.5%
Altria Group, Inc.	24,900	698,694
British American Tobacco plc	36,335	1,633,073
Philip Morris International, Inc.	44,741	3,210,167
		5,541,934
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Barloworld Ltd.	72,727	777,156
Beacon Roofing Supply, Inc.(1)	6,957	152,428
CAI International, Inc.(1)	3,370	78,723
DXP Enterprises, Inc.(1)	874	22,637
Fastenal Co.	50,500	1,675,590
GATX Corp.	435	17,278
H&E Equipment Services, Inc.(1)	1,039	15,076
Kaman Corp.	468	16,885
Lawson Products, Inc.	1,320	24,882
Mitsubishi Corp.	65,400	1,655,202
RSC Holdings, Inc.(1)	1,469	19,640
Rush Enterprises, Inc., Class A(1)	2,912	58,153
Titan Machinery, Inc.(1)	4,442	119,001
United Rentals, Inc.(1)	4,886	133,583
WESCO International, Inc.(1)	18,700	1,039,720
Wolseley plc	20,940	710,155
		6,516,109
TRANSPORTATION INFRASTRUCTURE — 0.1%
China Merchants Holdings International Co. Ltd.	164,166	715,298
WATER UTILITIES(2)
Artesian Resources Corp., Class A	1,125	22,117
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
America Movil SAB de CV, Series L ADR	12,624	665,285
American Tower Corp., Class A(1)	5,738	318,344
Bharti Airtel Ltd.	93,270	774,744
Crown Castle International Corp.(1)	40,655	1,683,524
Millicom International Cellular SA	13,618	1,555,176
MTN Group Ltd.	65,603	1,400,515
Rogers Communications, Inc., Class B	10,531	401,523
SBA Communications Corp., Class A(1)	35,822	1,407,446
SOFTBANK CORP.	26,100	1,014,838
Vodafone Group plc	458,420	1,276,288
		10,497,683
TOTAL COMMON STOCKS (Cost $678,056,652)		894,330,231
Corporate Bonds — 7.6%
AEROSPACE & DEFENSE — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(3)(4)	$225,000	253,125
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(3)(4)	120,000	125,850
L-3 Communications Corp., 6.375%, 10/15/15(4)	150,000	155,250
Lockheed Martin Corp., 4.25%, 11/15/19(4)	90,000	93,443
United Technologies Corp., 6.05%, 6/1/36(4)	228,000	264,642
		892,310
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(4)	150,000	154,500
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(4)	225,000	248,063
Tenneco, Inc., 6.875%, 12/15/20	250,000	257,500
TRW Automotive, Inc., 8.875%, 12/1/17(3)(4)	225,000	253,687
		913,750

24

Shares/ Principal Amount	Value
AUTOMOBILES — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(3)(4)	$150,000	$149,625
Ford Motor Co., 7.45%, 7/16/31(4)	300,000	342,184
		491,809
BEVERAGES(2)
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(4)	80,000	102,284
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	210,000	257,231
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(4)	40,000	40,667
PepsiCo, Inc., 4.875%, 11/1/40(4)	40,000	39,176
		439,358
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(4)	70,000	67,847
BUILDING PRODUCTS(2)
Nortek, Inc., 8.50%, 4/15/21(3)(4)	125,000	119,844
USG Corp., 8.375%, 10/15/18(3)(4)	225,000	232,875
		352,719
CAPITAL MARKETS — 0.3%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(4)	170,000	196,009
Credit Suisse (New York), 5.00%, 5/15/13(4)	280,000	300,514
Credit Suisse (New York), 5.50%, 5/1/14(4)	170,000	188,675
Credit Suisse (New York), 6.00%, 2/15/18(4)	70,000	77,157
Credit Suisse (New York), 5.30%, 8/13/19(4)	130,000	142,375
Deutsche Bank AG (London), 4.875%, 5/20/13(4)	250,000	267,861
Deutsche Bank AG (London), 3.875%, 8/18/14(4)	130,000	138,344
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(4)	480,000	481,865
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	200,000	234,786
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(4)	80,000	82,641
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(4)	60,000	60,849
Jefferies Group, Inc., 5.125%, 4/13/18	40,000	40,528
Jefferies Group, Inc., 8.50%, 7/15/19(4)	70,000	85,002
Korea Development Bank, 3.25%, 3/9/16(4)	80,000	80,391
Korea Development Bank, 4.00%, 9/9/16(4)	70,000	72,389
Morgan Stanley, 4.20%, 11/20/14(4)	110,000	115,477
Morgan Stanley, 6.625%, 4/1/18(4)	300,000	338,169
Morgan Stanley, 7.30%, 5/13/19(4)	240,000	276,803
Morgan Stanley, 5.75%, 1/25/21(4)	140,000	146,691
UBS AG (Stamford Branch), 2.25%, 8/12/13(4)	70,000	71,296
UBS AG (Stamford Branch), 2.25%, 1/28/14(4)	40,000	40,527
UBS AG (Stamford Branch), 5.875%, 12/20/17(4)	200,000	226,778
		3,665,127
CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	145,000	166,931
Dow Chemical Co. (The), 5.90%, 2/15/15(4)	70,000	79,550
Dow Chemical Co. (The), 2.50%, 2/15/16(4)	90,000	89,445
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(4)	125,000	134,844
Lyondell Chemical Co., 8.00%, 11/1/17(3)	405,000	456,637
Nalco Co., 6.625%, 1/15/19(3)(4)	500,000	521,875
Rohm & Haas Co., 5.60%, 3/15/13(4)	70,000	75,224
		1,524,506
COMMERCIAL BANKS — 0.4%
Barclays Bank plc, 5.00%, 9/22/16(4)	100,000	108,118
BB&T Corp., 5.70%, 4/30/14(4)	50,000	55,654
BB&T Corp., 3.20%, 3/15/16	120,000	122,586
BNP Paribas, 3.60%, 2/23/16(4)	70,000	71,655
BNP Paribas, 5.00%, 1/15/21(4)	60,000	61,317
CIT Group, Inc., 7.00%, 5/1/16	750,000	754,688
CIT Group, Inc., 7.00%, 5/1/17	250,000	251,562

25

Shares/ Principal Amount	Value
Fifth Third Bancorp., 6.25%, 5/1/13(4)	$90,000	$97,868
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	100,000	103,647
HSBC Bank plc, 3.10%, 5/24/16(3)(4)	50,000	50,203
HSBC Holdings plc, 5.10%, 4/5/21	70,000	72,980
HSBC Holdings plc, 6.80%, 6/1/38(4)	50,000	55,567
Huntington Bancshares, Inc., 7.00%, 12/15/20(4)	20,000	23,095
Lloyds TSB Bank plc, 4.875%, 1/21/16(4)	80,000	83,436
National Australia Bank Ltd., 2.25%, 4/11/14(3)	190,000	192,224
National Australia Bank Ltd., 2.75%, 9/28/15(3)(4)	100,000	100,473
PNC Bank N.A., 6.00%, 12/7/17(4)	230,000	260,983
PNC Funding Corp., 4.25%, 9/21/15(4)	100,000	107,690
Regions Bank, 6.45%, 6/26/37(4)	300,000	280,989
Regions Financial Corp., 5.75%, 6/15/15(4)	225,000	230,268
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	140,000	142,137
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(4)	220,000	225,255
SunTrust Bank, 7.25%, 3/15/18(4)	100,000	117,208
SunTrust Banks, Inc., 3.60%, 4/15/16(4)	29,000	29,725
U.S. Bancorp., 3.44%, 2/1/16	70,000	71,472
Wachovia Bank N.A., 4.80%, 11/1/14(4)	269,000	291,970
Wachovia Bank N.A., 4.875%, 2/1/15(4)	101,000	109,492
Wells Fargo & Co., 3.68%, 6/15/16(4)	90,000	93,632
Wells Fargo & Co., 4.60%, 4/1/21(4)	110,000	112,850
		4,278,744
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cenveo Corp., 8.375%, 6/15/14(4)	325,000	303,063
Corrections Corp. of America, 6.25%, 3/15/13(4)	550,000	554,125
International Lease Finance Corp., 5.30%, 5/1/12(4)	375,000	386,250
International Lease Finance Corp., 8.75%, 3/15/17(4)	250,000	283,750
International Lease Finance Corp., 8.25%, 12/15/20(4)	375,000	421,875
KAR Auction Services, Inc., 8.75%, 5/1/14(4)	500,000	516,875
Republic Services, Inc., 3.80%, 5/15/18(4)	40,000	40,544
Republic Services, Inc., 5.50%, 9/15/19(4)	100,000	110,430
Republic Services, Inc., 5.70%, 5/15/41(4)	50,000	50,720
Waste Management, Inc., 6.125%, 11/30/39(4)	70,000	75,886
		2,743,518
COMMUNICATIONS EQUIPMENT(2)
Avaya, Inc., 7.00%, 4/1/19(3)(4)	140,000	137,550
Cisco Systems, Inc., 5.90%, 2/15/39(4)	115,000	124,687
		262,237
COMPUTERS & PERIPHERALS(2)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(4)	250,000	267,500
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 5.55%, 10/17/12(4)	130,000	137,919
American Express Co., 7.25%, 5/20/14(4)	230,000	264,834
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	150,000	153,059
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	160,000	161,136
Capital One Bank USA N.A., 8.80%, 7/15/19(4)	50,000	64,363
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(4)	450,000	458,891
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	264,956
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(4)	150,000	148,953
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	30,000	30,732
SLM Corp., 5.00%, 10/1/13(4)	100,000	104,254
SLM Corp., 6.25%, 1/25/16(4)	80,000	83,880
Springleaf Finance Corp., 4.875%, 7/15/12(4)	500,000	503,750
		2,376,727

26

Shares/ Principal Amount	Value
CONTAINERS & PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19(3)(4)	$125,000	$128,125
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14(4)	350,000	364,875
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(4)	225,000	245,812
		738,812
DIVERSIFIED CONSUMER SERVICES(2)
Stewart Enterprises, Inc., 6.50%, 4/15/19(3)(4)	65,000	65,975
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Ally Financial, Inc., 6.875%, 9/15/11	168,000	170,100
Ally Financial, Inc., 8.30%, 2/12/15(4)	400,000	447,000
Ally Financial, Inc., 6.25%, 12/1/17(3)(4)	225,000	232,629
Arch Western Finance LLC, 6.75%, 7/1/13(4)	61,000	61,534
Bank of America Corp., 4.50%, 4/1/15(4)	130,000	137,716
Bank of America Corp., 6.50%, 8/1/16(4)	250,000	283,136
Bank of America Corp., 5.75%, 12/1/17(4)	120,000	130,321
Bank of America Corp., 5.00%, 5/13/21(4)	80,000	80,008
Bank of America N.A., 5.30%, 3/15/17(4)	453,000	479,584
BankAmerica Capital II, 8.00%, 12/15/26(4)	300,000	309,375
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(4)	275,000	283,250
Citigroup, Inc., 6.00%, 12/13/13(4)	230,000	252,225
Citigroup, Inc., 6.01%, 1/15/15(4)	280,000	310,670
Citigroup, Inc., 4.75%, 5/19/15	50,000	53,693
Citigroup, Inc., 6.125%, 5/15/18(4)	390,000	435,693
Citigroup, Inc., 8.50%, 5/22/19(4)	80,000	100,617
General Electric Capital Corp., 3.75%, 11/14/14(4)	110,000	116,384
General Electric Capital Corp., 2.25%, 11/9/15(4)	130,000	128,366
General Electric Capital Corp., 5.625%, 9/15/17(4)	415,000	464,439
General Electric Capital Corp., 4.375%, 9/16/20(4)	190,000	189,674
General Electric Capital Corp., 4.625%, 1/7/21(4)	90,000	91,502
General Electric Capital Corp., 5.30%, 2/11/21(4)	50,000	52,616
JPMorgan Chase & Co., 3.70%, 1/20/15(4)	70,000	73,408
JPMorgan Chase & Co., 3.45%, 3/1/16	100,000	102,228
JPMorgan Chase & Co., 6.00%, 1/15/18(4)	520,000	587,758
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)(4)	56,000	55,155
		5,629,081
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32(4)	80,000	107,452
AT&T, Inc., 6.80%, 5/15/36(4)	270,000	304,974
AT&T, Inc., 6.55%, 2/15/39(4)	170,000	188,208
British Telecommunications plc, 5.95%, 1/15/18(4)	100,000	112,302
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)	270,000	354,181
CenturyLink, Inc., 6.15%, 9/15/19(4)	90,000	95,519
Cincinnati Bell, Inc., 8.75%, 3/15/18(4)	150,000	145,500
Embarq Corp., 7.08%, 6/1/16(4)	98,000	111,252
France Telecom SA, 4.375%, 7/8/14(4)	190,000	207,090
Frontier Communications Corp., 6.25%, 1/15/13(4)	280,000	296,100
Frontier Communications Corp., 7.125%, 3/15/19(4)	200,000	207,750
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(4)	200,000	213,000
Intelsat Jackson Holdings SA, 7.25%, 4/1/19(3)(4)	250,000	253,125
Intelsat Luxembourg SA, 11.25%, 2/4/17(4)	250,000	271,250
Level 3 Financing, Inc., 9.25%, 11/1/14(4)	162,000	167,670
Qwest Corp., 7.875%, 9/1/11(4)	215,000	218,225
Qwest Corp., 7.50%, 10/1/14(4)	90,000	102,600
Sprint Capital Corp., 8.75%, 3/15/32(4)	500,000	554,375
Telecom Italia Capital SA, 6.175%, 6/18/14(4)	160,000	175,163

27

Shares/ Principal Amount	Value
Telecom Italia Capital SA, 7.00%, 6/4/18(4)	$90,000	$100,932
Telecom Italia Capital SA, 7.175%, 6/18/19(4)	40,000	45,483
Telefonica Emisiones SAU, 5.88%, 7/15/19(4)	150,000	162,032
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	104,079
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)(4)	120,000	127,396
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	291,875
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	250,000	266,250
Windstream Corp., 7.875%, 11/1/17(4)	300,000	329,625
		5,513,408
ELECTRIC UTILITIES — 0.1%
Carolina Power & Light Co., 5.15%, 4/1/15(4)	83,000	92,220
Carolina Power & Light Co., 5.25%, 12/15/15(4)	174,000	197,477
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	59,000	64,765
Duke Energy Corp., 3.95%, 9/15/14(4)	80,000	85,334
Edison International, 3.75%, 9/15/17(4)	90,000	90,936
Edison Mission Energy, 7.00%, 5/15/17(4)	375,000	312,188
FirstEnergy Solutions Corp., 6.05%, 8/15/21(4)	180,000	198,316
Florida Power Corp., 6.35%, 9/15/37(4)	170,000	200,560
Southern California Edison Co., 5.625%, 2/1/36(4)	49,000	52,872
		1,294,668
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 5.625%, 12/15/20(4)	225,000	225,844
Sanmina-SCI Corp., 8.125%, 3/1/16(4)	500,000	521,250
		747,094
ENERGY EQUIPMENT & SERVICES(2)
Ensco plc, 3.25%, 3/15/16(4)	60,000	61,245
Pioneer Drilling Co., 9.875%, 3/15/18(4)	125,000	136,094
Transocean, Inc., 6.50%, 11/15/20(4)	70,000	79,483
Weatherford International Ltd./Bermuda, 9.625%, 3/1/19(4)	80,000	104,587
		381,409
FOOD & STAPLES RETAILING — 0.3%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)(4)	120,000	124,800
CVS Caremark Corp., 6.60%, 3/15/19(4)	190,000	224,638
Ingles Markets, Inc., 8.875%, 5/15/17(4)	500,000	541,875
Kroger Co. (The), 6.40%, 8/15/17(4)	120,000	142,289
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19(3)(4)	500,000	522,500
Rite Aid Corp., 8.625%, 3/1/15(4)	250,000	233,125
SUPERVALU, Inc., 8.00%, 5/1/16(4)	205,000	214,481
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	250,000	271,250
Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	213,000	243,169
Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	170,000	191,907
Wal-Mart Stores, Inc., 5.00%, 10/25/40(4)	110,000	106,137
Wal-Mart Stores, Inc., 5.625%, 4/15/41(4)	80,000	84,182
		2,900,353
FOOD PRODUCTS — 0.1%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(3)(4)	100,000	103,250
Del Monte Foods Co., 7.625%, 2/15/19(3)(4)	140,000	143,588
Kellogg Co., 4.45%, 5/30/16(4)	170,000	186,176
Kraft Foods, Inc., 6.00%, 2/11/13(4)	50,000	54,019
Kraft Foods, Inc., 6.125%, 2/1/18(4)	100,000	115,205
Kraft Foods, Inc., 5.375%, 2/10/20(4)	320,000	350,892
Mead Johnson Nutrition Co., 3.50%, 11/1/14(4)	70,000	73,435
Smithfield Foods, Inc., 7.75%, 7/1/17(4)	400,000	426,000
		1,452,565

28

Shares/ Principal Amount	Value
GAS UTILITIES(2)
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	$220,000	$235,259
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Alere, Inc., 9.00%, 5/15/16(4)	500,000	532,500
Baxter International, Inc., 5.90%, 9/1/16(4)	90,000	106,237
Biomet, Inc., 10.00%, 10/15/17(4)	200,000	222,000
Biomet, Inc., 11.625%, 10/15/17(4)	525,000	591,937
Covidien International Finance SA, 1.875%, 6/15/13(4)	120,000	122,181
		1,574,855
HEALTH CARE PROVIDERS & SERVICES — 0.3%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(4)	150,000	155,250
DaVita, Inc., 6.625%, 11/1/20(4)	500,000	515,000
Express Scripts, Inc., 5.25%, 6/15/12(4)	120,000	125,195
Express Scripts, Inc., 7.25%, 6/15/19(4)	240,000	292,674
HCA Holdings, Inc., 7.75%, 5/15/21(3)(4)	250,000	262,812
HCA, Inc., 6.50%, 2/15/16(4)	200,000	207,000
HCA, Inc., 9.25%, 11/15/16(4)	375,000	402,188
HCA, Inc., 7.875%, 2/15/20(4)	250,000	276,094
HealthSouth Corp., 10.75%, 6/15/16(4)	41,000	43,562
HealthSouth Corp., 8.125%, 2/15/20(4)	250,000	276,250
Medco Health Solutions, Inc., 7.25%, 8/15/13(4)	240,000	269,184
Omnicare, Inc., 6.875%, 12/15/15(4)	250,000	258,125
Tenet Healthcare Corp., 8.875%, 7/1/19	600,000	670,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co II, Inc., 7.75%, 2/1/19(3)(4)	75,000	77,625
WellPoint, Inc., 5.80%, 8/15/40(4)	40,000	41,701
		3,873,160
HOTELS, RESTAURANTS & LEISURE — 0.3%
Ameristar Casinos, Inc., 7.50%, 4/15/21(3)(4)	300,000	312,750
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(4)	500,000	565,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(4)	275,000	255,750
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16(3)(4)	75,000	77,250
Dave & Buster’s, Inc., 11.00%, 6/1/18	300,000	328,500
McDonald’s Corp., 5.35%, 3/1/18(4)	130,000	149,179
MGM Resorts International, 6.75%, 9/1/12(4)	400,000	410,000
MGM Resorts International, 7.625%, 1/15/17(4)	125,000	122,813
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(4)	250,000	270,625
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(4)	250,000	275,625
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15(4)	240,000	267,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(4)	325,000	357,906
Yum! Brands, Inc., 5.30%, 9/15/19(4)	90,000	98,142
		3,490,540
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 6.125%, 11/15/22(4)	500,000	505,000
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(4)	125,000	126,250
KB Home, 6.25%, 6/15/15(4)	225,000	219,937
Lennar Corp., 5.60%, 5/31/15(4)	225,000	223,875
Yankee Candle Co., Inc., 8.50%, 2/15/15(4)	200,000	209,250
		1,284,312
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	450,000	476,156

29

Shares/ Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The), 8.00%, 10/15/17(4)	$380,000	$412,775
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)(4)	500,000	547,500
Energy Future Holdings Corp., 10.875%, 11/1/17(4)	35,000	32,025
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	489,000	534,253
GenOn Energy, Inc., 7.625%, 6/15/14(4)	400,000	420,000
GenOn Energy, Inc., 9.50%, 10/15/18(4)	250,000	264,375
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(3)(4)	125,000	127,188
		2,338,116
INDUSTRIAL CONGLOMERATES(2)
General Electric Co., 5.00%, 2/1/13(4)	122,000	130,179
General Electric Co., 5.25%, 12/6/17(4)	190,000	213,936
		344,115
INSURANCE — 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	130,000	158,299
American International Group, Inc., 3.65%, 1/15/14	40,000	41,084
American International Group, Inc., 5.85%, 1/16/18(4)	150,000	160,129
American International Group, Inc., 8.25%, 8/15/18(4)	60,000	70,998
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(4)	70,000	72,265
CNA Financial Corp., 5.875%, 8/15/20(4)	50,000	53,688
CNA Financial Corp., 5.75%, 8/15/21	30,000	31,876
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(4)	425,000	458,544
Genworth Financial, Inc., 7.20%, 2/15/21(4)	40,000	41,078
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(4)	120,000	124,894
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(4)	60,000	66,418
Lincoln National Corp., 6.25%, 2/15/20(4)	100,000	113,273
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	160,000	170,856
MetLife, Inc., 6.75%, 6/1/16(4)	170,000	201,028
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	130,000	139,578
Prudential Financial, Inc., 7.375%, 6/15/19(4)	40,000	48,048
Prudential Financial, Inc., 5.375%, 6/21/20(4)	30,000	32,329
Prudential Financial, Inc., 5.40%, 6/13/35(4)	190,000	187,605
Prudential Financial, Inc., 5.625%, 5/12/41(4)	40,000	39,712
		2,211,702
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(4)	40,000	37,896
Google, Inc., 2.125%, 5/19/16(4)	70,000	70,000
		107,896
IT SERVICES — 0.1%
First Data Corp., 9.875%, 9/24/15(4)	325,000	337,187
First Data Corp., 7.375%, 6/15/19(3)(4)	350,000	357,875
SunGard Data Systems, Inc., 10.25%, 8/15/15(4)	200,000	208,500
		903,562
MACHINERY — 0.1%
Case New Holland, Inc., 7.875%, 12/1/17(3)(4)	150,000	167,625
Caterpillar, Inc., 5.20%, 5/27/41(4)	90,000	91,304
Deere & Co., 5.375%, 10/16/29(4)	120,000	131,051
Dematic SA, 8.75%, 5/1/16(3)(4)	125,000	127,500
SPX Corp., 7.625%, 12/15/14(4)	175,000	196,000
		713,480
MEDIA — 0.7%
AMC Entertainment, Inc., 9.75%, 12/1/20(3)(4)	250,000	266,563
Cablevision Systems Corp., 8.625%, 9/15/17(4)	250,000	283,125
CBS Corp., 4.30%, 2/15/21(4)	110,000	108,407
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(4)	375,000	399,375

30

Shares/ Principal Amount	Value
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(3)(4)	$200,000	$191,000
Cinemark USA, Inc., 8.625%, 6/15/19(4)	150,000	164,625
Clear Channel Communications, Inc., 10.75%, 8/1/16(4)	275,000	265,375
Comcast Corp., 5.90%, 3/15/16(4)	243,000	277,042
Comcast Corp., 5.70%, 5/15/18(4)	100,000	112,176
Comcast Corp., 6.40%, 5/15/38(4)	130,000	140,937
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(4)	80,000	87,732
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(4)	130,000	136,368
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(4)	230,000	239,584
DISH DBS Corp., 6.75%, 6/1/21(3)(4)	500,000	507,500
Harland Clarke Holdings Corp., 9.50%, 5/15/15(4)	320,000	305,600
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(4)	750,000	898,125
Lamar Media Corp., 7.875%, 4/15/18(4)	200,000	216,000
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(4)	250,000	272,500
NBCUniversal Media LLC, 5.15%, 4/30/20(3)(4)	60,000	63,945
NBCUniversal Media LLC, 4.375%, 4/1/21(3)	150,000	149,399
News America, Inc., 6.90%, 8/15/39(4)	100,000	113,273
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(4)	225,000	245,250
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(4)	81,000	96,188
Omnicom Group, Inc., 4.45%, 8/15/20(4)	45,000	45,251
Sinclair Television Group, Inc., 8.375%, 10/15/18(4)	250,000	268,125
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)(4)	180,000	202,050
Time Warner Cable, Inc., 5.40%, 7/2/12(4)	120,000	125,886
Time Warner Cable, Inc., 6.75%, 7/1/18(4)	210,000	244,482
Time Warner, Inc., 3.15%, 7/15/15(4)	90,000	92,940
Time Warner, Inc., 4.875%, 3/15/20(4)	130,000	135,635
Time Warner, Inc., 7.70%, 5/1/32(4)	130,000	158,969
Univision Communications, Inc., 6.875%, 5/15/19(3)(4)	225,000	226,125
Virgin Media Finance plc, 9.50%, 8/15/16(4)	500,000	573,750
Virgin Media Secured Finance plc, 5.25%, 1/15/21(3)(4)	50,000	52,393
WMG Acquisition Corp., 9.50%, 6/15/16	325,000	346,531
		8,012,226
METALS & MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20(4)	350,000	365,750
Anglo American Capital plc, 9.375%, 4/8/19(3)(4)	100,000	135,910
Anglo American Capital plc, 4.45%, 9/27/20(3)(4)	30,000	31,213
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(4)	115,000	118,491
ArcelorMittal, 9.85%, 6/1/19(4)	160,000	206,373
ArcelorMittal, 5.25%, 8/5/20(4)	80,000	79,838
ArcelorMittal, 5.50%, 3/1/21(4)	80,000	80,732
Barrick Finance LLC, 4.40%, 5/30/21(3)(5)	70,000	70,423
FMG Resources Pty Ltd., 6.875%, 2/1/18(3)(4)	500,000	525,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(4)	120,000	131,703
Newmont Mining Corp., 6.25%, 10/1/39(4)	70,000	76,576
Novelis, Inc., 8.375%, 12/15/17(4)	300,000	328,500
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(4)	50,000	48,141
Vale Overseas Ltd., 5.625%, 9/15/19(4)	120,000	128,967
Vale Overseas Ltd., 4.625%, 9/15/20	50,000	49,960
		2,377,577

31

Shares/ Principal Amount	Value
MULTILINE RETAIL(2)
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(4)	$127,000	$131,762
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16(4)	250,000	284,375
		416,137
MULTI-UTILITIES — 0.1%
Dominion Resources, Inc., 6.40%, 6/15/18(4)	120,000	140,493
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	132,000	140,622
PG&E Corp., 5.75%, 4/1/14(4)	40,000	44,340
Sempra Energy, 8.90%, 11/15/13(4)	70,000	81,326
Sempra Energy, 6.50%, 6/1/16(4)	80,000	93,451
		500,232
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(4)	50,000	54,023
Xerox Corp., 4.25%, 2/15/15(4)	130,000	139,258
		193,281
OIL, GAS & CONSUMABLE FUELS — 0.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(4)	60,000	67,876
Anadarko Petroleum Corp., 6.45%, 9/15/36(4)	140,000	149,554
Apache Corp., 5.25%, 2/1/42(4)	40,000	40,391
Arch Coal, Inc., 8.75%, 8/1/16(4)	275,000	307,313
Bill Barrett Corp., 9.875%, 7/15/16(4)	325,000	370,500
BP Capital Markets plc, 3.20%, 3/11/16(4)	70,000	71,485
BP Capital Markets plc, 4.50%, 10/1/20(4)	70,000	71,829
Chesapeake Energy Corp., 7.625%, 7/15/13(4)	125,000	137,188
Chesapeake Energy Corp., 6.625%, 8/15/20(4)	300,000	316,875
ConocoPhillips, 5.75%, 2/1/19(4)	160,000	186,773
Consol Energy, Inc., 8.00%, 4/1/17(4)	400,000	440,000
El Paso Corp., 6.875%, 6/15/14(4)	125,000	142,621
El Paso Corp., 7.25%, 6/1/18(4)	225,000	265,824
Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	90,000	104,696
Enbridge Energy Partners LP, 5.50%, 9/15/40(4)	80,000	79,532
Encore Acquisition Co., 9.50%, 5/1/16(4)	125,000	140,937
Enterprise Products Operating LLC, 6.30%, 9/15/17(4)	230,000	267,481
Enterprise Products Operating LLC, 5.20%, 9/1/20(4)	120,000	128,301
Enterprise Products Operating LLC, 5.95%, 2/1/41(4)	70,000	71,923
EOG Resources, Inc., 5.625%, 6/1/19(4)	120,000	136,510
Hess Corp., 6.00%, 1/15/40(4)	70,000	73,914
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(4)	160,000	188,766
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(4)	70,000	75,682
Magellan Midstream Partners LP, 6.55%, 7/15/19(4)	86,000	101,100
Marathon Petroleum Corp., 3.50%, 3/1/16(3)(4)	30,000	30,838
Peabody Energy Corp., 6.50%, 9/15/20(4)	50,000	54,062
Pemex Project Funding Master Trust, 6.625%, 6/15/35(4)	30,000	31,443
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(4)	70,000	74,583
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	90,000	92,781
Petrohawk Energy Corp., 7.875%, 6/1/15(4)	100,000	106,000
Petroleos Mexicanos, 6.00%, 3/5/20(4)	80,000	87,160
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(4)	40,000	42,199
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(4)	170,000	219,287
Sabine Pass LNG LP, 7.25%, 11/30/13(4)	250,000	260,000
Sabine Pass LNG LP, 7.50%, 11/30/16(4)	400,000	413,000
SandRidge Energy, Inc., 8.75%, 1/15/20(4)	225,000	245,813
Shell International Finance BV, 3.10%, 6/28/15(4)	90,000	94,487

32

Shares/ Principal Amount	Value
Suncor Energy, Inc., 6.10%, 6/1/18(4)	$110,000	$127,040
Talisman Energy, Inc., 7.75%, 6/1/19(4)	160,000	199,875
TransCanada PipeLines Ltd., 3.80%, 10/1/20	60,000	60,152
Venoco, Inc., 8.875%, 2/15/19(3)(4)	140,000	141,925
Williams Partners LP, 4.125%, 11/15/20(4)	50,000	49,528
		6,267,244
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade LLC, 7.125%, 10/15/14(4)	269,000	267,655
Domtar Corp., 9.50%, 8/1/16(4)	250,000	304,063
Georgia-Pacific LLC, 7.70%, 6/15/15(4)	475,000	553,375
Georgia-Pacific LLC, 7.125%, 1/15/17(3)(4)	175,000	186,812
International Paper Co., 9.375%, 5/15/19(4)	105,000	138,165
		1,450,070
PERSONAL PRODUCTS(2)
Elizabeth Arden, Inc., 7.375%, 3/15/21(4)	145,000	152,975
PHARMACEUTICALS — 0.1%
Abbott Laboratories, 5.30%, 5/27/40(4)	30,000	31,112
AstraZeneca plc, 5.40%, 9/15/12(4)	180,000	191,171
AstraZeneca plc, 5.90%, 9/15/17(4)	180,000	211,110
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(3)(4)	400,000	414,000
Pfizer, Inc., 7.20%, 3/15/39(4)	100,000	128,242
Sanofi, 4.00%, 3/29/21(4)	55,000	55,591
Valeant Pharmaceuticals International, 6.50%, 7/15/16(3)(4)	300,000	300,000
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(4)	240,000	261,903
		1,593,129
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
AMB Property LP, 6.625%, 12/1/19(4)	110,000	123,541
Digital Realty Trust LP, 5.875%, 2/1/20(4)	50,000	53,806
HCP, Inc., 3.75%, 2/1/16(4)	40,000	41,133
HCP, Inc., 5.375%, 2/1/21	100,000	105,170
Host Hotels & Resorts LP, 6.75%, 6/1/16(4)	300,000	311,250
Kimco Realty Corp., 6.875%, 10/1/19(4)	60,000	70,492
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21(3)(4)	125,000	126,250
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(4)	500,000	513,750
Simon Property Group LP, 5.10%, 6/15/15(4)	120,000	132,895
UDR, Inc., 4.25%, 6/1/18(4)	70,000	69,881
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(4)	105,000	105,358
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(4)	70,000	69,906
WEA Finance LLC, 4.625%, 5/10/21(3)(4)	140,000	139,974
		1,863,406
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(4)	100,000	118,500
ROAD & RAIL(2)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(4)	175,000	192,937
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(4)	40,000	38,192
Hertz Corp. (The), 7.375%, 1/15/21(3)(4)	200,000	208,000
		439,129
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Freescale Semiconductor, Inc., 9.25%, 4/15/18(3)(4)	450,000	504,000
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(4)	303,000	345,369
Oracle Corp., 5.375%, 7/15/40(3)(4)	260,000	268,559
		613,928
SPECIALTY RETAIL — 0.2%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(4)	176,000	179,300
Gap, Inc. (The), 5.95%, 4/12/21(4)	70,000	68,742
Giraffe Acquisition Corp., 9.125%, 12/1/18(3)(4)	250,000	234,375
Home Depot, Inc. (The), 5.95%, 4/1/41(4)	50,000	52,631

33

Shares/ Principal Amount	Value
Ltd. Brands, Inc., 6.625%, 4/1/21(4)	$300,000	$314,250
Michaels Stores, Inc., 11.375%, 11/1/16(4)	250,000	271,562
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)(4)	225,000	242,438
Rent-A-Center, Inc., 6.625%, 11/15/20(3)(4)	125,000	125,313
Staples, Inc., 9.75%, 1/15/14(4)	100,000	119,854
Toys “R” Us Property Co. I LLC,, 10.75%, 7/15/17	500,000	567,500
		2,175,965
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20(4)	225,000	222,187
Phillips-Van Heusen Corp., 7.375%, 5/15/20(4)	500,000	542,500
Polymer Group, Inc., 7.75%, 2/1/19(3)(4)	300,000	310,500
		1,075,187
TOBACCO(2)
Altria Group, Inc., 10.20%, 2/6/39(4)	60,000	89,330
Philip Morris International, Inc., 4.125%, 5/17/21(4)	110,000	111,253
		200,583
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Ashtead Capital, Inc., 9.00%, 8/15/16(3)(4)	850,000	896,750
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(4)	365,000	384,162
United Rentals (North America), Inc., 8.375%, 9/15/20(4)	250,000	261,250
		1,542,162
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(4)	130,000	137,900
America Movil SAB de CV, 5.00%, 3/30/20(4)	100,000	106,328
American Tower Corp., 4.625%, 4/1/15(4)	150,000	159,314
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(3)(4)	225,000	247,219
Crown Castle International Corp., 9.00%, 1/15/15(4)	500,000	557,500
MetroPCS Wireless, Inc., 7.875%, 9/1/18(4)	250,000	270,313
Nextel Communications, Inc., 7.375%, 8/1/15(4)	500,000	505,625
Rogers Communications, Inc., 6.25%, 6/15/13(4)	140,000	154,487
Vodafone Group plc, 5.625%, 2/27/17(4)	130,000	148,117
		2,286,803
TOTAL CORPORATE BONDS (Cost $80,150,759)		86,335,204
U.S. Treasury Securities — 6.6%
U.S. Treasury Bonds, 5.50%, 8/15/28(4)	50,000	60,609
U.S. Treasury Bonds, 5.375%, 2/15/31(4)	730,000	875,088
U.S. Treasury Bonds, 4.375%, 11/15/39(4)	2,190,000	2,251,594
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(4)	6,822,706	7,922,335
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(4)	679,670	930,033
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(4)	1,519,833	1,637,857
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(4)	153,066	164,869
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(4)	10,572,500	10,989,617
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(4)	2,217,016	2,323,536
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(4)	15,542,427	16,830,755
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(4)	4,545,898	4,703,940
U.S. Treasury Notes, 1.375%, 9/15/12(4)	4,000,000	4,057,188
U.S. Treasury Notes, 1.375%, 10/15/12(4)	1,125,000	1,141,919
U.S. Treasury Notes, 0.50%, 11/30/12(4)	740,000	742,226
U.S. Treasury Notes, 1.375%, 1/15/13(4)	375,000	381,255
U.S. Treasury Notes, 1.375%, 3/15/13(4)	3,000,000	3,052,371
U.S. Treasury Notes, 1.25%, 3/15/14(4)	3,220,000	3,268,802

34

Shares/ Principal Amount	Value
U.S. Treasury Notes, 2.375%, 8/31/14(4)	$2,000,000	$2,094,844
U.S. Treasury Notes, 2.00%, 1/31/16(4)	1,000,000	1,021,250
U.S. Treasury Notes, 2.00%, 4/30/16(4)	3,000,000	3,049,908
U.S. Treasury Notes, 2.625%, 4/30/18(4)	220,000	223,884
U.S. Treasury Notes, 3.625%, 2/15/20(4)	1,500,000	1,597,383
U.S. Treasury Notes, 2.625%, 8/15/20(4)	3,070,000	2,992,771
U.S. Treasury Notes, 3.625%, 2/15/21(4)	3,000,000	3,155,157
TOTAL U.S. TREASURY SECURITIES (Cost $71,869,606)		75,469,191
U.S. Government Agency Mortgage-Backed Securities(6) — 3.2%
FHLMC, 6.50%, 12/1/12(4)	208	228
FHLMC, 7.00%, 6/1/14(4)	9,930	10,578
FHLMC, 4.50%, 1/1/19(4)	376,907	403,322
FHLMC, 5.00%, 1/1/21(4)	347,245	375,748
FHLMC, 5.00%, 4/1/21(4)	619,680	668,996
FHLMC, 7.00%, 8/1/29(4)	4,226	4,884
FHLMC, 8.00%, 7/1/30(4)	20,577	24,408
FHLMC, 5.50%, 12/1/33(4)	202,756	220,905
FHLMC, 6.00%, 11/1/38	2,932,412	3,229,261
FHLMC, 6.50%, 7/1/47(4)	40,691	45,686
FNMA, 6.50%, 4/1/12(4)	1,426	1,568
FNMA, 6.00%, 4/1/14(4)	15,789	17,245
FNMA, 7.50%, 6/1/15(4)	2,305	2,319
FNMA, 5.50%, 12/1/16(4)	71,539	77,689
FNMA, 4.50%, 5/1/19(4)	226,283	242,071
FNMA, 4.50%, 5/1/19(4)	250,230	267,689
FNMA, 5.00%, 9/1/20(4)	164,567	177,818
FNMA, 7.00%, 6/1/26(4)	1,077	1,240
FNMA, 7.50%, 3/1/27(4)	15,046	17,554
FNMA, 7.00%, 1/1/29(4)	7,770	8,968
FNMA, 6.50%, 4/1/29(4)	26,857	30,493
FNMA, 6.50%, 8/1/29(4)	20,955	23,792
FNMA, 6.50%, 12/1/29(4)	39,091	44,383
FNMA, 7.00%, 3/1/30(4)	13,055	15,071
FNMA, 8.00%, 7/1/30(4)	12,693	14,906
FNMA, 7.50%, 9/1/30(4)	5,945	6,950
FNMA, 7.00%, 9/1/31(4)	22,816	26,345
FNMA, 6.50%, 1/1/32(4)	15,786	17,924
FNMA, 7.00%, 6/1/32(4)	107,371	123,790
FNMA, 6.50%, 8/1/32(4)	23,561	26,751
FNMA, 6.50%, 11/1/32(4)	187,617	213,019
FNMA, 5.50%, 6/1/33(4)	134,576	146,694
FNMA, 5.50%, 8/1/33(4)	116,113	126,569
FNMA, 5.00%, 11/1/33(4)	1,291,503	1,383,712
FNMA, 5.50%, 1/1/34(4)	1,363,209	1,490,209
FNMA, 4.50%, 9/1/35(4)	987,073	1,032,870
FNMA, 5.00%, 1/1/36	5,025,843	5,375,248
FNMA, 5.00%, 2/1/36(4)	1,183,368	1,265,637
FNMA, 5.50%, 1/1/37	952,569	1,036,858
FNMA, 5.50%, 2/1/37(4)	578,984	629,673
FNMA, 6.50%, 8/1/37(4)	528,397	592,423
FNMA, 4.50%, 2/1/39	1,729,171	1,800,752
FNMA, 4.00%, 1/1/41	2,223,190	2,246,507
FNMA, 4.50%, 1/1/41	1,241,355	1,292,742
FNMA, 4.50%, 2/1/41	1,493,061	1,553,002
FNMA, 6.50%, 6/1/47(4)	42,355	47,395
FNMA, 6.50%, 8/1/47(4)	115,514	129,259
FNMA, 6.50%, 8/1/47(4)	171,408	191,803
FNMA, 6.50%, 9/1/47(4)	14,247	15,942
FNMA, 6.50%, 9/1/47(4)	50,189	56,161
FNMA, 6.50%, 9/1/47(4)	77,918	87,189
FNMA, 6.50%, 9/1/47(4)	117,247	131,198
FNMA, 6.50%, 9/1/47(4)	224,041	250,699
GNMA, 7.50%, 10/15/25(4)	2,811	3,284
GNMA, 6.00%, 3/15/26(4)	32,334	36,270
GNMA, 7.00%, 12/15/27(4)	5,940	6,896
GNMA, 6.50%, 2/15/28(4)	5,922	6,749
GNMA, 7.00%, 8/15/29(4)	2,016	2,346
GNMA, 7.50%, 5/15/30(4)	3,647	4,281
GNMA, 7.00%, 5/15/31(4)	37,341	43,496
GNMA, 5.50%, 11/15/32(4)	134,047	148,602
GNMA, 6.50%, 10/15/38(4)	2,116,673	2,414,350
GNMA, 4.00%, 1/20/41	4,956,388	5,070,488
GNMA, 4.50%, 5/20/41	1,500,000	1,585,206
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $34,512,948)		36,546,111

35

Shares/ Principal Amount	Value
U.S. Government Agency Securities and Equivalents — 0.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 2.875%, 2/9/15(4)	$4,500,000	$4,760,892
FNMA, 6.625%, 11/15/30(4)	508,000	662,897
		5,423,789
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.2%
Bank of America Corp., VRN, 0.57%, 7/29/11(4)	700,000	702,800
Citigroup Funding, Inc., VRN, 0.60%, 7/29/11(4)	700,000	702,991
Morgan Stanley, VRN, 0.66%, 6/20/11(4)	700,000	703,415
		2,109,206
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $7,286,922)		7,532,995
Commercial Mortgage-Backed Securities(6) — 0.6%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(4)	600,000	606,771
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 6/1/11(4)	400,000	409,387
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.38%, 6/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	245,776	230,542
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 6/1/11(4)	150,000	150,857
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 6/1/11(4)	250,000	269,676
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 6/1/11(4)	450,000	490,502
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(4)	400,000	424,615
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(4)	450,000	484,767
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(4)	300,000	318,140
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(4)	400,000	423,179
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.32%, 6/13/11(4)	200,000	216,799
LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class AJ, VRN, 4.86%, 6/13/11(4)	75,000	79,327
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	123,678	123,751
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 6/13/11(4)	250,000	260,940
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 6/13/11(4)	250,000	263,048
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.84%, 7/15/40(4)	125,000	123,767
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.27%, 6/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	190,487	187,589
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(4)	407,521	414,026
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(4)	80,434	81,139
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(4)	2,471	2,479
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(4)	200,000	208,577

36

Shares/ Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(4)	$47,573	$47,992
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(4)	100,000	102,814
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 6/1/11(4)	161,596	163,336
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 6/1/11(4)	650,000	671,818
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,696,003)		6,755,838
Collateralized Mortgage Obligations(6) — 0.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	222,765	231,201
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	368,814	280,663
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(4)	199,092	200,800
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(4)	179,173	183,608
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	46,239	46,492
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 6/1/11(4)	243,774	239,912
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(4)	16,262	16,230
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(4)	235,242	245,928
PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.19%, 6/1/11	255,725	268,107
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(4)	248,275	250,603
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(4)	240,628	254,692
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(4)	258,515	272,997
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR14, Class A1, VRN, 5.36%, 6/1/11(4)	180,067	181,098
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR16, Class 4A6, VRN, 2.82%, 6/1/11(4)	205,769	204,436
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	194,559	197,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	153,048	154,849
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	279,808	275,812
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	300,000	296,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.03%, 6/1/11	249,184	249,933
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(4)	202,905	199,506
		4,251,674

37

Shares/ Principal Amount	Value
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	$900,000	$998,400
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.59%, 6/27/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(4)	54,794	54,958
		1,053,358
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,240,083)		5,305,032
Municipal Securities — 0.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(4)	40,000	49,593
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(4)	60,000	59,800
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(4)	50,000	57,975
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(4)	190,000	212,350
California GO, (Building Bonds), 6.65%, 3/1/22(4)	60,000	68,688
California GO, (Building Bonds), 7.30%, 10/1/39(4)	45,000	51,830
California GO, (Building Bonds), 7.60%, 11/1/40(4)	20,000	23,796
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.34%, 6/1/11 (LOC: Bank of America N.A.)(4)	700,000	700,000
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(4)	120,000	119,014
Illinois GO, 5.88%, 3/1/19(4)	145,000	152,694
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	210,000	185,493
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	80,000	83,852
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35(4)	50,000	47,983
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(4)	140,000	143,261
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(4)	35,000	36,124
Metropolitan Atlanta Rapid Transit Auth. Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39(4)	215,000	218,059
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(4)	75,000	83,993
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(4)	95,000	108,670
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(4)	70,000	86,938
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(4)	45,000	54,262
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(4)	115,000	130,088
New York GO, Series 2011 I2, 1.50%, 8/1/11(4)	197,000	197,455
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(4)	230,000	235,745
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(4)	80,000	79,150
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.24%, 6/1/11 (LOC: FNMA)(4)	280,000	280,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(4)	50,000	54,195
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(4)	125,000	124,715

38

Shares/ Principal Amount	Value
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(4)	$135,000	$141,010
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(4)	140,000	145,769
Salt River Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38(4)	40,000	41,116
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(4)	50,000	51,573
Salt River Agricultural Improvement & Power District Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(4)	95,000	90,950
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(4)	140,000	146,712
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(4)	115,000	115,830
Texas GO, (Building Bonds), 5.52%, 4/1/39(4)	60,000	65,011
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(4)	125,000	127,925
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(4)	55,000	55,281
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 0.22%, 6/1/11 (LOC: Citibank N.A.)(4)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(4)	120,000	123,491
TOTAL MUNICIPAL SECURITIES (Cost $4,976,702)		5,150,391
Commercial Paper(8) — 0.2%
Austin Texas, 0.27%, 6/20/11(4)	510,000	510,000
Austin Texas, 0.23%, 7/7/11(4)	445,000	444,893
Catholic Health Initiatives, 0.40%, 6/9/11(4)	400,000	400,028
Crown Point Capital Co. LLC, 0.27%, 7/11/11(3)(4)	550,000	549,879
Lexington Parker Capital, 0.32%, 6/3/11(3)(4)	450,000	449,991
Salvation Army (The), 0.32%, 10/3/11(4)	400,000	400,000
TOTAL COMMERCIAL PAPER (Cost $2,754,652)		2,754,791
Sovereign Governments and Agencies — 0.2%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(4)	390,000	448,500
Brazilian Government International Bond, 5.625%, 1/7/41(4)	80,000	81,880
		530,380
CANADA(2)
Hydro Quebec, 8.40%, 1/15/22(4)	37,000	51,449
Province of Ontario Canada, 5.45%, 4/27/16(4)	100,000	115,454
		166,903
GERMANY(2)
KfW, 4.125%, 10/15/14(4)	160,000	176,874
KfW, 2.00%, 6/1/16(5)	160,000	160,660
		337,534
ITALY(2)
Republic of Italy, 3.125%, 1/26/15(4)	160,000	164,890
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(4)	70,000	79,030
United Mexican States, 5.95%, 3/19/19(4)	200,000	229,600
United Mexican States, 5.125%, 1/15/20(4)	70,000	75,600
United Mexican States, 6.05%, 1/11/40(4)	110,000	117,315
		501,545

39

Shares/ Principal Amount	Value
POLAND(2)
Republic of Poland, 5.125%, 4/21/21(4)	$170,000	$177,013
SOUTH KOREA(2)
Export-Import Bank of Korea, 3.75%, 10/20/16	100,000	101,764
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,880,945)		1,980,029
Convertible Preferred Stocks(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	2,258	120,938
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%	229	26,249
MEDIA(2)
LodgeNet Interactive Corp., 10.00%(3)	18	22,163
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%	708	20,638
Lexington Realty Trust, Series C, 6.50%	348	16,026
		36,664
TOBACCO(2)
Universal Corp., 6.75%	28	29,800
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $241,308)		235,814
Preferred Stocks(2)
DIVERSIFIED FINANCIAL SERVICES(2)
Ally Financial, Inc., 7.00%(3)	131	$126,550
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
DuPont Fabros Technology, Inc., Series A, 7.875%	662	16,907
National Retail Properties, Inc., Series C, 7.375%	1,347	33,985
PS Business Parks, Inc., 7.375%	528	13,401
		64,293
TOTAL PREFERRED STOCKS (Cost $188,477)		190,843
Temporary Cash Investments – Segregated For Futures Contracts — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares (Cost $1,882,000)	1,882,000	1,882,000
Temporary Cash Investments — 2.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(4) (Cost $23,345,540)	23,345,540	23,345,540
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $919,082,597)		1,147,814,010
OTHER ASSETS AND LIABILITIES — (0.4)%		(4,087,175)
TOTAL NET ASSETS — 100.0%		$1,143,726,835

Swap Agreements
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT – BUY PROTECTION
$3,500,000	Pay quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and receive from Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 16 Index, par value of the proportional notional amount. Expires June 2016.	$(4,940)	$(24,472)

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,736,271	CAD for USD	Bank of America	6/30/11	$1,790,714	$(23,176)
1,457,243	DKK for USD	UBS AG	6/30/11	281,161	(6,427)
615,993	EUR for USD	UBS AG	6/30/11	885,901	(18,829)
1,177,559	GBP for USD	Bank of America	6/30/11	1,936,425	(11,587)
				$4,894,201	$(60,019)
(Value on Settlement Date $4,834,182)

40

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
28	S&P 500 E-Mini	June 2011	$1,881,460	$28,091
27	U.S. Long Bond	September 2011	3,370,781	32,424
			$5,252,241	$60,515

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
83	U.S. Treasury 2-Year Notes	September 2011	$18,192,563	$(33,906)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CAD = Canadian Dollar
CDX = Credit Derivative Indexes
DKK = Danish Krone
Equivalent = Security whose principal payments are backed by the full faith and credit of the United States
EUR = Euro
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GDR = Global Depositary Receipt
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. — UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
SPDR = Standard & Poor’s Depositary Receipts
USD = United States Dollar
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $16,090,957, which represented 1.4% of total net assets.

(4)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,701,000.

(5)	When-issued security.

(6)	Final maturity date indicated, unless otherwise noted.

(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

41

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $919,082,597)	$1,147,814,010
Foreign currency holdings, at value (cost of $254,956)	256,405
Deposits with broker for futures contracts	121,500
Receivable for investments sold	7,566,970
Receivable for capital shares sold	436,058
Receivable for variation margin on futures contracts	25,993
Dividends and interest receivable	4,118,843
Other assets	28,718
1,160,368,497

Liabilities
Disbursements in excess of demand deposit cash	136,088
Payable for investments purchased	13,207,297
Payable for capital shares redeemed	1,928,563
Payable for variation margin on futures contracts	6,484
Unrealized loss on forward foreign currency exchange contracts	60,019
Swap agreements, at value (including net premiums paid (received) of $(4,940))	24,472
Accrued management fees	1,124,222
Distribution and service fees payable	154,517
16,641,662

Net Assets	$1,143,726,835

Net Assets Consist of:
Capital (par value and paid-in surplus)	$954,927,571
Undistributed net investment income	5,842,615
Accumulated net realized loss	(45,774,970)
Net unrealized appreciation	228,731,619
$1,143,726,835

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$516,969,104	64,038,399	$8.07
Institutional Class, $0.01 Par Value	$144,916,454	18,003,327	$8.05
A Class, $0.01 Par Value	$385,238,176	47,567,344	$8.10*
B Class, $0.01 Par Value	$12,996,618	1,611,344	$8.07
C Class, $0.01 Par Value	$62,661,132	7,786,909	$8.05
R Class, $0.01 Par Value	$20,945,351	2,584,360	$8.10
*Maximum offering price $8.59 (net asset value divided by 0.9425)

See Notes to Financial Statements.

42

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $232,350)	$8,047,053
Interest (net of foreign taxes withheld of $219)	5,548,523
13,595,576

Expenses:
Management fees	6,473,586
Distribution and service fees:
A Class	469,574
B Class	64,580
C Class	300,955
R Class	50,230
Directors’ fees and expenses	39,897
Other expenses	1,279
7,400,101

Net investment income (loss)	6,195,475

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(24,569))	66,280,555
Futures contract transactions	257,449
Swap agreement transactions	475
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $32,609)	(61,651)
66,476,828

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $(135,239))	48,381,278
Futures contracts	(26,913)
Swap agreements	(19,532)
Translation of assets and liabilities in foreign currencies	(15,070)
48,319,763

Net realized and unrealized gain (loss)	114,796,591

Net Increase (Decrease) in Net Assets Resulting from Operations	$120,992,066

See Notes to Financial Statements.

43

Statement of Assets and Liabilities

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$6,195,475	$9,810,403
Net realized gain (loss)	66,476,828	80,990,705
Change in net unrealized appreciation (depreciation)	48,319,763	22,054,361
Net increase (decrease) in net assets resulting from operations	120,992,066	112,855,469

Distributions to Shareholders
From net investment income:
Investor Class	(5,534,677)	(5,560,067)
Institutional Class	(2,003,287)	(2,218,086)
A Class	(2,221,172)	(2,735,467)
R Class	(30,262)	(27,357)
Decrease in net assets from distributions	(9,789,398)	(10,540,977)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(6,518,960)	(43,313,389)

Net increase (decrease) in net assets	104,683,708	59,001,103

Net Assets
Beginning of period	1,039,043,127	980,042,024
End of period	$1,143,726,835	$1,039,043,127

Undistributed net investment income	$5,842,615	$9,436,538

See Notes to Financial Statements.

44

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its mix of asset types. The fund pursues its objective by diversifying investments among three asset classes — equity securities, bonds and money market instruments, the mix of which will depend on the risk profile of the fund.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

45

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for

46

which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.00% to 1.20% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2011 was 1.19% for the Investor Class, A Class, B Class, C Class and R Class and 0.99% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services

47

agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2011 totaled $511,958,147, of which $69,103,086 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 totaled $509,220,221, of which $60,417,682 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2011		Year ended November 30, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		350,000,000
Sold	5,611,601	$43,799,257	13,054,189	$89,527,217
Issued in reinvestment of distributions	709,441	5,436,776	811,445	5,464,485
Redeemed	(7,780,956)	(60,662,742)	(13,604,413)	(92,358,731)
	(1,459,914)	(11,426,709)	261,221	2,632,971
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	3,333,554	25,838,547	4,776,531	32,531,939
Issued in reinvestment of distributions	260,941	1,996,170	328,133	2,210,393
Redeemed	(2,326,996)	(17,925,608)	(7,582,186)	(50,154,224)
	1,267,499	9,909,109	(2,477,522)	(15,411,892)
A Class/Shares Authorized	225,000,000		225,000,000
Sold	5,835,320	45,654,330	10,071,740	68,263,116
Issued in reinvestment of distributions	282,779	2,167,536	397,433	2,671,763
Redeemed	(6,906,767)	(54,045,153)	(15,618,895)	(106,415,169)
	(788,668)	(6,223,287)	(5,149,722)	(35,480,290)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	19,655	154,700	35,095	238,312
Redeemed	(128,041)	(994,202)	(336,430)	(2,279,765)
	(108,386)	(839,502)	(301,335)	(2,041,453)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	906,899	7,052,235	1,665,358	11,299,213
Redeemed	(803,097)	(6,244,433)	(1,540,858)	(10,411,129)
	103,802	807,802	124,500	888,084
R Class/Shares Authorized	25,000,000		25,000,000
Sold	497,820	3,884,954	1,310,408	8,858,371
Issued in reinvestment of distributions	3,964	30,166	4,108	27,357
Redeemed	(338,403)	(2,661,493)	(416,051)	(2,786,537)
	163,381	1,253,627	898,465	6,099,191
Net increase (decrease)	(822,286)	$(6,518,960)	(6,644,393)	$(43,313,389)

48

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$636,746,410	—	—
Foreign Common Stocks	53,418,292	$204,165,529	—
Corporate Bonds	—	86,335,204	—
U.S. Treasury Securities	—	75,469,191	—
U.S. Government Agency Mortgage-Backed Securities	—	36,546,111	—
U.S. Government Agency Securities and Equivalents	—	7,532,995	—
Commercial Mortgage-Backed Securities	—	6,755,838	—
Collateralized Mortgage Obligations	—	5,305,032	—
Municipal Securities	—	5,150,391	—
Commercial Paper	—	2,754,791	—
Sovereign Governments and Agencies	—	1,980,029	—
Convertible Preferred Stocks	—	235,814	—
Preferred Stocks	—	190,843	—
Temporary Cash Investments	25,227,540	—	—
Total Value of Investment Securities	$715,392,242	$432,421,768	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(60,019)	—
Futures Contracts	$26,609	—	—
Swap Agreements	—	(19,532)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$26,609	$(79,551)	—

49

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund began investing in credit risk derivative instruments in March 2011. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume since March 2011.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The equity price risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

50

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of May 31, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$24,472
Equity Price Risk	Receivable for variation margin on futures contracts	$19,243	Payable for variation margin on futures contracts	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	—	Unrealized loss on forward foreign currency exchange contracts	60,019
Interest Rate Risk	Receivable for variation margin on futures contracts	6,750	Payable for variation margin on futures contracts	6,484
		$25,993		$90,975

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$475	Change in net unrealized appreciation (depreciation) on swap agreements	$(19,532)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	345,360	Change in net unrealized appreciation (depreciation) on futures contracts	(15,796)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	8,457	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(60,019)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(87,911)	Change in net unrealized appreciation (depreciation) on futures contracts	(11,117)
		$266,381		$(106,464)

51

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$945,912,421
Gross tax appreciation of investments	$208,671,437
Gross tax depreciation of investments	(6,769,848)
Net tax appreciation (depreciation) of investments	$201,901,589

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2010, the fund had accumulated capital losses of $(81,236,787), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

52

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.30		$6.59	$5.29	$9.47	$8.82	$8.19
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.08	0.08	0.11	0.12	0.11
Net Realized and Unrealized Gain (Loss)	0.80		0.72	1.32	(3.03)	1.21	0.99
Total From Investment Operations	0.85		0.80	1.40	(2.92)	1.33	1.10
Distributions
From Net Investment Income	(0.08)		(0.09)	(0.10)	(0.13)	(0.13)	(0.09)
From Net Realized Gains	—		—	—	(1.13)	(0.55)	(0.38)
Total Distributions	(0.08)		(0.09)	(0.10)	(1.26)	(0.68)	(0.47)
Net Asset Value, End of Period	$8.07		$7.30	$6.59	$5.29	$9.47	$8.82

Total Return(3)	11.77%		12.18%	26.83%	(35.37)%	16.17%	14.15%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.20	%(4)	1.21%	1.21%	1.19%	1.18%	1.18%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.25	%(4)	1.11%	1.43%	1.57%	1.32%	1.34%
Portfolio Turnover Rate	47%		98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$516,969		$478,255	$429,634	$350,838	$659,190	$816,397

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

53

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.30		$6.60	$5.31	$9.49	$8.84	$8.21
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06		0.09	0.09	0.13	0.14	0.13
Net Realized and Unrealized Gain (Loss)	0.81		0.72	1.31	(3.03)	1.20	0.99
Total From Investment Operations	0.87		0.81	1.40	(2.90)	1.34	1.12
Distributions
From Net Investment Income	(0.12)		(0.11)	(0.11)	(0.15)	(0.14)	(0.11)
From Net Realized Gains	—		—	—	(1.13)	(0.55)	(0.38)
Total Distributions	(0.12)		(0.11)	(0.11)	(1.28)	(0.69)	(0.49)
Net Asset Value, End of Period	$8.05		$7.30	$6.60	$5.31	$9.49	$8.84

Total Return(3)	11.95%		12.46%	26.78%	(35.14)%	16.39%	14.37%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00	%(4)	1.01%	1.01%	0.99%	0.98%	0.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.45	%(4)	1.31%	1.63%	1.77%	1.52%	1.54%
Portfolio Turnover Rate	47%		98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$144,916		$122,223	$126,801	$80,646	$134,722	$85,928

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

54

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.30		$6.57	$5.28	$9.44	$8.79	$8.17
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.06	0.07	0.10	0.10	0.09
Net Realized and Unrealized Gain (Loss)	0.81		0.72	1.30	(3.03)	1.20	0.98
Total From Investment Operations	0.85		0.78	1.37	(2.93)	1.30	1.07
Distributions
From Net Investment Income	(0.05)		(0.05)	(0.08)	(0.10)	(0.10)	(0.07)
From Net Realized Gains	—		—	—	(1.13)	(0.55)	(0.38)
Total Distributions	(0.05)		(0.05)	(0.08)	(1.23)	(0.65)	(0.45)
Net Asset Value, End of Period	$8.10		$7.30	$6.57	$5.28	$9.44	$8.79

Total Return(4)	11.62%		11.96%	26.38%	(35.44)%	15.91%	13.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.45	%(5)	1.46%	1.46%	1.44%	1.43%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.00	%(5)	0.86%	1.18%	1.32%	1.07%	1.09%
Portfolio Turnover Rate	47%		98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$385,238		$352,882	$351,285	$273,892	$353,946	$319,769

(1)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended May 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

55

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.25		$6.52	$5.25	$9.38	$8.74	$8.12
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01		0.01	0.02	0.04	0.03	0.03
Net Realized and Unrealized Gain (Loss)	0.81		0.72	1.29	(3.00)	1.20	0.98
Total From Investment Operations	0.82		0.73	1.31	(2.96)	1.23	1.01
Distributions
From Net Investment Income	—		—	(0.04)	(0.04)	(0.04)	(0.01)
From Net Realized Gains	—		—	—	(1.13)	(0.55)	(0.38)
Total Distributions	—		—	(0.04)	(1.17)	(0.59)	(0.39)
Net Asset Value, End of Period	$8.07		$7.25	$6.52	$5.25	$9.38	$8.74

Total Return(3)	11.31%		11.20%	25.22%	(35.89)%	14.94%	12.98%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.20	%(4)	2.21%	2.21%	2.19%	2.18%	2.18%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25	%(4)	0.11%	0.43%	0.57%	0.32%	0.34%
Portfolio Turnover Rate	47%		98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$12,997		$12,471	$13,183	$9,768	$13,382	$9,808

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

56

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.24		$6.51	$5.23	$9.36	$8.72	$8.10
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01		0.01	0.02	0.04	0.03	0.03
Net Realized and Unrealized Gain (Loss)	0.80		0.72	1.30	(3.00)	1.20	0.98
Total From Investment Operations	0.81		0.73	1.32	(2.96)	1.23	1.01
Distributions
From Net Investment Income	—		—	(0.04)	(0.04)	(0.04)	(0.01)
From Net Realized Gains	—		—	—	(1.13)	(0.55)	(0.38)
Total Distributions	—		—	(0.04)	(1.17)	(0.59)	(0.39)
Net Asset Value, End of Period	$8.05		$7.24	$6.51	$5.23	$9.36	$8.72

Total Return(3)	11.19%		11.21%	25.51%	(35.98)%	14.98%	13.01%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.20	%(4)	2.21%	2.21%	2.19%	2.18%	2.18%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25	%(4)	0.11%	0.43%	0.57%	0.32%	0.34%
Portfolio Turnover Rate	47%		98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$62,661		$55,588	$49,193	$27,826	$32,578	$24,446

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

57

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.28		$6.53	$5.25	$9.40	$8.77	$8.17
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03		0.04	0.05	0.08	0.08	0.07
Net Realized and Unrealized Gain (Loss)	0.80		0.73	1.30	(3.02)	1.18	0.97
Total From Investment Operations	0.83		0.77	1.35	(2.94)	1.26	1.04
Distributions
From Net Investment Income	(0.01)		(0.02)	(0.07)	(0.08)	(0.08)	(0.06)
From Net Realized Gains	—		—	—	(1.13)	(0.55)	(0.38)
Total Distributions	(0.01)		(0.02)	(0.07)	(1.21)	(0.63)	(0.44)
Net Asset Value, End of Period	$8.10		$7.28	$6.53	$5.25	$9.40	$8.77

Total Return(3)	11.45%		11.78%	26.02%	(35.68)%	15.38%	13.40%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.70	%(4)	1.71%	1.71%	1.69%	1.68%	1.68%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.75	%(4)	0.61%	0.93%	1.07%	0.82%	0.84%
Portfolio Turnover Rate	47%		98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$20,945		$17,624	$9,947	$4,160	$1,905	$357

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

58

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

59

Notes

60

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72029   1107

SEMIANNUAL REPORT   |   MAY 31, 2011

Strategic Allocation: Conservative Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	41

Statement of Operations	42

Statement of Changes in Net Assets	43

Notes to Financial Statements	44

Financial Highlights	52

Additional Information	58

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSCX	8.07%	15.36%	5.14%	4.77%	6.13%	2/15/96
S&P 500 Index	—	15.03%	25.95%	3.32%	2.64%	6.88%(2)	—
Barclays Capital U.S. Aggregate Bond Index	—	1.91%	5.84%	6.63%	5.82%	6.22%(2)	—
Barclays Capital U.S. 1-3 Month Treasury Bill Index	—	0.07%	0.14%	1.95%	2.04%	3.16%(2)	—
Institutional Class	ACCIX	8.18%	15.59%	5.31%	4.95%	5.05%	8/1/00
A Class(3) No sales charge* With sales charge*	ACCAX	8.14% 1.89%	15.08% 8.47%	4.88% 3.64%	4.51% 3.88%	5.90% 5.48%	10/2/96
B Class No sales charge* With sales charge*	ACVBX	7.54% 2.54%	14.25% 10.25%	4.10% 3.93%	— —	4.40% 4.40%	9/30/04
C Class No sales charge* With sales charge*	AACCX	7.54% 6.54%	14.25% 14.25%	4.06% 4.06%	— —	4.39% 4.39%	9/30/04
R Class	AACRX	7.81%	14.82%	4.58%	—	4.64%	3/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.02%	0.82%	1.27%	2.02%	2.02%	1.52%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2011
Top Ten Stock Holdings	% of net assets
Exxon Mobil Corp.	0.8%
Chevron Corp.	0.7%
Johnson & Johnson	0.6%
General Electric Co.	0.6%
AT&T, Inc.	0.5%
Wells Fargo & Co.	0.5%
Procter & Gamble Co. (The)	0.5%
Pfizer, Inc.	0.4%
Microsoft Corp.	0.4%
JPMorgan Chase & Co.	0.4%

Geographic Composition of Stock Holdings	% of net assets
United States	36.5%
United Kingdom	1.2%
Switzerland	1.2%
France	0.9%
Other Countries	4.9%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.5 years
Average Duration (effective)	4.8 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	36.5%
Foreign Common Stocks	8.2%
U.S. Treasury Securities	17.0%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Corporate Bonds	8.8%
Sovereign Governments and Agencies	6.8%
U.S. Government Agency Securities and Equivalents	2.5%
Commercial Paper	2.1%
Municipal Securities	2.0%
Commercial Mortgage-Backed Securities	1.6%
Collateralized Mortgage Obligations	0.3%
Convertible Preferred Stocks	—*
Preferred Stocks	—*
Temporary Cash Investments	5.5%
Other Assets and Liabilities	(0.5)%
*Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 – 5/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,080.70	$5.19	1.00%
Institutional Class	$1,000	$1,081.80	$4.15	0.80%
A Class	$1,000	$1,081.40	$6.49	1.25%
B Class	$1,000	$1,075.40	$10.35	2.00%
C Class	$1,000	$1,075.40	$10.35	2.00%
R Class	$1,000	$1,078.10	$7.77	1.50%
Hypothetical
Investor Class	$1,000	$1,019.95	$5.04	1.00%
Institutional Class	$1,000	$1,020.94	$4.03	0.80%
A Class	$1,000	$1,018.70	$6.29	1.25%
B Class	$1,000	$1,014.96	$10.05	2.00%
C Class	$1,000	$1,014.96	$10.05	2.00%
R Class	$1,000	$1,017.45	$7.54	1.50%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 44.7%
AEROSPACE & DEFENSE — 1.0%
AAR Corp.	401	$10,582
Alliant Techsystems, Inc.	552	39,485
American Science & Engineering, Inc.	69	5,971
BE Aerospace, Inc.(1)	14,400	538,848
Ceradyne, Inc.(1)	134	5,998
Curtiss-Wright Corp.	1,495	50,994
Esterline Technologies Corp.(1)	97	7,335
European Aeronautic Defence and Space Co. NV	10,380	343,118
General Dynamics Corp.	6,535	485,028
Honeywell International, Inc.	7,017	417,862
Huntington Ingalls Industries, Inc.(1)	5,097	186,397
ITT Corp.	7,848	452,202
Lockheed Martin Corp.	5,400	420,660
Moog, Inc., Class A(1)	249	10,221
Northrop Grumman Corp.	13,669	892,449
Raytheon Co.	2,549	128,419
Safran SA	9,680	395,654
Textron, Inc.	5,093	116,528
TransDigm Group, Inc.(1)	4,900	401,800
Triumph Group, Inc.	505	47,228
United Technologies Corp.	9,205	807,923
Zodiac Aerospace	1,610	129,728
		5,894,430
AIR FREIGHT & LOGISTICS — 0.2%
United Parcel Service, Inc., Class B	17,521	1,287,618
AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	2,069	139,740
Allegiant Travel Co.(1)	191	8,712
JetBlue Airways Corp.(1)	2,055	12,474
Ryanair Holdings plc ADR	2,220	65,268
SkyWest, Inc.	387	5,971
Southwest Airlines Co.	46,393	548,829
United Continental Holdings, Inc.(1)	207	4,999
		785,993
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	4,137	47,824
Amerigon, Inc.(1)	445	7,400
Autoliv, Inc.	3,256	250,647
BorgWarner, Inc.(1)	8,436	611,694
Cooper Tire & Rubber Co.	251	6,064
Magna International, Inc.	4,241	205,689
Pirelli & C SpA	26,870	267,926
Standard Motor Products, Inc.	611	9,226
TRW Automotive Holdings Corp.(1)	6,596	375,115
		1,781,585
AUTOMOBILES — 0.3%
Bayerische Motoren Werke AG	5,650	500,992
Ford Motor Co.(1)	11,163	166,552
Harley-Davidson, Inc.	8,738	324,704
Nissan Motor Co. Ltd.	57,900	580,285
		1,572,533
BEVERAGES — 0.7%
Anheuser-Busch InBev NV	6,820	412,021
Carlsberg A/S B Shares	2,280	263,816
Coca-Cola Co. (The)	19,080	1,274,735
Coca-Cola Enterprises, Inc.	8,441	243,860
Constellation Brands, Inc., Class A(1)	3,461	76,003
Dr Pepper Snapple Group, Inc.	10,239	421,847
Hansen Natural Corp.(1)	1,318	94,435
PepsiCo, Inc.	14,647	1,041,695
Pernod-Ricard SA	2,841	287,984
Primo Water Corp.(1)	518	7,330
		4,123,726
BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc.(1)	295	9,691
Alexion Pharmaceuticals, Inc.(1)	9,177	435,173
Alkermes, Inc.(1)	284	5,203
AMAG Pharmaceuticals, Inc.(1)	219	4,043
Amgen, Inc.(1)	24,405	1,477,479
ARIAD Pharmaceuticals, Inc.(1)	968	8,402
Biogen Idec, Inc.(1)	5,160	488,807
Cephalon, Inc.(1)	3,032	241,620
Cepheid, Inc.(1)	431	13,844

8

	Shares/ Principal Amount	Value
Cubist Pharmaceuticals, Inc.(1)	421	$16,221
Geron Corp.(1)	1,039	4,561
Gilead Sciences, Inc.(1)	15,308	638,956
Human Genome Sciences, Inc.(1)	2,450	67,056
ImmunoGen, Inc.(1)	505	6,141
Incyte Corp. Ltd.(1)	633	11,223
InterMune, Inc.(1)	339	12,611
Isis Pharmaceuticals, Inc.(1)	777	7,172
Micromet, Inc.(1)	725	4,488
Momenta Pharmaceuticals, Inc.(1)	332	6,643
Onyx Pharmaceuticals, Inc.(1)	428	18,169
PDL BioPharma, Inc.	1,132	7,516
Pharmasset, Inc.(1)	221	22,586
Savient Pharmaceuticals, Inc.(1)	668	5,671
Seattle Genetics, Inc.(1)	675	13,075
Theravance, Inc.(1)	484	12,647
Vertex Pharmaceuticals, Inc.(1)	4,200	226,758
		3,765,756
BUILDING PRODUCTS(2)
Apogee Enterprises, Inc.	284	3,760
Simpson Manufacturing Co., Inc.	181	5,072
		8,832
CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(1)	1,600	169,168
American Capital Ltd.(1)	15,700	155,430
Ameriprise Financial, Inc.	6,333	387,770
Apollo Investment Corp.	2,515	28,696
Ares Capital Corp.	654	11,000
Artio Global Investors, Inc.	1,073	15,011
Bank of New York Mellon Corp. (The)	21,900	615,609
BGC Partners, Inc., Class A	1,343	11,160
BlackRock Kelso Capital Corp.	848	8,404
BlackRock, Inc.	1,431	294,156
Calamos Asset Management, Inc., Class A	291	4,362
Charles Schwab Corp. (The)	11,657	209,943
Fifth Street Finance Corp.	795	9,802
Franklin Resources, Inc.	3,740	484,629
Goldman Sachs Group, Inc. (The)	6,900	971,037
Hercules Technology Growth Capital, Inc.	1,462	16,009
HFF, Inc., Class A(1)	1,832	29,916
Investment Technology Group, Inc.(1)	170	2,574
KKR & Co. LP	9,404	161,655
Knight Capital Group, Inc., Class A(1)	709	8,749
Lazard Ltd., Class A	3,800	148,010
Legg Mason, Inc.	12,624	427,196
MCG Capital Corp.	1,569	10,795
Morgan Stanley	26,008	628,353
Northern Trust Corp.	18,096	882,904
PennantPark Investment Corp.	1,375	17,091
Piper Jaffray Cos.(1)	239	7,940
Prospect Capital Corp.	677	7,928
Raymond James Financial, Inc.	3,800	135,812
Schroders plc	4,358	117,727
State Street Corp.	3,626	165,962
T. Rowe Price Group, Inc.	2,109	133,500
TradeStation Group, Inc.(1)	1,340	13,052
UBS AG(1)	31,620	607,642
		6,898,992
CHEMICALS — 0.8%
A. Schulman, Inc.	278	7,086
Air Liquide SA	2,766	384,833
Albemarle Corp.	6,000	425,040
Arch Chemicals, Inc.	167	6,037
Balchem Corp.	415	17,907
BASF SE	1,500	138,590
Calgon Carbon Corp.(1)	385	6,641
Christian Hansen Holding A/S	6,760	162,734
Cytec Industries, Inc.	155	8,710
E.I. du Pont de Nemours & Co.	13,333	710,649
Flotek Industries, Inc.(1)	933	8,285
Georgia Gulf Corp.(1)	161	4,563
H.B. Fuller Co.	602	13,419
International Flavors & Fragrances, Inc.	2,700	172,962
Intrepid Potash, Inc.(1)	735	23,660
JSR Corp.	8,500	168,748

9

Shares/ Principal Amount	Value
LyondellBasell Industries NV, Class A	5,173	$226,629
Minerals Technologies, Inc.	3,379	229,772
Monsanto Co.	2,322	164,955
Olin Corp.	247	5,933
OM Group, Inc.(1)	373	13,905
PPG Industries, Inc.	7,970	706,939
Sensient Technologies Corp.	225	8,561
Sigma-Aldrich Corp.	1,977	138,963
Solutia, Inc.(1)	1,333	33,285
Syngenta AG(1)	560	193,415
Umicore SA	3,410	188,182
W.R. Grace & Co.(1)	4,576	214,111
Yara International ASA	3,260	196,666
		4,581,180
COMMERCIAL BANKS — 1.8%
American National Bankshares, Inc.	379	7,637
Associated Banc-Corp.	925	13,033
Banco Bilbao Vizcaya Argentaria SA	38,853	455,162
Banco Santander SA	23,924	285,225
BancorpSouth, Inc.	541	6,946
Barclays plc	46,449	212,255
BNP Paribas	7,752	606,494
BOK Financial Corp.	2,116	112,169
Boston Private Financial Holdings, Inc.	1,765	11,649
Cathay General Bancorp.	1,647	26,846
Comerica, Inc.	13,946	503,590
Commerce Bancshares, Inc.	9,953	425,789
Commonwealth Bank of Australia	3,650	197,649
Community Bank System, Inc.	268	6,721
Cullen/Frost Bankers, Inc.	1,876	109,258
CVB Financial Corp.	693	6,216
DBS Group Holdings Ltd.	9,000	108,026
East West Bancorp., Inc.	313	6,288
Erste Group Bank AG	2,866	143,112
F.N.B. Corp.	1,022	10,782
First Commonwealth Financial Corp.	563	3,294
First Horizon National Corp.	3,269	34,357
First Interstate Bancsystem, Inc.	485	6,887
First Midwest Bancorp., Inc.	753	9,217
First Republic Bank(1)	288	9,288
FirstMerit Corp.	1,048	17,072
Fulton Financial Corp.	1,898	21,144
Heritage Financial Corp.	781	10,575
Home Bancshares, Inc.	352	8,441
HSBC Holdings plc	69,618	728,053
IBERIABANK Corp.	191	11,221
Lakeland Financial Corp.	494	11,041
MB Financial, Inc.	372	7,392
Nara Bancorp., Inc.(1)	1,233	10,468
National Bankshares, Inc.	281	7,062
Old National Bancorp.	906	9,785
Pacific Continental Corp.	715	6,628
Park Sterling Corp.(1)	1,727	8,635
Pinnacle Financial Partners, Inc.(1)	1,103	17,107
PNC Financial Services Group, Inc.	15,717	981,055
PrivateBancorp, Inc.	874	14,307
Sandy Spring Bancorp, Inc.	247	4,651
Standard Chartered plc	10,476	280,978
Sumitomo Mitsui Financial Group, Inc.	9,000	260,769
SunTrust Banks, Inc.	7,774	218,683
SVB Financial Group(1)	153	9,085
Swedbank AB A Shares	19,910	370,706
Synovus Financial Corp.	4,260	10,139
TCF Financial Corp.	715	10,761
Texas Capital Bancshares, Inc.(1)	661	16,545
Trico Bancshares	600	8,922
Trustmark Corp.	476	11,348
U.S. Bancorp.	41,167	1,053,875
Umpqua Holdings Corp.	785	9,404
UniCredit SpA	134,030	305,762
United Bankshares, Inc.	302	7,323
Washington Banking Co.	494	6,555
Webster Financial Corp.	786	16,396
Wells Fargo & Co.	98,887	2,805,424
West Coast Bancorp.(1)	729	12,725
Westamerica Bancorp.	796	40,039
Wintrust Financial Corp.	342	11,105
		10,659,071

10

Shares/ Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Aggreko plc	8,130	$250,674
Avery Dennison Corp.	6,900	292,146
Brink’s Co. (The)	382	11,364
Cintas Corp.	7,601	249,693
Deluxe Corp.	669	17,220
Metalico, Inc.(1)	1,636	9,685
Pitney Bowes, Inc.	4,975	118,853
Republic Services, Inc.	35,093	1,106,131
Steelcase, Inc., Class A	1,735	18,859
Stericycle, Inc.(1)	3,400	302,906
SYKES Enterprises, Inc.(1)	904	19,554
Team, Inc.(1)	455	10,465
US Ecology, Inc.	818	14,348
Waste Management, Inc.	3,519	136,819
		2,558,717
COMMUNICATIONS EQUIPMENT — 0.6%
Acme Packet, Inc.(1)	824	62,369
Alcatel-Lucent(1)	40,810	231,005
Aruba Networks, Inc.(1)	4,600	130,732
Bel Fuse, Inc., Class B	454	8,885
Blue Coat Systems, Inc.(1)	560	12,852
Cisco Systems, Inc.	69,364	1,165,315
DG FastChannel, Inc.(1)	201	7,111
Emulex Corp.(1)	22,055	205,111
F5 Networks, Inc.(1)	1,320	149,926
Finisar Corp.(1)	343	8,239
Juniper Networks, Inc.(1)	5,460	199,891
Motorola Solutions, Inc.(1)	1,455	69,651
Netgear, Inc.(1)	610	25,528
Oplink Communications, Inc.(1)	972	17,963
QUALCOMM, Inc.	12,150	711,868
Research In Motion Ltd.(1)	1,298	55,619
Riverbed Technology, Inc.(1)	3,120	118,310
ShoreTel, Inc.(1)	594	6,534
Sycamore Networks, Inc.	432	10,472
Telefonaktiebolaget LM Ericsson B Shares	10,330	153,161
Tellabs, Inc.	2,021	9,236
		3,359,778
COMPUTERS & PERIPHERALS — 0.9%
Apple, Inc.(1)	7,098	2,468,897
Avid Technology, Inc.(1)	303	5,293
Dell, Inc.(1)	49,874	801,974
Electronics for Imaging, Inc.(1)	650	11,733
EMC Corp.(1)	17,379	494,780
Hewlett-Packard Co.	18,196	680,167
Lexmark International, Inc., Class A(1)	8,735	260,128
NetApp, Inc.(1)	5,896	322,924
QLogic Corp.(1)	643	10,404
SanDisk Corp.(1)	1,499	71,232
Stratasys, Inc.(1)	240	8,448
Synaptics, Inc.(1)	256	7,181
USA Technologies, Inc.(1)	4,361	10,030
Western Digital Corp.(1)	4,500	164,925
		5,318,116
CONSTRUCTION & ENGINEERING — 0.2%
Chicago Bridge & Iron Co. NV New York Shares	281	10,695
Comfort Systems USA, Inc.	574	5,952
EMCOR Group, Inc.(1)	460	13,970
Fluor Corp.	1,607	110,771
Foster Wheeler AG(1)	4,000	137,040
Granite Construction, Inc.	1,867	51,324
KBR, Inc.	11,964	446,496
Pike Electric Corp.(1)	1,215	10,826
URS Corp.(1)	1,021	44,985
		832,059
CONSTRUCTION MATERIALS(2)
CRH plc	9,420	205,488
Martin Marietta Materials, Inc.	73	6,253
Texas Industries, Inc.	159	6,661
		218,402
CONSUMER FINANCE — 0.2%
American Express Co.	16,160	833,856
Cash America International, Inc.	4,187	217,975
Discover Financial Services	12,300	293,232
EZCORP, Inc., Class A(1)	773	25,347
World Acceptance Corp.(1)	573	38,208
		1,408,618
CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc.	16,964	561,848
Crown Holdings, Inc.(1)	8,200	333,002
Silgan Holdings, Inc.	290	13,018
Sonoco Products Co.	440	15,585
		923,453

11

Shares/ Principal Amount	Value
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	270	$9,650
Genuine Parts Co.	1,586	86,913
Li & Fung Ltd.	112,000	248,967
		345,530
DIVERSIFIED — 0.1%
Consumer Staples Select Sector SPDR Fund	1,162	37,544
Health Care Select Sector SPDR Fund	1,042	37,637
iShares Dow Jones U.S. Healthcare Sector Index Fund	465	34,945
iShares Russell 1000 Growth Index Fund	1,675	103,465
iShares Russell 2000 Index Fund	212	17,984
iShares Russell 2000 Value Index Fund	582	43,819
iShares Russell Midcap Value Index Fund	9,242	453,135
iShares S&P Global Telecommunications Sector Index Fund	233	14,632
Utilities Select Sector SPDR Fund	1,106	37,460
		780,621
DIVERSIFIED CONSUMER SERVICES — 0.1%
Career Education Corp.(1)	643	13,824
H&R Block, Inc.	6,626	107,341
ITT Educational Services, Inc.(1)	4,812	330,969
K12, Inc.(1)	176	6,125
Regis Corp.	275	4,106
Sotheby’s	905	38,517
Steiner Leisure, Ltd.(1)	389	19,450
Weight Watchers International, Inc.	2,400	192,576
		712,908
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	111,015	1,304,426
Citigroup, Inc.	39,235	1,614,520
Compass Diversified Holdings	723	11,286
Encore Capital Group, Inc.(1)	352	11,648
JPMorgan Chase & Co.	57,162	2,471,685
McGraw-Hill Cos., Inc. (The)	10,529	447,166
ORIX Corp.	4,420	423,575
		6,284,306
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	100,345	3,166,888
Atlantic Tele-Network, Inc.	306	11,698
CenturyLink, Inc.	23,248	1,004,081
Consolidated Communications Holdings, Inc.	6,070	116,180
Premiere Global Services, Inc.(1)	823	6,930
Telenet Group Holding NV(1)	3,030	138,034
Telenor ASA	12,770	216,818
TELUS Corp.	5,547	303,615
Verizon Communications, Inc.	57,108	2,108,999
Vonage Holdings Corp.(1)	3,537	16,872
Windstream Corp.	12,314	165,623
		7,255,738
ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	21,499	821,262
Central Vermont Public Service Corp.	187	6,414
Empire District Electric Co. (The)	4,777	91,527
Entergy Corp.	5,691	387,842
Exelon Corp.	6,700	280,395
FirstEnergy Corp.	315	14,055
Fortum Oyj	10,460	350,651
Great Plains Energy, Inc.	8,504	180,030
IDACORP, Inc.	172	6,772
Northeast Utilities	7,659	269,903
NV Energy, Inc.	28,561	450,407
Portland General Electric Co.	6,018	156,287
PPL Corp.	15,600	439,764
Unitil Corp.	362	9,278
Westar Energy, Inc.	18,741	509,568
		3,974,155
ELECTRICAL EQUIPMENT — 0.5%
ABB Ltd.(1)	10,810	290,332
Belden, Inc.	127	4,564
Brady Corp., Class A	690	23,784
Cooper Industries plc	4,300	270,255

12

Shares/ Principal Amount	Value
Emerson Electric Co.	2,309	$125,956
Encore Wire Corp.	917	22,274
Franklin Electric Co., Inc.	191	8,500
Hubbell, Inc., Class B	4,928	326,036
LSI Industries, Inc.	989	7,437
Polypore International, Inc.(1)	3,259	213,627
Regal-Beloit Corp.	85	5,865
Rockwell Automation, Inc.	7,451	619,253
Schneider Electric SA	2,130	351,652
Thomas & Betts Corp.(1)	9,469	518,428
		2,787,963
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Benchmark Electronics, Inc.(1)	634	10,956
Cognex Corp.	1,038	36,631
Corning, Inc.	528	10,639
Electro Scientific Industries, Inc.(1)	825	14,850
FARO Technologies, Inc.(1)	128	5,729
IPG Photonics Corp.(1)	1,300	97,695
Jabil Circuit, Inc.	16,391	353,718
KEMET Corp.(1)	2,399	35,313
LeCroy Corp.(1)	806	10,430
Littelfuse, Inc.	914	54,840
Measurement Specialties, Inc.(1)	251	9,601
Methode Electronics, Inc.	684	8,181
Molex, Inc., Class A	9,511	217,231
MTS Systems Corp.	201	8,237
Murata Manufacturing Co. Ltd.	5,500	347,073
Nippon Electric Glass Co. Ltd.	2,000	28,343
Park Electrochemical Corp.	381	11,472
PC Connection, Inc.(1)	245	2,139
Plexus Corp.(1)	747	27,848
Rogers Corp.(1)	82	3,848
TE Connectivity Ltd.	9,486	349,369
Tech Data Corp.(1)	186	8,811
Trimble Navigation Ltd.(1)	6,000	262,140
Vishay Intertechnology, Inc.(1)	21,993	349,029
		2,264,123
ENERGY EQUIPMENT & SERVICES — 0.9%
Atwood Oceanics, Inc.(1)	3,400	147,356
Baker Hughes, Inc.	1,300	96,109
Basic Energy Services, Inc.(1)	1,006	27,363
Bristow Group, Inc.	209	9,603
Cal Dive International, Inc.(1)	1,855	12,076
Complete Production Services, Inc.(1)	1,356	45,006
Core Laboratories NV	4,990	512,423
Diamond Offshore Drilling, Inc.	1,510	111,242
FMC Technologies, Inc.(1)	3,082	137,550
Halliburton Co.	3,922	196,688
Helix Energy Solutions Group, Inc.(1)	635	11,125
Hornbeck Offshore Services, Inc.(1)	143	3,860
Key Energy Services, Inc.(1)	842	14,887
Matrix Service Co.(1)	490	6,551
National Oilwell Varco, Inc.	11,000	798,380
Petroleum Geo-Services ASA(1)	7,770	126,341
Pioneer Drilling Co.(1)	2,725	39,894
Saipem SpA	11,718	619,046
Schlumberger Ltd.	10,289	881,973
SEACOR Holdings, Inc.	3,502	349,044
Seadrill Ltd.	7,790	282,746
Technip SA	3,690	397,653
Tetra Technologies, Inc.(1)	1,344	18,332
Transocean Ltd.	5,100	353,481
Unit Corp.(1)	198	11,403
		5,210,132
FOOD & STAPLES RETAILING — 1.2%
Andersons, Inc. (The)	871	37,740
Casey’s General Stores, Inc.	221	9,160
Costco Wholesale Corp.	4,660	384,357
CVS Caremark Corp.	33,141	1,282,225
Jeronimo Martins SGPS SA	15,260	285,736
Kroger Co. (The)	24,500	608,090
Pantry, Inc. (The)(1)	857	15,829
PriceSmart, Inc.	937	43,711
Ruddick Corp.	159	6,988
SYSCO Corp.	27,362	881,330
Village Super Market, Inc., Class A	249	6,541
Walgreen Co.	27,493	1,199,520
Wal-Mart Stores, Inc.	20,464	1,130,022

13

Shares/ Principal Amount	Value
Weis Markets, Inc.	483	$19,402
Wesfarmers Ltd.	5,148	183,193
Whole Foods Market, Inc.	12,317	753,308
Winn-Dixie Stores, Inc.(1)	3,297	30,036
		6,877,188
FOOD PRODUCTS — 1.0%
B&G Foods, Inc.	1,076	19,949
Campbell Soup Co.	2,931	101,852
ConAgra Foods, Inc.	6,419	163,235
Danone SA	6,092	447,029
Dole Food Co., Inc.(1)	676	9,065
Farmer Bros. Co.	453	4,639
General Mills, Inc.	15,369	611,225
Green Mountain Coffee Roasters, Inc.(1)	800	65,896
H.J. Heinz Co.	12,825	704,349
Hershey Co. (The)	9,888	551,058
Hormel Foods Corp.	1,148	33,671
J&J Snack Foods Corp.	168	8,655
J.M. Smucker Co. (The)	1,900	150,632
Kellogg Co.	12,498	712,261
Kraft Foods, Inc., Class A	22,700	793,819
Mead Johnson Nutrition Co.	4,874	330,409
Nestle SA	3,400	218,393
Omega Protein Corp.(1)	788	10,220
Ralcorp Holdings, Inc.(1)	3,364	295,830
Sanderson Farms, Inc.	164	7,201
Sara Lee Corp.	4,902	95,834
Seneca Foods Corp., Class A(1)	188	5,157
Smithfield Foods, Inc.(1)	4,961	103,933
TreeHouse Foods, Inc.(1)	177	10,785
Tyson Foods, Inc., Class A	23,339	443,908
		5,899,005
GAS UTILITIES — 0.1%
AGL Resources, Inc.	6,534	268,613
Atmos Energy Corp.	212	7,070
Chesapeake Utilities Corp.	338	13,669
WGL Holdings, Inc.	660	25,905
		315,257
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Abaxis, Inc.(1)	188	5,852
Align Technology, Inc.(1)	438	10,731
American Medical Systems Holdings, Inc.(1)	511	15,299
Arthrocare Corp.(1)	214	7,329
Boston Scientific Corp.(1)	47,614	341,869
C.R. Bard, Inc.	3,000	335,340
CareFusion Corp.(1)	9,198	266,558
Cie Generale d’Optique Essilor International SA	2,730	221,848
Cooper Cos., Inc. (The)	2,894	216,790
Covidien plc	6,922	380,710
Cutera, Inc.(1)	703	6,425
Cyberonics, Inc.(1)	218	7,118
DENTSPLY International, Inc.	1,492	58,546
DexCom, Inc.(1)	466	7,349
Edwards Lifesciences Corp.(1)	2,762	245,072
Gen-Probe, Inc.(1)	1,124	91,932
Haemonetics Corp.(1)	191	12,917
HeartWare International, Inc.(1)	77	5,609
Hologic, Inc.(1)	7,925	170,388
ICU Medical, Inc.(1)	204	8,845
Immucor, Inc.(1)	499	10,444
Insulet Corp.(1)	341	7,188
Integra LifeSciences Holdings Corp.(1)	159	8,155
Intuitive Surgical, Inc.(1)	341	119,009
Masimo Corp.	386	11,858
Medtronic, Inc.	18,798	765,079
Meridian Bioscience, Inc.	313	7,468
Mettler-Toledo International, Inc.(1)	1,700	284,529
Neogen Corp.(1)	171	7,668
NuVasive, Inc.(1)	317	10,711
Sirona Dental Systems, Inc.(1)	234	12,650
St. Jude Medical, Inc.	3,807	192,901
STERIS Corp.	407	14,689
Symmetry Medical, Inc.(1)	4,594	46,951
Utah Medical Products, Inc.	279	7,765
Varian Medical Systems, Inc.(1)	3,400	229,636
Volcano Corp.(1)	399	12,541
West Pharmaceutical Services, Inc.	240	11,155
Young Innovations, Inc.	1,096	31,335
Zimmer Holdings, Inc.(1)	15,233	1,032,188
Zoll Medical Corp.(1)	157	9,547
		5,249,994

14

Shares/ Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Aetna, Inc.	7,700	$336,336
Alliance HealthCare Services, Inc.(1)	2,456	10,634
Amedisys, Inc.(1)	230	7,199
AMERIGROUP Corp.(1)	926	65,663
Amsurg Corp.(1)	256	6,633
Assisted Living Concepts, Inc., Class A	195	6,542
Bio-Reference Labs, Inc.(1)	201	5,011
Cardinal Health, Inc.	4,550	206,661
Catalyst Health Solutions, Inc.(1)	295	18,004
Centene Corp.(1)	302	10,509
Chemed Corp.	262	17,703
CIGNA Corp.	3,274	163,340
Express Scripts, Inc.(1)	11,094	660,759
Fresenius Medical Care AG & Co. KGaA	5,407	392,488
HealthSouth Corp.(1)	639	17,937
Healthspring, Inc.(1)	342	14,997
HMS Holdings Corp.(1)	199	15,534
Humana, Inc.(1)	7,247	583,601
Kindred Healthcare, Inc.(1)	316	7,755
Landauer, Inc.	83	4,957
LifePoint Hospitals, Inc.(1)	9,364	393,288
Lincare Holdings, Inc.	441	13,371
Magellan Health Services, Inc.(1)	2,297	121,603
MWI Veterinary Supply, Inc.(1)	95	8,008
National Healthcare Corp.	495	23,592
Owens & Minor, Inc.	1,108	38,337
Patterson Cos., Inc.	9,908	342,668
PSS World Medical, Inc.(1)	418	12,214
Quest Diagnostics, Inc.	6,864	400,995
Select Medical Holdings Corp.(1)	8,658	82,251
Sun Healthcare Group, Inc.(1)	347	3,459
U.S. Physical Therapy, Inc.	415	10,682
UnitedHealth Group, Inc.	12,827	627,882
VCA Antech, Inc.(1)	350	8,557
WellCare Health Plans, Inc.(1)	3,621	178,334
WellPoint, Inc.	5,800	453,386
		5,270,890
HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	236	10,566
MedAssets, Inc.(1)	346	5,034
Quality Systems, Inc.	137	11,793
SXC Health Solutions Corp.(1)	10,100	595,294
		622,687
HOTELS, RESTAURANTS & LEISURE — 0.7%
Accor SA	7,434	341,539
Bally Technologies, Inc.(1)	354	13,951
Bob Evans Farms, Inc.	273	8,559
Brinker International, Inc.	2,051	52,875
Buffalo Wild Wings, Inc.(1)	97	6,076
Carnival plc	6,642	267,596
CEC Entertainment, Inc.	11,716	476,724
Chipotle Mexican Grill, Inc.(1)	1,276	368,853
Compass Group plc	10,930	106,644
Genting Singapore plc(1)	56,000	90,392
Hyatt Hotels Corp., Class A(1)	1,017	45,338
International Speedway Corp., Class A	4,984	142,592
Jack in the Box, Inc.(1)	974	21,633
Marriott International, Inc., Class A	3,700	139,897
McDonald’s Corp.	6,511	530,907
Orient-Express Hotels Ltd., Class A(1)	527	6,161
Panera Bread Co., Class A(1)	2,100	262,563
Papa John’s International, Inc.(1)	531	17,592
Red Robin Gourmet Burgers, Inc.(1)	169	6,202
Royal Caribbean Cruises Ltd.(1)	3,800	148,200
Ruby Tuesday, Inc.(1)	810	8,586
Speedway Motorsports, Inc.	5,278	76,425
Starbucks Corp.	6,279	231,004
Starwood Hotels & Resorts Worldwide, Inc.	8,653	527,660
Vail Resorts, Inc.(1)	234	11,384
Whitbread plc	6,160	165,485
WMS Industries, Inc.(1)	256	8,054
Wyndham Worldwide Corp.	2,800	97,468
		4,180,360

15

Shares/ Principal Amount	Value
HOUSEHOLD DURABLES — 0.1%
CSS Industries, Inc.	359	$6,616
Ethan Allen Interiors, Inc.	256	5,957
Furniture Brands International, Inc.(1)	1,922	9,206
Helen of Troy Ltd.(1)	176	5,701
M.D.C. Holdings, Inc.	261	7,034
Tempur-Pedic International, Inc.(1)	1,624	105,625
Whirlpool Corp.	6,322	529,784
		669,923
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	4,611	387,785
Clorox Co.	5,751	405,331
Colgate-Palmolive Co.	476	41,664
Energizer Holdings, Inc.(1)	4,393	338,481
Kimberly-Clark Corp.	12,515	854,775
Procter & Gamble Co. (The)	39,772	2,664,724
Reckitt Benckiser Group plc	8,477	481,215
Unicharm Corp.	6,900	279,192
		5,453,167
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The)(1)	14,403	186,663
NRG Energy, Inc.(1)	4,900	121,324
		307,987
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	4,152	391,866
General Electric Co.	163,328	3,207,762
Koninklijke Philips Electronics NV	24,476	679,664
Raven Industries, Inc.	703	39,368
Seaboard Corp.	3	6,930
Siemens AG	3,770	504,506
Tredegar Corp.	299	5,797
Tyco International Ltd.	16,675	822,911
		5,658,804
INSURANCE — 2.1%
ACE Ltd.	9,864	678,840
Admiral Group plc	9,627	273,214
Aflac, Inc.	3,463	165,497
AIA Group Ltd.(1)	45,200	159,668
Allianz SE	2,170	300,057
Allied World Assurance Co. Holdings Ltd.	4,596	278,610
Allstate Corp. (The)	30,746	964,809
Alterra Capital Holdings Ltd.	699	15,902
American Equity Investment Life Holding Co.	449	5,833
American Financial Group, Inc.	9,298	330,637
American International Group, Inc.(1)	9,200	262,200
AMERISAFE, Inc.(1)	900	20,826
Amtrust Financial Services, Inc.	1,088	24,730
Aon Corp.	6,702	349,509
Aspen Insurance Holdings Ltd.	792	21,273
Baldwin & Lyons, Inc., Class B	405	9,189
Berkshire Hathaway, Inc., Class B(1)	9,597	758,835
Chubb Corp. (The)	17,703	1,161,140
Hanover Insurance Group, Inc. (The)	227	9,321
HCC Insurance Holdings, Inc.	15,226	503,828
Hiscox Ltd.	33,420	232,364
Horace Mann Educators Corp.	153	2,497
Loews Corp.	14,800	621,896
Marsh & McLennan Cos., Inc.	12,272	376,382
MetLife, Inc.	6,100	269,010
Platinum Underwriters Holdings Ltd.	349	11,915
Primerica, Inc.	6,246	134,102
Principal Financial Group, Inc.	25,121	785,534
ProAssurance Corp.(1)	206	14,484
Prudential Financial, Inc.	9,414	600,425
Symetra Financial Corp.	10,992	147,513
Torchmark Corp.	7,033	466,288
Transatlantic Holdings, Inc.	9,836	457,767
Travelers Cos., Inc. (The)	25,860	1,605,389
United Fire & Casualty Co.	355	6,731
Unum Group	11,050	290,725
		12,316,940
INTERNET & CATALOG RETAIL — 0.4%
Amazon.com, Inc.(1)	697	137,093
Expedia, Inc.	1,685	47,197
Netflix, Inc.(1)	3,338	903,931

16

Shares/ Principal Amount	Value
priceline.com, Inc.(1)	1,153	$594,014
Rakuten, Inc.	480	487,737
Shutterfly, Inc.(1)	144	8,729
		2,178,701
INTERNET SOFTWARE & SERVICES — 0.4%
Ancestry.com, Inc.(1)	456	18,755
AOL, Inc.(1)	8,361	171,986
Dice Holdings, Inc.(1)	2,683	39,628
Google, Inc., Class A(1)	1,770	936,365
Internap Network Services Corp.(1)	2,611	21,541
j2 Global Communications, Inc.(1)	233	6,755
Keynote Systems, Inc.	1,353	28,724
KIT Digital, Inc.(1)	437	5,353
Liquidity Services, Inc.(1)	336	7,042
MercadoLibre, Inc.	1,483	130,682
Rackspace Hosting, Inc.(1)	652	28,688
RealNetworks, Inc.(1)	2,082	7,787
Travelzoo, Inc.(1)	238	17,883
ValueClick, Inc.(1)	1,753	31,642
VeriSign, Inc.	9,600	336,192
Vocus, Inc.(1)	1,245	33,914
Yahoo Japan Corp.	695	230,445
Zix Corp.(1)	1,336	5,090
		2,058,472
IT SERVICES — 1.1%
Accenture plc, Class A	21,347	1,225,104
Alliance Data Systems Corp.(1)	2,500	234,825
Automatic Data Processing, Inc.	6,338	349,287
Booz Allen Hamilton Holding Corp.(1)	10,300	185,297
Cass Information Systems, Inc.	109	4,344
Cognizant Technology Solutions Corp., Class A(1)	3,100	235,724
Computer Sciences Corp.	4,821	192,310
DST Systems, Inc.	532	26,744
Euronet Worldwide, Inc.(1)	505	8,731
ExlService Holdings, Inc.(1)	269	6,316
Fiserv, Inc.(1)	4,500	290,340
Global Payments, Inc.	2,561	133,070
Heartland Payment Systems, Inc.	957	18,202
International Business Machines Corp.	12,299	2,077,670
ManTech International Corp., Class A	197	8,869
MasterCard, Inc., Class A	826	237,103
MAXIMUS, Inc.	230	19,274
NeuStar, Inc., Class A(1)	488	13,059
Teradata Corp.(1)	3,600	200,844
Total System Services, Inc.	1,492	27,751
VeriFone Systems, Inc.(1)	3,500	168,455
Visa, Inc., Class A	5,548	449,721
		6,113,040
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc.(1)	540	7,749
Mattel, Inc.	7,136	188,354
Polaris Industries, Inc.	3,685	406,640
		602,743
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Bruker Corp.(1)	1,934	38,138
Illumina, Inc.(1)	4,400	317,152
Luminex Corp.(1)	307	6,407
PAREXEL International Corp.(1)	418	10,521
Pharmaceutical Product Development, Inc.	247	7,126
Sequenom, Inc.(1)	742	5,884
Thermo Fisher Scientific, Inc.(1)	1,708	111,789
Waters Corp.(1)	2,600	256,256
		753,273
MACHINERY — 1.4%
3D Systems Corp.(1)	464	9,275
Actuant Corp., Class A	208	5,229
AGCO Corp.(1)	7,500	387,525
Alfa Laval AB	16,890	373,081
Altra Holdings, Inc.(1)	486	12,806
Atlas Copco AB A Shares	13,820	365,514
Atlas Copco AB Redemption Shares(1)	13,820	11,152
Barnes Group, Inc.	179	4,316
Blount International, Inc.(1)	877	14,865
Briggs & Stratton Corp.	378	7,881
Cascade Corp.	306	12,433
Caterpillar, Inc.	6,254	661,673
CIRCOR International, Inc.	102	4,520
CNH Global NV(1)	4,910	207,791
Commercial Vehicle Group, Inc.(1)	251	3,885
Cummins, Inc.	2,500	263,100

17

Shares/ Principal Amount	Value
Deere & Co.	3,424	$294,738
Douglas Dynamics, Inc.	434	6,723
Dover Corp.	8,651	581,607
Eaton Corp.	8,933	461,568
EnPro Industries, Inc.(1)	286	13,036
FANUC CORP.	2,200	338,186
FreightCar America, Inc.(1)	163	4,507
Graham Corp.	172	3,923
Harsco Corp.	3,700	123,987
Illinois Tool Works, Inc.	6,025	345,353
Ingersoll-Rand plc	9,300	464,070
Joy Global, Inc.	5,074	454,884
Kadant, Inc.(1)	384	11,297
Kaydon Corp.	12,920	469,900
Komatsu Ltd.	12,000	359,142
Lincoln Electric Holdings, Inc.	88	6,569
Lindsay Corp.	815	54,670
Manitowoc Co., Inc. (The)	6,300	113,526
Middleby Corp.(1)	264	22,717
Mueller Industries, Inc.	398	14,798
Mueller Water Products, Inc., Class A	2,028	8,193
NACCO Industries, Inc., Class A	94	9,193
NN, Inc.(1)	1,223	17,746
Oshkosh Corp.(1)	632	17,506
Parker-Hannifin Corp.	2,122	188,540
Robbins & Myers, Inc.	1,018	44,853
Sauer-Danfoss, Inc.(1)	3,815	203,721
Stanley Black & Decker, Inc.	2,143	158,325
Timken Co.	2,656	137,103
Titan International, Inc.	9,707	266,845
Trinity Industries, Inc.	3,900	134,121
Twin Disc, Inc.	207	6,906
Volvo AB B Shares	15,550	281,645
Wabash National Corp.(1)	1,853	17,919
WABCO Holdings, Inc.(1)	4,190	287,225
		8,270,088
MARINE(2)
Alexander & Baldwin, Inc.	124	6,072
Diana Shipping, Inc.(1)	2,091	24,026
Genco Shipping & Trading Ltd.(1)	728	5,795
Kuehne + Nagel International AG	1,070	168,600
		204,493
MEDIA — 1.2%
CBS Corp., Class B	22,400	626,080
Comcast Corp., Class A	65,006	1,640,751
DirecTV, Class A(1)	6,464	324,881
DISH Network Corp., Class A(1)	279	8,448
E.W. Scripps Co. (The), Class A(1)	2,317	19,880
Entercom Communications Corp., Class A(1)	1,097	10,169
Entravision Communications Corp., Class A(1)	4,836	10,011
Eutelsat Communications SA	3,920	174,291
Gannett Co., Inc.	887	12,649
Harte-Hanks, Inc.	569	4,666
Imax Corp.(1)	8,700	323,727
Interpublic Group of Cos., Inc. (The)	17,314	206,556
JCDecaux SA(1)	6,980	224,690
Journal Communications, Inc., Class A(1)	1,031	5,557
Kabel Deutschland Holding AG(1)	4,009	273,849
Knology, Inc.(1)	399	6,228
LIN TV Corp., Class A(1)	2,637	12,499
MDC Partners, Inc., Class A	1,313	24,120
Omnicom Group, Inc.	1,923	89,939
Publicis Groupe SA	5,550	306,255
Scripps Networks Interactive, Inc., Class A	3,894	196,374
Sinclair Broadcast Group, Inc., Class A	2,021	19,442
Time Warner Cable, Inc.	5,900	455,598
Time Warner, Inc.	34,630	1,261,571
Viacom, Inc., Class B	8,400	423,444
Walt Disney Co. (The)	3,649	151,908
		6,813,583
METALS & MINING — 1.0%
Allied Nevada Gold Corp.(1)	850	31,518
Antofagasta plc	9,190	201,246
BHP Billiton Ltd.	12,810	610,904
Century Aluminum Co.(1)	389	6,278
Cliffs Natural Resources, Inc.	6,814	618,030
Coeur d’Alene Mines Corp.(1)	477	13,151

18

Shares/ Principal Amount	Value
Commercial Metals Co.	649	$9,664
Freeport-McMoRan Copper & Gold, Inc.	16,881	871,735
Globe Specialty Metals, Inc.	1,480	33,537
Haynes International, Inc.	71	3,995
Hecla Mining Co.(1)	1,554	13,194
Iluka Resources Ltd.	12,360	207,450
Kaiser Aluminum Corp.	107	5,643
Materion Corp.(1)	732	29,038
Mesabi Trust	209	6,807
Newmont Mining Corp.	16,012	905,799
Nucor Corp.	7,600	321,784
Rio Tinto plc	5,450	381,330
Royal Gold, Inc.	106	6,574
RTI International Metals, Inc.(1)	351	13,384
Schnitzer Steel Industries, Inc., Class A	122	7,210
Thompson Creek Metals Co., Inc.(1)	1,041	11,305
ThyssenKrupp AG	6,770	322,447
Walter Energy, Inc.	2,831	352,601
Worthington Industries, Inc.	311	6,789
Xstrata plc	25,620	601,958
		5,593,371
MULTILINE RETAIL — 0.5%
Big Lots, Inc.(1)	605	20,213
Dillard’s, Inc., Class A	5,279	296,627
Dollar Tree, Inc.(1)	4,800	305,952
Fred’s, Inc., Class A	792	11,523
Kohl’s Corp.	12,090	643,672
Macy’s, Inc.	17,836	515,104
Target Corp.	17,582	870,836
		2,663,927
MULTI-UTILITIES — 0.4%
Ameren Corp.	7,005	208,119
Avista Corp.	381	9,498
Black Hills Corp.	354	10,981
Consolidated Edison, Inc.	4,424	234,738
DTE Energy Co.	386	19,925
Integrys Energy Group, Inc.	7,198	376,743
MDU Resources Group, Inc.	653	15,430
National Grid plc	20,790	214,525
NorthWestern Corp.	261	8,631
PG&E Corp.	25,221	1,094,087
Vectren Corp.	471	13,292
Wisconsin Energy Corp.	2,224	69,545
Xcel Energy, Inc.	11,793	291,759
		2,567,273
OFFICE ELECTRONICS(2)
Zebra Technologies Corp., Class A(1)	217	9,646
OIL, GAS & CONSUMABLE FUELS — 3.7%
Apache Corp.	5,300	660,380
Berry Petroleum Co., Class A	327	17,138
BG Group plc	31,240	726,691
Bill Barrett Corp.(1)	371	16,535
Brigham Exploration Co.(1)	8,100	252,234
Canadian Natural Resources Ltd.	1,981	86,391
Chevron Corp.	36,457	3,824,704
Concho Resources, Inc.(1)	3,800	359,518
ConocoPhillips	28,664	2,098,778
Crosstex Energy LP	1,330	24,379
Devon Energy Corp.	2,682	225,476
DHT Holdings, Inc.	1,366	5,464
EQT Corp.	11,408	618,085
Exxon Mobil Corp.	57,676	4,814,216
Forest Oil Corp.(1)	365	10,914
Goodrich Petroleum Corp.(1)	863	17,648
Gulfport Energy Corp.(1)	661	19,559
Imperial Oil Ltd.	19,485	967,764
James River Coal Co.(1)	378	8,286
Marathon Oil Corp.	5,127	277,730
Murphy Oil Corp.	14,485	997,872
Noble Energy, Inc.	1,014	94,505
Nordic American Tanker Shipping	1,005	23,477
Occidental Petroleum Corp.	13,159	1,419,198
Overseas Shipholding Group, Inc.	1,655	45,198
Patriot Coal Corp.(1)	731	16,908
Penn Virginia Corp.	1,611	23,504
Petroleum Development Corp.(1)	489	17,775
Rosetta Resources, Inc.(1)	47	2,310
Royal Dutch Shell plc, Class A	17,753	632,832
SandRidge Energy, Inc.(1)	22,300	252,436
Southwestern Energy Co.(1)	7,198	315,056

19

Shares/ Principal Amount	Value
Spectra Energy Partners LP	6,448	$206,336
Statoil ASA	10,910	288,179
Stone Energy Corp.(1)	561	18,098
Swift Energy Co.(1)	649	25,460
Total SA ADR	8,300	477,997
Tullow Oil plc	7,800	173,806
Ultra Petroleum Corp.(1)	2,775	134,921
Valero Energy Corp.	23,083	634,782
W&T Offshore, Inc.	2,147	55,607
Western Refining, Inc.(1)	2,000	34,860
Whiting Petroleum Corp.(1)	2,400	161,040
Williams Partners LP	3,812	201,731
		21,285,778
PAPER & FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	1,556	39,632
Domtar Corp.	4,048	414,839
International Paper Co.	11,400	355,908
KapStone Paper and Packaging Corp.(1)	2,567	42,227
MeadWestvaco Corp.	2,711	92,228
P.H. Glatfelter Co.	391	6,025
		950,859
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,669	273,599
Herbalife Ltd.	6,990	393,397
Nu Skin Enterprises, Inc., Class A	738	28,849
Prestige Brands Holdings, Inc.(1)	707	9,127
		704,972
PHARMACEUTICALS — 2.2%
Abbott Laboratories	28,073	1,466,814
Allergan, Inc.	3,488	288,562
Auxilium Pharmaceuticals, Inc.(1)	322	7,210
Bristol-Myers Squibb Co.	6,236	179,347
Eli Lilly & Co.	18,315	704,761
Impax Laboratories, Inc.(1)	809	21,722
Johnson & Johnson	49,928	3,359,655
Medicis Pharmaceutical Corp., Class A	485	18,173
Merck & Co., Inc.	49,337	1,813,135
Nektar Therapeutics(1)	844	8,170
Novartis AG	9,660	624,701
Novo Nordisk A/S B Shares	4,977	624,817
Pfizer, Inc.	118,935	2,551,156
Questcor Pharmaceuticals, Inc.(1)	422	9,736
Roche Holding AG	1,582	278,458
Salix Pharmaceuticals Ltd.(1)	409	16,372
Shire plc	10,900	344,825
Teva Pharmaceutical Industries Ltd. ADR	4,573	232,766
ViroPharma, Inc.(1)	927	17,938
VIVUS, Inc.(1)	682	5,981
		12,574,299
PROFESSIONAL SERVICES — 0.2%
Adecco SA(1)	2,690	183,940
Capita Group plc (The)	20,957	254,129
CDI Corp.	735	10,327
Heidrick & Struggles International, Inc.	802	16,802
Intertek Group plc	7,540	254,461
Kelly Services, Inc., Class A(1)	1,471	25,934
Kforce, Inc.(1)	706	9,524
Korn/Ferry International(1)	549	11,726
Mistras Group, Inc.(1)	684	11,908
SFN Group, Inc.(1)	1,352	14,047
SGS SA	170	338,163
		1,130,961
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	3,146	259,671
AMB Property Corp.	5,832	215,726
American Campus Communities, Inc.	5,412	191,260
American Capital Agency Corp.	356	10,812
Annaly Capital Management, Inc.	15,566	282,212
Ashford Hospitality Trust, Inc.	2,520	35,960
Associated Estates Realty Corp.	939	15,832
AvalonBay Communities, Inc.	3,606	479,850
Boston Properties, Inc.	6,433	697,016
BRE Properties, Inc.	4,507	229,947
Camden Property Trust	4,097	263,355
Campus Crest Communities, Inc.	776	9,933
Capstead Mortgage Corp.	9,614	127,578

20

Shares/ Principal Amount	Value
CBL & Associates Properties, Inc.	470	$9,043
Chimera Investment Corp.	4,906	19,182
Colonial Properties Trust	5,500	116,050
CommonWealth REIT	246	6,421
Corporate Office Properties Trust	3,022	107,039
CreXus Investment Corp.	591	6,684
DCT Industrial Trust, Inc.	1,673	9,469
Developers Diversified Realty Corp.	9,860	142,871
Digital Realty Trust, Inc.	4,537	282,973
Douglas Emmett, Inc.	8,700	183,135
Duke Realty Corp.	619	9,310
DuPont Fabros Technology, Inc.	2,267	59,259
Equity Residential	11,100	686,313
Essex Property Trust, Inc.	1,802	247,973
Extra Space Storage, Inc.	10,602	230,699
Federal Realty Investment Trust	2,186	191,494
First Industrial Realty Trust, Inc.(1)	5,943	74,763
First Potomac Realty Trust	654	10,974
General Growth Properties, Inc.	28,874	475,843
Getty Realty Corp.	295	7,655
Glimcher Realty Trust	6,748	69,100
Government Properties Income Trust	21,005	556,212
Hatteras Financial Corp.	570	16,650
HCP, Inc.	12,718	482,521
Health Care REIT, Inc.	6,540	347,863
Healthcare Realty Trust, Inc.	281	6,188
Highwoods Properties, Inc.	375	13,530
Host Hotels & Resorts, Inc.	21,146	371,747
Inland Real Estate Corp.	589	5,378
Kilroy Realty Corp.	3,385	140,376
Kimco Realty Corp.	14,650	285,821
LaSalle Hotel Properties	1,700	47,566
Lexington Realty Trust	1,006	9,497
Liberty Property Trust	5,700	205,542
Macerich Co. (The)	3,264	177,464
Mack-Cali Realty Corp.	194	6,860
Medical Properties Trust, Inc.	3,318	41,010
MFA Financial, Inc.	2,024	16,678
National Health Investors, Inc.	2,744	129,297
National Retail Properties, Inc.	597	15,391
Nationwide Health Properties, Inc.	2,878	126,056
Omega Healthcare Investors, Inc.	372	7,920
Piedmont Office Realty Trust, Inc., Class A	27,993	575,536
Post Properties, Inc.	3,649	153,623
ProLogis	20,148	333,651
PS Business Parks, Inc.	163	9,371
Public Storage	5,100	603,534
Rayonier, Inc.	5,388	357,709
RLJ Lodging Trust(1)	549	10,019
Sabra Health Care REIT, Inc.	387	6,738
Saul Centers, Inc.	111	4,431
Simon Property Group, Inc.	10,917	1,288,861
SL Green Realty Corp.	3,998	359,860
Sovran Self Storage, Inc.	326	13,679
Strategic Hotels & Resorts, Inc.(1)	12,451	83,297
Taubman Centers, Inc.	4,176	252,940
UDR, Inc.	6,826	177,886
Urstadt Biddle Properties, Inc., Class A	334	6,399
Ventas, Inc.	5,020	283,128
Vornado Realty Trust	6,118	601,889
Washington Real Estate Investment Trust	342	11,809
Weyerhaeuser Co.	8,317	179,148
Winthrop Realty Trust	709	8,699
		14,097,176
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CB Richard Ellis Group, Inc., Class A(1)	21,975	580,799
Forest City Enterprises, Inc., Class A(1)	5,639	108,099
Jones Lang LaSalle, Inc.	3,011	292,519
Sumitomo Realty & Development Co. Ltd.	9,000	192,154
		1,173,571
ROAD & RAIL — 0.2%
Arkansas Best Corp.	284	6,955
Canadian National Railway Co.	2,850	222,888
CSX Corp.	6,066	481,034
Kansas City Southern(1)	3,800	223,782
Norfolk Southern Corp.	1,698	124,480

21

Shares/ Principal Amount	Value
Old Dominion Freight Line, Inc.(1)	204	$7,615
Union Pacific Corp.	1,763	185,062
Werner Enterprises, Inc.	486	12,189
		1,264,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Altera Corp.	10,310	495,808
Amtech Systems, Inc.(1)	781	17,088
Applied Materials, Inc.	54,796	755,089
ARM Holdings plc	80,450	762,170
ASML Holding NV	3,540	138,154
Atmel Corp.(1)	10,200	153,204
Cavium Networks, Inc.(1)	6,333	281,692
CEVA, Inc.(1)	651	22,349
Cirrus Logic, Inc.(1)	409	6,728
Cree, Inc.(1)	2,285	100,289
Cymer, Inc.(1)	135	6,462
Cypress Semiconductor Corp.(1)	8,700	203,754
Entegris, Inc.(1)	2,580	23,684
Formfactor, Inc.(1)	613	6,075
FSI International, Inc.(1)	2,196	9,684
GT Solar International, Inc.(1)	2,083	26,579
Integrated Device Technology, Inc.(1)	783	6,569
Intel Corp.	68,061	1,532,053
Intersil Corp., Class A	596	8,553
Lattice Semiconductor Corp.(1)	862	5,681
Linear Technology Corp.	5,849	202,317
LSI Corp.(1)	14,454	108,260
Marvell Technology Group Ltd.(1)	12,600	204,624
Micron Technology, Inc.(1)	15,381	156,886
MKS Instruments, Inc.	221	5,812
National Semiconductor Corp.	979	24,015
Novellus Systems, Inc.(1)	359	13,021
NXP Semiconductor NV(1)	4,800	136,944
Photronics, Inc.(1)	2,693	27,038
RF Micro Devices, Inc.(1)	1,201	7,566
Semtech Corp.(1)	221	6,325
Silicon Image, Inc.(1)	1,215	9,210
Skyworks Solutions, Inc.(1)	6,184	157,507
Standard Microsystems Corp.(1)	646	17,326
Teradyne, Inc.(1)	34,725	555,947
Texas Instruments, Inc.	6,645	234,569
Ultratech, Inc.(1)	1,223	38,855
Veeco Instruments, Inc.(1)	2,381	137,122
Xilinx, Inc.	7,019	250,438
		6,855,447
SOFTWARE — 1.4%
ACI Worldwide, Inc.(1)	701	22,691
Activision Blizzard, Inc.	23,400	280,566
Allot Communications Ltd.(1)	860	13,313
Ariba, Inc.(1)	4,512	151,333
Autodesk, Inc.(1)	3,200	137,536
Cadence Design Systems, Inc.(1)	26,569	284,023
Callidus Software, Inc.(1)	1,583	9,324
Check Point Software Technologies Ltd.(1)	3,500	192,220
Citrix Systems, Inc.(1)	6,687	585,915
CommVault Systems, Inc.(1)	920	38,033
Compuware Corp.(1)	640	6,522
DemandTec, Inc.(1)	450	4,473
Electronic Arts, Inc.(1)	8,153	199,015
Fortinet, Inc.(1)	347	16,826
Glu Mobile, Inc.(1)	2,642	13,448
Informatica Corp.(1)	2,300	134,918
Interactive Intelligence, Inc.(1)	687	24,945
Intuit, Inc.(1)	5,805	313,296
JDA Software Group, Inc.(1)	274	9,050
Kenexa Corp.(1)	1,814	57,359
Lawson Software, Inc.(1)	187	2,081
Majesco Entertainment Co.(1)	3,133	9,430
Microsoft Corp.	101,952	2,549,820
Motricity, Inc.(1)	1,488	13,853
Opnet Technologies, Inc.	366	14,336
Oracle Corp.	40,388	1,382,077
Progress Software Corp.(1)	587	15,890
PROS Holdings, Inc.(1)	960	16,128
Quest Software, Inc.(1)	1,910	43,347
Red Hat, Inc.(1)	4,069	177,408
S1 Corp.(1)	2,500	18,200
salesforce.com, inc.(1)	3,592	546,918
SAP AG	5,940	369,618

22

Shares/ Principal Amount	Value
Solera Holdings, Inc.	2,104	$124,325
Symantec Corp.(1)	7,208	140,916
Taleo Corp., Class A(1)	474	17,694
TIBCO Software, Inc.(1)	986	27,697
VASCO Data Security International, Inc.(1)	1,732	20,680
VMware, Inc., Class A(1)	2,210	215,077
Websense, Inc.(1)	1,350	33,548
		8,233,849
SPECIALTY RETAIL — 0.9%
Aeropostale, Inc.(1)	423	7,995
American Eagle Outfitters, Inc.	638	8,460
Ascena Retail Group, Inc.(1)	249	8,332
AutoZone, Inc.(1)	1,310	385,140
Bed Bath & Beyond, Inc.(1)	4,779	257,540
Best Buy Co., Inc.	6,158	195,578
Brown Shoe Co., Inc.	861	8,877
Cabela’s, Inc.(1)	538	13,213
Cato Corp. (The), Class A	408	11,106
Charming Shoppes, Inc.(1)	3,250	13,455
Christopher & Banks Corp.	1,541	9,231
Coldwater Creek, Inc.(1)	2,258	4,245
Collective Brands, Inc.(1)	809	12,620
Finish Line, Inc. (The), Class A	266	6,134
Genesco, Inc.(1)	319	14,352
Group 1 Automotive, Inc.	71	2,750
Home Depot, Inc. (The)	12,481	452,811
Inditex SA	2,750	250,181
Limited Brands, Inc.	6,762	270,209
Lithia Motors, Inc., Class A	2,850	51,015
Lowe’s Cos., Inc.	29,378	709,185
Men’s Wearhouse, Inc. (The)	390	13,428
Nitori Holdings Co. Ltd.	3,500	305,389
O’Reilly Automotive, Inc.(1)	4,700	282,517
PEP Boys-Manny Moe & Jack	319	4,530
PetSmart, Inc.	7,205	326,386
RadioShack Corp.	1,327	20,914
Stage Stores, Inc.	381	6,873
Staples, Inc.	29,650	498,713
Tractor Supply Co.	691	43,644
Ulta Salon Cosmetics & Fragrance, Inc.(1)	3,600	201,528
Williams-Sonoma, Inc.	19,010	744,241
		5,140,592
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
adidas AG	1,790	134,845
Burberry Group plc	20,569	447,270
Crocs, Inc.(1)	720	16,366
Culp, Inc.(1)	881	7,859
Deckers Outdoor Corp.(1)	423	38,535
Fossil, Inc.(1)	3,200	338,688
G-III Apparel Group Ltd.(1)	1,159	49,744
Hugo Boss AG Preference Shares	2,180	196,545
Iconix Brand Group, Inc.(1)	2,616	64,615
Jones Group, Inc. (The)	340	4,179
Lululemon Athletica, Inc.(1)	2,800	254,240
Oxford Industries, Inc.	449	17,040
Pandora A/S	2,010	68,634
Perry Ellis International, Inc.(1)	114	3,557
Swatch Group AG (The)(1)	780	388,691
True Religion Apparel, Inc.(1)	178	5,231
VF Corp.	5,849	582,970
		2,619,009
THRIFTS & MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	548	15,541
Brookline Bancorp., Inc.	709	6,190
Capitol Federal Financial, Inc.	21,028	251,285
First Financial Holdings, Inc.	804	8,040
First Financial Northwest, Inc.(1)	1,178	6,856
First Niagara Financial Group, Inc.	1,098	15,592
Flushing Financial Corp.	464	6,227
Hudson City Bancorp., Inc.	61,370	560,308
Kaiser Federal Financial Group, Inc.	621	7,725
Oritani Financial Corp.	607	7,600
People’s United Financial, Inc.	36,803	491,320
PMI Group, Inc. (The)(1)	1,847	2,678
Provident Financial Services, Inc.	795	11,360

23

Shares/ Principal Amount	Value
Radian Group, Inc.	879	$4,377
Washington Federal, Inc.	705	11,202
		1,406,301
TOBACCO — 0.3%
Altria Group, Inc.	16,600	465,796
British American Tobacco plc	8,277	372,009
Philip Morris International, Inc.	14,088	1,010,814
		1,848,619
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beacon Roofing Supply, Inc.(1)	5,155	112,946
CAI International, Inc.(1)	1,012	23,640
DXP Enterprises, Inc.(1)	262	6,786
Fastenal Co.	8,400	278,712
GATX Corp.	164	6,514
H&E Equipment Services, Inc.(1)	312	4,527
Kaman Corp.	177	6,386
Lawson Products, Inc.	498	9,387
Mitsubishi Corp.	14,200	359,387
RSC Holdings, Inc.(1)	441	5,896
Rush Enterprises, Inc., Class A(1)	875	17,474
Titan Machinery, Inc.(1)	1,334	35,738
United Rentals, Inc.(1)	1,467	40,108
WESCO International, Inc.(1)	3,100	172,360
Wolseley plc	5,240	177,708
		1,257,569
WATER UTILITIES(2)
Artesian Resources Corp., Class A	453	8,906
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
American Tower Corp., Class A(1)	4,252	235,901
Crown Castle International Corp.(1)	7,183	297,448
Rogers Communications, Inc., Class B	7,804	297,548
SBA Communications Corp., Class A(1)	5,996	235,583
SOFTBANK CORP.	9,800	381,050
Vodafone Group plc	151,190	420,929
		1,868,459
TOTAL COMMON STOCKS (Cost $196,466,902)		258,665,519
U.S. Treasury Securities — 17.0%
U.S. Treasury Bonds, 5.50%, 8/15/28(3)	$100,000	$121,219
U.S. Treasury Bonds, 5.375%, 2/15/31(3)	2,520,000	3,020,850
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	3,420,000	3,516,187
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	9,159,392	10,635,630
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	1,602,545	1,726,992
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(3)	510,220	549,563
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(3)	12,158,375	12,638,059
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(3)	3,145,069	3,296,180
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	17,409,840	18,852,959
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(3)	3,677,580	3,805,435
U.S. Treasury Notes, 0.75%, 5/31/12(3)	1,700,000	1,709,105
U.S. Treasury Notes, 1.375%, 9/15/12(3)	9,000,000	9,128,673
U.S. Treasury Notes, 1.375%, 10/15/12(3)	3,750,000	3,806,396
U.S. Treasury Notes, 0.50%, 11/30/12(3)	1,290,000	1,293,880
U.S. Treasury Notes, 1.375%, 1/15/13(3)	1,250,000	1,270,850
U.S. Treasury Notes, 1.375%, 5/15/13(3)	4,000,000	4,072,668
U.S. Treasury Notes, 1.25%, 3/15/14(3)	3,360,000	3,410,924
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,000,000	2,094,844
U.S. Treasury Notes, 3.00%, 8/31/16(3)	4,050,000	4,302,493
U.S. Treasury Notes, 2.625%, 4/30/18(3)	300,000	305,297
U.S. Treasury Notes, 2.625%, 8/15/20(3)	6,230,000	6,073,278

24

Shares/ Principal Amount	Value
U.S. Treasury Notes, 3.625%, 2/15/21(3)	$2,350,000	$2,471,540
TOTAL U.S. TREASURY SECURITIES (Cost $93,648,251)		98,103,022
U.S. Government Agency Mortgage-Backed Securities(4) — 9.2%
FHLMC, 6.50%, 12/1/12(3)	1,246	1,370
FHLMC, 7.00%, 6/1/14(3)	23,832	25,386
FHLMC, 6.50%, 6/1/16(3)	39,284	43,208
FHLMC, 4.50%, 1/1/19(3)	1,023,390	1,095,113
FHLMC, 5.00%, 1/1/21(3)	1,234,648	1,335,992
FHLMC, 5.00%, 4/1/21(3)	368,857	398,212
FHLMC, 8.00%, 7/1/30(3)	9,407	11,158
FHLMC, 6.50%, 5/1/31(3)	26,792	30,369
FHLMC, 5.50%, 12/1/33(3)	446,063	485,991
FHLMC, 5.50%, 1/1/38(3)	1,956,792	2,125,221
FHLMC, 6.00%, 11/1/38	2,054,784	2,262,791
FHLMC, 6.50%, 7/1/47(3)	65,339	73,359
FNMA, 6.50%, 2/1/12(3)	263	289
FNMA, 6.50%, 4/1/12(3)	1,861	2,046
FNMA, 6.50%, 5/1/12(3)	551	606
FNMA, 6.00%, 4/1/14(3)	15,789	17,245
FNMA, 7.50%, 6/1/15(3)	1,537	1,546
FNMA, 4.50%, 5/1/19(3)	500,206	535,105
FNMA, 4.50%, 5/1/19(3)	599,235	641,044
FNMA, 5.00%, 9/1/20(3)	914,262	987,879
FNMA, 7.00%, 6/1/26(3)	1,077	1,240
FNMA, 7.50%, 3/1/27(3)	15,046	17,554
FNMA, 6.50%, 6/1/29(3)	14,238	16,166
FNMA, 7.00%, 7/1/29(3)	13,471	15,552
FNMA, 7.00%, 7/1/29(3)	72,197	83,336
FNMA, 7.00%, 3/1/30(3)	26,109	30,142
FNMA, 7.50%, 8/1/30(3)	19,753	23,127
FNMA, 7.50%, 9/1/30(3)	11,890	13,901
FNMA, 6.50%, 9/1/31(3)	98,717	112,082
FNMA, 7.00%, 9/1/31(3)	22,816	26,345
FNMA, 6.50%, 1/1/32(3)	31,573	35,847
FNMA, 7.00%, 6/1/32(3)	268,427	309,475
FNMA, 5.50%, 6/1/33(3)	662,528	722,188
FNMA, 5.50%, 8/1/33(3)	1,625,587	1,771,970
FNMA, 5.50%, 9/1/33(3)	470,532	512,903
FNMA, 5.00%, 11/1/33(3)	2,396,942	2,568,075
FNMA, 5.50%, 1/1/34(3)	2,349,219	2,568,079
FNMA, 4.50%, 9/1/35(3)	1,776,732	1,859,166
FNMA, 5.00%, 2/1/36(3)	2,583,679	2,763,300
FNMA, 5.50%, 4/1/36(3)	488,737	531,984
FNMA, 5.00%, 10/1/36(3)	237,000	252,884
FNMA, 5.50%, 12/1/36(3)	1,427,014	1,551,948
FNMA, 5.50%, 1/1/37	5,524,900	6,013,778
FNMA, 5.50%, 2/1/37(3)	870,149	946,330
FNMA, 6.50%, 8/1/37(3)	848,464	951,274
FNMA, 4.00%, 1/1/41	1,672,355	1,689,895
FNMA, 4.50%, 1/1/41	1,986,167	2,068,388
FNMA, 4.50%, 2/1/41	2,090,286	2,174,203
FNMA, 6.50%, 6/1/47(3)	68,012	76,104
FNMA, 6.50%, 8/1/47(3)	185,485	207,555
FNMA, 6.50%, 8/1/47(3)	275,235	307,983
FNMA, 6.50%, 9/1/47(3)	22,877	25,599
FNMA, 6.50%, 9/1/47(3)	80,591	90,180
FNMA, 6.50%, 9/1/47(3)	125,116	140,003
FNMA, 6.50%, 9/1/47(3)	188,268	210,669
FNMA, 6.50%, 9/1/47(3)	359,751	402,556
GNMA, 7.00%, 1/15/24(3)	5,607	6,500
GNMA, 8.00%, 7/15/24(3)	6,373	7,522
GNMA, 8.00%, 9/15/24(3)	5,170	6,101
GNMA, 9.00%, 4/20/25(3)	2,164	2,599
GNMA, 7.00%, 9/15/25(3)	30,074	34,802
GNMA, 7.50%, 10/15/25(3)	10,308	12,040
GNMA, 7.50%, 2/15/26(3)	16,872	19,707
GNMA, 6.00%, 4/15/26(3)	3,116	3,495
GNMA, 8.25%, 7/15/26(3)	38,986	46,654
GNMA, 9.00%, 8/20/26(3)	417	498
GNMA, 7.00%, 12/15/27(3)	27,718	32,184
GNMA, 6.50%, 2/15/28(3)	2,274	2,592
GNMA, 6.50%, 2/15/28(3)	12,858	14,654
GNMA, 6.50%, 3/15/28(3)	12,114	13,807
GNMA, 6.50%, 4/15/28(3)	2,355	2,684
GNMA, 6.00%, 7/15/28(3)	12,583	14,135
GNMA, 6.00%, 10/15/28(3)	41,788	46,943
GNMA, 7.00%, 5/15/31(3)	21,338	24,855
GNMA, 5.50%, 11/15/32(3)	268,094	297,203
GNMA, 6.50%, 10/15/38(3)	3,509,908	4,003,522
GNMA, 4.00%, 1/20/41	4,961,344	5,075,559
GNMA, 4.50%, 5/20/41	2,300,000	2,430,649
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $49,583,777)		53,264,416

25

Shares/ Principal Amount	Value
Corporate Bonds — 8.8%
AEROSPACE & DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(3)		$100,000	$107,229
Lockheed Martin Corp., 4.25%, 11/15/19(3)		120,000	124,591
United Technologies Corp., 6.05%, 6/1/36(3)		41,000	47,589
			279,409
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)		20,000	25,571
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19		360,000	440,967
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(3)		50,000	50,833
PepsiCo, Inc., 4.875%, 11/1/40(3)		50,000	48,971
			566,342
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(3)		90,000	87,232
CAPITAL MARKETS — 1.0%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(3)		290,000	334,368
Credit Suisse (New York), 5.00%, 5/15/13(3)		530,000	568,830
Credit Suisse (New York), 5.50%, 5/1/14(3)		300,000	332,957
Credit Suisse (New York), 6.00%, 2/15/18(3)		90,000	99,201
Credit Suisse (New York), 5.30%, 8/13/19(3)		280,000	306,653
Deutsche Bank AG (London), 4.875%, 5/20/13(3)		360,000	385,720
Deutsche Bank AG (London), 3.875%, 8/18/14(3)		220,000	234,121
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(3)		460,000	461,788
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)		880,000	1,033,060
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(3)		80,000	81,131
Jefferies Group, Inc., 5.125%, 4/13/18		50,000	50,659
Jefferies Group, Inc., 8.50%, 7/15/19(3)		130,000	157,860
Morgan Stanley, 4.20%, 11/20/14(3)		250,000	262,448
Morgan Stanley, 6.625%, 4/1/18(3)		450,000	507,253
Morgan Stanley, 7.30%, 5/13/19(3)		370,000	426,738
Morgan Stanley, 5.75%, 1/25/21(3)		200,000	209,559
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)		100,000	101,851
UBS AG (Stamford Branch), 2.25%, 1/28/14(3)		60,000	60,791
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)		320,000	362,845
			5,977,833
CHEMICALS — 0.1%
Dow Chemical Co. (The), 5.90%, 2/15/15(3)		100,000	113,643
Dow Chemical Co. (The), 2.50%, 2/15/16(3)		150,000	149,075
			262,718
COMMERCIAL BANKS — 1.1%
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	200,000	295,723
Bank of Scotland plc, 3.25%, 1/25/13	EUR	95,000	137,891
Barclays Bank plc, 5.00%, 9/22/16(3)		$220,000	237,859
BB&T Corp., 5.70%, 4/30/14(3)		80,000	89,047
BB&T Corp., 3.20%, 3/15/16		160,000	163,448
BNP Paribas, 3.60%, 2/23/16(3)		110,000	112,600
BNP Paribas, 5.00%, 1/15/21(3)		60,000	61,317
Caja de Ahorros y Pensiones de Barcelona, 5.00%, 2/22/16	EUR	150,000	215,450
Fifth Third Bancorp., 6.25%, 5/1/13(3)		$130,000	141,365
HSBC Bank plc, 3.50%, 6/28/15(3)(5)		120,000	124,377
HSBC Bank plc, 3.10%, 5/24/16(3)(5)		80,000	80,324
HSBC Holdings plc, 5.10%, 4/5/21		90,000	93,832

26

Shares/ Principal Amount	Value
HSBC Holdings plc, 6.80%, 6/1/38(3)		$70,000	$77,793
Huntington Bancshares, Inc., 7.00%, 12/15/20(3)		30,000	34,643
Intesa Sanpaolo SpA, 5.00%, 1/27/21	EUR	200,000	298,414
Lloyds TSB Bank plc, 4.875%, 1/21/16(3)		$100,000	104,294
National Australia Bank Ltd., 2.25%, 4/11/14(5)		260,000	263,044
National Australia Bank Ltd., 2.75%, 9/28/15(3)(5)		100,000	100,473
PNC Bank N.A., 4.875%, 9/21/17(3)		530,000	574,392
PNC Bank N.A., 6.00%, 12/7/17(3)		340,000	385,801
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		180,000	182,747
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(3)		310,000	317,404
Royal Bank of Scotland plc (The), 4.875%, 1/20/17	EUR	155,000	223,239
SunTrust Bank, 7.25%, 3/15/18(3)		$130,000	152,370
SunTrust Banks, Inc., 3.60%, 4/15/16(3)		40,000	41,000
U.S. Bancorp., 3.44%, 2/1/16		100,000	102,103
Wachovia Bank N.A., 4.80%, 11/1/14(3)		444,000	481,913
Wachovia Bank N.A., 4.875%, 2/1/15(3)		169,000	183,210
Wells Fargo & Co., 4.375%, 1/31/13(3)		400,000	422,322
Wells Fargo & Co., 3.68%, 6/15/16(3)		120,000	124,843
Wells Fargo & Co., 4.60%, 4/1/21(3)		160,000	164,146
			5,987,384
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18(3)		50,000	50,680
Republic Services, Inc., 5.50%, 9/15/19(3)		240,000	265,031
Republic Services, Inc., 5.70%, 5/15/41(3)		80,000	81,153
Waste Management, Inc., 6.125%, 11/30/39(3)		150,000	162,613
			559,477
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(3)		220,000	238,531
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 5.55%, 10/17/12(3)		80,000	84,873
American Express Centurion Bank, 6.00%, 9/13/17(3)		250,000	287,073
American Express Co., 7.25%, 5/20/14(3)		180,000	207,262
American Honda Finance Corp., 2.375%, 3/18/13(3)(5)		170,000	173,467
American Honda Finance Corp., 2.50%, 9/21/15(3)(5)		210,000	211,490
Capital One Bank USA N.A., 8.80%, 7/15/19(3)		75,000	96,545
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(5)		60,000	61,464
SLM Corp., 6.25%, 1/25/16(3)		100,000	104,850
			1,227,024
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Bank of America Corp., 6.50%, 8/1/16(3)		400,000	453,018
Bank of America Corp., 5.75%, 12/1/17(3)		210,000	228,062
Bank of America Corp., 5.00%, 5/13/21(3)		110,000	110,011
Bank of America N.A., 5.30%, 3/15/17(3)		730,000	772,839
Citigroup, Inc., 6.00%, 12/13/13(3)		330,000	361,888
Citigroup, Inc., 6.01%, 1/15/15(3)		330,000	366,147
Citigroup, Inc., 4.75%, 5/19/15		70,000	75,170
Citigroup, Inc., 6.125%, 5/15/18(3)		570,000	636,782
Citigroup, Inc., 8.50%, 5/22/19(3)		140,000	176,080
GE Capital European Funding, 5.375%, 1/16/18	EUR	85,000	132,485
General Electric Capital Corp., 3.75%, 11/14/14(3)		$250,000	264,510
General Electric Capital Corp., 2.25%, 11/9/15(3)		170,000	167,863
General Electric Capital Corp., 5.625%, 9/15/17(3)		375,000	419,674

27

Shares/ Principal Amount	Value
General Electric Capital Corp., 4.375%, 9/16/20(3)	$350,000	$349,400
General Electric Capital Corp., 4.625%, 1/7/21(3)	130,000	132,170
General Electric Capital Corp., 5.30%, 2/11/21(3)	70,000	73,662
JPMorgan Chase & Co., 3.45%, 3/1/16	160,000	163,565
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	840,000	949,454
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)(5)	76,000	74,853
		5,907,633
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Alltel Corp., 7.875%, 7/1/32(3)	140,000	188,042
AT&T, Inc., 6.80%, 5/15/36(3)	40,000	45,181
AT&T, Inc., 6.55%, 2/15/39(3)	405,000	448,378
British Telecommunications plc, 5.95%, 1/15/18(3)	100,000	112,302
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	300,000	393,535
CenturyLink, Inc., 6.15%, 9/15/19(3)	120,000	127,358
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	100,000	120,152
Embarq Corp., 7.08%, 6/1/16(3)	120,000	136,227
France Telecom SA, 4.375%, 7/8/14(3)	360,000	392,382
Qwest Corp., 7.875%, 9/1/11(3)	130,000	131,950
Qwest Corp., 7.50%, 10/1/14(3)	130,000	148,200
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	280,000	306,535
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	100,000	112,146
Telecom Italia Capital SA, 7.175%, 6/18/19(3)	60,000	68,225
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	340,000	367,273
Telefonica Emisiones SAU, 5.46%, 2/16/21	130,000	135,303
		3,233,189
ELECTRIC UTILITIES — 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	141,000	156,662
Carolina Power & Light Co., 5.25%, 12/15/15(3)	287,000	325,724
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	127,000	139,410
Duke Energy Corp., 6.30%, 2/1/14(3)	100,000	112,258
Duke Energy Corp., 3.95%, 9/15/14(3)	160,000	170,668
Edison International, 3.75%, 9/15/17(3)	110,000	111,145
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	370,000	407,649
Florida Power Corp., 6.35%, 9/15/37(3)	270,000	318,536
Southern California Edison Co., 5.625%, 2/1/36(3)	100,000	107,902
		1,849,954
ENERGY EQUIPMENT & SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(3)	90,000	91,868
Transocean, Inc., 6.50%, 11/15/20(3)	80,000	90,838
Weatherford International Ltd., 9.625%, 3/1/19(3)	170,000	222,246
		404,952
FOOD & STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(3)	330,000	390,161
Kroger Co. (The), 6.40%, 8/15/17(3)	180,000	213,433
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	57,000	65,073
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	30,000	33,866
Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	220,000	231,325
Wal-Mart Stores, Inc., 5.00%, 10/25/40(3)	130,000	125,435
Wal-Mart Stores, Inc., 5.625%, 4/15/41(3)	100,000	105,228
		1,164,521
FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	290,000	317,595
Kraft Foods, Inc., 6.00%, 2/11/13(3)	100,000	108,038

28

Shares/ Principal Amount	Value
Kraft Foods, Inc., 6.125%, 2/1/18(3)	$140,000	$161,287
Kraft Foods, Inc., 5.375%, 2/10/20(3)	330,000	361,857
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	150,000	157,362
		1,106,139
GAS UTILITIES — 0.1%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	380,000	406,357
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	175,000	206,571
Covidien International Finance SA, 1.875%, 6/15/13(3)	170,000	173,090
		379,661
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(3)	280,000	292,122
Express Scripts, Inc., 7.25%, 6/15/19(3)	340,000	414,622
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	400,000	448,640
WellPoint, Inc., 5.80%, 8/15/40(3)	60,000	62,551
		1,217,935
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp., 5.35%, 3/1/18(3)	80,000	91,803
Yum! Brands, Inc., 5.30%, 9/15/19(3)	380,000	414,376
		506,179
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(3)	273,000	291,303
General Electric Co., 5.25%, 12/6/17(3)	320,000	360,313
		651,616
INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	220,000	267,891
American International Group, Inc., 3.65%, 1/15/14	60,000	61,625
American International Group, Inc., 5.85%, 1/16/18(3)	210,000	224,180
American International Group, Inc., 8.25%, 8/15/18(3)	80,000	94,664
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(3)	100,000	103,236
CNA Financial Corp., 5.875%, 8/15/20(3)	60,000	64,425
CNA Financial Corp., 5.75%, 8/15/21	40,000	42,502
Genworth Financial, Inc., 7.20%, 2/15/21(3)	50,000	51,348
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	170,000	176,933
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(3)	90,000	99,626
Lincoln National Corp., 6.25%, 2/15/20(3)	180,000	203,892
MetLife Global Funding I, 5.125%, 4/10/13(3)(5)	295,000	315,017
MetLife, Inc., 6.75%, 6/1/16(3)	280,000	331,105
New York Life Global Funding, 4.65%, 5/9/13(3)(5)	220,000	236,210
Prudential Financial, Inc., 7.375%, 6/15/19(3)	90,000	108,107
Prudential Financial, Inc., 5.375%, 6/21/20(3)	60,000	64,659
Prudential Financial, Inc., 5.40%, 6/13/35(3)	320,000	315,965
Prudential Financial, Inc., 5.625%, 5/12/41(3)	60,000	59,568
		2,820,953
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(3)	50,000	47,370
Google, Inc., 2.125%, 5/19/16(3)	100,000	100,000
		147,370
MACHINERY — 0.1%
Caterpillar, Inc., 5.20%, 5/27/41(3)	130,000	131,884
Deere & Co., 5.375%, 10/16/29(3)	250,000	273,023
		404,907
MEDIA — 0.6%
CBS Corp., 4.30%, 2/15/21(3)	140,000	137,973
Comcast Corp., 5.90%, 3/15/16(3)	422,000	481,118
Comcast Corp., 5.70%, 5/15/18(3)	180,000	201,916

29

Shares/ Principal Amount	Value
Comcast Corp., 6.40%, 5/15/38(3)	$160,000	$173,460
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	170,000	186,431
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(3)	120,000	125,878
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(3)	310,000	322,918
NBCUniversal Media LLC, 5.15%, 4/30/20(3)(5)	80,000	85,260
NBCUniversal Media LLC, 4.375%, 4/1/21(5)	200,000	199,199
News America, Inc., 6.90%, 8/15/39(3)	170,000	192,563
Omnicom Group, Inc., 4.45%, 8/15/20(3)	195,000	196,087
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	210,000	220,301
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	360,000	419,113
Time Warner, Inc., 3.15%, 7/15/15(3)	170,000	175,554
Time Warner, Inc., 7.70%, 5/1/32(3)	220,000	269,025
Virgin Media Secured Finance plc, 5.25%, 1/15/21(3)(5)	80,000	83,829
		3,470,625
METALS & MINING — 0.1%
Anglo American Capital plc, 4.45%, 9/27/20(3)(5)	110,000	114,447
ArcelorMittal, 5.25%, 8/5/20(3)	100,000	99,798
ArcelorMittal, 5.50%, 3/1/21(3)	220,000	222,012
Barrick Finance LLC, 4.40%, 5/30/21(5)(6)	110,000	110,664
Newmont Mining Corp., 6.25%, 10/1/39(3)	150,000	164,092
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(3)	70,000	67,398
		778,411
MULTILINE RETAIL(2)
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(3)	209,000	216,837
MULTI-UTILITIES — 0.1%
Dominion Resources, Inc., 6.40%, 6/15/18(3)	190,000	222,447
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	94,000	100,140
PG&E Corp., 5.75%, 4/1/14(3)	50,000	55,424
Sempra Energy, 8.90%, 11/15/13(3)	200,000	232,360
Sempra Energy, 6.50%, 6/1/16(3)	150,000	175,221
		785,592
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	100,000	108,045
Xerox Corp., 4.25%, 2/15/15(3)	90,000	96,410
		204,455
OIL, GAS & CONSUMABLE FUELS — 0.7%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	300,000	320,474
Apache Corp., 5.25%, 2/1/42(3)	60,000	60,587
BP Capital Markets plc, 3.20%, 3/11/16(3)	100,000	102,122
BP Capital Markets plc, 4.50%, 10/1/20(3)	90,000	92,351
ConocoPhillips, 5.75%, 2/1/19(3)	230,000	268,487
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	130,000	151,228
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	100,000	99,414
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	320,000	372,147
Enterprise Products Operating LLC, 5.20%, 9/1/20(3)	165,000	176,413
Enterprise Products Operating LLC, 5.95%, 2/1/41(3)	100,000	102,747
EOG Resources, Inc., 5.625%, 6/1/19(3)	210,000	238,892
Hess Corp., 6.00%, 1/15/40(3)	140,000	147,827
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	290,000	342,139
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	160,000	172,987
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	50,000	58,779
Marathon Petroleum Corp., 3.50%, 3/1/16(3)(5)	40,000	41,117

30

Shares/ Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)		$60,000	$63,299
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)		290,000	374,078
Shell International Finance BV, 3.10%, 6/28/15(3)		120,000	125,983
Suncor Energy, Inc., 6.10%, 6/1/18(3)		147,000	169,771
Talisman Energy, Inc., 7.75%, 6/1/19(3)		360,000	449,719
TransCanada PipeLines Ltd., 3.80%, 10/1/20		80,000	80,203
Williams Partners LP, 4.125%, 11/15/20(3)		70,000	69,340
			4,080,104
PAPER & FOREST PRODUCTS(2)
International Paper Co., 9.375%, 5/15/19(3)		130,000	171,061
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(3)		95,000	98,520
AstraZeneca plc, 5.40%, 9/15/12(3)		325,000	345,170
AstraZeneca plc, 5.90%, 9/15/17(3)		300,000	351,850
Pfizer, Inc., 7.20%, 3/15/39(3)		210,000	269,308
Sanofi, 4.00%, 3/29/21(3)		78,000	78,838
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)		250,000	272,816
			1,416,502
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
AMB Property LP, 6.625%, 12/1/19(3)		160,000	179,696
Digital Realty Trust LP, 5.875%, 2/1/20(3)		85,000	91,471
HCP, Inc., 3.75%, 2/1/16(3)		60,000	61,700
HCP, Inc., 5.375%, 2/1/21		165,000	173,530
Kimco Realty Corp., 6.875%, 10/1/19(3)		80,000	93,989
Simon Property Group LP, 5.10%, 6/15/15(3)		170,000	188,268
UDR, Inc., 4.25%, 6/1/18(3)		90,000	89,847
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(3)		140,000	140,478
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(3)		90,000	89,879
WEA Finance LLC, 4.625%, 5/10/21(3)(5)		180,000	179,966
			1,288,824
ROAD & RAIL(2)
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(3)		50,000	47,739
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)		302,000	344,229
Oracle Corp., 5.375%, 7/15/40(3)(5)		360,000	371,851
			716,080
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41(3)		80,000	84,210
Staples, Inc., 9.75%, 1/15/14(3)		190,000	227,723
			311,933
THRIFTS & MORTGAGE FINANCE — 0.2%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	298,234
Compagnie de Financement Foncier, 1.25%, 12/1/11	JPY	67,000,000	824,988
			1,123,222
TOBACCO — 0.1%
Altria Group, Inc., 10.20%, 2/6/39(3)		$80,000	119,106
Philip Morris International, Inc., 4.125%, 5/17/21(3)		150,000	151,709
			270,815
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Rogers Communications, Inc., 6.25%, 6/15/13(3)		240,000	264,836
Vodafone Group plc, 5.625%, 2/27/17(3)		170,000	193,692
			458,528
TOTAL CORPORATE BONDS (Cost $47,263,131)			50,728,044

31

Shares/ Principal Amount	Value
Sovereign Governments and Agencies — 6.8%
AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	445,000	$490,091
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	306,509
			796,600
AUSTRIA — 0.4%
Republic of Austria, 3.40%, 10/20/14	EUR	450,000	670,458
Republic of Austria, 4.30%, 9/15/17(5)	EUR	190,000	293,123
Republic of Austria, 4.35%, 3/15/19(5)	EUR	655,000	1,015,753
Republic of Austria, 4.15%, 3/15/37(5)	EUR	147,000	216,176
			2,195,510
BELGIUM — 0.4%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	725,000	1,080,371
Kingdom of Belgium, 4.00%, 3/28/18	EUR	290,000	423,105
Kingdom of Belgium, 3.75%, 9/28/20	EUR	260,000	364,775
Kingdom of Belgium, 5.00%, 3/28/35	EUR	215,000	327,892
			2,196,143
CANADA — 0.4%
Government of Canada, 3.75%, 6/1/12(3)	CAD	640,000	676,834
Government of Canada, 5.00%, 6/1/14	CAD	490,000	551,368
Government of Canada, 3.75%, 6/1/19	CAD	280,000	307,470
Government of Canada, 5.75%, 6/1/33	CAD	260,000	361,520
Hydro Quebec, 8.40%, 1/15/22(3)		$77,000	107,069
Province of Ontario Canada, 5.45%, 4/27/16(3)		$130,000	150,090
			2,154,351
DENMARK — 0.3%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,180,000	868,310
Kingdom of Denmark, 4.00%, 11/15/17	DKK	890,000	184,824
Kingdom of Denmark, 4.00%, 11/15/19	DKK	1,460,000	302,243
Kingdom of Denmark, 7.00%, 11/10/24	DKK	1,500,000	$402,077
Kingdom of Denmark, 4.50%, 11/15/39	DKK	900,000	204,694
			1,962,148
FINLAND — 0.4%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	543,168
Government of Finland, 3.125%, 9/15/14	EUR	460,000	684,019
Government of Finland, 3.875%, 9/15/17	EUR	245,000	374,514
Government of Finland, 4.375%, 7/4/19	EUR	104,000	163,066
Government of Finland, 3.375%, 4/15/20	EUR	260,000	379,269
Government of Finland, 4.00%, 7/4/25	EUR	146,000	219,458
			2,363,494
FRANCE — 0.1%
Government of France, 4.00%, 4/25/14	EUR	210,000	318,586
Government of France, 5.50%, 4/25/29	EUR	145,000	251,649
Government of France, 4.75%, 4/25/35	EUR	145,000	233,669
			803,904
GERMANY — 0.7%
German Federal Republic, 2.00%, 2/26/16	EUR	445,000	633,151
German Federal Republic, 3.75%, 1/4/19	EUR	400,000	614,382
German Federal Republic, 2.25%, 9/4/20	EUR	450,000	611,710
German Federal Republic, 5.625%, 1/4/28	EUR	170,000	307,907
German Federal Republic, 4.75%, 7/4/34	EUR	335,000	566,863
German Federal Republic, 4.25%, 7/4/39(3)	EUR	200,000	323,167
KfW, 4.375%, 10/11/13	EUR	660,000	999,642
KfW, 2.00%, 6/1/16		$230,000	230,949
			4,287,771
ITALY — 0.3%
Republic of Italy, 5.25%, 8/1/17(3)	EUR	400,000	611,160
Republic of Italy, 4.75%, 8/1/23	EUR	300,000	430,184
Republic of Italy, 5.00%, 8/1/34	EUR	260,000	356,956

32

Shares/ Principal Amount	Value
Republic of Italy, 4.00%, 2/1/37	EUR	193,000	$226,638
			1,624,938
JAPAN — 1.7%
Government of Japan, 1.20%, 3/20/12	JPY	3,900,000	48,246
Government of Japan, 0.60%, 9/20/14	JPY	73,300,000	909,186
Government of Japan, 1.20%, 6/20/15	JPY	126,800,000	1,608,310
Government of Japan, 1.70%, 9/20/17	JPY	85,000,000	1,113,138
Government of Japan, 1.50%, 9/20/18	JPY	179,500,000	2,316,810
Government of Japan, 2.10%, 12/20/26	JPY	178,700,000	2,303,086
Government of Japan, 2.40%, 3/20/37	JPY	18,700,000	246,174
Japan Finance Organization for Municipalities., 1.90%, 6/22/18	JPY	80,000,000	1,056,053
			9,601,003
MULTI-NATIONAL — 0.1%
European Investment Bank, 4.75%, 6/6/12	GBP	300,000	511,914
European Investment Bank, 2.50%, 7/15/15	EUR	180,000	258,547
			770,461
NETHERLANDS — 0.6%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	480,000	727,314
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	1,010,000	1,552,833
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	345,000	508,493
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	220,000	333,810
			3,122,450
NORWAY(2)
Government of Norway, 4.25%, 5/19/17	NOK	930,000	185,266
SPAIN — 0.2%
Government of Spain, 4.25%, 1/31/14	EUR	170,000	247,060
Government of Spain, 5.50%, 4/30/21	EUR	270,000	391,917
Government of Spain, 4.90%, 7/30/40	EUR	310,000	386,439
			1,025,416
SWEDEN — 0.1%
Government of Sweden, 6.75%, 5/5/14	SEK	2,400,000	434,641
Government of Sweden, 4.25%, 3/12/19	SEK	1,505,000	266,965
			701,606
SWITZERLAND — 0.1%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	305,000	397,096
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	179,001
			576,097
UNITED KINGDOM — 0.9%
Government of United Kingdom, 5.00%, 3/7/12(3)	GBP	15,000	25,512
Government of United Kingdom, 5.00%, 9/7/14	GBP	340,000	619,854
Government of United Kingdom, 4.00%, 9/7/16	GBP	405,000	722,281
Government of United Kingdom, 4.50%, 3/7/19	GBP	495,000	899,110
Government of United Kingdom, 3.75%, 9/7/19	GBP	415,000	714,408
Government of United Kingdom, 8.00%, 6/7/21	GBP	69,000	158,947
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	303,465
Government of United Kingdom, 4.25%, 3/7/36	GBP	415,000	697,020
Government of United Kingdom, 4.50%, 12/7/42	GBP	580,000	1,022,982
			5,163,579
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $37,567,346)			39,530,737
U.S. Government Agency Securities and Equivalents — 2.5%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
FNMA, 5.375%, 6/12/17(3)		$5,500,000	6,441,837
FNMA, 6.625%, 11/15/30(3)		652,000	850,805
			7,292,642

33

Shares/ Principal Amount	Value
GOVERNMENT-BACKED CORPORATE BONDS(7) — 1.3%
Bank of America Corp., VRN, 0.57%, 7/29/11(3)	$2,400,000	$2,409,600
Citigroup Funding, Inc., VRN, 0.60%, 7/29/11(3)	2,500,000	2,510,682
Morgan Stanley, VRN, 0.66%, 6/20/11(3)	2,500,000	2,512,195
		7,432,477
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $14,135,416)		14,725,119
Commercial Paper(8) — 2.1%
Austin Texas, 0.27%, 6/20/11(3)	2,220,000	2,220,000
Austin Texas, 0.23%, 7/7/11(3)	1,600,000	1,599,616
Catholic Health Initiatives, 0.40%, 6/9/11(3)	1,900,000	1,900,133
Crown Point Capital Co. LLC, 0.27%, 7/11/11(3)(5)	2,250,000	2,249,505
Lexington Parker Capital, 0.32%, 6/3/11(3)(5)	2,000,000	1,999,960
Salvation Army (The), 0.32%, 10/3/11(3)	1,900,000	1,900,000
TOTAL COMMERCIAL PAPER (Cost $11,868,605)		11,869,214
Municipal Securities — 2.0%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(3)	50,000	61,991
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(3)	65,000	75,368
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	260,000	290,584
California GO, (Building Bonds), 7.30%, 10/1/39(3)	80,000	92,142
California GO, (Building Bonds), 7.60%, 11/1/40(3)	25,000	29,745
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.34%, 6/1/11 (LOC: Bank of America N.A.)(3)	2,500,000	2,500,000
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	170,000	168,603
Gulf Gate Apartments, 0.20%, 6/2/11(3)(5)	3,000,000	3,000,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	350,000	309,155
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	110,000	115,296
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	190,000	194,425
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	80,000	82,570
Metropolitan Atlanta Rapid Transit Auth. Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39(3)	290,000	294,127
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(3)	135,000	154,427
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	100,000	124,197
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(3)	115,000	138,670
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(3)	325,000	333,118
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(3)	160,000	180,992
New York GO, Series 2011 I2, 1.50%, 8/1/11(3)	859,000	860,984
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	110,000	108,832
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.24%, 6/1/11 (LOC: FNMA)(3)	920,000	920,000

34

Shares/ Principal Amount	Value
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	$70,000	$75,873
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(3)	170,000	169,612
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(3)	175,000	182,791
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	180,000	187,418
Salt River Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38(3)	50,000	51,394
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(3)	70,000	72,202
Salt River Agricultural Improvement & Power District Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(3)	130,000	124,458
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	210,000	220,067
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(3)	145,000	146,047
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	150,000	162,527
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(3)	170,000	173,978
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(3)	80,000	80,409
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(3)	170,000	174,945
TOTAL MUNICIPAL SECURITIES (Cost $11,640,344)		11,856,947
Commercial Mortgage-Backed Securities(4) — 1.6%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(3)	350,000	372,594
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 6/1/11(3)	600,000	614,080
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 6/1/11(3)	150,000	150,857
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 6/1/11(3)	300,000	323,611
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 6/1/11(3)	752,000	819,684
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	400,000	424,615
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	875,000	942,603
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	500,000	530,234
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	600,000	634,769
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.50%, 6/13/11(3)	250,000	270,998
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	159,584	159,679

35

Shares/ Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30	$600,000	$612,979
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class A4 SEQ, VRN, 5.20%, 6/11/11(3)	200,000	219,090
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 6/13/11(3)	350,000	368,267
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.27%, 6/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(5)	272,378	268,235
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(3)	510,383	518,530
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(3)	160,868	162,279
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(3)	3,707	3,719
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(3)	300,000	312,865
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	59,466	59,989
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(3)	200,000	205,629
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 6/1/11(3)	215,461	217,781
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 6/1/11(3)	900,000	930,209
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,005,006)		9,123,296
Collateralized Mortgage Obligations(4) — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	1,400,000	1,553,067
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.59%, 6/27/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	179,327	179,862
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,533,995)		1,732,929
Convertible Preferred Stocks(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	849	45,472
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%	94	10,775
MEDIA(2)
LodgeNet Interactive Corp., 10.00%(5)	7	8,619
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%	268	7,812
Lexington Realty Trust, Series C, 6.50%	134	6,171
		13,983
TOBACCO(2)
Universal Corp., 6.75%	11	11,707
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,020)		90,556

36

Shares/ Principal Amount	Value
Preferred Stocks(2)
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
DuPont Fabros Technology, Inc., Series A, 7.875%	269	$6,870
National Retail Properties, Inc., Series C, 7.375%	546	13,776
PS Business Parks, Inc., Series O, 7.375%	219	5,558
TOTAL PREFERRED STOCKS (Cost $25,381)		26,204
Temporary Cash Investments – Segregated For Futures Contracts — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares (Cost $1,546,000)	1,546,000	1,546,000
Temporary Cash Investments — 5.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)	30,147,430	30,147,430
U.S. Treasury Bills, 0.04%, 6/2/11(3)(8)	$25,000	25,000
U.S. Treasury Bills, 0.04%, 8/25/11(3)(8)	25,000	24,998
TOTAL TEMPORARYCASH INVESTMENTS (Cost $30,197,426)		30,197,428
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $504,574,600)		581,459,431
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,842,322)
TOTAL NET ASSETS — 100.0%		$578,617,109

37

Swap Agreements
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT – BUY PROTECTION
$1,800,000	Pay quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and receive from Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 16 Index, par value of the proportional notional amount. Expires June 2016.	$(2,541)	$(12,586)

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
55,814,727	JPY for EUR	UBS AG	7/29/11	$684,907	$(998)
88,975	EUR for JPY	Westpac Banking Corp.	7/29/11	127,867	3,799
19,729	GBP for JPY	Westpac Banking Corp.	7/29/11	32,432	488
100,460	CHF for SEK	Barclays Bank plc	7/29/11	117,826	(2,808)
35,941	AUD for USD	UBS AG	7/29/11	38,092	124
5,689	CAD for USD	UBS AG	7/29/11	5,864	90
8,000	CAD for USD	HSBC Bank plc	7/29/11	8,246	172
1,289,503	CAD for USD	Bank of America	6/30/11	1,329,938	(17,213)
1,050	CHF for USD	Barclays Bank plc	7/29/11	1,232	(16)
110,000	CHF for USD	UBS AG	7/29/11	129,014	(168)
419,643	CHF for USD	HSBC Bank plc	7/29/11	492,181	(13,614)
258,036	DKK for USD	UBS AG	6/30/11	49,785	(1,138)
468,000	DKK for USD	HSBC Bank plc	7/29/11	90,238	3,009
17,000	EUR for USD	HSBC Bank plc	7/29/11	24,431	(97)
84,000	EUR for USD	HSBC Bank plc	7/29/11	120,717	1,280
465,788	EUR for USD	UBS AG	6/30/11	669,880	(14,238)
3,000	GBP for USD	HSBC Bank plc	7/29/11	4,932	77
12,742	GBP for USD	HSBC Bank plc	7/29/11	20,946	(268)
168,750	GBP for USD	HSBC Bank plc	7/29/11	277,401	100
195,330	GBP for USD	Bank of America	6/30/11	321,209	(1,922)
1,025,000	JPY for USD	HSBC Bank plc	7/29/11	12,578	72
3,972,000	JPY for USD	HSBC Bank plc	7/29/11	48,741	775
45,000	NOK for USD	HSBC Bank plc	7/29/11	8,327	246
1,572,503	SEK for USD	Deutsche Bank AG	7/29/11	254,009	2,299
				$4,870,793	$(39,949)
(Value on Settlement Date $4,830,844)

38

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
485,785	EUR for JPY	UBS AG	7/29/11	$698,126	$14,217
10,675,000	JPY for EUR	Westpac Banking Corp.	7/29/11	130,994	(672)
2,669,001	JPY for GBP	Westpac Banking Corp.	7/29/11	32,752	(168)
720,000	SEK for CHF	Barclays Bank plc	7/29/11	116,303	1,285
12,000	AUD for USD	HSBC Bank plc	7/29/11	12,718	(343)
12,000	CAD for USD	UBS AG	7/29/11	12,369	43
3,085,000	CZK for USD	Deutsche Bank AG	7/29/11	180,601	(6,308)
1,095,375	DKK for USD	Barclays Bank plc	7/29/11	211,206	(3,376)
15,035	EUR for USD	UBS AG	6/30/11	21,623	28
51,000	EUR for USD	HSBC Bank plc	7/29/11	73,293	1,446
101,000	EUR for USD	HSBC Bank plc	7/29/11	145,148	(4,903)
112,000	EUR for USD	HSBC Bank plc	7/29/11	160,956	1,916
70,000	HKD for USD	Westpac Banking Corp.	7/29/11	9,003	(11)
9,703,000	JPY for USD	HSBC Bank plc	7/29/11	119,066	655
107,764,722	JPY for USD	Westpac Banking Corp.	7/29/11	1,322,390	3,489
1,285,086,997	KRW for USD	HSBC Bank plc	7/29/11	1,188,465	8,512
779,000	NOK for USD	UBS AG	7/29/11	144,143	107
1,105,886	NOK for USD	Deutsche Bank AG	7/29/11	204,629	(2,044)
18,000	NZD for USD	HSBC Bank plc	7/29/11	14,787	279
194,500	NZD for USD	Westpac Banking Corp.	7/29/11	159,784	4,294
141,000	SEK for USD	HSBC Bank plc	7/29/11	22,776	(681)
289,000	SGD for USD	HSBC Bank plc	7/29/11	234,321	242
17,469,000	TWD for USD	HSBC Bank plc	7/29/11	611,414	1,675
				$5,826,867	$19,682
(Value on Settlement Date $5,807,185)

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
23	S&P 500 E-Mini	June 2011	$1,545,485	$35,449
5	Euro-Bund	September 2011	899,725	3,063
37	U.S. Long Bond	September 2011	4,619,219	44,432
			$7,064,429	$82,944

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
3	U.K. Long Gilt	September 2011	$592,595	$(1,918)
114	U.S. Treasury 2-Year Notes	September 2011	24,987,375	(46,569)
			$25,579,970	$(48,487)

39

Notes to Schedule of Investments

ADR = American Depositary Receipt
AUD = Australian Dollar
CAD = Canadian Dollar
CDX = Credit Derivative Indexes
CHF = Swiss Franc
CZK = Czech Krone
DKK = Danish Krone
Equivalent = Security whose principal payments are backed by the full faith and credit of the United States
EUR = Euro
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GNMA = Government National Mortgage Association
GO = General Obligation
HKD = Hong Kong Dollar
JPY = Japanese Yen
KRW = Korea Won
LB-UBS = Lehman Brothers, Inc. — UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
NOK = Norwegian Krone
NZD = New Zealand Dollar
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
SPDR = Standard & Poor’s Depositary Receipts
TWD = Taiwanese Dollar
USD = United States Dollar
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $32,768,000.

(4)	Final maturity date indicated, unless otherwise noted.

(5)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $11,878,423, which represented 2.1% of total net assets.

(6)	When-issued security.

(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

40

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $504,574,600)	$581,459,431
Cash	1,164
Foreign currency holdings, at value (cost of $1,669,594)	1,709,269
Deposits with broker for futures contracts	99,000
Receivable for investments sold	3,045,411
Receivable for capital shares sold	221,588
Unrealized gain on forward foreign currency exchange contracts	50,719
Receivable for variation margin on futures contracts	25,788
Dividends and interest receivable	2,835,163
589,447,533

Liabilities
Payable for investments purchased	8,121,606
Payable for capital shares redeemed	2,053,952
Payable for variation margin on futures contracts	11,281
Unrealized loss on forward foreign currency exchange contracts	70,986
Swap agreements, at value (including net premiums paid (received) of $(2,541))	12,586
Accrued management fees	476,416
Distribution and service fees payable	83,597
10,830,424

Net Assets	$578,617,109

Net Assets Consist of:
Capital (par value and paid-in surplus)	$509,726,322
Undistributed net investment income	2,328,487
Accumulated net realized loss	(10,420,033)
Net unrealized appreciation	76,982,333
$578,617,109

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$242,959,922	42,028,884	$5.78
Institutional Class, $0.01 Par Value	$62,288,936	10,768,817	$5.78
A Class, $0.01 Par Value	$224,452,802	38,849,190	$5.78*
B Class, $0.01 Par Value	$4,587,296	794,663	$5.77
C Class, $0.01 Par Value	$32,604,378	5,647,138	$5.77
R Class, $0.01 Par Value	$11,723,775	2,030,487	$5.77
*Maximum offering price $6.13 (net asset value divided by 0.9425)

See Notes to Financial Statements.

41

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $64,696)	$2,710,145
Interest (net of foreign taxes withheld of $820)	5,308,017
8,018,162

Expenses:
Management fees	2,745,040
Distribution and service fees:
A Class	273,643
B Class	23,416
C Class	154,378
R Class	29,223
Directors’ fees and expenses	21,003
Other expenses	749
3,247,452

Net investment income (loss)	4,770,710

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	21,164,647
Futures contract transactions	83,446
Swap agreement transactions	244
Foreign currency transactions	67,371
21,315,708

Change in net unrealized appreciation (depreciation) on:
Investments	17,457,890
Futures contracts	(701)
Swap agreements	(10,045)
Translation of assets and liabilities in foreign currencies	138,927
17,586,071

Net realized and unrealized gain (loss)	38,901,779

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,672,489

See Notes to Financial Statements.

42

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$4,770,710	$8,869,714
Net realized gain (loss)	21,315,708	32,356,800
Change in net unrealized appreciation (depreciation)	17,586,071	(6,543,580)
Net increase (decrease) in net assets resulting from operations	43,672,489	34,682,934

Distributions to Shareholders
From net investment income:
Investor Class	(1,829,209)	(3,799,235)
Institutional Class	(517,444)	(1,773,265)
A Class	(1,418,284)	(3,072,237)
B Class	(12,820)	(34,414)
C Class	(83,168)	(196,956)
R Class	(61,428)	(112,117)
Decrease in net assets from distributions	(3,922,353)	(8,988,224)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(7,099,240)	(87,972,991)

Net increase (decrease) in net assets	32,650,896	(62,278,281)

Net Assets
Beginning of period	545,966,213	608,244,494
End of period	$578,617,109	$545,966,213

Undistributed net investment income	$2,328,487	$1,480,130

See Notes to Financial Statements.

43

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its mix of asset types. The fund pursues its objective by diversifying investments among three asset classes — equity securities, bonds and money market instruments, the mix of which will depend on the risk profile of the fund.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

44

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Exchange-Traded Funds — The fund may invest in exchange-traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

45

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2011 was 0.99% for the Investor Class, A Class, B Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2011 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

46

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2011 totaled $212,552,159, of which $76,774,738 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 totaled $212,467,128, of which $58,164,951 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2011		Year ended November 30, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		350,000,000
Sold	4,499,774	$25,268,596	8,215,788	$42,819,608
Issued in reinvestment of distributions	320,064	1,774,129	704,960	3,673,713
Redeemed	(5,497,040)	(30,942,372)	(10,007,785)	(51,834,793)
	(677,202)	(3,899,647)	(1,087,037)	(5,341,472)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	1,675,443	9,413,650	5,276,016	27,425,181
Issued in reinvestment of distributions	92,509	512,744	338,829	1,763,916
Redeemed	(1,635,553)	(9,148,085)	(19,609,643)	(100,371,843)
	132,399	778,309	(13,994,798)	(71,182,746)
A Class/Shares Authorized	225,000,000		225,000,000
Sold	5,450,704	30,580,259	9,916,483	51,488,661
Issued in reinvestment of distributions	251,877	1,395,898	580,269	3,024,365
Redeemed	(6,382,092)	(35,789,884)	(12,850,652)	(66,928,528)
	(679,511)	(3,813,727)	(2,353,900)	(12,415,502)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	20,183	112,626	34,998	180,535
Issued in reinvestment of distributions	2,118	11,735	5,711	29,762
Redeemed	(110,999)	(622,509)	(208,233)	(1,092,724)
	(88,698)	(498,148)	(167,524)	(882,427)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	829,647	4,665,185	1,493,675	7,743,898
Issued in reinvestment of distributions	13,196	73,214	32,410	168,957
Redeemed	(647,158)	(3,630,205)	(1,828,643)	(9,495,854)
	195,685	1,108,194	(302,558)	(1,582,999)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	385,357	2,164,056	1,228,422	6,377,100
Issued in reinvestment of distributions	11,056	61,237	21,451	111,926
Redeemed	(536,351)	(2,999,514)	(586,471)	(3,056,871)
	(139,938)	(774,221)	663,402	3,432,155
Net increase (decrease)	(1,257,265)	$(7,099,240)	(17,242,415)	$(87,972,991)

47

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$211,489,474	—	—
Foreign Common Stocks	9,974,014	$37,202,031	—
U.S. Treasury Securities	—	98,103,022	—
U.S. Government Agency Mortgage-Backed Securities	—	53,264,416	—
Corporate Bonds	—	50,728,044	—
Sovereign Governments and Agencies	—	39,530,737	—
U.S. Government Agency Securities and Equivalents	—	14,725,119	—
Commercial Paper	—	11,869,214	—
Municipal Securities	—	11,856,947	—
Commercial Mortgage-Backed Securities	—	9,123,296	—
Collateralized Mortgage Obligations	—	1,732,929	—
Convertible Preferred Stocks	—	90,556	—
Preferred Stocks	—	26,204	—
Temporary Cash Investments	31,693,430	49,998	—
Total Value of Investment Securities	$253,156,918	$328,302,513	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(20,267)	—
Futures Contracts	$33,312	1,145	—
Swap Agreements	—	(10,045)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$33,312	$(29,167)	—

48

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund began investing in credit risk derivative instruments in March 2011. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume since March 2011.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The equity price risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

49

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of May 31, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$12,586
Equity Price Risk	Receivable for variation margin on futures contracts	$15,611	Payable for variation margin on futures contracts	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	50,719	Unrealized loss on forward foreign currency exchange contracts	70,986
Interest Rate Risk	Receivable for variation margin on futures contracts	10,177	Payable for variation margin on futures contracts	11,281
		$76,507		$94,853

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$244	Change in net unrealized appreciation (depreciation) on swap agreements	$(10,045)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	200,790	Change in net unrealized appreciation (depreciation) on futures contracts	12,976
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	42,058	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	49,103
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(117,344)	Change in net unrealized appreciation (depreciation) on futures contracts	(13,677)
		$125,748		$38,357

50

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$517,434,544
Gross tax appreciation of investments	$66,193,437
Gross tax depreciation of investments	(2,168,550)
Net tax appreciation (depreciation) of investments	$64,024,887

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2010, the fund had accumulated capital losses of $(16,234,042), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

51

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.39		$5.13	$4.47	$5.98	$5.84	$5.65
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.09	0.10	0.14	0.16	0.15
Net Realized and Unrealized Gain (Loss)	0.38		0.26	0.66	(1.13)	0.31	0.36
Total From Investment Operations	0.43		0.35	0.76	(0.99)	0.47	0.51
Distributions
From Net Investment Income	(0.04)		(0.09)	(0.10)	(0.15)	(0.16)	(0.14)
From Net Realized Gains	—		—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.04)		(0.09)	(0.10)	(0.52)	(0.33)	(0.32)
Net Asset Value, End of Period	$5.78		$5.39	$5.13	$4.47	$5.98	$5.84

Total Return(3)	8.07%		6.85%	17.18%	(17.93)%	8.31%	9.33%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00	%(4)	1.00%	1.00%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.84	%(4)	1.68%	2.19%	2.58%	2.67%	2.61%
Portfolio Turnover Rate	42%		74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$242,960		$230,058	$224,600	$190,824	$303,358	$401,181

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

52

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.39		$5.13	$4.47	$5.98	$5.85	$5.66
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06		0.10	0.11	0.15	0.17	0.16
Net Realized and Unrealized Gain (Loss)	0.38		0.26	0.66	(1.13)	0.30	0.36
Total From Investment Operations	0.44		0.36	0.77	(0.98)	0.47	0.52
Distributions
From Net Investment Income	(0.05)		(0.10)	(0.11)	(0.16)	(0.17)	(0.15)
From Net Realized Gains	—		—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.05)		(0.10)	(0.11)	(0.53)	(0.34)	(0.33)
Net Asset Value, End of Period	$5.78		$5.39	$5.13	$4.47	$5.98	$5.85

Total Return(3)	8.18%		7.06%	17.41%	(17.76)%	8.34%	9.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.80	%(4)	0.80%	0.80%	0.79%	0.79%	0.79%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.04	%(4)	1.88%	2.39%	2.78%	2.87%	2.81%
Portfolio Turnover Rate	42%		74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$62,289		$57,330	$126,394	$120,336	$160,230	$156,120

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

53

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.38		$5.13	$4.47	$5.98	$5.84	$5.65
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.07	0.09	0.12	0.14	0.13
Net Realized and Unrealized Gain (Loss)	0.40		0.25	0.65	(1.12)	0.31	0.36
Total From Investment Operations	0.44		0.32	0.74	(1.00)	0.45	0.49
Distributions
From Net Investment Income	(0.04)		(0.07)	(0.08)	(0.14)	(0.14)	(0.12)
From Net Realized Gains	—		—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.04)		(0.07)	(0.08)	(0.51)	(0.31)	(0.30)
Net Asset Value, End of Period	$5.78		$5.38	$5.13	$4.47	$5.98	$5.84

Total Return(4)	8.14%		6.38%	16.89%	(18.13)%	8.04%	9.06%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.25	%(5)	1.25%	1.25%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.59	%(5)	1.43%	1.94%	2.33%	2.42%	2.36%
Portfolio Turnover Rate	42%		74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$224,453		$212,820	$214,683	$186,277	$176,001	$164,030

(1)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended May 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

54

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.38		$5.12	$4.46	$5.97	$5.83	$5.64
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02		0.04	0.05	0.08	0.10	0.09
Net Realized and Unrealized Gain (Loss)	0.39		0.25	0.66	(1.12)	0.31	0.36
Total From Investment Operations	0.41		0.29	0.71	(1.04)	0.41	0.45
Distributions
From Net Investment Income	(0.02)		(0.03)	(0.05)	(0.10)	(0.10)	(0.08)
From Net Realized Gains	—		—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.02)		(0.03)	(0.05)	(0.47)	(0.27)	(0.26)
Net Asset Value, End of Period	$5.77		$5.38	$5.12	$4.46	$5.97	$5.83

Total Return(3)	7.54%		5.78%	16.05%	(18.79)%	7.25%	8.27%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00	%(4)	2.00%	2.00%	1.99%	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.84	%(4)	0.68%	1.19%	1.58%	1.67%	1.61%
Portfolio Turnover Rate	42%		74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$4,587		$4,752	$5,381	$3,970	$4,129	$2,790

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

55

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.38		$5.12	$4.46	$5.97	$5.83	$5.64
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02		0.04	0.05	0.08	0.10	0.09
Net Realized and Unrealized Gain (Loss)	0.39		0.25	0.66	(1.12)	0.31	0.36
Total From Investment Operations	0.41		0.29	0.71	(1.04)	0.41	0.45
Distributions
From Net Investment Income	(0.02)		(0.03)	(0.05)	(0.10)	(0.10)	(0.08)
From Net Realized Gains	—		—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.02)		(0.03)	(0.05)	(0.47)	(0.27)	(0.26)
Net Asset Value, End of Period	$5.77		$5.38	$5.12	$4.46	$5.97	$5.83

Total Return(3)	7.54%		5.78%	16.05%	(18.79)%	7.25%	8.27%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00	%(4)	2.00%	2.00%	1.99%	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.84	%(4)	0.68%	1.19%	1.58%	1.67%	1.61%
Portfolio Turnover Rate	42%		74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$32,604		$29,329	$29,468	$18,626	$15,954	$11,774

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

56

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.38		$5.12	$4.46	$5.97	$5.84	$5.65
Income From Investment Operations
Net Investment Income (Loss)(2)	0.04		0.06	0.08	0.11	0.13	0.12
Net Realized and Unrealized Gain (Loss)	0.38		0.26	0.65	(1.13)	0.30	0.36
Total From Investment Operations	0.42		0.32	0.73	(1.02)	0.43	0.48
Distributions
From Net Investment Income	(0.03)		(0.06)	(0.07)	(0.12)	(0.13)	(0.11)
From Net Realized Gains	—		—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.03)		(0.06)	(0.07)	(0.49)	(0.30)	(0.29)
Net Asset Value, End of Period	$5.77		$5.38	$5.12	$4.46	$5.97	$5.84

Total Return(3)	7.81%		6.32%	16.63%	(18.38)%	7.60%	8.80%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.50	%(4)	1.50%	1.50%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.34	%(4)	1.18%	1.69%	2.08%	2.17%	2.11%
Portfolio Turnover Rate	42%		74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$11,724		$11,677	$7,718	$2,052	$961	$631

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

57

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

58

Notes

59

Notes

60

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72031   1107

SEMIANNUAL REPORT   |   MAY 31, 2011

Strategic Allocation: Moderate Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	48

Statement of Operations	49

Statement of Changes in Net Assets	50

Notes to Financial Statements	51

Financial Highlights	60

Additional Information	66

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSMX	10.24%	20.44%	5.39%	5.33%	7.18%	2/15/96
S&P 500 Index	—	15.03%	25.95%	3.32%	2.64%	6.88%(2)	—
Barclays Capital U.S. Aggregate Bond Index	—	1.91%	5.84%	6.63%	5.82%	6.22%(2)	—
Barclays Capital U.S. 1-3 Month Treasury Bill Index	—	0.07%	0.14%	1.95%	2.04%	3.16%(2)	—
Institutional Class	ASAMX	10.36%	20.68%	5.60%	5.54%	4.93%	8/1/00
A Class(3) No sales charge* With sales charge*	ACOAX	10.12% 3.85%	20.17% 13.33%	5.13% 3.89%	5.07% 4.45%	6.78% 6.35%	10/2/96
B Class No sales charge* With sales charge*	ASTBX	9.71% 4.71%	19.27% 15.27%	4.34% 4.17%	— —	5.52% 5.52%	9/30/04
C Class No sales charge* With sales charge*	ASTCX	9.69% 8.69%	19.24% 19.24%	4.33% 4.33%	— —	5.43% 5.43%	10/2/01
R Class	ASMRX	10.00%	19.70%	4.84%	—	6.56%	8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.08%	0.88%	1.33%	2.08%	2.08%	1.58%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

MAY 31, 2011
Top Ten Stock Holdings	% of net assets
Exxon Mobil Corp.	1.2%
Chevron Corp.	0.8%
Apple, Inc.	0.7%
General Electric Co.	0.7%
Johnson & Johnson	0.7%
AT&T, Inc.	0.6%
Microsoft Corp.	0.6%
International Business Machines Corp.	0.6%
Wells Fargo & Co.	0.6%
Procter & Gamble Co. (The)	0.5%

Geographic Composition of Stock Holdings	% of net assets
United States	46.6%
Switzerland	1.8%
United Kingdom	1.8%
France	1.3%
Other Countries	11.9%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.0 years
Average Duration (effective)	4.6 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	46.6%
Foreign Common Stocks	16.8%
U.S. Treasury Securities	10.0%
Corporate Bonds	8.2%
U.S. Government Agency Mortgage-Backed Securities	5.8%
Sovereign Governments and Agencies	2.7%
U.S. Government Agency Securities and Equivalents	1.4%
Commercial Paper	1.3%
Commercial Mortgage-Backed Securities	1.0%
Municipal Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Convertible Preferred Stocks	—*
Preferred Stocks	—*
Asset-Backed Securities	—*
Temporary Cash Investments	4.9%
Other Assets and Liabilities	(0.4)%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 – 5/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,102.40	$5.61	1.07%
Institutional Class	$1,000	$1,103.60	$4.56	0.87%
A Class	$1,000	$1,101.20	$6.91	1.32%
B Class	$1,000	$1,097.10	$10.82	2.07%
C Class	$1,000	$1,096.90	$10.82	2.07%
R Class	$1,000	$1,100.00	$8.22	1.57%
Hypothetical
Investor Class	$1,000	$1,019.60	$5.39	1.07%
Institutional Class	$1,000	$1,020.59	$4.38	0.87%
A Class	$1,000	$1,018.35	$6.64	1.32%
B Class	$1,000	$1,014.61	$10.40	2.07%
C Class	$1,000	$1,014.61	$10.40	2.07%
R Class	$1,000	$1,017.10	$7.90	1.57%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 63.4%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	1,600	$42,224
Alliant Techsystems, Inc.	2,100	150,213
American Science & Engineering, Inc.	300	25,959
BE Aerospace, Inc.(1)	68,600	2,567,012
Ceradyne, Inc.(1)	500	22,380
Curtiss-Wright Corp.	5,800	197,838
Esterline Technologies Corp.(1)	400	30,248
European Aeronautic Defence and Space Co. NV	50,630	1,673,611
General Dynamics Corp.	33,802	2,508,784
Honeywell International, Inc.	32,692	1,946,809
Huntington Ingalls Industries, Inc.(1)	11,817	432,148
ITT Corp.	18,195	1,048,396
Lockheed Martin Corp.	13,400	1,043,860
Moog, Inc., Class A(1)	1,000	41,050
Northrop Grumman Corp.	50,801	3,316,797
Raytheon Co.	13,387	674,437
Safran SA	51,160	2,091,078
Textron, Inc.	23,982	548,708
TransDigm Group, Inc.(1)	23,600	1,935,200
Triumph Group, Inc.	1,953	182,645
United Technologies Corp.	45,672	4,008,631
Zodiac Aerospace	5,310	427,862
		24,915,890
AIR FREIGHT & LOGISTICS — 0.4%
United Parcel Service, Inc., Class B	87,440	6,425,966
AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	9,800	661,892
Allegiant Travel Co.(1)	700	31,927
JetBlue Airways Corp.(1)	7,900	47,953
SkyWest, Inc.	1,500	23,145
Southwest Airlines Co.	111,586	1,320,063
United Continental Holdings, Inc.(1)	802	19,368
		2,104,348
AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	15,979	184,717
Amerigon, Inc.(1)	1,697	$28,221
Autoliv, Inc.	15,370	1,183,183
BorgWarner, Inc.(1)	40,353	2,925,996
Cooper Tire & Rubber Co.	1,000	24,160
Magna International, Inc.	21,933	1,063,751
Pirelli & C SpA	68,520	683,227
Standard Motor Products, Inc.	2,400	36,240
TRW Automotive Holdings Corp.(1)	33,799	1,922,149
Xinyi Glass Holdings Ltd.	702,000	716,652
		8,768,296
AUTOMOBILES — 0.6%
Bayerische Motoren Werke AG	17,540	1,555,293
Brilliance China Automotive Holdings Ltd.(1)	398,000	364,746
Ford Motor Co.(1)	58,739	876,386
Harley-Davidson, Inc.	41,371	1,537,346
Hyundai Motor Co.	13,851	3,252,686
Nissan Motor Co. Ltd.	229,800	2,303,098
PT Astra International Tbk	86,500	595,525
Tofas Turk Otomobil Fabrikasi AS	72,278	349,792
		10,834,872
BEVERAGES — 1.0%
Anheuser-Busch InBev NV	29,615	1,789,150
Cia de Bebidas das Americas Preference Shares ADR	32,103	1,012,529
Coca-Cola Co. (The)	83,125	5,553,581
Coca-Cola Enterprises, Inc.	42,711	1,233,921
Constellation Brands, Inc., Class A(1)	16,765	368,159
Dr Pepper Snapple Group, Inc.	52,834	2,176,761
Fomento Economico Mexicano SAB de CV ADR	7,827	484,726
Hansen Natural Corp.(1)	6,207	444,731
PepsiCo, Inc.	46,134	3,281,050
Pernod-Ricard SA	9,409	953,764
Primo Water Corp.(1)	2,005	28,371
		17,326,743

Shares/ Principal Amount	Value
BIOTECHNOLOGY — 0.9%
Acorda Therapeutics, Inc.(1)	1,145	$37,613
Alexion Pharmaceuticals, Inc.(1)	43,725	2,073,439
Alkermes, Inc.(1)	1,102	20,189
AMAG Pharmaceuticals, Inc.(1)	849	15,673
Amgen, Inc.(1)	82,288	4,981,715
ARIAD Pharmaceuticals, Inc.(1)	3,754	32,585
Biogen Idec, Inc.(1)	26,809	2,539,617
Cephalon, Inc.(1)	15,683	1,249,778
Cepheid, Inc.(1)	1,625	52,195
Cubist Pharmaceuticals, Inc.(1)	1,636	63,035
Geron Corp.(1)	4,030	17,692
Gilead Sciences, Inc.(1)	48,451	2,022,345
Human Genome Sciences, Inc.(1)	11,568	316,616
ImmunoGen, Inc.(1)	1,956	23,785
Incyte Corp. Ltd.(1)	2,454	43,509
InterMune, Inc.(1)	1,314	48,881
Isis Pharmaceuticals, Inc.(1)	3,014	27,819
Micromet, Inc.(1)	2,811	17,400
Momenta Pharmaceuticals, Inc.(1)	1,287	25,753
Onyx Pharmaceuticals, Inc.(1)	1,669	70,849
PDL BioPharma, Inc.	4,389	29,143
Pharmasset, Inc.(1)	857	87,585
Savient Pharmaceuticals, Inc.(1)	2,589	21,981
Seattle Genetics, Inc.(1)	2,618	50,711
Theravance, Inc.(1)	1,878	49,072
Vertex Pharmaceuticals, Inc.(1)	20,100	1,085,199
		15,004,179
BUILDING PRODUCTS(2)
Apogee Enterprises, Inc.	1,100	14,564
China Liansu Group Holdings Ltd.	495,000	417,408
Nortek, Inc.(1)	200	7,900
Simpson Manufacturing Co., Inc.	700	19,614
		459,486
CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.(1)	7,500	792,975
American Capital Ltd.(1)	75,100	743,490
Ameriprise Financial, Inc.	17,935	1,098,160
Apollo Investment Corp.	9,700	110,677
Ares Capital Corp.	2,500	42,050
Artio Global Investors, Inc.	4,100	57,359
Bank of New York Mellon Corp. (The)	54,500	1,531,995
BGC Partners, Inc., Class A	5,194	43,162
BlackRock Kelso Capital Corp.	3,300	32,703
BlackRock, Inc.	6,755	1,388,558
Calamos Asset Management, Inc., Class A	1,144	17,148
Charles Schwab Corp. (The)	55,061	991,649
Fifth Street Finance Corp.	3,100	38,223
Franklin Resources, Inc.	11,611	1,504,553
Goldman Sachs Group, Inc. (The)	17,200	2,420,556
Hercules Technology Growth Capital, Inc.	5,600	61,320
HFF, Inc., Class A(1)	7,051	115,143
Investment Technology Group, Inc.(1)	700	10,598
KKR & Co. LP	44,696	768,324
Knight Capital Group, Inc., Class A(1)	2,700	33,318
Lazard Ltd., Class A	18,000	701,100
Legg Mason, Inc.	65,364	2,211,918
MCG Capital Corp.	6,100	41,968
Morgan Stanley	87,388	2,111,294
Northern Trust Corp.	41,956	2,047,033
PennantPark Investment Corp.	5,300	65,879
Piper Jaffray Cos.(1)	900	29,898
Prospect Capital Corp.	2,600	30,446
Raymond James Financial, Inc.	18,000	643,320
Schroders plc	30,522	824,520
State Street Corp.	8,406	384,743
T. Rowe Price Group, Inc.	9,956	630,215
TradeStation Group, Inc.(1)	5,200	50,648
UBS AG(1)	102,150	1,963,019
		23,537,962

Shares/ Principal Amount	Value
CHEMICALS — 1.5%
A. Schulman, Inc.	1,100	$28,039
Air Liquide SA	14,672	2,041,313
Albemarle Corp.	28,600	2,026,024
Arch Chemicals, Inc.	600	21,690
Balchem Corp.	1,610	69,472
BASF SE	19,700	1,820,154
Calgon Carbon Corp.(1)	1,491	25,720
China BlueChemical Ltd. H Shares	584,000	466,080
China Lumena New Materials Corp.	718,000	318,812
Christian Hansen Holding A/S	35,390	851,946
Cytec Industries, Inc.	600	33,714
E.I. du Pont de Nemours & Co.	47,281	2,520,077
Flotek Industries, Inc.(1)	3,617	32,119
Georgia Gulf Corp.(1)	648	18,364
H.B. Fuller Co.	2,300	51,267
International Flavors & Fragrances, Inc.	12,900	826,374
Intrepid Potash, Inc.(1)	2,849	91,709
JSR Corp.	39,500	784,182
LG Chem Ltd.	3,708	1,843,437
LyondellBasell Industries NV, Class A	24,420	1,069,840
Minerals Technologies, Inc.	8,038	546,584
Monsanto Co.	12,086	858,589
Olin Corp.	1,000	24,020
OM Group, Inc.(1)	1,450	54,056
PPG Industries, Inc.	39,568	3,509,682
Sensient Technologies Corp.	900	34,245
Sigma-Aldrich Corp.	9,332	655,946
Solutia, Inc.(1)	5,170	129,095
Syngenta AG(1)	5,160	1,782,177
Umicore SA	12,610	695,889
W.R. Grace & Co.(1)	23,328	1,091,517
Yara International ASA	16,870	1,017,714
		25,339,847
COMMERCIAL BANKS — 3.0%
Agricultural Bank of China Ltd. H Shares(1)	1,084,000	664,045
American National Bankshares, Inc.	1,500	30,225
Associated Banc-Corp.	3,500	49,315
Banco Bilbao Vizcaya Argentaria SA	161,916	1,896,841
BancorpSouth, Inc.	2,100	26,964
Barclays plc	236,762	1,081,914
BNP Paribas	22,315	1,745,860
BOK Financial Corp.	5,461	289,488
Boston Private Financial Holdings, Inc.	6,800	44,880
Cathay General Bancorp.	6,509	106,097
CIMB Group Holdings Bhd	176,200	489,959
Comerica, Inc.	32,334	1,167,581
Commerce Bancshares, Inc.	25,014	1,070,099
Commonwealth Bank of Australia	13,660	739,695
Community Bank System, Inc.	1,100	27,588
Cullen/Frost Bankers, Inc.	4,509	262,604
CVB Financial Corp.	2,700	24,219
DBS Group Holdings Ltd.	55,000	660,158
East West Bancorp., Inc.	1,200	24,108
F.N.B. Corp.	3,900	41,145
First Commonwealth Financial Corp.	2,200	12,870
First Horizon National Corp.	12,600	132,426
First Interstate Bancsystem, Inc.	1,900	26,980
First Midwest Bancorp., Inc.	2,900	35,496
First Republic Bank(1)	1,100	35,475
FirstMerit Corp.	4,000	65,160
Fulton Financial Corp.	7,300	81,322
HDFC Bank Ltd.	14,504	772,811
Heritage Financial Corp.	3,000	40,620
Home Bancshares, Inc.	1,365	32,733
HSBC Holdings plc (Hong Kong)	124,197	1,310,970
IBERIABANK Corp.	700	41,125
ICICI Bank Ltd.	30,500	732,202
Industrial & Commercial Bank of China Ltd. H Shares(1)	2,460,700	2,064,806
Itau Unibanco Holding SA Preference Shares	55,754	1,260,495
Kasikornbank PCL NVDR	208,200	855,539
Lakeland Financial Corp.	1,900	42,465
MB Financial, Inc.	1,400	27,818
Mitsubishi UFJ Financial Group, Inc.	244,500	1,131,774

	Shares/ Principal Amount	Value
Nara Bancorp., Inc.(1)	4,780	$40,582
National Bankshares, Inc.	1,100	27,643
Old National Bancorp.	3,500	37,800
OTP Bank plc(1)	16,276	538,930
Pacific Continental Corp.	2,700	25,029
Park Sterling Corp.(1)	6,700	33,500
Pinnacle Financial Partners, Inc.(1)	4,277	66,336
PNC Financial Services Group, Inc.	48,577	3,032,176
Powszechna Kasa Oszczednosci Bank Polski SA	135,503	2,173,837
PrivateBancorp, Inc.	3,389	55,478
PT Bank Mandiri (Persero) Tbk	1,711,801	1,447,701
PT Bank Rakyat Indonesia (Persero) Tbk	872,000	650,572
Sandy Spring Bancorp, Inc.	958	18,039
Sberbank of Russia	883,022	3,123,505
Standard Chartered plc	41,996	1,126,381
SunTrust Banks, Inc.	18,025	507,043
SVB Financial Group(1)	600	35,628
Swedbank AB A Shares	123,060	2,291,263
Synovus Financial Corp.	16,400	39,032
TCF Financial Corp.	2,800	42,140
Texas Capital Bancshares, Inc.(1)	2,497	62,500
Trico Bancshares	2,300	34,201
Trustmark Corp.	1,800	42,912
Turkiye Garanti Bankasi AS	250,575	1,120,019
U.S. Bancorp.	120,551	3,086,106
Umpqua Holdings Corp.	3,000	35,940
UniCredit SpA	944,340	2,154,317
United Bankshares, Inc.	1,100	26,675
Washington Banking Co.	1,900	25,213
Webster Financial Corp.	3,000	62,580
Wells Fargo & Co.	335,682	9,523,298
West Coast Bancorp.(1)	2,826	49,338
Westamerica Bancorp.	1,845	92,804
Wintrust Financial Corp.	1,300	42,211
		50,816,601
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Aggreko plc	40,550	1,250,288
Avery Dennison Corp.	17,600	745,184
Brink’s Co. (The)	1,500	44,625
Cintas Corp.	17,623	578,916
Deluxe Corp.	2,527	65,045
Metalico, Inc.(1)	6,300	37,296
Pitney Bowes, Inc.	11,534	275,547
Republic Services, Inc.	81,364	2,564,593
Steelcase, Inc., Class A	6,728	73,134
Stericycle, Inc.(1)	16,200	1,443,258
SYKES Enterprises, Inc.(1)	3,400	73,542
Team, Inc.(1)	1,762	40,526
US Ecology, Inc.	3,200	56,128
Waste Management, Inc.	8,159	317,222
		7,565,304
COMMUNICATIONS EQUIPMENT — 1.1%
Acme Packet, Inc.(1)	3,196	241,905
Alcatel-Lucent(1)	165,130	934,717
Aruba Networks, Inc.(1)	21,800	619,556
Bel Fuse, Inc., Class B	1,800	35,226
Blue Coat Systems, Inc.(1)	2,200	50,490
Cisco Systems, Inc.	248,509	4,174,951
Comba Telecom Systems Holdings Ltd.	301,952	334,835
DG FastChannel, Inc.(1)	800	28,304
Emulex Corp.(1)	51,205	476,206
F5 Networks, Inc.(1)	6,200	704,196
Finisar Corp.(1)	1,328	31,899
HTC Corp.	100,250	4,284,858
Juniper Networks, Inc.(1)	25,773	943,550
Motorola Solutions, Inc.(1)	7,430	355,674
Netgear, Inc.(1)	2,322	97,176
Oplink Communications, Inc.(1)	3,778	69,817
QUALCOMM, Inc.	57,355	3,360,429
Research In Motion Ltd.(1)	6,713	287,652
Riverbed Technology, Inc.(1)	13,973	529,856
ShoreTel, Inc.(1)	2,304	25,344
Sycamore Networks, Inc.	1,748	42,372
Telefonaktiebolaget LM Ericsson B Shares	70,910	1,051,369
Tellabs, Inc.	7,800	35,646
ZTE Corp. H Shares	99,280	354,164
		19,070,192
COMPUTERS & PERIPHERALS — 1.5%
Apple, Inc.(1)	34,807	12,106,919
Avid Technology, Inc.(1)	1,177	20,562
Catcher Technology Co. Ltd.	145,000	948,720
Dell, Inc.(1)	250,843	4,033,556

Shares/ Principal Amount	Value
Electronics for Imaging, Inc.(1)	2,500	$45,125
EMC Corp.(1)	82,037	2,335,593
Hewlett-Packard Co.	48,219	1,802,426
Lexmark International, Inc., Class A(1)	44,464	1,324,138
NetApp, Inc.(1)	27,831	1,524,304
QLogic Corp.(1)	2,500	40,450
SanDisk Corp.(1)	7,817	371,464
Stratasys, Inc.(1)	929	32,701
Synaptics, Inc.(1)	994	27,882
USA Technologies, Inc.(1)	16,908	38,888
Western Digital Corp.(1)	11,300	414,145
		25,066,873
CONSTRUCTION & ENGINEERING — 0.3%
Chicago Bridge & Iron Co. NV New York Shares	1,346	51,229
Comfort Systems USA, Inc.	2,200	22,814
EMCOR Group, Inc.(1)	1,800	54,666
Fluor Corp.	8,369	576,875
Foster Wheeler AG(1)	19,100	654,366
Granite Construction, Inc.	7,200	197,928
KBR, Inc.	60,732	2,266,518
Larsen & Toubro Ltd.	4,750	173,196
Pike Electric Corp.(1)	4,683	41,726
URS Corp.(1)	5,302	233,606
		4,272,924
CONSTRUCTION MATERIALS — 0.2%
China National Building Material Co. Ltd. H Shares	450,000	915,512
CRH plc	54,410	1,186,900
Martin Marietta Materials, Inc.	300	25,698
PT Semen Gresik (Persero) Tbk	401,500	456,375
Texas Industries, Inc.	600	25,134
		2,609,619
CONSUMER FINANCE — 0.4%
American Express Co.	79,188	4,086,101
Cash America International, Inc.	21,575	1,123,195
Discover Financial Services	58,600	1,397,024
EZCORP, Inc., Class A(1)	2,996	98,239
International Personal Finance plc	112,910	691,000
World Acceptance Corp.(1)	2,221	148,096
		7,543,655
CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc.	38,844	1,286,513
Crown Holdings, Inc.(1)	39,100	1,587,851
Silgan Holdings, Inc.	1,100	49,379
Sonoco Products Co.	1,700	60,214
		2,983,957
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	1,000	35,740
Genuine Parts Co.	3,677	201,499
Li & Fung Ltd.	520,000	1,155,919
		1,393,158
DIVERSIFIED — 0.2%
Consumer Staples Select Sector SPDR Fund	4,506	145,589
Health Care Select Sector SPDR Fund	4,040	145,925
iShares Dow Jones U.S. Healthcare Sector Index Fund	1,803	135,495
iShares MSCI Emerging Markets Index Fund	35,025	1,700,464
iShares Russell 1000 Growth Index Fund	5,566	343,812
iShares Russell 2000 Index Fund	800	67,864
iShares Russell 2000 Value Index Fund	2,300	173,167
iShares Russell Midcap Value Index Fund	21,427	1,050,566
iShares S&P Global Telecommunications Sector Index Fund	931	58,467
Utilities Select Sector SPDR Fund	4,288	145,234
		3,966,583
DIVERSIFIED CONSUMER SERVICES — 0.2%
Career Education Corp.(1)	3,777	81,205
H&R Block, Inc.	34,528	559,354
ITT Educational Services, Inc.(1)	24,867	1,710,352
K12, Inc.(1)	682	23,734
Regis Corp.	1,100	16,423
Sotheby’s	3,509	149,343
Steiner Leisure, Ltd.(1)	1,508	75,400
Weight Watchers International, Inc.	11,500	922,760
		3,538,571

Shares/ Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Bank of America Corp.	331,916	$3,900,013
Citigroup, Inc.	132,516	5,453,033
Compass Diversified Holdings	2,800	43,708
Encore Capital Group, Inc.(1)	1,367	45,234
JPMorgan Chase & Co.	168,757	7,297,053
McGraw-Hill Cos., Inc. (The)	54,665	2,321,623
ORIX Corp.	18,590	1,781,505
		20,842,169
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	337,230	10,642,979
Atlantic Tele-Network, Inc.	1,100	42,053
CenturyLink, Inc.	56,211	2,427,753
China Unicom (Hong Kong) Ltd.	406,000	896,789
China Unicom (Hong Kong) Ltd. ADR	71,881	1,587,133
Consolidated Communications Holdings, Inc.	14,073	269,357
Premiere Global Services, Inc.(1)	3,193	26,885
TELUS Corp.	12,904	706,300
Verizon Communications, Inc.	212,831	7,859,849
Vonage Holdings Corp.(1)	12,335	58,838
Windstream Corp.	28,551	384,011
		24,901,947
ELECTRIC UTILITIES — 0.6%
American Electric Power Co., Inc.	52,618	2,010,008
Central Vermont Public Service Corp.	700	24,010
Empire District Electric Co. (The)	11,076	212,216
Entergy Corp.	29,454	2,007,290
Exelon Corp.	16,500	690,525
FirstEnergy Corp.	1,586	70,767
Fortum Oyj	28,150	943,674
Great Plains Energy, Inc.	21,318	451,302
IDACORP, Inc.	700	27,559
Northeast Utilities	17,758	625,792
NV Energy, Inc.	66,219	1,044,274
Portland General Electric Co.	15,497	402,457
PPL Corp.	38,800	1,093,772
Unitil Corp.	1,400	35,882
Westar Energy, Inc.	44,106	1,199,242
		10,838,770
ELECTRICAL EQUIPMENT — 0.6%
ABB Ltd.(1)	44,320	1,190,335
Belden, Inc.	500	17,970
Brady Corp., Class A	2,700	93,069
Cooper Industries plc	20,300	1,275,855
Emerson Electric Co.	11,766	641,835
Encore Wire Corp.	3,500	85,015
Franklin Electric Co., Inc.	742	33,019
Hubbell, Inc., Class B	11,426	755,944
LSI Industries, Inc.	3,800	28,576
Polypore International, Inc.(1)	15,613	1,023,432
Regal-Beloit Corp.	300	20,700
Rockwell Automation, Inc.	35,527	2,952,649
Schneider Electric SA	9,699	1,601,253
Thomas & Betts Corp.(1)	22,098	1,209,866
		10,929,518
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Anixter International, Inc.	283	19,156
Benchmark Electronics, Inc.(1)	2,400	41,472
Cognex Corp.	4,030	142,219
Corning, Inc.	2,819	56,803
CrucialTec Co. Ltd.(1)	18,426	380,149
Electro Scientific Industries, Inc.(1)	3,200	57,600
FARO Technologies, Inc.(1)	495	22,156
Hon Hai Precision Industry Co. Ltd.	417,950	1,470,780
IPG Photonics Corp.(1)	6,000	450,900
Jabil Circuit, Inc.	77,907	1,681,233
KEMET Corp.(1)	9,300	136,896
LeCroy Corp.(1)	3,077	39,816
Littelfuse, Inc.	3,545	212,700
Measurement Specialties, Inc.(1)	974	37,256
Methode Electronics, Inc.	2,600	31,096
Molex, Inc., Class A	22,245	508,076
MTS Systems Corp.	778	31,882
Murata Manufacturing Co. Ltd.	22,500	1,419,846
Park Electrochemical Corp.	1,500	45,165
PC Connection, Inc.(1)	900	7,857

Shares/ Principal Amount	Value
Plexus Corp.(1)	2,900	$108,112
Rogers Corp.(1)	300	14,079
TE Connectivity Ltd.	49,204	1,812,183
Tech Data Corp.(1)	700	33,159
TPK Holding Co. Ltd.(1)	20,000	653,080
Trimble Navigation Ltd.(1)	28,500	1,245,165
Vishay Intertechnology, Inc.(1)	114,413	1,815,734
		12,474,570
ENERGY EQUIPMENT & SERVICES — 1.5%
Atwood Oceanics, Inc.(1)	16,100	697,774
Baker Hughes, Inc.	3,200	236,576
Basic Energy Services, Inc.(1)	3,960	107,712
Bristow Group, Inc.	800	36,760
Cal Dive International, Inc.(1)	7,200	46,872
China Oilfield Services Ltd. H Shares(1)	242,000	483,273
Complete Production Services, Inc.(1)	5,255	174,413
Core Laboratories NV	24,488	2,514,673
Diamond Offshore Drilling, Inc.	7,719	568,659
FMC Technologies, Inc.(1)	14,422	643,654
Halliburton Co.	18,515	928,527
Helix Energy Solutions Group, Inc.(1)	2,500	43,800
Hornbeck Offshore Services, Inc.(1)	553	14,925
Key Energy Services, Inc.(1)	3,200	56,576
Matrix Service Co.(1)	1,899	25,390
National Oilwell Varco, Inc.	45,100	3,273,358
Petrofac Ltd.	38,156	1,010,326
Petroleum Geo-Services ASA(1)	44,530	724,064
Pioneer Drilling Co.(1)	10,565	154,671
Saipem SpA	58,444	3,087,516
Schlumberger Ltd.	49,186	4,216,224
SEACOR Holdings, Inc.	17,910	1,785,090
Seadrill Ltd.	30,940	1,123,000
Technip SA	17,530	1,889,120
Tetra Technologies, Inc.(1)	5,200	70,928
Transocean Ltd.	12,800	887,168
Unit Corp.(1)	800	46,072
		24,847,121
FOOD & STAPLES RETAILING — 1.7%
Andersons, Inc. (The)	3,375	146,239
Casey’s General Stores, Inc.	900	37,305
Costco Wholesale Corp.	21,941	1,809,694
CP ALL PCL	462,800	680,872
CVS Caremark Corp.	80,618	3,119,110
Jeronimo Martins SGPS SA	106,790	1,999,592
Kroger Co. (The)	61,500	1,526,430
Magnit OJSC GDR	66,237	2,041,472
Pantry, Inc. (The)(1)	3,324	61,394
PriceSmart, Inc.	3,631	169,386
Ruddick Corp.	600	26,370
SYSCO Corp.	76,667	2,469,444
Village Super Market, Inc., Class A	1,000	26,270
Walgreen Co.	117,649	5,133,026
Wal-Mart de Mexico SAB de CV	349,330	1,060,866
Wal-Mart Stores, Inc.	56,969	3,145,828
Weis Markets, Inc.	1,900	76,323
Wesfarmers Ltd.	32,662	1,162,284
Whole Foods Market, Inc.	58,618	3,585,077
Winn-Dixie Stores, Inc.(1)	12,783	116,453
		28,393,435
FOOD PRODUCTS — 1.5%
B&G Foods, Inc.	4,171	77,330
Campbell Soup Co.	6,608	229,628
ConAgra Foods, Inc.	14,882	378,449
Danone SA	35,260	2,587,368
Dole Food Co., Inc.(1)	2,600	34,866
Farmer Bros. Co.	1,700	17,408
General Mills, Inc.	43,812	1,742,403
Green Mountain Coffee Roasters, Inc.(1)	3,800	313,006
H.J. Heinz Co.	43,272	2,376,498
Hershey Co. (The)	49,906	2,781,262
Hormel Foods Corp.	5,378	157,737
J&J Snack Foods Corp.	700	36,064
J.M. Smucker Co. (The)	9,000	713,520
Kellogg Co.	37,683	2,147,554
Kraft Foods, Inc., Class A	56,400	1,972,308
Mead Johnson Nutrition Co.	23,299	1,579,439
Nestle SA	48,840	3,137,143
Omega Protein Corp.(1)	3,056	39,636

Shares/ Principal Amount	Value
PT Indofood CBP Sukses Makmur Tbk(1)	835,000	$494,044
Ralcorp Holdings, Inc.(1)	7,974	701,234
Sanderson Farms, Inc.	637	27,971
Sara Lee Corp.	25,389	496,355
Seneca Foods Corp., Class A(1)	700	19,201
Smithfield Foods, Inc.(1)	25,763	539,735
TreeHouse Foods, Inc.(1)	700	42,651
Tyson Foods, Inc., Class A	120,890	2,299,328
		24,942,138
GAS UTILITIES(2)
AGL Resources, Inc.	15,496	637,041
Atmos Energy Corp.	800	26,680
Chesapeake Utilities Corp.	1,300	52,572
WGL Holdings, Inc.	2,161	84,819
		801,112
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Abaxis, Inc.(1)	729	22,694
Align Technology, Inc.(1)	1,648	40,376
American Medical Systems Holdings, Inc.(1)	1,948	58,323
Arthrocare Corp.(1)	831	28,462
Boston Scientific Corp.(1)	110,392	792,615
C.R. Bard, Inc.	14,400	1,609,632
CareFusion Corp.(1)	21,325	617,998
Cie Generale d’Optique Essilor International SA	12,830	1,042,604
Cooper Cos., Inc. (The)	14,047	1,052,261
Covidien plc	28,503	1,567,665
Cutera, Inc.(1)	2,700	24,678
Cyberonics, Inc.(1)	844	27,557
DENTSPLY International, Inc.	7,045	276,446
DexCom, Inc.(1)	1,808	28,512
Edwards Lifesciences Corp.(1)	12,842	1,139,471
Gen-Probe, Inc.(1)	5,304	433,814
Haemonetics Corp.(1)	732	49,505
HeartWare International, Inc.(1)	298	21,709
Hologic, Inc.(1)	33,400	718,100
ICU Medical, Inc.(1)	800	34,688
Immucor, Inc.(1)	1,972	41,274
Insulet Corp.(1)	1,322	27,868
Integra LifeSciences Holdings Corp.(1)	650	33,338
Intuitive Surgical, Inc.(1)	1,608	561,192
Masimo Corp.	1,498	46,018
Medtronic, Inc.	58,577	2,384,084
Meridian Bioscience, Inc.	1,223	29,181
Mettler-Toledo International, Inc.(1)	8,100	1,355,697
Neogen Corp.(1)	663	29,729
NuVasive, Inc.(1)	1,231	41,595
Sirona Dental Systems, Inc.(1)	918	49,627
St. Jude Medical, Inc.	17,981	911,097
STERIS Corp.	1,578	56,950
Symmetry Medical, Inc.(1)	10,745	109,814
Utah Medical Products, Inc.	1,100	30,613
Varian Medical Systems, Inc.(1)	16,200	1,094,148
Volcano Corp.(1)	1,548	48,654
West Pharmaceutical Services, Inc.	930	43,226
Young Innovations, Inc.	4,300	122,937
Zimmer Holdings, Inc.(1)	57,041	3,865,098
Zoll Medical Corp.(1)	601	36,547
		20,505,797
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Aetna, Inc.	19,100	834,288
Alliance HealthCare Services, Inc.(1)	9,500	41,135
Amedisys, Inc.(1)	891	27,888
AMERIGROUP Corp.(1)	4,598	326,044
Amsurg Corp.(1)	1,000	25,910
Assisted Living Concepts, Inc., Class A	800	26,840
Bio-Reference Labs, Inc.(1)	779	19,421
Cardinal Health, Inc.	23,581	1,071,049
Catalyst Health Solutions, Inc.(1)	1,143	69,757
Centene Corp.(1)	1,200	41,760
Chemed Corp.	1,023	69,124
CIGNA Corp.	7,591	378,715
Express Scripts, Inc.(1)	52,805	3,145,066
Fresenius Medical Care AG & Co. KGaA	17,220	1,249,980
HealthSouth Corp.(1)	2,421	67,958
Healthspring, Inc.(1)	1,319	57,838
HMS Holdings Corp.(1)	772	60,262
Humana, Inc.(1)	36,078	2,905,361
Kindred Healthcare, Inc.(1)	1,200	29,448
Landauer, Inc.	322	19,230

Shares/ Principal Amount	Value
LifePoint Hospitals, Inc.(1)	22,122	$929,124
Lincare Holdings, Inc.	1,700	51,544
Magellan Health Services, Inc.(1)	11,448	606,057
MWI Veterinary Supply, Inc.(1)	367	30,938
National Healthcare Corp.	1,900	90,554
Owens & Minor, Inc.	4,264	147,534
Patterson Cos., Inc.	22,972	794,487
PSS World Medical, Inc.(1)	1,622	47,395
Quest Diagnostics, Inc.	16,894	986,948
Select Medical Holdings Corp.(1)	20,074	190,703
Sun Healthcare Group, Inc.(1)	1,300	12,961
U.S. Physical Therapy, Inc.	1,600	41,184
UnitedHealth Group, Inc.	66,391	3,249,839
VCA Antech, Inc.(1)	1,400	34,230
WellCare Health Plans, Inc.(1)	18,735	922,699
WellPoint, Inc.	14,400	1,125,648
		19,728,919
HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc.(1)	917	41,054
MedAssets, Inc.(1)	1,343	19,541
Quality Systems, Inc.	531	45,708
SXC Health Solutions Corp.(1)	48,200	2,840,908
		2,947,211
HOTELS, RESTAURANTS & LEISURE — 1.1%
Accor SA	26,927	1,237,101
Arcos Dorados Holdings, Inc., Class A(1)	27,900	634,725
Bally Technologies, Inc.(1)	1,400	55,174
Bob Evans Farms, Inc.	1,100	34,485
Brinker International, Inc.	10,620	273,784
Buffalo Wild Wings, Inc.(1)	400	25,056
Carnival plc	31,010	1,249,347
CEC Entertainment, Inc.	27,544	1,120,765
Chipotle Mexican Grill, Inc.(1)	6,303	1,822,008
Compass Group plc	43,880	428,136
Ctrip.com International Ltd. ADR(1)	9,640	433,800
Hyatt Hotels Corp., Class A(1)	2,936	130,887
International Speedway Corp., Class A	11,556	330,617
Jack in the Box, Inc.(1)	3,796	84,309
Marriott International, Inc., Class A	10,700	404,567
McDonald’s Corp.	30,573	2,492,923
Orient-Express Hotels Ltd., Class A(1)	2,000	23,380
Panera Bread Co., Class A(1)	10,100	1,262,803
Papa John’s International, Inc.(1)	2,057	68,148
Red Robin Gourmet Burgers, Inc.(1)	700	25,690
Royal Caribbean Cruises Ltd.(1)	18,300	713,700
Ruby Tuesday, Inc.(1)	3,100	32,860
Speedway Motorsports, Inc.	11,671	168,996
Starbucks Corp.	29,834	1,097,593
Starwood Hotels & Resorts Worldwide, Inc.	38,958	2,375,659
Vail Resorts, Inc.(1)	900	43,785
Whitbread plc	18,410	494,575
WMS Industries, Inc.(1)	1,000	31,460
Wyndham Worldwide Corp.	7,900	274,999
Wynn Macau Ltd.	296,304	1,041,996
		18,413,328
HOUSEHOLD DURABLES — 0.2%
CSS Industries, Inc.	1,400	25,802
Ethan Allen Interiors, Inc.	1,000	23,270
Furniture Brands International, Inc.(1)	7,400	35,446
Helen of Troy Ltd.(1)	700	22,673
M.D.C. Holdings, Inc.	1,000	26,950
PDG Realty SA Empreendimentos e Participacoes	144,300	894,472
Tempur-Pedic International, Inc.(1)	6,296	409,492
Turkiye Sise ve Cam Fabrikalari AS	190,776	510,237
Whirlpool Corp.	18,647	1,562,619
		3,510,961
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	21,832	1,836,071
Clorox Co.	13,610	959,233
Colgate-Palmolive Co.	2,557	223,814
Energizer Holdings, Inc.(1)	10,726	826,438
Kimberly-Clark Corp.	28,643	1,956,317
LG Household & Health Care Ltd.	1,801	737,103

Shares/ Principal Amount	Value
Procter & Gamble Co. (The)	124,621	$8,349,607
Reckitt Benckiser Group plc	37,270	2,115,713
Unicharm Corp.	22,500	910,409
		17,914,705
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The)(1)	74,748	968,734
International Power plc	82,470	434,028
NRG Energy, Inc.(1)	12,200	302,072
		1,704,834
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	21,916	2,068,432
Alfa SAB de CV, Series A	48,036	694,481
General Electric Co.	606,325	11,908,223
Koninklijke Philips Electronics NV	55,942	1,553,430
Raven Industries, Inc.	2,725	152,600
Seaboard Corp.	14	32,340
Siemens AG	15,380	2,058,170
Tredegar Corp.	1,200	23,268
Tyco International Ltd.	40,231	1,985,400
		20,476,344
INSURANCE — 2.4%
ACE Ltd.	34,157	2,350,685
Admiral Group plc	43,071	1,222,355
Aflac, Inc.	16,305	779,216
AIA Group Ltd.(1)	148,600	524,925
Allianz SE	12,620	1,745,029
Allied World Assurance Co. Holdings Ltd.	24,049	1,457,850
Allstate Corp. (The)	75,165	2,358,678
Alterra Capital Holdings Ltd.	2,700	61,425
American Equity Investment Life Holding Co.	1,700	22,083
American Financial Group, Inc.	48,187	1,713,530
American International Group, Inc.(1)	22,700	646,950
AMERISAFE, Inc.(1)	3,490	80,759
Amtrust Financial Services, Inc.	4,218	95,875
Aon Corp.	15,538	810,307
Aspen Insurance Holdings Ltd.	3,100	83,266
Baldwin & Lyons, Inc., Class B	1,600	36,304
Berkshire Hathaway, Inc., Class B(1)	31,978	2,528,500
Chubb Corp. (The)	47,846	3,138,219
Hanover Insurance Group, Inc. (The)	900	36,954
HCC Insurance Holdings, Inc.	37,553	1,242,629
Horace Mann Educators Corp.	1,060	17,299
Loews Corp.	37,500	1,575,750
Marsh & McLennan Cos., Inc.	28,452	872,623
MetLife, Inc.	15,300	674,730
Ping An Insurance Group Co. H Shares	113,500	1,220,626
Platinum Underwriters Holdings Ltd.	1,300	44,382
Primerica, Inc.	14,986	321,749
Principal Financial Group, Inc.	94,648	2,959,643
ProAssurance Corp.(1)	800	56,248
Prudential Financial, Inc.	48,359	3,084,337
Symetra Financial Corp.	25,485	342,009
Torchmark Corp.	17,045	1,130,083
Transatlantic Holdings, Inc.	22,728	1,057,761
Travelers Cos., Inc. (The)	77,273	4,797,108
United Fire & Casualty Co.	1,400	26,544
Unum Group	25,619	674,036
		39,790,467
INTERNET & CATALOG RETAIL — 0.6%
Amazon.com, Inc.(1)	3,290	647,110
Expedia, Inc.	8,909	249,541
Netflix, Inc.(1)	15,742	4,262,934
priceline.com, Inc.(1)	5,316	2,738,750
Rakuten, Inc.	1,671	1,697,936
Shutterfly, Inc.(1)	560	33,947
		9,630,218
INTERNET SOFTWARE & SERVICES — 0.8%
Ancestry.com, Inc.(1)	1,769	72,759
AOL, Inc.(1)	42,108	866,161
Baidu, Inc. ADR(1)	27,335	3,709,633
Dice Holdings, Inc.(1)	10,404	153,667
Google, Inc., Class A(1)	8,764	4,636,331
Internap Network Services Corp.(1)	10,100	83,325
j2 Global Communications, Inc.(1)	903	26,178
Keynote Systems, Inc.	5,245	111,351

Shares/ Principal Amount	Value
KIT Digital, Inc.(1)	1,696	$20,776
Liquidity Services, Inc.(1)	1,304	27,332
MercadoLibre, Inc.	7,035	619,924
Rackspace Hosting, Inc.(1)	2,567	112,948
RealNetworks, Inc.(1)	8,000	29,920
Tencent Holdings Ltd.	33,000	951,261
Travelzoo, Inc.(1)	922	69,279
ValueClick, Inc.(1)	6,796	122,668
VeriSign, Inc.	46,000	1,610,920
Vocus, Inc.(1)	4,826	131,460
Yahoo Japan Corp.	2,379	788,818
Zix Corp.(1)	5,181	19,740
		14,164,451
IT SERVICES — 1.7%
Accenture plc, Class A	112,205	6,439,445
Alliance Data Systems Corp.(1)	11,900	1,117,767
Automatic Data Processing, Inc.	26,275	1,448,015
Booz Allen Hamilton Holding Corp.(1)	23,882	429,637
Cass Information Systems, Inc.	400	15,940
Cognizant Technology Solutions Corp., Class A(1)	14,900	1,132,996
Computer Sciences Corp.	25,011	997,689
DST Systems, Inc.	2,100	105,567
Euronet Worldwide, Inc.(1)	1,900	32,851
ExlService Holdings, Inc.(1)	1,044	24,513
Fiserv, Inc.(1)	11,300	729,076
Global Payments, Inc.	12,789	664,516
Heartland Payment Systems, Inc.	3,798	72,238
Infosys Technologies Ltd.	8,637	533,594
International Business Machines Corp.	56,781	9,592,014
ManTech International Corp., Class A	763	34,350
MasterCard, Inc., Class A	3,912	1,122,940
MAXIMUS, Inc.	890	74,582
NeuStar, Inc., Class A(1)	1,900	50,844
Teradata Corp.(1)	17,100	954,009
Total System Services, Inc.	5,800	107,880
VeriFone Systems, Inc.(1)	16,700	803,771
Visa, Inc., Class A	28,733	2,329,097
		28,813,331
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc.(1)	2,200	31,570
Mattel, Inc.	16,546	436,731
Polaris Industries, Inc.	18,485	2,039,820
		2,508,121
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Bruker Corp.(1)	8,608	169,750
Illumina, Inc.(1)	20,800	1,499,264
Luminex Corp.(1)	1,189	24,814
PAREXEL International Corp.(1)	1,621	40,801
Pharmaceutical Product Development, Inc.	1,000	28,850
Sequenom, Inc.(1)	2,877	22,815
Thermo Fisher Scientific, Inc.(1)	8,067	527,985
Waters Corp.(1)	12,700	1,251,712
		3,565,991
MACHINERY — 2.2%
3D Systems Corp.(1)	1,889	37,761
Actuant Corp., Class A	800	20,112
AGCO Corp.(1)	35,700	1,844,619
Alfa Laval AB	47,450	1,048,116
Altra Holdings, Inc.(1)	1,900	50,065
Atlas Copco AB A Shares	48,150	1,273,481
Barnes Group, Inc.	700	16,877
Blount International, Inc.(1)	3,400	57,630
Briggs & Stratton Corp.	1,500	31,275
Cascade Corp.	1,185	48,146
Caterpillar, Inc.	31,266	3,307,943
CIRCOR International, Inc.	397	17,591
CNH Global NV(1)	20,750	878,140
Commercial Vehicle Group, Inc.(1)	973	15,062
Cummins, Inc.	11,800	1,241,832
Deere & Co.	16,162	1,391,225
Doosan Infracore Co. Ltd.(1)	11,330	258,109
Douglas Dynamics, Inc.	1,700	26,333
Dover Corp.	34,080	2,291,198
Eaton Corp.	42,649	2,203,674
EnPro Industries, Inc.(1)	1,109	50,548
FANUC CORP.	9,400	1,444,975
FreightCar America, Inc.(1)	600	16,590
Graham Corp.	665	15,169
Harsco Corp.	17,800	596,478
Hyundai Heavy Industries Co. Ltd.	1,837	861,931

Shares/ Principal Amount	Value
Illinois Tool Works, Inc.	28,456	$1,631,098
Ingersoll-Rand plc	23,300	1,162,670
Joy Global, Inc.	24,184	2,168,096
Kadant, Inc.(1)	1,490	43,836
Kaydon Corp.	29,955	1,089,463
Komatsu Ltd.	50,100	1,499,417
Lincoln Electric Holdings, Inc.	300	22,395
Lindsay Corp.	3,161	212,040
Manitowoc Co., Inc. (The)	30,300	546,006
Middleby Corp.(1)	1,024	88,115
Mueller Industries, Inc.	1,500	55,770
Mueller Water Products, Inc., Class A	7,800	31,512
NACCO Industries, Inc., Class A	365	35,697
NN, Inc.(1)	4,742	68,806
Oshkosh Corp.(1)	2,400	66,480
Parker-Hannifin Corp.	11,107	986,857
Robbins & Myers, Inc.	3,965	174,698
Samsung Heavy Industries Co. Ltd.	22,520	961,650
Sany Heavy Equipment International Holdings Co. Ltd.	449,500	535,480
Sauer-Danfoss, Inc.(1)	17,868	954,151
Stanley Black & Decker, Inc.	4,969	367,110
Tata Motors Ltd.	18,156	441,517
Timken Co.	12,413	640,759
Titan International, Inc.	43,923	1,207,443
Trinity Industries, Inc.	18,700	643,093
Twin Disc, Inc.	802	26,755
Volvo AB B Shares	81,670	1,479,225
Wabash National Corp.(1)	7,186	69,489
WABCO Holdings, Inc.(1)	20,157	1,381,762
		37,636,270
MARINE — 0.1%
Alexander & Baldwin, Inc.	500	24,485
Diana Shipping, Inc.(1)	8,100	93,069
Genco Shipping & Trading Ltd.(1)	2,800	22,288
Kuehne + Nagel International AG	6,351	1,000,729
		1,140,571
MEDIA — 1.7%
CBS Corp., Class B	81,500	2,277,925
Charter Communications, Inc., Class A(1)	4,293	242,512
Comcast Corp., Class A	232,069	5,857,422
DirecTV, Class A(1)	33,052	1,661,193
DISH Network Corp., Class A(1)	1,638	49,599
E.W. Scripps Co. (The), Class A(1)	8,900	76,362
Entercom Communications Corp., Class A(1)	4,300	39,861
Entravision Communications Corp., Class A(1)	18,700	38,709
Eutelsat Communications SA	22,570	1,003,505
Focus Media Holding Ltd. ADR(1)	66,068	2,064,625
Gannett Co., Inc.	3,004	42,837
Harte-Hanks, Inc.	2,200	18,040
Imax Corp.(1)	41,300	1,536,773
Interpublic Group of Cos., Inc. (The)	89,236	1,064,585
Journal Communications, Inc., Class A(1)	4,000	21,560
Kabel Deutschland Holding AG(1)	25,623	1,750,273
Knology, Inc.(1)	1,500	23,415
LIN TV Corp., Class A(1)	10,200	48,348
MDC Partners, Inc., Class A	5,092	93,540
Naspers Ltd. N Shares	6,365	379,942
Omnicom Group, Inc.	4,459	208,547
Publicis Groupe SA	17,360	957,943
Scripps Networks Interactive, Inc., Class A	18,385	927,155
Sinclair Broadcast Group, Inc., Class A	7,837	75,392
Time Warner Cable, Inc.	14,600	1,127,412
Time Warner, Inc.	124,632	4,540,344
Viacom, Inc., Class B	20,900	1,053,569
Walt Disney Co. (The)	17,227	717,160
		27,898,548
METALS & MINING — 1.8%
Allied Nevada Gold Corp.(1)	3,295	122,179
Antofagasta plc	75,783	1,659,525
BHP Billiton Ltd.	56,789	2,708,248
Century Aluminum Co.(1)	1,500	24,210
Cliffs Natural Resources, Inc.	32,084	2,910,019
Coeur d’Alene Mines Corp.(1)	1,900	52,383

Shares/ Principal Amount	Value
Commercial Metals Co.	2,500	$37,225
Exxaro Resources Ltd.	38,008	906,431
Ferrexpo plc	91,030	686,676
Freeport-McMoRan Copper & Gold, Inc.	80,397	4,151,701
Globe Specialty Metals, Inc.	5,738	130,023
Haynes International, Inc.	300	16,881
Hecla Mining Co.(1)	6,000	50,940
Hyundai Steel Co.	3,931	434,742
Iluka Resources Ltd.	30,650	514,428
Kaiser Aluminum Corp.	400	21,096
Materion Corp.(1)	2,810	111,473
Mesabi Trust	809	26,349
Newmont Mining Corp.	64,218	3,632,812
Nucor Corp.	19,200	812,928
Rio Tinto plc	40,190	2,812,043
Royal Gold, Inc.	400	24,808
RTI International Metals, Inc.(1)	1,377	52,505
Schnitzer Steel Industries, Inc., Class A	500	29,550
Sesa Goa Ltd.	26,799	172,485
Thompson Creek Metals Co., Inc.(1)	4,000	43,440
ThyssenKrupp AG	20,260	964,958
Vale SA Preference Shares	96,700	2,742,719
Walter Energy, Inc.	14,131	1,760,016
Worthington Industries, Inc.	1,200	26,196
Xingda International Holdings Ltd.	280,000	299,642
Xstrata plc	114,730	2,695,656
		30,634,287
MULTILINE RETAIL — 0.6%
Big Lots, Inc.(1)	2,300	76,843
Dillard’s, Inc., Class A	26,996	1,516,905
Dollar Tree, Inc.(1)	23,000	1,466,020
Fred’s, Inc., Class A	3,100	45,105
Golden Eagle Retail Group Ltd.	60,000	157,049
Kohl’s Corp.	36,686	1,953,162
Macy’s, Inc.	51,465	1,486,309
Target Corp.	69,273	3,431,092
		10,132,485
MULTI-UTILITIES — 0.5%
Ameren Corp.	35,505	1,054,854
Avista Corp.	1,500	37,395
Black Hills Corp.	1,400	43,428
Consolidated Edison, Inc.	10,258	544,289
DTE Energy Co.	1,713	88,425
Integrys Energy Group, Inc.	37,444	1,959,819
MDU Resources Group, Inc.	2,500	59,075
National Grid plc	107,710	1,111,424
NorthWestern Corp.	1,000	33,070
PG&E Corp.	60,065	2,605,620
Vectren Corp.	1,800	50,796
Wisconsin Energy Corp.	5,156	161,228
Xcel Energy, Inc.	27,583	682,403
		8,431,826
OFFICE ELECTRONICS(2)
Zebra Technologies Corp., Class A(1)	800	35,560
OIL, GAS & CONSUMABLE FUELS — 5.0%
Apache Corp.	13,300	1,657,180
Banpu PCL	38,300	931,780
Berry Petroleum Co., Class A	1,300	68,133
BG Group plc	104,450	2,429,668
Bill Barrett Corp.(1)	1,400	62,398
Brigham Exploration Co.(1)	38,600	1,202,004
Canadian Natural Resources Ltd.	10,115	441,115
Chevron Corp.	124,665	13,078,605
CNOOC Ltd.	822,000	2,079,353
Concho Resources, Inc.(1)	18,200	1,721,902
ConocoPhillips	109,393	8,009,756
Crosstex Energy LP	5,156	94,510
Devon Energy Corp.	9,673	813,209
DHT Holdings, Inc.	5,300	21,200
EQT Corp.	26,451	1,433,115
Exxon Mobil Corp.	245,496	20,491,551
Forest Oil Corp.(1)	1,400	41,860
Goodrich Petroleum Corp.(1)	3,380	69,121
Gulfport Energy Corp.(1)	2,561	75,780
Imperial Oil Ltd.	45,175	2,243,713
James River Coal Co.(1)	1,500	32,880
Marathon Oil Corp.	26,457	1,433,176
Murphy Oil Corp.	50,295	3,464,823
Noble Energy, Inc.	2,351	219,113
Nordic American Tanker Shipping	3,900	91,104
NovaTek OAO GDR	7,404	1,010,261
Occidental Petroleum Corp.	57,083	6,156,402

Shares/ Principal Amount	Value
Overseas Shipholding Group, Inc.	6,400	$174,784
Patriot Coal Corp.(1)	2,800	64,764
Penn Virginia Corp.	6,200	90,458
Petroleo Brasileiro SA-Petrobras ADR	29,740	929,672
Petroleum Development Corp.(1)	1,900	69,065
Rosetta Resources, Inc.(1)	200	9,830
Rosneft Oil Co. OJSC GDR	54,580	474,318
Royal Dutch Shell plc B Shares	56,590	2,056,641
SandRidge Energy, Inc.(1)	106,200	1,202,184
Sasol Ltd.	21,475	1,143,174
Southwestern Energy Co.(1)	28,945	1,266,923
Spectra Energy Partners LP	15,007	480,224
Stone Energy Corp.(1)	2,173	70,101
Suncor Energy, Inc.	19,760	824,990
Swift Energy Co.(1)	2,500	98,075
Total SA ADR	20,900	1,203,631
Ultra Petroleum Corp.(1)	6,434	312,821
Valero Energy Corp.	96,563	2,655,483
W&T Offshore, Inc.	10,283	266,330
Western Refining, Inc.(1)	7,714	134,455
Whiting Petroleum Corp.(1)	11,400	764,940
Williams Partners LP	8,838	467,707
		84,134,282
PAPER & FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	6,027	153,508
Domtar Corp.	20,790	2,130,559
International Paper Co.	28,200	880,404
KapStone Paper and Packaging Corp.(1)	9,985	164,253
MeadWestvaco Corp.	6,286	213,850
P.H. Glatfelter Co.	1,500	23,115
		3,565,689
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	13,159	1,348,929
Herbalife Ltd.	35,722	2,010,434
Natura Cosmeticos SA	16,900	450,096
Nu Skin Enterprises, Inc., Class A	2,825	110,429
Prestige Brands Holdings, Inc.(1)	2,700	34,857
		3,954,745
PHARMACEUTICALS — 2.7%
Abbott Laboratories	113,476	5,929,121
Allergan, Inc.	16,512	1,366,038
Auxilium Pharmaceuticals, Inc.(1)	1,248	27,943
Bristol-Myers Squibb Co.	32,717	940,941
Celltrion, Inc.	18,946	646,514
Eli Lilly & Co.	87,030	3,348,914
Impax Laboratories, Inc.(1)	3,123	83,853
Johnson & Johnson	172,957	11,638,276
Medicis Pharmaceutical Corp., Class A	1,900	71,193
Merck & Co., Inc.	134,135	4,929,461
Nektar Therapeutics(1)	3,273	31,683
Novartis AG	52,670	3,406,110
Novo Nordisk A/S B Shares	20,338	2,553,252
Pfizer, Inc.	356,668	7,650,529
Questcor Pharmaceuticals, Inc.(1)	1,635	37,719
Salix Pharmaceuticals Ltd.(1)	1,588	63,568
Shire plc	56,900	1,800,049
Teva Pharmaceutical Industries Ltd. ADR	28,294	1,440,165
ViroPharma, Inc.(1)	3,600	69,660
VIVUS, Inc.(1)	2,646	23,205
		46,058,194
PROFESSIONAL SERVICES — 0.3%
51job, Inc. ADR(1)	5,029	287,206
Adecco SA(1)	20,380	1,393,570
Capita Group plc (The)	53,860	653,117
CDI Corp.	2,800	39,340
Heidrick & Struggles International, Inc.	3,100	64,945
Kelly Services, Inc., Class A(1)	5,705	100,579
Kforce, Inc.(1)	2,600	35,074
Korn/Ferry International(1)	2,100	44,856
Mistras Group, Inc.(1)	2,641	45,980
SFN Group, Inc.(1)	5,200	54,028
SGS SA	740	1,472,004
		4,190,699
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	8,997	742,612
AMB Property Corp.	16,835	622,727

Shares/ Principal Amount	Value
American Campus Communities, Inc.	15,900	$561,906
American Capital Agency Corp.	1,400	42,518
Annaly Capital Management, Inc.	36,089	654,294
Ashford Hospitality Trust, Inc.	9,599	136,978
Associated Estates Realty Corp.	3,600	60,696
AvalonBay Communities, Inc.	10,419	1,386,456
Boston Properties, Inc.	18,319	1,984,864
BRE Properties, Inc.	12,861	656,168
Camden Property Trust	11,653	749,055
Campus Crest Communities, Inc.	3,000	38,400
Capstead Mortgage Corp.	23,091	306,418
CBL & Associates Properties, Inc.	1,800	34,632
Chimera Investment Corp.	19,000	74,290
Colonial Properties Trust	15,600	329,160
CommonWealth REIT	900	23,490
Corporate Office Properties Trust	8,639	305,993
CreXus Investment Corp.	2,300	26,013
DCT Industrial Trust, Inc.	6,466	36,598
Developers Diversified Realty Corp.	28,201	408,633
Digital Realty Trust, Inc.	12,986	809,937
Douglas Emmett, Inc.	24,900	524,145
Duke Realty Corp.	2,400	36,096
DuPont Fabros Technology, Inc.	6,388	166,982
Equity Residential	31,900	1,972,377
Essex Property Trust, Inc.	5,109	703,050
Extra Space Storage, Inc.	30,356	660,547
Federal Realty Investment Trust	6,433	563,531
First Industrial Realty Trust, Inc.(1)	17,540	220,653
First Potomac Realty Trust	2,500	41,950
General Growth Properties, Inc.	82,838	1,365,170
Getty Realty Corp.	1,100	28,545
Glimcher Realty Trust	19,188	196,485
Government Properties Income Trust	49,652	1,314,785
Hatteras Financial Corp.	2,200	64,262
HCP, Inc.	36,404	1,381,168
Health Care REIT, Inc.	18,709	995,132
Healthcare Realty Trust, Inc.	1,100	24,222
Highwoods Properties, Inc.	1,500	54,120
Host Hotels & Resorts, Inc.	60,736	1,067,739
Inland Real Estate Corp.	2,300	20,999
Kilroy Realty Corp.	10,112	419,345
Kimco Realty Corp.	42,124	821,839
LaSalle Hotel Properties	4,900	137,102
Lexington Realty Trust	3,901	36,825
Liberty Property Trust	16,400	591,384
Macerich Co. (The)	9,368	509,338
Mack-Cali Realty Corp.	700	24,752
Medical Properties Trust, Inc.	12,839	158,690
MFA Financial, Inc.	7,813	64,379
National Health Investors, Inc.	6,574	309,767
National Retail Properties, Inc.	2,300	59,294
Nationwide Health Properties, Inc.	8,389	367,438
Omega Healthcare Investors, Inc.	1,400	29,806
Piedmont Office Realty Trust, Inc., Class A	65,362	1,343,843
Post Properties, Inc.	11,304	475,898
ProLogis	57,838	957,797
PS Business Parks, Inc.	600	34,494
Public Storage	14,600	1,727,764
Rayonier, Inc.	27,548	1,828,912
RLJ Lodging Trust(1)	2,100	38,325
Sabra Health Care REIT, Inc.	1,500	26,115
Saul Centers, Inc.	400	15,968
Simon Property Group, Inc.	32,352	3,819,477
SL Green Realty Corp.	11,439	1,029,624
Sovran Self Storage, Inc.	1,263	52,995
Strategic Hotels & Resorts, Inc.(1)	35,834	239,729
Taubman Centers, Inc.	12,046	729,626
UDR, Inc.	19,599	510,750
Urstadt Biddle Properties, Inc., Class A	1,300	24,908
Ventas, Inc.	14,510	818,364
Vornado Realty Trust	17,679	1,739,260
Washington Real Estate Investment Trust	1,300	44,889

Shares/ Principal Amount	Value
Weyerhaeuser Co.	19,284	$415,377
Winthrop Realty Trust	2,700	33,129
		40,830,999
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
BR Malls Participacoes SA	83,100	975,447
CB Richard Ellis Group, Inc., Class A(1)	100,791	2,663,906
China Overseas Land & Investment Ltd.	214,000	449,266
Evergrande Real Estate Group Ltd.	800,000	564,313
Forest City Enterprises, Inc., Class A(1)	16,133	309,270
Jones Lang LaSalle, Inc.	13,323	1,294,330
Sumitomo Realty & Development Co. Ltd.	35,000	747,265
Sun Hung Kai Properties Ltd.	17,000	264,699
		7,268,496
ROAD & RAIL — 0.4%
Arkansas Best Corp.	1,100	26,939
Canadian National Railway Co.	17,020	1,331,068
CSX Corp.	31,525	2,499,933
Kansas City Southern(1)	18,200	1,071,798
Norfolk Southern Corp.	8,651	634,205
Old Dominion Freight Line, Inc.(1)	800	29,864
Union Pacific Corp.	8,324	873,770
Werner Enterprises, Inc.	1,900	47,652
		6,515,229
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Altera Corp.	48,969	2,354,919
Amtech Systems, Inc.(1)	3,026	66,209
Applied Materials, Inc.	145,645	2,006,988
ARM Holdings plc	320,310	3,034,565
ASML Holding NV	14,930	582,668
Atmel Corp.(1)	48,500	728,470
Cavium Networks, Inc.(1)	29,892	1,329,596
CEVA, Inc.(1)	2,523	86,615
Cirrus Logic, Inc.(1)	1,586	26,090
Cree, Inc.(1)	10,784	473,310
Cymer, Inc.(1)	500	23,935
Cypress Semiconductor Corp.(1)	41,700	976,614
Entegris, Inc.(1)	10,003	91,827
Formfactor, Inc.(1)	2,400	23,784
FSI International, Inc.(1)	8,516	37,556
GT Solar International, Inc.(1)	8,077	103,062
Integrated Device Technology, Inc.(1)	3,000	25,170
Intel Corp.	280,962	6,324,455
Intersil Corp., Class A	2,300	33,005
Lattice Semiconductor Corp.(1)	3,300	21,747
Linear Technology Corp.	27,611	955,064
LSI Corp.(1)	74,977	561,578
Marvell Technology Group Ltd.(1)	31,300	508,312
Micron Technology, Inc.(1)	79,794	813,899
MKS Instruments, Inc.	900	23,670
National Semiconductor Corp.	3,800	93,214
Novellus Systems, Inc.(1)	1,400	50,778
NXP Semiconductor NV(1)	22,800	650,484
Photronics, Inc.(1)	10,440	104,818
RF Micro Devices, Inc.(1)	4,656	29,333
Samsung Electronics Co. Ltd.	4,261	3,571,670
Semtech Corp.(1)	900	25,758
Silicon Image, Inc.(1)	4,710	35,702
Skyworks Solutions, Inc.(1)	28,616	728,849
Standard Microsystems Corp.(1)	2,500	67,050
Taiwan Semiconductor Manufacturing Co. Ltd.	591,500	1,581,293
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,925	695,635
Teradyne, Inc.(1)	141,083	2,258,739
Texas Instruments, Inc.	31,365	1,107,184
Ultratech, Inc.(1)	4,666	148,239
Veeco Instruments, Inc.(1)	11,662	671,615
Xilinx, Inc.	33,130	1,182,078
		34,215,547
SOFTWARE — 2.1%
ACI Worldwide, Inc.(1)	2,716	87,917
Activision Blizzard, Inc.	58,900	706,211
Allot Communications Ltd.(1)	3,280	50,774
Ariba, Inc.(1)	20,956	702,864
Autodesk, Inc.(1)	15,200	653,296
Cadence Design Systems, Inc.(1)	104,389	1,115,918
Callidus Software, Inc.(1)	6,039	35,570

Shares/ Principal Amount	Value
Check Point Software Technologies Ltd.(1)	16,500	$906,180
Citrix Systems, Inc.(1)	31,697	2,777,291
CommVault Systems, Inc.(1)	4,365	180,449
Compuware Corp.(1)	2,500	25,475
DemandTec, Inc.(1)	1,746	17,355
Electronic Arts, Inc.(1)	38,951	950,794
Fortinet, Inc.(1)	1,346	65,268
Glu Mobile, Inc.(1)	10,242	52,132
Informatica Corp.(1)	11,100	651,126
Interactive Intelligence, Inc.(1)	2,663	96,693
Intuit, Inc.(1)	28,796	1,554,120
JDA Software Group, Inc.(1)	1,100	36,333
Kenexa Corp.(1)	7,032	222,352
Lawson Software, Inc.(1)	700	7,791
Majesco Entertainment Co.(1)	12,146	36,559
Microsoft Corp.	406,771	10,173,343
Motricity, Inc.(1)	5,700	53,067
NCSoft Corp.	2,072	543,431
Opnet Technologies, Inc.	1,419	55,582
Oracle Corp.	173,558	5,939,155
Progress Software Corp.(1)	2,282	61,774
PROS Holdings, Inc.(1)	3,721	62,513
Quest Software, Inc.(1)	7,400	167,943
Red Hat, Inc.(1)	19,353	843,791
S1 Corp.(1)	9,600	69,888
salesforce.com, inc.(1)	17,018	2,591,161
SAP AG	16,070	999,960
Solera Holdings, Inc.	10,222	604,018
Symantec Corp.(1)	35,832	700,516
Taleo Corp., Class A(1)	1,838	68,613
TIBCO Software, Inc.(1)	3,849	108,118
VASCO Data Security International, Inc.(1)	6,716	80,189
VMware, Inc., Class A(1)	10,432	1,015,242
Websense, Inc.(1)	5,181	128,748
		35,199,520
SPECIALTY RETAIL — 1.3%
Aeropostale, Inc.(1)	1,600	30,240
American Eagle Outfitters, Inc.	2,500	33,150
Ascena Retail Group, Inc.(1)	1,000	33,460
AutoZone, Inc.(1)	6,845	2,012,430
Bed Bath & Beyond, Inc.(1)	24,326	1,310,928
Best Buy Co., Inc.	14,278	453,469
Brown Shoe Co., Inc.	3,300	34,023
Cabela’s, Inc.(1)	2,100	51,576
Cato Corp. (The), Class A	1,600	43,552
Charming Shoppes, Inc.(1)	12,549	51,953
Christopher & Banks Corp.	6,000	35,940
Coldwater Creek, Inc.(1)	8,700	16,356
Collective Brands, Inc.(1)	3,100	48,360
Finish Line, Inc. (The), Class A	1,000	23,060
Genesco, Inc.(1)	1,200	53,988
Group 1 Automotive, Inc.	300	11,619
Home Depot, Inc. (The)	58,913	2,137,364
Inditex SA	11,190	1,018,011
Kingfisher plc	120,250	569,795
Limited Brands, Inc.	31,987	1,278,200
Lithia Motors, Inc., Class A	11,069	198,135
Lowe’s Cos., Inc.	68,112	1,644,224
Men’s Wearhouse, Inc. (The)	1,500	51,645
Nitori Holdings Co. Ltd.	10,850	946,707
O’Reilly Automotive, Inc.(1)	23,000	1,382,530
PEP Boys-Manny Moe & Jack	1,200	17,040
PetSmart, Inc.	34,781	1,575,579
RadioShack Corp.	5,100	80,376
Stage Stores, Inc.	1,500	27,060
Staples, Inc.	69,280	1,165,290
Tractor Supply Co.	2,679	169,206
Ulta Salon Cosmetics & Fragrance, Inc.(1)	17,300	968,454
Williams-Sonoma, Inc.	93,690	3,667,963
		21,141,683
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
adidas AG	8,710	656,144
Burberry Group plc	41,829	909,565
Crocs, Inc.(1)	2,790	63,417
Culp, Inc.(1)	3,400	30,328
Deckers Outdoor Corp.(1)	1,639	149,313
Fossil, Inc.(1)	15,300	1,619,352
G-III Apparel Group Ltd.(1)	4,494	192,882
Iconix Brand Group, Inc.(1)	10,144	250,557
Jones Group, Inc. (The)	1,300	15,977
Lululemon Athletica, Inc.(1)	13,500	1,225,800
LVMH Moet Hennessy Louis Vuitton SA	9,430	1,650,056

Shares/ Principal Amount	Value
Oxford Industries, Inc.	1,741	$66,071
Perry Ellis International, Inc.(1)	443	13,824
Swatch Group AG (The)(1)	3,260	1,624,531
Titan Industries Ltd.	4,570	447,481
True Religion Apparel, Inc.(1)	700	20,573
VF Corp.	25,033	2,495,039
		11,430,910
THRIFTS & MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	2,100	59,556
Brookline Bancorp., Inc.	2,700	23,571
Capitol Federal Financial, Inc.	51,707	617,899
First Financial Holdings, Inc.	3,100	31,000
First Financial Northwest, Inc.(1)	4,700	27,354
First Niagara Financial Group, Inc.	4,200	59,640
Flushing Financial Corp.	1,800	24,156
Housing Development Finance Corp. Ltd.	32,315	490,768
Hudson City Bancorp., Inc.	142,287	1,299,080
Kaiser Federal Financial Group, Inc.	2,400	29,856
Oritani Financial Corp.	2,300	28,796
People’s United Financial, Inc.	86,152	1,150,129
PMI Group, Inc. (The)(1)	7,100	10,295
Provident Financial Services, Inc.	3,100	44,299
Radian Group, Inc.	3,400	16,932
Washington Federal, Inc.	2,700	42,903
		3,956,234
TOBACCO — 0.5%
Altria Group, Inc.	41,200	1,156,072
British American Tobacco plc	40,241	1,808,628
Philip Morris International, Inc.	72,688	5,215,364
		8,180,064
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Barloworld Ltd.	68,175	728,514
Beacon Roofing Supply, Inc.(1)	11,953	261,890
CAI International, Inc.(1)	3,924	91,665
DXP Enterprises, Inc.(1)	1,017	26,340
Fastenal Co.	40,300	1,337,154
GATX Corp.	600	23,832
H&E Equipment Services, Inc.(1)	1,210	17,557
Kaman Corp.	700	25,256
Lawson Products, Inc.	1,900	35,815
Mitsubishi Corp.	77,700	1,966,502
RSC Holdings, Inc.(1)	1,710	22,863
Rush Enterprises, Inc., Class A(1)	3,391	67,718
Titan Machinery, Inc.(1)	5,172	138,558
United Rentals, Inc.(1)	5,689	155,537
WESCO International, Inc.(1)	14,900	828,440
Wolseley plc	25,040	849,201
		6,576,842
TRANSPORTATION INFRASTRUCTURE(2)
China Merchants Holdings International Co. Ltd.	150,166	654,297
WATER UTILITIES(2)
Artesian Resources Corp., Class A	1,700	33,422
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
America Movil SAB de CV, Series L ADR	11,962	630,398
American Tower Corp., Class A(1)	9,859	546,977
Bharti Airtel Ltd.	120,540	1,001,262
Crown Castle International Corp.(1)	33,979	1,407,070
Millicom International Cellular SA	16,140	1,843,188
MTN Group Ltd.	59,727	1,275,072
Rogers Communications, Inc., Class B	18,095	689,920
SBA Communications Corp., Class A(1)	28,513	1,120,276
SOFTBANK CORP.	30,900	1,201,475
Vodafone Group plc	661,180	1,840,793
		11,556,431
TOTAL COMMON STOCKS (Cost $814,897,863)		1,071,563,314
U.S. Treasury Securities — 10.0%
U.S. Treasury Bonds, 5.50%, 8/15/28(3)	$150,000	181,828
U.S. Treasury Bonds, 5.375%, 2/15/31(3)	3,300,000	3,955,875
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	6,220,000	6,394,937
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	17,184,268	19,953,891

Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(3)	$339,835	$465,016
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	2,512,377	2,707,478
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(3)	1,377,594	1,483,819
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(3)	25,638,313	26,649,821
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(3)	4,155,615	4,355,280
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	33,912,918	36,723,993
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(3)	8,172,400	8,456,522
U.S. Treasury Notes, 1.375%, 9/15/12(3)	9,000,000	9,128,673
U.S. Treasury Notes, 0.50%, 11/30/12(3)	1,110,000	1,113,339
U.S. Treasury Notes, 1.375%, 3/15/13(3)	6,000,000	6,104,742
U.S. Treasury Notes, 1.25%, 3/15/14(3)	4,880,000	4,953,961
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,000,000	2,094,844
U.S. Treasury Notes, 2.00%, 4/30/16(3)	6,600,000	6,709,798
U.S. Treasury Notes, 3.00%, 8/31/16(3)	9,200,000	9,773,565
U.S. Treasury Notes, 2.625%, 4/30/18(3)	555,000	564,799
U.S. Treasury Notes, 4.00%, 8/15/18(3)	250,000	276,934
U.S. Treasury Notes, 2.625%, 8/15/20(3)	10,250,000	9,992,151
U.S. Treasury Notes, 3.625%, 2/15/21(3)	6,000,000	6,310,314
TOTAL U.S. TREASURY SECURITIES (Cost $160,212,307)		168,351,580
Corporate Bonds — 8.2%
AEROSPACE & DEFENSE — 0.1%
Alliant Techsystems, Inc., 6.75%, 4/1/16(3)	30,000	30,975
Bombardier, Inc., 7.50%, 3/15/18(3)(4)	275,000	309,375
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(3)(4)	130,000	136,337
L-3 Communications Corp., 6.375%, 10/15/15(3)	250,000	258,750
Lockheed Martin Corp., 4.25%, 11/15/19(3)	220,000	228,417
United Technologies Corp., 6.05%, 6/1/36(3)	72,000	83,571
		1,047,425
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(3)	150,000	154,500
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(3)	275,000	303,188
Tenneco, Inc., 6.875%, 12/15/20	250,000	257,500
TRW Automotive, Inc., 8.875%, 12/1/17(3)(4)	225,000	253,687
		968,875
AUTOMOBILES(2)
Allison Transmission, Inc., 7.125%, 5/15/19(3)(4)	150,000	149,625
Ford Motor Co., 7.45%, 7/16/31(3)	200,000	228,122
		377,747
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)	50,000	63,927
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	640,000	783,942
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(3)	90,000	91,500
PepsiCo, Inc., 4.875%, 11/1/40(3)	80,000	78,353
		1,017,722
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(3)	160,000	155,079
BUILDING PRODUCTS(2)
Nortek, Inc., 8.50%, 4/15/21(3)(4)	125,000	119,844
USG Corp., 8.375%, 10/15/18(3)(4)	275,000	284,625
		404,469

Shares/ Principal Amount	Value
CAPITAL MARKETS — 0.7%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(3)		$500,000	$576,497
Credit Suisse (New York), 5.00%, 5/15/13(3)		890,000	955,206
Credit Suisse (New York), 5.50%, 5/1/14(3)		500,000	554,927
Credit Suisse (New York), 6.00%, 2/15/18(3)		180,000	198,402
Credit Suisse (New York), 5.30%, 8/13/19(3)		460,000	503,787
Deutsche Bank AG (London), 4.875%, 5/20/13(3)		720,000	771,439
Deutsche Bank AG (London), 3.875%, 8/18/14(3)		370,000	393,749
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(3)		1,060,000	1,064,119
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)		1,510,000	1,772,637
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(3)		140,000	141,980
Jefferies Group, Inc., 5.125%, 4/13/18		80,000	81,055
Jefferies Group, Inc., 8.50%, 7/15/19(3)		220,000	267,148
Korea Development Bank, 3.25%, 3/9/16(3)		160,000	160,783
Korea Development Bank, 4.00%, 9/9/16(3)		160,000	165,461
Morgan Stanley, 4.20%, 11/20/14(3)		400,000	419,917
Morgan Stanley, 6.00%, 4/28/15(3)		190,000	211,025
Morgan Stanley, 6.625%, 4/1/18(3)		820,000	924,328
Morgan Stanley, 7.30%, 5/13/19(3)		500,000	576,673
Morgan Stanley, 5.75%, 1/25/21(3)		360,000	377,207
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)		190,000	193,517
UBS AG (Stamford Branch), 2.25%, 1/28/14(3)		110,000	111,449
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)		510,000	578,283
			10,999,589
CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18		160,000	184,200
Dow Chemical Co. (The), 5.90%, 2/15/15(3)		320,000	363,659
Dow Chemical Co. (The), 2.50%, 2/15/16(3)		280,000	278,272
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(3)		125,000	134,844
Lyondell Chemical Co., 8.00%, 11/1/17(4)		405,000	456,637
Nalco Co., 6.625%, 1/15/19(3)(4)		500,000	521,875
Rohm & Haas Co., 5.60%, 3/15/13(3)		30,000	32,239
			1,971,726
COMMERCIAL BANKS — 0.6%
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	200,000	295,723
Bank of Scotland plc, 3.25%, 1/25/13	EUR	170,000	246,752
Barclays Bank plc, 5.00%, 9/22/16(3)		$330,000	356,788
BB&T Corp., 5.70%, 4/30/14(3)		140,000	155,832
BB&T Corp., 3.20%, 3/15/16		290,000	296,249
BNP Paribas, 3.60%, 2/23/16(3)		190,000	194,492
BNP Paribas, 5.00%, 1/15/21(3)		120,000	122,635
Caja de Ahorros y Pensiones de Barcelona, 5.00%, 2/22/16	EUR	150,000	215,450
CIT Group, Inc., 7.00%, 5/1/16		$750,000	754,688
CIT Group, Inc., 7.00%, 5/1/17		250,000	251,562
Fifth Third Bancorp., 6.25%, 5/1/13(3)		240,000	260,981
HSBC Bank plc, 3.50%, 6/28/15(3)(4)		230,000	238,389
HSBC Bank plc, 3.10%, 5/24/16(3)(4)		140,000	140,567
HSBC Holdings plc, 5.10%, 4/5/21		170,000	177,238
HSBC Holdings plc, 6.80%, 6/1/38(3)		130,000	144,474
Huntington Bancshares, Inc., 7.00%, 12/15/20(3)		50,000	57,739

Shares/ Principal Amount	Value
Intesa Sanpaolo SpA, 5.00%, 1/27/21	EUR	200,000	$298,414
Lloyds TSB Bank plc, 4.875%, 1/21/16(3)		190,000	198,159
National Australia Bank Ltd., 2.25%, 4/11/14(4)		480,000	485,619
National Australia Bank Ltd., 2.75%, 9/28/15(3)(4)		200,000	200,945
PNC Bank N.A., 6.00%, 12/7/17(3)		640,000	726,213
Regions Bank, 6.45%, 6/26/37(3)		250,000	234,158
Regions Financial Corp., 5.75%, 6/15/15(3)		275,000	281,439
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		340,000	345,189
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(3)		560,000	573,376
Royal Bank of Scotland plc (The), 4.875%, 1/20/17	EUR	160,000	230,441
SunTrust Bank, 7.25%, 3/15/18(3)		$240,000	281,298
SunTrust Banks, Inc., 3.60%, 4/15/16(3)		74,000	75,849
U.S. Bancorp., 3.44%, 2/1/16		180,000	183,786
Wachovia Bank N.A., 4.80%, 11/1/14(3)		839,000	910,641
Wachovia Bank N.A., 4.875%, 2/1/15(3)		312,000	338,234
Wells Fargo & Co., 3.68%, 6/15/16(3)		220,000	228,879
Wells Fargo & Co., 4.60%, 4/1/21(3)		290,000	297,515
			9,799,714
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Cenveo Corp., 8.375%, 6/15/14(3)		325,000	303,063
Corrections Corp. of America, 6.25%, 3/15/13(3)		596,000	600,470
Corrections Corp. of America, 6.75%, 1/31/14(3)		14,000	14,227
International Lease Finance Corp., 5.30%, 5/1/12(3)		375,000	386,250
International Lease Finance Corp., 8.75%, 3/15/17(3)		250,000	283,750
International Lease Finance Corp., 8.25%, 12/15/20(3)		375,000	421,875
KAR Auction Services, Inc., 8.75%, 5/1/14(3)		500,000	516,875
Republic Services, Inc., 3.80%, 5/15/18(3)		100,000	101,360
Republic Services, Inc., 5.50%, 9/15/19(3)		440,000	485,890
Republic Services, Inc., 5.70%, 5/15/41(3)		140,000	142,017
Waste Management, Inc., 6.125%, 11/30/39(3)		240,000	260,181
			3,515,958
COMMUNICATIONS EQUIPMENT(2)
Avaya, Inc., 7.00%, 4/1/19(3)(4)		160,000	157,200
Cisco Systems, Inc., 5.90%, 2/15/39(3)		300,000	325,270
			482,470
COMPUTERS & PERIPHERALS(2)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(3)		100,000	107,000
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 5.55%, 10/17/12(3)		255,000	270,534
American Express Centurion Bank, 6.00%, 9/13/17(3)		250,000	287,073
American Express Co., 7.25%, 5/20/14(3)		410,000	472,096
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)		310,000	316,322
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)		390,000	392,767
Capital One Bank USA N.A., 8.80%, 7/15/19(3)		180,000	231,707
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(3)		300,000	305,927
Ford Motor Credit Co. LLC, 7.50%, 8/1/12		250,000	264,956
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(3)		150,000	148,953
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)		100,000	102,440
SLM Corp., 5.00%, 10/1/13(3)		270,000	281,486
SLM Corp., 6.25%, 1/25/16(3)		190,000	199,216

Shares/ Principal Amount	Value
Springleaf Finance Corp., 4.875%, 7/15/12(3)		$500,000	$503,750
			3,777,227
CONTAINERS & PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19(3)(4)		125,000	128,125
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14(3)		477,000	497,273
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(3)		225,000	245,812
			871,210
DIVERSIFIED CONSUMER SERVICES(2)
Stewart Enterprises, Inc., 6.50%, 4/15/19(3)(4)		60,000	60,900
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Ally Financial, Inc., 6.875%, 9/15/11		88,000	89,100
Ally Financial, Inc., 8.30%, 2/12/15(3)		350,000	391,125
Ally Financial, Inc., 6.25%, 12/1/17(3)(4)		275,000	284,325
Arch Western Finance LLC, 6.75%, 7/1/13(3)		141,000	142,234
Bank of America Corp., 6.50%, 8/1/16(3)		650,000	736,154
Bank of America Corp., 5.75%, 12/1/17(3)		500,000	543,004
Bank of America Corp., 5.00%, 5/13/21(3)		200,000	200,020
Bank of America N.A., 5.30%, 3/15/17(3)		1,344,000	1,422,870
BankAmerica Capital II, 8.00%, 12/15/26(3)		300,000	309,375
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(3)		225,000	231,750
Citigroup, Inc., 6.00%, 12/13/13(3)		600,000	657,979
Citigroup, Inc., 6.01%, 1/15/15(3)		510,000	565,863
Citigroup, Inc., 4.75%, 5/19/15		130,000	139,601
Citigroup, Inc., 6.125%, 5/15/18(3)		1,050,000	1,173,019
Citigroup, Inc., 8.50%, 5/22/19(3)		250,000	314,429
GE Capital European Funding, 5.375%, 1/16/18	EUR	85,000	132,485
General Electric Capital Corp., 3.75%, 11/14/14(3)		$400,000	423,216
General Electric Capital Corp., 2.25%, 11/9/15(3)		330,000	325,852
General Electric Capital Corp., 5.625%, 9/15/17(3)		670,000	749,817
General Electric Capital Corp., 4.375%, 9/16/20(3)		600,000	598,972
General Electric Capital Corp., 4.625%, 1/7/21(3)		240,000	244,006
General Electric Capital Corp., 5.30%, 2/11/21(3)		120,000	126,277
JPMorgan Chase & Co., 3.70%, 1/20/15(3)		180,000	188,763
JPMorgan Chase & Co., 3.45%, 3/1/16		290,000	296,462
JPMorgan Chase & Co., 6.00%, 1/15/18(3)		1,370,000	1,548,515
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)(4)		142,000	139,858
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(3)(4)		230,000	231,988
			12,207,059
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32(3)		250,000	335,789
AT&T, Inc., 6.80%, 5/15/36(3)		100,000	112,953
AT&T, Inc., 6.55%, 2/15/39(3)		685,000	758,367
British Telecommunications plc, 5.95%, 1/15/18(3)		200,000	224,603
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)		230,000	301,710
CenturyLink, Inc., 6.15%, 9/15/19(3)		220,000	233,490
CenturyLink, Inc., 7.60%, 9/15/39(3)		12,000	12,310
Cincinnati Bell, Inc., 8.75%, 3/15/18(3)		150,000	145,500
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)		150,000	180,228
Embarq Corp., 7.08%, 6/1/16(3)		242,000	274,725
France Telecom SA, 4.375%, 7/8/14(3)		610,000	664,869
Frontier Communications Corp., 6.25%, 1/15/13(3)		260,000	274,950
Frontier Communications Corp., 7.125%, 3/15/19(3)		200,000	207,750

Shares/ Principal Amount	Value
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(3)	$300,000	$319,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19(3)(4)	100,000	101,250
Intelsat Luxembourg SA, 11.25%, 2/4/17(3)	250,000	271,250
Level 3 Financing, Inc., 9.25%, 11/1/14(3)	145,000	150,075
Qwest Corp., 7.875%, 9/1/11(3)	520,000	527,800
Qwest Corp., 7.50%, 10/1/14(3)	270,000	307,800
Sprint Capital Corp., 8.75%, 3/15/32(3)	500,000	554,375
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	490,000	536,436
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	200,000	224,293
Telecom Italia Capital SA, 7.175%, 6/18/19(3)	110,000	125,079
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	570,000	615,723
Telefonica Emisiones SAU, 5.46%, 2/16/21	240,000	249,790
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)(4)	130,000	138,012
Wind Acquisition Finance SA, 11.75%, 7/15/17(4)	250,000	291,875
Wind Acquisition Finance SA, 7.25%, 2/15/18(4)	250,000	266,250
Windstream Corp., 7.875%, 11/1/17(3)	210,000	230,737
		8,637,489
ELECTRIC UTILITIES — 0.2%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	267,000	296,658
Carolina Power & Light Co., 5.25%, 12/15/15(3)	543,000	616,264
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	202,000	221,739
Duke Energy Corp., 3.95%, 9/15/14(3)	270,000	288,003
Edison International, 3.75%, 9/15/17(3)	200,000	202,081
Edison Mission Energy, 7.00%, 5/15/17(3)	325,000	270,562
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	600,000	661,052
Florida Power Corp., 6.35%, 9/15/37(3)	510,000	601,680
Southern California Edison Co., 5.625%, 2/1/36(3)	161,000	173,723
		3,331,762
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 5.625%, 12/15/20(3)	275,000	276,031
Sanmina-SCI Corp., 8.125%, 3/1/16(3)	500,000	521,250
		797,281
ENERGY EQUIPMENT & SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(3)	170,000	173,528
Pioneer Drilling Co., 9.875%, 3/15/18(3)	100,000	108,875
Transocean, Inc., 6.50%, 11/15/20(3)	150,000	170,321
Weatherford International Ltd., 9.625%, 3/1/19(3)	320,000	418,346
		871,070
FOOD & STAPLES RETAILING — 0.2%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)(4)	130,000	135,200
CVS Caremark Corp., 6.60%, 3/15/19(3)	570,000	673,915
Ingles Markets, Inc., 8.875%, 5/15/17(3)	500,000	541,875
Kroger Co. (The), 6.40%, 8/15/17(3)	320,000	379,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19(3)(4)	500,000	522,500
Rite Aid Corp., 8.625%, 3/1/15(3)	250,000	233,125
SUPERVALU, Inc., 8.00%, 5/1/16(3)	155,000	162,169
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	175,000	189,875
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	104,000	118,730
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	80,000	90,309
Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	340,000	357,502
Wal-Mart Stores, Inc., 5.00%, 10/25/40(3)	240,000	231,572
Wal-Mart Stores, Inc., 5.625%, 4/15/41(3)	190,000	199,932
		3,836,141

Shares/ Principal Amount	Value
FOOD PRODUCTS — 0.1%
Blue Merger Sub, Inc., 7.625%, 2/15/19(3)(4)	$160,000	$164,100
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(3)(4)	150,000	154,875
Kellogg Co., 4.45%, 5/30/16(3)	500,000	547,578
Kraft Foods, Inc., 6.00%, 2/11/13(3)	170,000	183,664
Kraft Foods, Inc., 6.125%, 2/1/18(3)	250,000	288,013
Kraft Foods, Inc., 5.375%, 2/10/20(3)	600,000	657,922
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	220,000	230,797
		2,226,949
GAS UTILITIES(2)
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	680,000	727,165
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	290,000	342,318
Biomet, Inc., 10.00%, 10/15/17(3)	200,000	222,000
Covidien International Finance SA, 1.875%, 6/15/13(3)	310,000	315,634
		879,952
HEALTH CARE PROVIDERS & SERVICES — 0.3%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(3)	150,000	155,250
DaVita, Inc., 6.625%, 11/1/20(3)	500,000	515,000
Express Scripts, Inc., 5.25%, 6/15/12(3)	460,000	479,914
Express Scripts, Inc., 7.25%, 6/15/19(3)	630,000	768,269
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11(3)	25,000	25,125
HCA Holdings, Inc., 7.75%, 5/15/21(3)(4)	250,000	262,812
HCA, Inc., 6.50%, 2/15/16(3)	200,000	207,000
HCA, Inc., 9.25%, 11/15/16(3)	125,000	134,063
HCA, Inc., 7.875%, 2/15/20(3)	400,000	441,750
HealthSouth Corp., 10.75%, 6/15/16(3)	42,000	44,625
HealthSouth Corp., 8.125%, 2/15/20(3)	250,000	276,250
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	700,000	785,121
Omnicare, Inc., 6.875%, 12/15/15(3)	250,000	258,125
Tenet Healthcare Corp., 8.875%, 7/1/19	400,000	447,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co II, Inc., 7.75%, 2/1/19(3)(4)	75,000	77,625
WellPoint, Inc., 5.80%, 8/15/40(3)	100,000	104,252
		4,982,181
HOTELS, RESTAURANTS & LEISURE — 0.2%
Ameristar Casinos, Inc., 7.50%, 4/15/21(3)(4)	200,000	208,500
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(3)	500,000	565,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(3)	225,000	209,250
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16(3)(4)	75,000	77,250
Mandalay Resort Group, 6.375%, 12/15/11(3)	75,000	76,125
McDonald’s Corp., 5.35%, 3/1/18(3)	140,000	160,654
MGM Resorts International, 6.75%, 9/1/12(3)	350,000	358,750
MGM Resorts International, 7.625%, 1/15/17(3)	125,000	122,813
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(3)	200,000	216,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(3)	250,000	275,625
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15(3)	200,000	222,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(3)	425,000	468,031
Yum! Brands, Inc., 5.30%, 9/15/19(3)	620,000	676,088
		3,637,086

Shares/ Principal Amount	Value
HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 5.625%, 9/15/14(3)	$70,000	$73,150
Jarden Corp., 6.125%, 11/15/22(3)	500,000	505,000
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(3)	125,000	126,250
KB Home, 6.25%, 6/15/15(3)	275,000	268,813
Lennar Corp., 5.60%, 5/31/15(3)	275,000	273,625
Yankee Candle Co., Inc., 8.50%, 2/15/15(3)	100,000	104,625
		1,351,463
HOUSEHOLD PRODUCTS(2)
Central Garden and Pet Co., 8.25%, 3/1/18	400,000	423,250
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.00%, 10/15/17(3)	500,000	543,125
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)(4)	400,000	438,000
Energy Future Holdings Corp., 10.875%, 11/1/17(3)	35,000	32,025
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	489,000	534,253
GenOn Energy, Inc., 7.625%, 6/15/14(3)	350,000	367,500
GenOn Energy, Inc., 9.50%, 10/15/18(3)	250,000	264,375
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(3)(4)	125,000	127,188
		2,306,466
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(3)	379,000	404,410
General Electric Co., 5.25%, 12/6/17(3)	550,000	619,289
		1,023,699
INSURANCE — 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	380,000	462,721
American International Group, Inc., 3.65%, 1/15/14	110,000	112,980
American International Group, Inc., 5.85%, 1/16/18(3)	380,000	405,659
American International Group, Inc., 8.25%, 8/15/18(3)	140,000	165,662
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(3)	180,000	185,824
CNA Financial Corp., 5.875%, 8/15/20(3)	120,000	128,850
CNA Financial Corp., 5.75%, 8/15/21	70,000	74,378
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(3)	400,000	431,571
Genworth Financial, Inc., 7.20%, 2/15/21(3)	110,000	112,966
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	310,000	322,642
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(3)	160,000	177,114
Lincoln National Corp., 6.25%, 2/15/20(3)	300,000	339,820
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	495,000	528,587
MetLife, Inc., 6.75%, 6/1/16(3)	500,000	591,259
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	390,000	418,735
Prudential Financial, Inc., 7.375%, 6/15/19(3)	140,000	168,167
Prudential Financial, Inc., 5.375%, 6/21/20(3)	110,000	118,541
Prudential Financial, Inc., 5.40%, 6/13/35(3)	600,000	592,435
Prudential Financial, Inc., 5.625%, 5/12/41(3)	100,000	99,280
		5,437,191
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(3)	90,000	85,266
Google, Inc., 2.125%, 5/19/16(3)	190,000	189,999
		275,265
IT SERVICES — 0.1%
First Data Corp., 9.875%, 9/24/15(3)	425,000	440,937
First Data Corp., 7.375%, 6/15/19(3)(4)	150,000	153,375

Shares/ Principal Amount	Value
SunGard Data Systems, Inc., 10.25%, 8/15/15(3)	$200,000	$208,500
		802,812
MACHINERY — 0.1%
Case New Holland, Inc., 7.875%, 12/1/17(3)(4)	100,000	111,750
Caterpillar, Inc., 5.20%, 5/27/41(3)	230,000	233,334
Deere & Co., 5.375%, 10/16/29(3)	410,000	447,757
Dematic SA, 8.75%, 5/1/16(3)(4)	125,000	127,500
SPX Corp., 7.625%, 12/15/14(3)	125,000	140,000
		1,060,341
MEDIA — 0.7%
AMC Entertainment, Inc., 9.75%, 12/1/20(3)(4)	250,000	266,562
Cablevision Systems Corp., 8.625%, 9/15/17(3)	250,000	283,125
CBS Corp., 4.30%, 2/15/21(3)	280,000	275,946
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(3)	375,000	399,375
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(3)(4)	200,000	191,000
Cinemark USA, Inc., 8.625%, 6/15/19(3)	150,000	164,625
Clear Channel Communications, Inc., 10.75%, 8/1/16(3)	225,000	217,125
Comcast Corp., 5.90%, 3/15/16(3)	720,000	820,866
Comcast Corp., 5.70%, 5/15/18(3)	310,000	347,744
Comcast Corp., 6.40%, 5/15/38(3)	320,000	346,921
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	240,000	263,196
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(3)	570,000	593,752
DISH DBS Corp., 6.75%, 6/1/21(3)(4)	500,000	507,500
Harland Clarke Holdings Corp., 9.50%, 5/15/15(3)	270,000	257,850
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	750,000	898,125
Lamar Media Corp., 7.875%, 4/15/18(3)	200,000	216,000
NBCUniversal Media LLC, 5.15%, 4/30/20(3)(4)	150,000	159,862
NBCUniversal Media LLC, 4.375%, 4/1/21(4)	360,000	358,559
News America, Inc., 6.90%, 8/15/39(3)	260,000	294,508
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(3)	275,000	299,750
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(3)	82,000	97,375
Omnicom Group, Inc., 4.45%, 8/15/20(3)	275,000	276,533
Sinclair Television Group, Inc., 8.375%, 10/15/18(3)	250,000	268,125
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)(4)	200,000	224,500
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	380,000	398,640
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	630,000	733,447
Time Warner, Inc., 3.15%, 7/15/15(3)	310,000	320,128
Time Warner, Inc., 7.70%, 5/1/32(3)	390,000	476,908
Univision Communications, Inc., 6.875%, 5/15/19(3)(4)	225,000	226,125
Virgin Media Finance plc, 9.50%, 8/15/16(3)	500,000	573,750
Virgin Media Secured Finance plc, 5.25%, 1/15/21(3)(4)	140,000	146,701
WMG Acquisition Corp., 9.50%, 6/15/16	325,000	346,531
		11,251,154
METALS & MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20(3)	150,000	156,750
Anglo American Capital plc, 4.45%, 9/27/20(3)(4)	190,000	197,681
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	300,000	309,107
ArcelorMittal, 9.85%, 6/1/19(3)	430,000	554,629
ArcelorMittal, 5.25%, 8/5/20(3)	190,000	189,616
ArcelorMittal, 5.50%, 3/1/21(3)	210,000	211,920

Shares/ Principal Amount	Value
Barrick Finance LLC, 4.40%, 5/30/21(4)(5)	$200,000	$201,208
FMG Resources Pty Ltd., 6.875%, 2/1/18(3)(4)	500,000	525,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	420,000	460,960
Newmont Mining Corp., 6.25%, 10/1/39(3)	230,000	251,608
Novelis, Inc., 8.375%, 12/15/17(3)	300,000	328,500
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(3)	120,000	115,539
Vale Overseas Ltd., 5.625%, 9/15/19(3)	300,000	322,417
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	119,903
		3,944,838
MULTILINE RETAIL(2)
J.C. Penney Corp., Inc., 6.875%, 10/15/15(3)	25,000	27,687
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(3)	395,000	409,813
		437,500
MULTI-UTILITIES — 0.1%
Dominion Resources, Inc., 6.40%, 6/15/18(3)	360,000	421,477
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	217,000	231,175
PG&E Corp., 5.75%, 4/1/14(3)	100,000	110,849
Sempra Energy, 8.90%, 11/15/13(3)	300,000	348,541
Sempra Energy, 6.50%, 6/1/16(3)	260,000	303,716
Teco Finance, Inc., 6.75%, 5/1/15(3)	40,000	45,872
		1,461,630
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	160,000	172,873
Xerox Corp., 4.25%, 2/15/15(3)	140,000	149,971
		322,844
OIL, GAS & CONSUMABLE FUELS — 0.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(3)	30,000	33,938
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	500,000	534,123
Apache Corp., 5.25%, 2/1/42(3)	100,000	100,978
Arch Coal, Inc., 8.75%, 8/1/16(3)	225,000	251,438
Bill Barrett Corp., 9.875%, 7/15/16(3)	275,000	313,500
BP Capital Markets plc, 3.20%, 3/11/16(3)	190,000	194,031
BP Capital Markets plc, 4.50%, 10/1/20(3)	150,000	153,919
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	125,000	137,188
Chesapeake Energy Corp., 6.625%, 8/15/20(3)	200,000	211,250
ConocoPhillips, 5.75%, 2/1/19(3)	420,000	490,280
Consol Energy, Inc., 8.00%, 4/1/17(3)	400,000	440,000
El Paso Corp., 6.875%, 6/15/14(3)	100,000	114,097
El Paso Corp., 7.25%, 6/1/18(3)	275,000	324,896
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	240,000	279,190
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	200,000	198,829
Encore Acquisition Co., 9.50%, 5/1/16(3)	125,000	140,938
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	580,000	674,516
Enterprise Products Operating LLC, 5.20%, 9/1/20(3)	300,000	320,751
Enterprise Products Operating LLC, 5.95%, 2/1/41(3)	180,000	184,944
EOG Resources, Inc., 5.625%, 6/1/19(3)	380,000	432,281
Hess Corp., 6.00%, 1/15/40(3)	230,000	242,859
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	510,000	601,692
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	260,000	281,104
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	200,000	235,115
Marathon Petroleum Corp., 3.50%, 3/1/16(3)(4)	70,000	71,955
Peabody Energy Corp., 6.50%, 9/15/20(3)	50,000	54,063

Shares/ Principal Amount	Value
Pemex Project Funding Master Trust, 6.625%, 6/15/35(3)	$70,000	$73,368
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(3)	230,000	245,059
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	220,000	226,797
Petrohawk Energy Corp., 7.875%, 6/1/15(3)	100,000	106,000
Petroleos Mexicanos, 6.00%, 3/5/20(3)	190,000	207,005
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)	100,000	105,498
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	510,000	657,861
Sabine Pass LNG LP, 7.50%, 11/30/16(3)	350,000	361,375
SandRidge Energy, Inc., 8.75%, 1/15/20(3)	175,000	191,188
Shell International Finance BV, 3.10%, 6/28/15(3)	230,000	241,468
Suncor Energy, Inc., 6.10%, 6/1/18(3)	266,000	307,205
Talisman Energy, Inc., 7.75%, 6/1/19(3)	400,000	499,688
TransCanada PipeLines Ltd., 3.80%, 10/1/20	140,000	140,355
Venoco, Inc., 8.875%, 2/15/19(3)(4)	160,000	162,200
Williams Partners LP, 4.125%, 11/15/20(3)	130,000	128,774
		10,671,716
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade LLC, 7.125%, 10/15/14(3)	269,000	267,655
Domtar Corp., 9.50%, 8/1/16(3)	250,000	304,063
Georgia-Pacific LLC, 7.70%, 6/15/15(3)	550,000	640,750
Georgia-Pacific LLC, 7.125%, 1/15/17(3)(4)	175,000	186,812
International Paper Co., 9.375%, 5/15/19(3)	270,000	355,281
		1,754,561
PERSONAL PRODUCTS(2)
Elizabeth Arden, Inc., 7.375%, 3/15/21(3)	160,000	168,800
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(3)	185,000	191,855
AstraZeneca plc, 5.40%, 9/15/12(3)	580,000	615,996
AstraZeneca plc, 5.90%, 9/15/17(3)	450,000	527,776
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(3)(4)	450,000	465,750
Pfizer, Inc., 7.20%, 3/15/39(3)	340,000	436,022
Sanofi, 4.00%, 3/29/21(3)	143,000	144,536
Valeant Pharmaceuticals International, 6.50%, 7/15/16(3)(4)	200,000	200,000
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	838,000	914,478
		3,496,413
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
AMB Property LP, 6.625%, 12/1/19(3)	260,000	292,006
Digital Realty Trust LP, 5.875%, 2/1/20(3)	145,000	156,039
HCP, Inc., 3.75%, 2/1/16(3)	110,000	113,116
HCP, Inc., 5.375%, 2/1/21	285,000	299,734
Host Hotels & Resorts LP, 6.75%, 6/1/16(3)	250,000	259,375
Kimco Realty Corp., 6.875%, 10/1/19(3)	150,000	176,229
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21(3)(4)	125,000	126,250
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(3)	500,000	513,750
Simon Property Group LP, 5.10%, 6/15/15(3)	300,000	332,238
UDR, Inc., 4.25%, 6/1/18(3)	170,000	169,710
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(3)	270,000	270,922
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(3)	180,000	179,759
WEA Finance LLC, 4.625%, 5/10/21(3)(4)	330,000	329,938
		3,219,066

Shares/ Principal Amount	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(3)		$100,000	$118,500
ROAD & RAIL(2)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(3)		125,000	137,812
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(3)		100,000	95,479
Hertz Corp. (The), 7.375%, 1/15/21(3)(4)		200,000	208,000
			441,291
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
Freescale Semiconductor, Inc., 9.25%, 4/15/18(3)(4)		350,000	392,000
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)		571,000	650,844
Oracle Corp., 5.375%, 7/15/40(3)(4)		660,000	681,727
			1,332,571
SPECIALTY RETAIL — 0.2%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(3)		277,000	282,194
Gap, Inc. (The), 5.95%, 4/12/21(3)		190,000	186,586
Giraffe Acquisition Corp., 9.125%, 12/1/18(3)(4)		250,000	234,375
Home Depot, Inc. (The), 5.95%, 4/1/41(3)		140,000	147,367
Ltd. Brands, Inc., 6.625%, 4/1/21(3)		200,000	209,500
Michaels Stores, Inc., 11.375%, 11/1/16(3)		250,000	271,562
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)(4)		275,000	296,313
Rent-A-Center, Inc., 6.625%, 11/15/20(3)(4)		125,000	125,313
Staples, Inc., 9.75%, 1/15/14(3)		320,000	383,533
Toys “R” Us Property Co. I LLC, 10.75%, 7/15/17		500,000	567,500
			2,704,243
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20(3)		275,000	271,563
Phillips-Van Heusen Corp., 7.375%, 5/15/20(3)		500,000	542,500
Polymer Group, Inc., 7.75%, 2/1/19(3)(4)		335,000	346,725
			1,160,788
THRIFTS & MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	$298,234
Compagnie de Financement Foncier, 1.25%, 12/1/11	JPY	64,000,000	788,048
			1,086,282
TOBACCO(2)
Altria Group, Inc., 10.20%, 2/6/39(3)		$150,000	223,324
Philip Morris International, Inc., 4.125%, 5/17/21(3)		280,000	283,190
			506,514
TRADING COMPANIES & DISTRIBUTORS(2)
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(3)		243,000	255,758
United Rentals (North America), Inc., 8.375%, 9/15/20(3)		250,000	261,250
			517,008
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(3)		400,000	424,308
America Movil SAB de CV, 5.00%, 3/30/20(3)		200,000	212,655
American Tower Corp., 4.625%, 4/1/15(3)		350,000	371,732
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(3)(4)		275,000	302,156
MetroPCS Wireless, Inc., 7.875%, 9/1/18(3)		250,000	270,313
Nextel Communications, Inc., 7.375%, 8/1/15(3)		1,000,000	1,011,250
Rogers Communications, Inc., 6.25%, 6/15/13(3)		370,000	408,288
Vodafone Group plc, 5.625%, 2/27/17(3)		330,000	375,991
			3,376,693
TOTAL CORPORATE BONDS (Cost $129,269,965)			138,736,145
U.S. Government Agency Mortgage-Backed Securities(6) — 5.8%
FHLMC, 6.50%, 12/1/12(3)		623	685
FHLMC, 7.00%, 6/1/14(3)		15,888	16,924
FHLMC, 6.50%, 6/1/16(3)		78,569	86,417
FHLMC, 6.50%, 6/1/16(3)		81,363	88,767
FHLMC, 4.50%, 1/1/19(3)		1,367,848	1,463,712
FHLMC, 5.00%, 10/1/19(3)		35,830	38,727

Shares/ Principal Amount	Value
FHLMC, 5.00%, 11/1/19(3)	$182,866	$197,647
FHLMC, 5.50%, 11/1/19(3)	5,279	5,759
FHLMC, 5.50%, 11/1/19(3)	6,130	6,683
FHLMC, 5.50%, 11/1/19(3)	6,381	6,962
FHLMC, 5.50%, 11/1/19(3)	6,476	7,065
FHLMC, 5.50%, 11/1/19	7,565	8,253
FHLMC, 5.50%, 12/1/19(3)	7,175	7,828
FHLMC, 5.00%, 2/1/20(3)	3,825	4,139
FHLMC, 5.00%, 2/1/20(3)	10,747	11,629
FHLMC, 5.50%, 3/1/20(3)	8,678	9,468
FHLMC, 5.50%, 3/1/20(3)	12,433	13,565
FHLMC, 5.50%, 3/1/20(3)	24,778	27,032
FHLMC, 5.00%, 5/1/20(3)	6,237	6,749
FHLMC, 5.00%, 5/1/20(3)	16,253	17,587
FHLMC, 5.00%, 5/1/20(3)	29,833	32,282
FHLMC, 4.50%, 7/1/20(3)	134,649	143,581
FHLMC, 4.00%, 10/1/20(3)	47,335	50,016
FHLMC, 5.00%, 4/1/21(3)	4,721,368	5,097,111
FHLMC, 8.00%, 6/1/26(3)	1,497	1,778
FHLMC, 8.00%, 6/1/26(3)	2,678	3,181
FHLMC, 8.00%, 6/1/26(3)	5,629	6,685
FHLMC, 8.00%, 7/1/26(3)	1,463	1,737
FHLMC, 7.00%, 8/1/29(3)	7,043	8,139
FHLMC, 7.50%, 8/1/29(3)	23,353	27,223
FHLMC, 8.00%, 7/1/30(3)	31,160	36,961
FHLMC, 6.50%, 6/1/31(3)	94,917	107,590
FHLMC, 5.50%, 12/1/33(3)	811,024	883,620
FHLMC, 6.50%, 5/1/34(3)	27,017	30,591
FHLMC, 5.50%, 6/1/35(3)	105,087	114,297
FHLMC, 5.00%, 9/1/35(3)	38,857	41,529
FHLMC, 5.00%, 9/1/35(3)	55,201	58,998
FHLMC, 5.50%, 10/1/35(3)	279,308	304,309
FHLMC, 5.00%, 11/1/35(3)	381,357	409,966
FHLMC, 5.00%, 11/1/35(3)	405,301	433,490
FHLMC, 6.50%, 3/1/36(3)	15,068	17,009
FHLMC, 6.50%, 3/1/36(3)	26,170	29,541
FHLMC, 5.50%, 1/1/38(3)	1,556,539	1,690,517
FHLMC, 6.00%, 11/1/38	4,713,681	5,190,849
FHLMC, 6.50%, 7/1/47(3)	122,450	137,479
FNMA, 6.50%, 3/1/12(3)	3,678	4,044
FNMA, 6.50%, 4/1/12(3)	232	255
FNMA, 6.50%, 4/1/12(3)	464	473
FNMA, 6.50%, 4/1/12(3)	8,495	9,341
FNMA, 6.00%, 12/1/13(3)	13,496	14,740
FNMA, 5.32%, 4/1/14(3)	111,739	120,884
FNMA, 6.00%, 4/1/14(3)	39,474	43,113
FNMA, 7.50%, 6/1/15(3)	4,610	4,638
FNMA, 5.17%, 1/1/16(3)	167,209	184,204
FNMA, 4.50%, 5/1/19(3)	1,771,366	1,894,956
FNMA, 4.00%, 6/1/19(3)	15,526	16,427
FNMA, 4.50%, 6/1/19(3)	184,936	198,070
FNMA, 4.50%, 12/1/19(3)	17,614	18,865
FNMA, 5.00%, 3/1/20(3)	31,042	33,620
FNMA, 5.00%, 3/1/20(3)	31,566	34,186
FNMA, 5.00%, 4/1/20(3)	23,367	25,307
FNMA, 5.00%, 5/1/20(3)	7,234	7,835
FNMA, 5.00%, 5/1/20(3)	34,973	37,876
FNMA, 5.00%, 7/1/20(3)	83,262	89,967
FNMA, 7.00%, 5/1/26(3)	5,248	6,042
FNMA, 7.00%, 6/1/26(3)	4,307	4,958
FNMA, 7.50%, 3/1/27(3)	15,046	17,554
FNMA, 6.50%, 4/1/29(3)	26,857	30,493
FNMA, 6.50%, 6/1/29(3)	14,238	16,166
FNMA, 6.50%, 6/1/29(3)	63,056	71,593
FNMA, 7.00%, 7/1/29(3)	26,942	31,103
FNMA, 7.00%, 7/1/29(3)	28,879	33,334
FNMA, 6.50%, 8/1/29(3)	58,762	66,718
FNMA, 7.00%, 3/1/30(3)	39,164	45,213
FNMA, 8.00%, 7/1/30(3)	38,080	44,717
FNMA, 7.50%, 9/1/30(3)	19,817	23,168
FNMA, 6.50%, 9/1/31(3)	163,879	186,067
FNMA, 7.00%, 9/1/31(3)	68,447	79,036
FNMA, 6.50%, 1/1/32(3)	52,621	59,746
FNMA, 7.00%, 6/1/32(3)	483,169	557,056
FNMA, 6.50%, 10/1/32(3)	359,232	407,869
FNMA, 5.50%, 6/1/33(3)	496,896	541,641
FNMA, 5.50%, 8/1/33(3)	1,741,701	1,898,539
FNMA, 5.00%, 11/1/33(3)	2,377,537	2,547,285
FNMA, 5.50%, 1/1/34(3)	2,668,514	2,917,121
FNMA, 5.50%, 9/1/34(3)	126,502	138,012
FNMA, 5.50%, 10/1/34(3)	125,571	136,761
FNMA, 6.00%, 10/1/34(3)	205,151	227,674
FNMA, 5.00%, 11/1/34(3)	598,976	643,051
FNMA, 5.50%, 3/1/35(3)	7,983	8,739
FNMA, 5.50%, 3/1/35(3)	13,233	14,487
FNMA, 5.50%, 3/1/35(3)	21,035	23,028
FNMA, 5.50%, 3/1/35(3)	54,694	59,876
FNMA, 5.50%, 3/1/35(3)	67,080	73,309
FNMA, 5.00%, 4/1/35(3)	71,006	76,431
FNMA, 6.00%, 5/1/35(3)	9,920	10,970

Shares/ Principal Amount	Value
FNMA, 6.00%, 5/1/35(3)		$54,257	$59,999
FNMA, 6.00%, 6/1/35(3)		1,568	1,733
FNMA, 6.00%, 6/1/35(3)		30,295	33,501
FNMA, 6.00%, 6/1/35(3)		93,105	102,959
FNMA, 5.00%, 7/1/35(3)		305,636	328,985
FNMA, 5.50%, 7/1/35(3)		49,568	54,078
FNMA, 6.00%, 7/1/35(3)		13,574	15,011
FNMA, 6.00%, 7/1/35(3)		132,525	146,550
FNMA, 6.00%, 7/1/35(3)		149,328	165,131
FNMA, 5.50%, 8/1/35(3)		30,517	33,294
FNMA, 6.00%, 8/1/35(3)		6,169	6,828
FNMA, 4.50%, 9/1/35(3)		3,474,498	3,635,703
FNMA, 5.50%, 9/1/35(3)		1,835	2,002
FNMA, 5.50%, 9/1/35(3)		5,217	5,692
FNMA, 5.50%, 9/1/35(3)		42,391	46,224
FNMA, 5.50%, 9/1/35(3)		135,491	147,819
FNMA, 5.50%, 9/1/35(3)		274,406	299,373
FNMA, 5.00%, 10/1/35(3)		43,566	46,894
FNMA, 5.50%, 10/1/35(3)		730,664	797,144
FNMA, 6.00%, 10/1/35(3)		59,250	65,521
FNMA, 5.50%, 11/1/35(3)		367,328	400,750
FNMA, 6.00%, 11/1/35(3)		123,888	137,232
FNMA, 6.50%, 11/1/35(3)		12,624	14,288
FNMA, 6.50%, 11/1/35(3)		23,362	26,445
FNMA, 6.50%, 12/1/35(3)		72,056	81,564
FNMA, 6.50%, 4/1/36(3)		36,159	40,963
FNMA, 6.00%, 8/1/36(3)		133,890	147,808
FNMA, 5.00%, 10/1/36(3)		877,785	936,615
FNMA, 5.00%, 11/1/36(3)		1,420,139	1,515,319
FNMA, 5.50%, 1/1/37		9,906,718	10,783,327
FNMA, 5.50%, 2/1/37(3)		1,639,897	1,783,468
FNMA, 6.00%, 5/1/37(3)		99,451	109,603
FNMA, 6.00%, 7/1/37(3)		36,545	40,275
FNMA, 6.50%, 8/1/37(3)		3,628,494	4,068,166
FNMA, 4.00%, 1/1/41		8,336,961	8,424,402
FNMA, 4.50%, 1/1/41		1,191,700	1,241,033
FNMA, 4.50%, 2/1/41		4,280,108	4,451,940
FNMA, 6.50%, 6/1/47(3)		127,458	142,623
FNMA, 6.50%, 8/1/47(3)		347,610	388,970
FNMA, 6.50%, 8/1/47(3)		515,805	577,177
FNMA, 6.50%, 9/1/47(3)		42,873	47,974
FNMA, 6.50%, 9/1/47(3)		151,032	169,002
FNMA, 6.50%, 9/1/47(3)		234,475	262,374
FNMA, 6.50%, 9/1/47(3)		352,826	394,806
FNMA, 6.50%, 9/1/47(3)		674,195	754,414
GNMA, 9.00%, 4/20/25(3)		2,164	2,599
GNMA, 7.50%, 10/15/25(3)		5,622	6,567
GNMA, 6.00%, 4/15/26(3)		1,503	1,686
GNMA, 6.00%, 4/15/26(3)		1,695	1,901
GNMA, 7.50%, 6/15/26(3)		4,783	5,587
GNMA, 7.00%, 12/15/27(3)		19,798	22,988
GNMA, 7.50%, 12/15/27(3)		33,759	39,486
GNMA, 6.50%, 1/15/28(3)		23,441	26,715
GNMA, 6.00%, 5/15/28(3)		111,742	125,527
GNMA, 6.50%, 5/15/28(3)		7,423	8,460
GNMA, 7.00%, 5/15/31(3)		70,414	82,022
GNMA, 5.50%, 4/15/32(3)		36,434	40,390
GNMA, 5.50%, 11/15/32(3)		402,140	445,805
GNMA, 6.50%, 10/15/38(3)		6,508,269	7,423,556
GNMA, 4.00%, 1/20/41		9,218,882	9,431,108
GNMA, 4.50%, 5/20/41		6,000,000	6,340,824
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $91,174,785)			97,560,835
Sovereign Governments and Agencies — 2.7%
AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	460,000	506,611
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	317,263
			823,874
AUSTRIA — 0.1%
Republic of Austria, 3.40%, 10/20/14	EUR	465,000	692,807
Republic of Austria, 4.35%, 3/15/19(4)	EUR	680,000	1,054,523
Republic of Austria, 3.90%, 7/15/20	EUR	175,000	262,296
Republic of Austria, 4.15%, 3/15/37(4)	EUR	183,000	269,116
			2,278,742
BELGIUM — 0.2%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	910,000	1,356,052
Kingdom of Belgium, 4.00%, 3/28/18	EUR	300,000	437,695
Kingdom of Belgium, 3.75%, 9/28/20	EUR	310,000	434,924
Kingdom of Belgium, 5.00%, 3/28/35	EUR	220,000	335,517
			2,564,188

Shares/ Principal Amount	Value
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(3)		$1,000,000	$1,150,000
Brazilian Government International Bond, 5.625%, 1/7/41(3)		$200,000	204,700
			1,354,700
CANADA — 0.1%
Government of Canada, 3.75%, 6/1/12	CAD	640,000	676,834
Government of Canada, 5.00%, 6/1/14(3)	CAD	485,000	545,742
Government of Canada, 3.75%, 6/1/19	CAD	320,000	351,394
Government of Canada, 5.75%, 6/1/33	CAD	280,000	389,329
Hydro Quebec, 8.40%, 1/15/22(3)		$130,000	180,767
Province of Ontario Canada, 5.45%, 4/27/16(3)		$240,000	277,089
			2,421,155
DENMARK — 0.1%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,380,000	909,856
Kingdom of Denmark, 4.00%, 11/15/17	DKK	920,000	191,054
Kingdom of Denmark, 4.00%, 11/15/19	DKK	1,580,000	327,085
Kingdom of Denmark, 7.00%, 11/10/24	DKK	1,600,000	428,881
Kingdom of Denmark, 4.50%, 11/15/39	DKK	1,000,000	227,438
			2,084,314
FINLAND — 0.2%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	543,168
Government of Finland, 3.125%, 9/15/14	EUR	480,000	713,759
Government of Finland, 3.875%, 9/15/17	EUR	260,000	397,443
Government of Finland, 4.375%, 7/4/19	EUR	111,000	174,042
Government of Finland, 3.375%, 4/15/20	EUR	270,000	393,856
Government of Finland, 4.00%, 7/4/25	EUR	179,000	269,062
			2,491,330
FRANCE — 0.1%
Government of France, 4.00%, 4/25/14	EUR	240,000	364,098
Government of France, 5.50%, 4/25/29	EUR	160,000	$277,682
Government of France, 4.75%, 4/25/35	EUR	160,000	257,842
			899,622
GERMANY — 0.3%
German Federal Republic, 4.25%, 10/12/12	EUR	270,000	403,068
German Federal Republic, 2.00%, 2/26/16	EUR	350,000	497,984
German Federal Republic, 3.75%, 1/4/19(3)	EUR	430,000	660,460
German Federal Republic, 2.25%, 9/4/20	EUR	490,000	666,084
German Federal Republic, 5.625%, 1/4/28	EUR	175,000	316,964
German Federal Republic, 4.75%, 7/4/34	EUR	360,000	609,166
German Federal Republic, 4.25%, 7/4/39(3)	EUR	195,000	315,087
KfW, 4.375%, 10/11/13	EUR	520,000	787,597
KfW, 4.125%, 10/15/14(3)		$400,000	442,185
KfW, 2.00%, 6/1/16(5)		$420,000	421,732
			5,120,327
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(3)		$400,000	412,225
Republic of Italy, 5.25%, 8/1/17	EUR	415,000	634,079
Republic of Italy, 4.75%, 8/1/23	EUR	260,000	372,827
Republic of Italy, 5.00%, 8/1/34(3)	EUR	280,000	384,414
Republic of Italy, 4.00%, 2/1/37	EUR	192,000	225,463
			2,029,008
JAPAN — 0.6%
Government of Japan, 0.60%, 9/20/14	JPY	77,150,000	956,940
Government of Japan, 1.20%, 6/20/15	JPY	140,800,000	1,785,883
Government of Japan, 1.70%, 9/20/17	JPY	92,000,000	1,204,809
Government of Japan, 1.50%, 9/20/18	JPY	196,200,000	2,532,357
Government of Japan, 2.10%, 12/20/26	JPY	188,000,000	2,422,944
Government of Japan, 2.40%, 3/20/37	JPY	26,500,000	348,857

Shares/ Principal Amount	Value
Japan Finance Organization for Municipalities., 1.90%, 6/22/18	JPY	80,000,000	$1,056,053
			10,307,843
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(3)		$160,000	180,640
United Mexican States, 5.95%, 3/19/19(3)		$710,000	815,080
United Mexican States, 5.125%, 1/15/20(3)		$140,000	151,200
United Mexican States, 6.05%, 1/11/40(3)		$220,000	234,630
			1,381,550
MULTI-NATIONAL(2)
European Investment Bank, 4.75%, 6/6/12	GBP	360,000	614,297
European Investment Bank, 2.50%, 7/15/15	EUR	170,000	244,184
			858,481
NETHERLANDS — 0.2%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	465,000	704,586
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	1,240,000	1,906,448
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	355,000	523,231
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	245,000	371,743
			3,506,008
NORWAY(2)
Government of Norway, 4.25%, 5/19/17	NOK	1,000,000	199,211
POLAND(2)
Republic of Poland, 5.125%, 4/21/21(3)		$430,000	447,737
SOUTH KOREA(2)
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	244,234
SPAIN — 0.1%
Government of Spain, 4.25%, 1/31/14	EUR	245,000	356,058
Government of Spain, 5.50%, 4/30/21	EUR	305,000	442,721
Government of Spain, 4.90%, 7/30/40	EUR	330,000	411,370
			1,210,149
SWEDEN(2)
Government of Sweden, 6.75%, 5/5/14	SEK	2,540,000	459,995
Government of Sweden, 4.25%, 3/12/19	SEK	1,590,000	$282,043
			742,038
SWITZERLAND(2)
Switzerland Government Bond, 3.75%, 6/10/15	CHF	330,000	429,645
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	190,934
			620,579
UNITED KINGDOM — 0.3%
Government of United Kingdom, 5.00%, 9/7/14	GBP	355,000	647,200
Government of United Kingdom, 4.00%, 9/7/16	GBP	475,000	847,119
Government of United Kingdom, 4.50%, 3/7/19	GBP	560,000	1,017,175
Government of United Kingdom, 3.75%, 9/7/19	GBP	430,000	740,230
Government of United Kingdom, 8.00%, 6/7/21	GBP	71,000	163,554
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	303,466
Government of United Kingdom, 4.25%, 3/7/36	GBP	515,000	864,977
Government of United Kingdom, 4.50%, 12/7/42	GBP	575,000	1,014,163
			5,597,884
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $44,834,193)			47,182,974
U.S. Government Agency Securities and Equivalents — 1.4%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FHLMC, 2.50%, 4/23/14		$10,000,000	10,455,000
FNMA, 6.625%, 11/15/30(3)		1,247,000	1,627,230
			12,082,230
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.7%
Bank of America Corp., VRN, 0.57%, 7/29/11(3)		3,900,000	3,915,600
Citigroup Funding, Inc., VRN, 0.60%, 7/29/11(3)		3,900,000	3,916,665
Morgan Stanley, VRN, 0.66%, 6/20/11(3)		3,900,000	3,919,024
			11,751,289
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $23,323,955)			23,833,519

Shares/ Principal Amount	Value
Commercial Paper(8) — 1.3%
Austin Texas, 0.27%, 6/20/11(3)	$3,970,000	$3,970,000
Austin Texas, 0.23%, 7/7/11(3)	2,800,000	2,799,328
Catholic Health Initiatives, 0.40%, 6/9/11(3)	3,500,000	3,500,245
Crown Point Capital Co. LLC, 0.27%, 7/11/11(3)(4)	4,000,000	3,999,120
Lexington Parker Capital, 0.32%, 6/3/11(3)(4)	3,500,000	3,499,930
Salvation Army (The), 0.32%, 10/3/11(3)	3,500,000	3,500,000
TOTAL COMMERCIAL PAPER (Cost $21,267,528)		21,268,623
Commercial Mortgage-Backed Securities(6) — 1.0%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	1,400,000	1,415,800
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 6/1/11(3)	1,100,000	1,125,813
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.38%, 6/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	625,611	586,834
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 6/1/11(3)	300,000	301,713
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 6/1/11(3)	600,000	647,222
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 6/1/11(3)	1,225,000	1,335,256
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	950,000	1,008,460
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	825,000	888,740
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	900,000	954,421
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	1,000,000	1,057,948
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.50%, 6/13/11(3)	450,000	487,797
LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class AJ, VRN, 4.86%, 6/13/11(3)	200,000	211,539
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	320,365	320,555
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.84%, 7/15/40(3)	325,000	321,794
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 6/13/11(3)	600,000	626,257
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 6/13/11(3)	600,000	631,315
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.27%, 6/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	494,910	487,381
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(3)	1,020,766	1,037,059
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(3)	241,302	243,418
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(3)	6,178	6,198

Shares/ Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(3)	$500,000	$521,441
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	118,932	119,979
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(3)	400,000	411,258
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 6/1/11(3)	377,056	381,117
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 6/1/11(3)	1,650,000	1,705,384
Washington Mutual Commercial Mortgage Securities Trust, Series 2003 C1A, Class A SEQ, 3.83%, 1/25/35(3)(4)	7,856	7,912
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,717,372)		16,842,611
Municipal Securities — 0.9%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(3)	95,000	117,783
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(3)	120,000	139,140
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	480,000	536,462
California GO, (Building Bonds), 7.30%, 10/1/39(3)	160,000	184,283
California GO, (Building Bonds), 7.60%, 11/1/40(3)	45,000	53,541
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.34%, 6/1/11 (LOC: Bank of America N.A.)(3)	3,900,000	3,900,000
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	330,000	327,287
Illinois GO, 5.88%, 3/1/19(3)	370,000	389,632
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	600,000	529,980
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	200,000	209,630
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	360,000	368,384
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	130,000	134,176
Metropolitan Atlanta Rapid Transit Auth. Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39(3)	545,000	552,755
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(3)	185,000	207,183
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(3)	240,000	274,536
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	180,000	223,555
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(3)	215,000	259,253
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(3)	605,000	620,113
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(3)	290,000	328,048
New York GO, Series 2011 I2, 1.50%, 8/1/11(3)	1,536,000	1,539,548

Shares/ Principal Amount	Value
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	$200,000	$197,876
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.24%, 6/1/11 (LOC: FNMA)(3)	1,830,000	1,830,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	130,000	140,907
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(3)	315,000	314,282
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(3)	335,000	349,914
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	340,000	354,011
Salt River Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38(3)	95,000	97,650
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(3)	125,000	128,933
Salt River Agricultural Improvement & Power District Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(3)	240,000	229,769
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	380,000	398,217
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(3)	275,000	276,986
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	150,000	162,527
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(3)	315,000	322,371
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(3)	150,000	150,767
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(3)	310,000	319,018
TOTAL MUNICIPAL SECURITIES (Cost $15,730,531)		16,168,517
Collateralized Mortgage Obligations(6) — 0.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	556,912	578,002
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	1,282,833	976,218
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	445,030	448,847
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	154,131	154,974
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 6/1/11(3)	576,194	567,066
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(3)	33,825	33,758
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(3)	588,104	614,821
PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.19%, 6/1/11	639,311	670,269
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(3)	591,347	596,890

Shares/ Principal Amount	Value
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(3)	$612,508	$648,306
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(3)	738,613	779,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR14, Class A1, VRN, 5.36%, 6/1/11(3)	320,118	321,953
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR16, Class 4A6, VRN, 2.82%, 6/1/11(3)	468,124	465,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	530,616	539,948
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	382,620	387,121
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	671,539	661,948
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	700,000	692,593
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.03%, 6/1/11	361,317	362,403
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(3)	507,264	498,766
		9,998,965
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	2,650,000	2,939,735
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.59%, 6/27/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	219,178	219,830
		3,159,565
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,055,637)		13,158,530
Convertible Preferred Stocks(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	3,300	176,748
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%	300	34,388
MEDIA(2)
LodgeNet Interactive Corp., 10.00%(4)	28	34,475
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%	1,000	29,150
Lexington Realty Trust, Series C, 6.50%	500	23,025
		52,175
TOBACCO(2)
Universal Corp., 6.75%	40	42,572
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $348,000)		340,358
Preferred Stocks(2)
DIVERSIFIED FINANCIAL SERVICES(2)
Ally Financial, Inc., 7.00%(4)	77	74,384
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
DuPont Fabros Technology, Inc., Series A, 7.875%	1,067	27,251
National Retail Properties, Inc., Series C, 7.375%	2,100	52,983
PS Business Parks, Inc., Series O, 7.375%	835	21,193
		101,427
TOTAL PREFERRED STOCKS (Cost $169,241)		175,811

Shares/ Principal Amount	Value
Asset-Backed Securities(2)(6)
CenterPoint Energy Transition Bond Co. LLC, Series 2005 A, Class A4 SEQ, 5.17%, 8/1/19(3) (Cost $129,978)	$130,000	$146,937
Temporary Cash Investments – Segregated For Futures Contracts — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares (Cost $2,688,000)	2,688,000	2,688,000
Temporary Cash Investments — 4.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)	77,285,666	$77,285,666
U.S. Treasury Bills, 0.04%, 6/2/11(3)(8)	$25,000	25,000
U.S. Treasury Bills, 0.04%, 8/25/11(3)(8)	25,000	24,998
TOTAL TEMPORARY CASH INVESTMENTS (Cost $77,335,663)		77,335,664
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,411,155,018)		1,695,353,418
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,730,501)
TOTAL NET ASSETS — 100.0%		$1,688,622,917

Swap Agreements
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT – BUY PROTECTION
$7,200,000	Pay quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and receive from Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 16 Index, par value of the proportional notional amount. Expires June 2016.	$(10,163)	$(50,343)

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
55,814,727	JPY for EUR	UBS AG	7/29/11	$684,907	$(998)
97,593	EUR for JPY	Westpac Banking Corp.	7/29/11	140,252	4,168
21,636	GBP for JPY	Westpac Banking Corp.	7/29/11	35,567	535
113,158	CHF for SEK	Barclays Bank plc	7/29/11	132,717	(3,163)
2,996,805	CAD for USD	Bank of America	6/30/11	3,090,775	(40,002)
1,121	CHF for USD	Barclays Bank plc	7/29/11	1,315	(17)
116,000	CHF for USD	UBS AG	7/29/11	136,051	(177)
450,715	CHF for USD	HSBC Bank plc	7/29/11	528,623	(14,622)
445,000	DKK for USD	HSBC Bank plc	7/29/11	85,803	2,861
1,219,187	DKK for USD	UBS AG	6/30/11	235,230	(5,377)
8,000	EUR for USD	HSBC Bank plc	7/29/11	11,497	122
20,000	EUR for USD	HSBC Bank plc	7/29/11	28,742	(114)
1,068,302	EUR for USD	UBS AG	6/30/11	1,536,397	(32,654)
12,744	GBP for USD	HSBC Bank plc	7/29/11	20,949	(268)
191,979	GBP for USD	HSBC Bank plc	7/29/11	315,587	113
940,337	GBP for USD	Bank of America	6/30/11	1,546,327	(9,253)
37,000	NOK for USD	HSBC Bank plc	7/29/11	6,846	202
1,562,992	SEK for USD	Deutsche Bank AG	7/29/11	252,473	2,285
				$8,790,058	$(96,359)
(Value on Settlement Date $8,693,699)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
485,785	EUR for JPY	UBS AG	7/29/11	$698,126	$14,217
11,709,000	JPY for EUR	Westpac Banking Corp.	7/29/11	143,682	(738)
2,927,001	JPY for GBP	Westpac Banking Corp.	7/29/11	35,917	(184)
811,000	SEK for CHF	Barclays Bank plc	7/29/11	131,002	1,448
19,000	AUD for USD	HSBC Bank plc	7/29/11	20,137	(543)
2,000	CAD for USD	UBS AG	7/29/11	2,061	7
101,276	CAD for USD	UBS AG	7/29/11	104,388	(1,594)
3,357,000	CZK for USD	Deutsche Bank AG	7/29/11	196,524	(6,864)
1,504,893	DKK for USD	Barclays Bank plc	7/29/11	290,167	(4,638)
36,263	EUR for USD	UBS AG	6/30/11	52,152	67
199,000	EUR for USD	HSBC Bank plc	7/29/11	285,985	(9,660)
16,000	GBP for USD	HSBC Bank plc	7/29/11	26,302	(411)
76,000	HKD for USD	Westpac Banking Corp.	7/29/11	9,775	(12)
401,000	JPY for USD	HSBC Bank plc	7/29/11	4,921	(78)
4,051,000	JPY for USD	HSBC Bank plc	7/29/11	49,710	(285)
136,755,583	JPY for USD	Westpac Banking Corp.	7/29/11	1,678,139	4,428
1,398,268,001	KRW for USD	HSBC Bank plc	7/29/11	1,293,136	9,262
833,000	NOK for USD	UBS AG	7/29/11	154,135	114
1,225,862	NOK for USD	Deutsche Bank AG	7/29/11	226,828	(2,266)
22,000	NZD for USD	HSBC Bank plc	7/29/11	18,073	341
212,200	NZD for USD	Westpac Banking Corp.	7/29/11	174,324	4,684
172,000	SEK for USD	HSBC Bank plc	7/29/11	27,783	(831)
315,000	SGD for USD	HSBC Bank plc	7/29/11	255,402	264
19,007,000	TWD for USD	HSBC Bank plc	7/29/11	665,244	1,823
				$6,543,913	$8,551
(Value on Settlement Date $6,535,362)

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
40	S&P 500 E-Mini	June 2011	$2,687,800	$50,483
8	Euro-Bund	September 2011	1,439,561	4,900
69	U.S. Long Bond	September 2011	8,614,219	82,860
			$12,741,580	$138,243

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
5	U.K. Long Gilt	September 2011	$987,658	$(3,197)
211	U.S. Treasury 2-Year Notes	September 2011	46,248,563	(86,194)
			$47,236,221	$(89,391)

Notes to Schedule of Investments

ADR = American Depositary Receipt
AUD = Australian Dollar
CAD = Canadian Dollar
CDX = Credit Derivative Indexes
CHF = Swiss Franc
CZK = Czech Koruna
DKK = Danish Krone
Equivalent = Security whose principal payments are backed by the full faith and credit of the United  States
EUR = Euro
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GDR = Global Depositary Receipt
GNMA = Government National Mortgage Association
GO = General Obligation
HKD = Hong Kong Dollar
JPY = Japanese Yen
KRW = Korea Won
LB-UBS = Lehman Brothers, Inc. — UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
MSCI = Morgan Stanley Capital International
NOK = Norwegian Krone
NVDR = Non-Voting Depositary Receipt
NZD = New Zealand Dollar
OJSC = Open Joint Stock Company
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
SPDR = Standard & Poor’s Depositary Receipts
TWD = Taiwanese Dollar
USD = United States Dollar
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $60,651,000.

(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $26,564,721, which represented 1.6% of total net assets.

(5)	When-issued security.

(6)	Final maturity date indicated, unless otherwise noted.

(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,411,155,018)	$1,695,353,418
Cash	18,007
Foreign currency holdings, at value (cost of $2,309,295)	2,403,019
Deposits with broker for futures contracts	139,500
Receivable for investments sold	8,785,459
Receivable for capital shares sold	1,137,371
Unrealized gain on forward foreign currency exchange contracts	46,941
Receivable for variation margin on futures contracts	42,902
Dividends and interest receivable	6,892,748
Other assets	42,691
1,714,862,056

Liabilities
Payable for investments purchased	19,106,211
Payable for capital shares redeemed	5,203,468
Payable for variation margin on futures contracts	20,283
Unrealized loss on forward foreign currency exchange contracts	134,749
Accrued management fees	1,470,243
Distribution and service fees payable	252,163
Swap agreements, at value (including net premiums paid (received) of $(10,163))	50,343
Accrued foreign taxes	1,679
26,239,139

Net Assets	$1,688,622,917

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,442,707,094
Undistributed net investment income	6,166,809
Accumulated net realized loss	(44,553,851)
Net unrealized appreciation	284,302,865
$1,688,622,917

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$659,031,111	95,542,671	$6.90
Institutional Class, $0.01 Par Value	$252,859,616	36,650,345	$6.90
A Class, $0.01 Par Value	$610,712,390	88,658,468	$6.89*
B Class, $0.01 Par Value	$25,583,677	3,713,161	$6.89
C Class, $0.01 Par Value	$100,018,158	14,493,855	$6.90
R Class, $0.01 Par Value	$40,417,965	5,874,548	$6.88
*Maximum offering price $7.31 (net asset value divided by 0.9425)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $269,370)	$10,477,812
Interest (net of foreign taxes withheld of $1,305)	11,475,399
21,953,211

Expenses:
Management fees	8,466,710
Distribution and service fees:
A Class	746,102
B Class	130,085
C Class	480,236
R Class	95,642
Directors’ fees and expenses	61,019
Other expenses	2,592
9,982,386

Net investment income (loss)	11,970,825

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(14,944))	86,735,076
Futures contract transactions	270,852
Swap agreement transactions	977
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $28,005)	29,407
87,036,312

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $(149,036))	58,860,628
Futures contracts	(55,540)
Swap agreements	(40,180)
Translation of assets and liabilities in foreign currencies	181,394
58,946,302

Net realized and unrealized gain (loss)	145,982,614

Net Increase (Decrease) in Net Assets Resulting from Operations	$157,953,439

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$11,970,825	$20,655,257
Net realized gain (loss)	87,036,312	115,663,574
Change in net unrealized appreciation (depreciation)	58,946,302	(1,034,346)
Net increase (decrease) in net assets resulting from operations	157,953,439	135,284,485

Distributions to Shareholders
From net investment income:
Investor Class	(4,173,271)	(8,529,379)
Institutional Class	(1,792,522)	(4,887,703)
A Class	(3,144,580)	(6,894,995)
B Class	(40,267)	(121,772)
C Class	(144,492)	(380,916)
R Class	(150,108)	(238,095)
Decrease in net assets from distributions	(9,445,240)	(21,052,860)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(22,018,969)	(170,687,745)

Net increase (decrease) in net assets	126,489,230	(56,456,120)

Net Assets
Beginning of period	1,562,133,687	1,618,589,807
End of period	$1,688,622,917	$1,562,133,687

Undistributed net investment income	$6,166,809	$3,641,224

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its mix of asset types. The fund pursues its objective by diversifying investments among three asset classes — equity securities, bonds and money market instruments, the mix of which will depend on the risk profile of the fund.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Exchange-Traded Funds — The fund may invest in exchange-traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.10% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2011 was 1.06% for the Investor Class, A Class, B Class, C Class and R Class and 0.86% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2011 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2011 totaled $671,761,050, of which $125,690,335 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 totaled $691,864,048, of which $107,008,400 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2011		Year ended November 30, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	9,300,224	$62,187,094	18,554,140	$111,526,654
Issued in reinvestment of distributions	622,074	4,077,166	1,385,599	8,320,336
Redeemed	(11,937,194)	(79,670,944)	(18,660,850)	(111,530,486)
	(2,014,896)	(13,406,684)	1,278,889	8,316,504
Institutional Class/Shares Authorized	350,000,000		350,000,000
Sold	3,771,409	25,148,368	9,892,088	59,168,137
Issued in reinvestment of distributions	273,472	1,792,522	814,423	4,887,703
Redeemed	(3,180,205)	(21,149,643)	(37,870,721)	(220,492,048)
	864,676	5,791,247	(27,164,210)	(156,436,208)
A Class/Shares Authorized	350,000,000		350,000,000
Sold	10,758,567	71,799,887	27,622,917	163,445,573
Issued in reinvestment of distributions	459,140	3,008,688	1,101,963	6,607,356
Redeemed	(13,763,587)	(91,930,396)	(33,460,562)	(199,091,597)
	(2,545,880)	(17,121,821)	(4,735,682)	(29,038,668)
B Class/Shares Authorized	50,000,000		50,000,000
Sold	21,341	139,825	161,029	965,071
Issued in reinvestment of distributions	5,820	38,127	18,931	113,388
Redeemed	(402,165)	(2,690,844)	(1,095,433)	(6,533,796)
	(375,004)	(2,512,892)	(915,473)	(5,455,337)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	1,564,784	10,450,242	3,155,991	18,897,506
Issued in reinvestment of distributions	19,413	127,390	54,583	327,521
Redeemed	(1,294,220)	(8,659,951)	(2,938,574)	(17,602,867)
	289,977	1,917,681	272,000	1,622,160
R Class/Shares Authorized	50,000,000		50,000,000
Sold	1,274,492	8,488,513	2,976,764	17,733,958
Issued in reinvestment of distributions	22,824	149,373	39,445	236,682
Redeemed	(794,852)	(5,324,386)	(1,286,609)	(7,666,836)
	502,464	3,313,500	1,729,600	10,303,804
Net increase (decrease)	(3,278,663)	$(22,018,969)	(29,534,876)	$(170,687,745)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$786,837,328	—	—
Foreign Common Stocks	58,205,131	$226,520,855	—
U.S. Treasury Securities	—	168,351,580	—
Corporate Bonds	—	139,157,877	—
U.S. Government Agency Mortgage-Backed Securities	—	97,560,835	—
Sovereign Governments and Agencies	—	46,761,242	—
U.S. Government Agency Securities and Equivalents	—	23,833,519	—
Commercial Paper	—	21,268,623	—
Commercial Mortgage-Backed Securities	—	16,842,611	—
Municipal Securities	—	16,168,517	—
Collateralized Mortgage Obligations	—	13,158,530	—
Convertible Preferred Stocks	—	340,358	—
Preferred Stocks	—	175,811	—
Asset-Backed Securities	—	146,937	—
Temporary Cash Investments	79,973,666	49,998	—
Total Value of Investment Securities	$925,016,125	$770,337,293	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(87,808)	—
Futures Contracts	$47,149	1,703	—
Swap Agreements	—	(40,180)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$47,149	$(126,285)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund began investing in credit risk derivative instruments in March 2011. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume since March 2011.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The equity price risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of May 31, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$50,343
Equity Price Risk	Receivable for variation margin on futures contracts	$24,354	Payable for variation margin on futures contracts	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	46,941	Unrealized loss on forward foreign currency exchange contracts	134,749
Interest Rate Risk	Receivable for variation margin on futures contracts	18,548	Payable for variation margin on futures contracts	20,283
		$89,843		$205,375

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$977	Change in net unrealized appreciation (depreciation) on swap agreements	$(40,180)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	500,628	Change in net unrealized appreciation (depreciation) on futures contracts	(29,822)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(31,597)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(3,227)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(229,776)	Change in net unrealized appreciation (depreciation) on futures contracts	(25,718)
		$240,232		$(98,947)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,452,220,493
Gross tax appreciation of investments	$252,042,846
Gross tax depreciation of investments	(8,909,921)
Net tax appreciation (depreciation) of investments	$243,132,925

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2010, the fund had accumulated capital losses of $(82,344,463), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.30		$5.83	$4.84	$7.64	$7.36	$7.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.09	0.09	0.13	0.15	0.14
Net Realized and Unrealized Gain (Loss)	0.59		0.47	1.00	(2.01)	0.70	0.68
Total From Investment Operations	0.64		0.56	1.09	(1.88)	0.85	0.82
Distributions
From Net Investment Income	(0.04)		(0.09)	(0.10)	(0.15)	(0.15)	(0.12)
From Net Realized Gains	—		—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.04)		(0.09)	(0.10)	(0.92)	(0.57)	(0.46)
Net Asset Value, End of Period	$6.90		$6.30	$5.83	$4.84	$7.64	$7.36

Total Return(3)	10.24%		9.65%	22.86%	(27.85)%	12.26%	12.49%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.07	%(4)	1.07%	1.08%	1.06%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.60	%(4)	1.44%	1.83%	2.09%	2.00%	2.00%
Portfolio Turnover Rate	44%		87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$659,031		$614,299	$561,341	$457,057	$831,559	$1,039,386

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.30		$5.83	$4.84	$7.64	$7.36	$7.01
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06		0.10	0.11	0.14	0.16	0.15
Net Realized and Unrealized Gain (Loss)	0.59		0.47	0.99	(2.01)	0.70	0.68
Total From Investment Operations	0.65		0.57	1.10	(1.87)	0.86	0.83
Distributions
From Net Investment Income	(0.05)		(0.10)	(0.11)	(0.16)	(0.16)	(0.14)
From Net Realized Gains	—		—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.05)		(0.10)	(0.11)	(0.93)	(0.58)	(0.48)
Net Asset Value, End of Period	$6.90		$6.30	$5.83	$4.84	$7.64	$7.36

Total Return(3)	10.36%		9.87%	23.11%	(27.70)%	12.48%	12.55%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.87	%(4)	0.87%	0.88%	0.86%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.80	%(4)	1.64%	2.03%	2.29%	2.20%	2.20%
Portfolio Turnover Rate	44%		87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$252,860		$225,389	$367,093	$308,684	$520,500	$492,180

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.29		$5.82	$4.83	$7.63	$7.35	$7.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.05		0.07	0.08	0.12	0.13	0.12
Net Realized and Unrealized Gain (Loss)	0.58		0.47	1.00	(2.02)	0.70	0.68
Total From Investment Operations	0.63		0.54	1.08	(1.90)	0.83	0.80
Distributions
From Net Investment Income	(0.03)		(0.07)	(0.09)	(0.13)	(0.13)	(0.11)
From Net Realized Gains	—		—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.03)		(0.07)	(0.09)	(0.90)	(0.55)	(0.45)
Net Asset Value, End of Period	$6.89		$6.29	$5.82	$4.83	$7.63	$7.35

Total Return(4)	10.12%		9.39%	22.60%	(28.07)%	11.99%	12.06%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.32	%(5)	1.32%	1.33%	1.31%	1.30%	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.35	%(5)	1.19%	1.58%	1.84%	1.75%	1.75%
Portfolio Turnover Rate	44%		87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$610,712		$573,518	$558,588	$469,970	$410,570	$426,664

(1)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended May 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.29		$5.82	$4.83	$7.63	$7.35	$6.99
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02		0.03	0.04	0.07	0.07	0.07
Net Realized and Unrealized Gain (Loss)	0.59		0.47	1.00	(2.02)	0.71	0.69
Total From Investment Operations	0.61		0.50	1.04	(1.95)	0.78	0.76
Distributions
From Net Investment Income	(0.01)		(0.03)	(0.05)	(0.08)	(0.08)	(0.06)
From Net Realized Gains	—		—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.01)		(0.03)	(0.05)	(0.85)	(0.50)	(0.40)
Net Asset Value, End of Period	$6.89		$6.29	$5.82	$4.83	$7.63	$7.35

Total Return(3)	9.71%		8.56%	21.69%	(28.61)%	11.16%	11.39%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.07	%(4)	2.07%	2.08%	2.06%	2.05%	2.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.60	%(4)	0.44%	0.83%	1.09%	1.00%	1.00%
Portfolio Turnover Rate	44%		87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$25,584		$25,713	$29,134	$25,620	$35,619	$32,811

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.30		$5.83	$4.84	$7.64	$7.36	$7.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02		0.03	0.04	0.07	0.07	0.07
Net Realized and Unrealized Gain (Loss)	0.59		0.47	1.00	(2.02)	0.71	0.69
Total From Investment Operations	0.61		0.50	1.04	(1.95)	0.78	0.76
Distributions
From Net Investment Income	(0.01)		(0.03)	(0.05)	(0.08)	(0.08)	(0.06)
From Net Realized Gains	—		—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.01)		(0.03)	(0.05)	(0.85)	(0.50)	(0.40)
Net Asset Value, End of Period	$6.90		$6.30	$5.83	$4.84	$7.64	$7.36

Total Return(3)	9.69%		8.54%	21.64%	(28.56)%	11.15%	11.37%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.07	%(4)	2.07%	2.08%	2.06%	2.05%	2.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.60	%(4)	0.44%	0.83%	1.09%	1.00%	1.00%
Portfolio Turnover Rate	44%		87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$100,018		$89,474	$81,248	$51,619	$46,978	$32,789

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.28		$5.82	$4.83	$7.63	$7.35	$6.99
Income From Investment Operations
Net Investment Income (Loss)(2)	0.04		0.06	0.07	0.10	0.12	0.11
Net Realized and Unrealized Gain (Loss)	0.59		0.46	0.99	(2.02)	0.69	0.68
Total From Investment Operations	0.63		0.52	1.06	(1.92)	0.81	0.79
Distributions
From Net Investment Income	(0.03)		(0.06)	(0.07)	(0.11)	(0.11)	(0.09)
From Net Realized Gains	—		—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.03)		(0.06)	(0.07)	(0.88)	(0.53)	(0.43)
Net Asset Value, End of Period	$6.88		$6.28	$5.82	$4.83	$7.63	$7.35

Total Return(3)	10.00%		8.94%	22.30%	(28.24)%	11.72%	11.95%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.57	%(4)	1.57%	1.58%	1.56%	1.55%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.10	%(4)	0.94%	1.33%	1.59%	1.50%	1.50%
Portfolio Turnover Rate	44%		87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$40,418		$33,741	$21,186	$8,458	$4,051	$837

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72030   1107

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 29, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 29, 2011